As filed with the Securities and Exchange Commission on September 30, 2002

Registration No. 333-62695
Registration No. 811-5343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
Registration Statement
Under
The Securities Act of 1933

Post-Effective Amendment No. 8
For Registration Under the Investment Company Act of 1940
Amendment No. 88
GE Life & Annuity Separate Account 4

(Exact Name of Registrant)

GE Life and Annuity Assurance Company

(Name of Depositor)

6610 W. Broad Street
Richmond, Virginia 23230
(Address of Depositor’s Principal Executive Office)
Depositor’s Telephone Number: (804) 281-6000

Heather Harker
Vice President, Associate General Counsel and Assistant Secretary
GE Life and Annuity Assurance Company
6610 W. Broad Street
Richmond, Virginia 23230
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 ☐  immediately upon filing pursuant to paragraph (b) of Rule 485
 ☒  on October 29, 2002 pursuant to paragraph (b) of Rule 485
 ☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
 ☐  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:    Individual Flexible Premium Variable Deferred Annuity Contracts

SUPPLEMENT DATED OCTOBER 29, 2002 TO

PROSPECTUS DATED MAY 1, 2002 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.    The “Transfers Before the Maturity Date” and the “Telephone/Internet Transactions” provisions of the “Transfers” section of your prospectus are amended as follows:

Transfers Before the Maturity Date

You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision.

Transfers From the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a dollar-cost averaging program (see the “Dollar-Cost Averaging” provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers From the Subaccounts to the Guarantee Account

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail.

Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted. If you wish to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Home Office. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a dollar-cost averaging program or portfolio rebalancing program.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties (see the “Transfers by Third Parties” provision).

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

Telephone/Internet Transactions

You may make your first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us provided we receive written authorization from you at our Home Office to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include, but are not limited to:

(1)
the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

(2)	dollar-cost averaging; and

(3)	portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party to provide some form of personal identification before we act on the telephone/internet instructions;

(2)	confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

(3)	tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and internet transactions.

2

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

2.    The last paragraph of the provision entitled “Non-Standardized Performance Data” located in “Appendix A” is amended as follows:

The charge for the Guaranteed Minimum Death Benefit and premium taxes are not reflected in the calculations in Table 2. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

In addition, “Table 3” of the “Non-Standardized Performance Data” located in “Appendix A” is deleted from the prospectus.

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SUPPLEMENT DATED JUNE 3, 2002

TO THE PROSPECTUS DATED MAY 1, 2002

TO FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective June 3, 2002, the second sentence of the “Principal Underwriter” provision of the “Distribution of the Contracts” section is amended as follows:

Capital Brokerage, a Washington corporation and an affiliate of ours, is located at  201 Merritt 7, PO Box 5005, Norwalk, Connecticut, 06856-5005.

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GE Life & Annuity Separate Account 4
Prospectus For
Flexible Premium Variable Deferred Annuity Contracts
Form P1152 1/99

Issued by:
GE Life and Annuity Assurance Company
Home Office:
6610 West Broad Street
Richmond, Virginia 23230
Telephone: (804) 281-6000

This prospectus gives details about the Separate Account and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable deferred annuity contract (the “contract”) for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the “Company,” “we,” “us,” or “our”) issues the contract.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. Each Subaccount of GE Life & Annuity Separate Account 4 (the “Separate Account”) invests in shares of portfolios of the underlying mutual funds listed below:

The Alger American Fund:
Alger American Growth Portfolio
Alger American Small Capitalization Portfolio

Federated Insurance Series:
Federated American Leaders Fund II
Federated High Income Bond Fund II*
Federated Utility Fund II

Fidelity Variable Insurance Products Fund  (“VIP”):
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II  (“VIP II”):
VIP II Asset ManagerSM Portfolio
VIP II Contrafund® Portfolio

Fidelity Variable Insurance Products Fund III  (“VIP III”):
VIP III Growth & Income Portfolio
VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:
Income Fund
International Equity Fund
Mid-Cap Value Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500® Index Fund
Total Return Fund
U.S. Equity Fund

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund
Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
Aggressive Growth Portfolio
Balanced Portfolio
Capital Appreciation Portfolio
Flexible Income Portfolio
Global Life Sciences Portfolio — Service Shares
Global Technology Portfolio — Service Shares
Growth Portfolio
International Growth Portfolio
Worldwide Growth Portfolio

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Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Bond Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer High Income Fund/VA*
Oppenheimer Multiple Strategies Fund/VA

Salomon Brothers Variable Series Funds Inc:
Investors Fund
Strategic Bond Fund*
Total Return Fund

* These portfolios may invest in lower quality debt securities commonly referred to as “junk bonds.”

Not all of these portfolios may be available in all states or markets.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

•	Is NOT a bank deposit

•	Is NOT FDIC insured

•	Is NOT insured or endorsed by a bank or any federal government agency

•	Is NOT available in every state

•	MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

A statement of additional information, dated May 1, 2002, which contains additional information about the contract and the Separate Account has been filed with the SEC and is incorporated by reference into this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

1-800-352-9910;

or write us at:

6610 West Broad Street
Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC’s website at:

www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2002.

2

3

Definitions

The following terms are used throughout the prospectus:

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant — The person(s) named in the contract upon whose age and, where appropriate gender, we use to determine monthly income benefits.

Annuity Unit — An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Bonus Credit — The “enhanced premium amount” described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a “premium payment” under the contract.

Code — The Internal Revenue Code of 1986, as amended.

Contract Date — The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract and we use it to determine contract years and anniversaries.

Contract Value — The total value of all your accumulation units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account — Assets of GE Life and Annuity Assurance Company other than those allocated to GE Life & Annuity Separate Account 4 or any of our other Separate Accounts.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Home Office — Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date — The date on which your income payments commence, provided the Annuitant is living on that date.

Separate Account — GE Life & Annuity Separate Account 4, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a Separate Fund.

4

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Subaccounts may be available in all states or markets. Subaccount may be referred to as Investment Subdivision in the contract and/or marketing materials.

Surrender Value — The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, optional death benefit charge and contract maintenance charge.

Valuation Day — Any day that the New York Stock Exchange is open for regular trading except for days on which a portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

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Expense Table

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this contract. The table reflects Separate Account charges and charges assessed against amounts you allocate to the Guarantee Account. For more complete descriptions of the various costs and expenses involved, see the “Charges and Other Deductions” provision in this prospectus. Premium tax charges may also apply, although they are not reflected in the table.

Owner Transaction Expenses:

The maximum surrender charge (as a percentage of each premium payment surrendered/withdrawn)	8.00%

Number of Full and Partially Completed Years Since We Received the Premium Payment	Surrender Charge as a Percentage of the Surrendered or Partially Surrendered Premium Payment

1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9 or more	0%

Transfer Charge (for each transfer after the first in a calendar month)[1]	$10

Annual Expenses (effective annual rate of Separate Account charges as a percentage of the daily net assets of the Separate Account):

Mortality and Expense Risk Charge	1.30%
Administrative Expense Charge	0.25%

Total Annual Expenses	1.55%

Other Annual Expenses:

Annual Contract Maintenance Charge2	$25

Maximum Optional Guaranteed Minimum Death Benefit Charge (as a percentage of your contract prior year’s average benefit amount)[3]	0.35%

[1]	We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month. We currently do not assess this charge.

[2]	We do not assess this charge if your Contract Value is at least $10,000 at the time the charge is due.

[3]
If the Optional Guaranteed Minimum Death Benefit applies. We currently charge 0.25% of the prior contract year’s average benefit amount. (This may be referred to as the “Six Percent EstateProtectorSM” in our marketing materials.)

6

Portfolio Annual Expenses

The following table shows the annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as a percentage of each portfolio’s average net assets, after fee waivers and expense reimbursements, as applicable).

Portfolios	Management Fees	12b-1 Fees*	Other Expenses	Total Annual Expenses

The Alger American Fund

Alger American Growth Portfolio	0.75%	—	0.06%	0.81%
Alger American Small Capitalization Portfolio	0.85	—	0.07	0.92

Federated Insurance Series

Federated American Leaders Fund II	0.75	—	0.12	0.87
Federated High Income Bond Fund II	0.60	—	0.16	0.76
Federated Utility Fund II	0.75	—	0.17	0.92

Fidelity Variable Insurance Products Fund (“VIP”)1

VIP Equity-Income Portfolio	0.48	—	0.10	0.58
VIP Growth Portfolio	0.58	—	0.10	0.68
VIP Overseas Portfolio	0.73	—	0.19	0.92

Fidelity Variable Insurance Products Fund II (“VIP II”)1

VIP II Asset ManagerSM Portfolio	0.53	—	0.11	0.64
VIP II Contrafund® Portfolio	0.58	—	0.10	0.68

Fidelity Variable Insurance Products Fund III (“VIP III”)1

VIP III Growth & Income Portfolio	0.48	—	0.10	0.58
VIP III Growth Opportunities Portfolio	0.58	—	0.11	0.69

GE Investments Funds, Inc.

Income Fund	0.50	—	0.05	0.55
International Equity Fund	1.00	—	0.07	1.07
Mid-Cap Value Equity Fund	0.65	—	0.03	0.68
Money Market Fund	0.38	—	0.04	0.42
Premier Growth Equity Fund	0.65	—	0.02	0.67
Real Estate Securities Fund	0.85	—	0.05	0.90
S&P 500® Index Fund	0.35	—	0.04	0.39
Total Return Fund	0.49	—	0.04	0.53
U.S. Equity Fund	0.55	—	0.03	0.58

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	0.75	—	0.25	1.00
Goldman Sachs Mid Cap Value Fund	0.80	—	0.13	0.93

Janus Aspen Series

Aggressive Growth Portfolio	0.65	—	0.02	0.67
Balanced Portfolio	0.65	—	0.01	0.66
Capital Appreciation Portfolio	0.65	—	0.01	0.66
Flexible Income Portfolio	0.65	—	0.03	0.68
Global Life Sciences Portfolio — Service Shares	0.65	0.25%	0.17	1.07
Global Technology Portfolio — Service Shares	0.65	0.25	0.05	0.95
Growth Portfolio	0.65	—	0.01	0.66
International Growth Portfolio	0.65	—	0.06	0.71
Worldwide Growth Portfolio	0.65	—	0.04	0.69

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Portfolios	Management Fees	12b-1 Fees*	Other Expenses	Total Annual Expenses

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	0.64%	—	0.04%	0.68%
Oppenheimer Bond Fund/VA	0.72	—	0.05	0.77
Oppenheimer Capital Appreciation Fund/VA	0.64	—	0.04	0.68
Oppenheimer High Income Fund/VA	0.74	—	0.05	0.79
Oppenheimer Multiple Strategies Fund/VA	0.72	—	0.04	0.76

Salomon Brothers Variable Series Fund Inc

Investors Fund	0.70	—	0.12	0.82
Strategic Bond Fund	0.64	—	0.36	1.00
Total Return Fund	0.66	—	0.34	1.00

*
The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios’ assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

[1]
Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio’s expenses. In addition, through arrangements with the portfolio’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio’s custodian expenses. These offsets may be discontinued at any time.

Accordingly, the actual total operating expenses were:

• VIP Equity-Income Portfolio	0.57%
• VIP Growth Portfolio	0.65
• VIP Overseas Portfolio	0.87
• VIP II Asset ManagerSM Portfolio	0.63
• VIP II Contrafund® Portfolio	0.64
• VIP III Growth & Income Portfolio	0.56
• VIP III Growth Opportunities Portfolio	0.67

Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursements.

Portfolios	Management Fees	12b-1 Fees*	Service Share Fees**	Other Expenses	Total Annual Expenses

Federated Insurance Series

Federated American Leaders Fund II	0.75%	—	0.25%	0.12%	1.12%
Federated High Income Bond Fund II	0.60	—	0.25	0.16	1.01
Federated Utility Fund II	0.75	—	0.25	0.17	1.17

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	0.75	—	—	0.42	1.17
Goldman Sachs Mid Cap Value Fund	0.80	—	—	0.14	0.94

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Portfolios	Management Fees	12b-1 Fees*	Service Share Fees**	Other Expenses	Total Annual Expenses

Salomon Brothers Variable Series Fund Inc

Investors Fund	0.70%	—	—	0.12%	0.82%
Strategic Bond Fund	0.75	—	—	0.36	1.11
Total Return Fund	0.80	—	—	0.34	1.14

*
The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios’ assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

**
The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios’ assets attributable to the contracts will be remitted to the Company.

The expenses shown above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct the Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER CONTRACTS
We offer other variable annuity contracts in the Separate Account which also invest in the same portfolios (or many of the same) of the Funds. These contracts may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call (800) 352-9910.

EXAMPLES
The following examples show the costs that would be incurred under certain hypothetical situations. The examples vary based on whether the rider is selected and whether you surrender or annuitize your contract. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as shown in the “Portfolio Annual Expenses” provision). These expenses, and therefore the example, reflect certain fee waivers and expense reimbursements provided by some of the portfolios and assume they will continue for the periods shown. We have not independently verified this information. We cannot guarantee that these fee waivers and expense reimbursements will continue.

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The examples show what an Owner would pay assuming a $1,000 investment, 5% return and no change in portfolio expenses. The contract expenses include:

(1)	A Mortality and Expense Risk Charge of 1.30%;

(2)	An Administrative Expense Charge of 0.25%;

(3)	A Contract Maintenance Charge of $25 (assumed to be an equivalent of 0.1% of $1,000); and

(4)	A maximum charge of 0.35% for the Guaranteed Minimum Death Benefit Rider (to the extent the examples reflect the Rider).

The examples do not reflect any Bonus Credits. If they did, the expenses shown would be higher.

Deductions for premium taxes are not reflected, but may apply.

*    *    *

Example 1 reflects expenses without the Guaranteed Minimum Death Benefit Rider and assumes you surrender* your contract at the end of the applicable period.

	Without Guaranteed Minimum Death Benefit Rider
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Alger American Fund

Alger American Growth Portfolio	$96.91	$139.65	$176.05	$279.62
Alger American Small Capitalization Portfolio	98.01	142.95	181.54	290.49

Federated Insurance Series

Federated American Leaders Fund II	97.51	141.45	179.05	285.56
Federated High Income Bond Fund II	96.41	138.15	173.55	274.63
Federated Utility Fund II	98.01	142.95	181.54	290.49

Fidelity Variable Insurance Products Funds (“VIP”)

VIP Equity-Income Portfolio	94.61	132.72	164.48	256.46
VIP Growth Portfolio	95.61	135.74	169.53	266.60
VIP Overseas Portfolio	98.01	142.95	181.54	290.49

Fidelity Variable Insurance Products Funds II (“VIP II”)

VIP II Asset ManagerSM Portfolio	95.21	134.53	167.51	262.55
VIP II Contrafund® Portfolio	95.61	135.74	169.53	266.60

Fidelity Variable Insurance Products Funds III (“VIP III”)

VIP III Growth & Income Portfolio	94.61	132.72	164.48	256.46
VIP III Growth Opportunities Portfolio	95.71	136.04	170.03	267.60

10

	Without Guaranteed Minimum Death Benefit Rider
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

GE Investments Funds, Inc.

Income Fund	$94.31	$131.82	$162.96	$253.39
International Equity Fund	99.51	147.43	188.97	305.11
Mid-Cap Value Equity Fund	95.61	135.74	169.53	266.60
Money Market Fund	93.00	127.87	156.35	240.00
Premier Growth Equity Fund	95.51	135.44	169.03	265.59
Real Estate Securities Fund	97.81	142.35	180.54	288.52
S&P 500® Index Fund	92.70	126.96	154.82	236.89
Total Return Fund	94.11	131.21	161.95	251.35
U.S. Equity Fund	94.61	132.72	164.48	256.46

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	98.81	145.34	185.51	298.32
Goldman Sachs Mid Cap Value Fund	98.11	143.25	182.03	291.47

Janus Aspen Series

Aggressive Growth Portfolio	95.51	135.44	169.03	265.59
Balanced Portfolio	95.41	135.14	168.52	264.58
Capital Appreciation Portfolio	95.41	135.14	168.52	264.58
Flexible Income Portfolio	95.61	135.74	169.53	266.60
Global Life Sciences Portfolio — Service Shares	99.51	147.43	188.97	305.11
Global Technology Portfolio — Service Shares	98.31	143.85	183.03	293.43
Growth Portfolio	95.41	135.14	168.52	264.58
International Growth Portfolio	95.91	136.65	171.04	269.62
Worldwide Growth Portfolio	95.71	136.04	170.03	267.60

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	95.61	135.74	169.53	266.60
Oppenheimer Bond Fund/VA	96.51	138.45	174.05	275.63
Oppenheimer Capital Appreciation Fund/VA	95.61	135.74	169.53	266.60
Oppenheimer High Income Fund/VA	96.71	139.05	175.05	277.63
Oppenheimer Multiple Strategies Fund/VA	96.41	138.15	173.55	274.63

Salomon Brothers Variable Series Funds Inc

Investors Fund	97.01	139.95	176.55	280.61
Strategic Bond Fund	98.81	145.34	185.51	298.32
Total Return Fund	98.81	145.34	185.51	298.32

* surrender includes annuitization over a period of less than 5 years

Example 2 reflects expenses without the Guaranteed Minimum Death Benefit Rider and assumes you annuitize your contract at the end of the applicable period, or do not surrender.*

	Without Guaranteed Minimum Death Benefit Rider
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Alger American Fund

Alger American Growth Portfolio	$24.91	$76.65	$131.05	$279.62
Alger American Small Capitalization Portfolio	26.01	79.95	136.54	290.49

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	Without Guaranteed Minimum Death Benefit Rider
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Federated Insurance Series

Federated American Leaders Fund II	$25.51	$78.45	$134.05	$285.56
Federated High Income Bond Fund II	24.41	75.15	128.55	274.63
Federated Utility Fund II	26.01	79.95	136.54	290.49

Fidelity Variable Insurance Products Funds (“VIP”)

VIP Equity-Income Portfolio	22.61	69.72	119.48	256.46
VIP Growth Portfolio	23.61	72.74	124.53	266.60
VIP Overseas Portfolio	26.01	79.95	136.54	290.49

Fidelity Variable Insurance Products Funds II (“VIP II”)

VIP II Asset ManagerSM Portfolio	23.21	71.53	122.51	262.55
VIP II Contrafund® Portfolio	23.61	72.74	124.53	266.60

Fidelity Variable Insurance Products Funds III (“VIP III”)

VIP III Growth & Income Portfolio	22.61	69.72	119.48	256.46
VIP III Growth Opportunities Portfolio	23.71	73.04	125.03	267.60

GE Investments Funds, Inc.

Income Fund	22.31	68.82	117.96	253.39
International Equity Fund	27.51	84.43	143.97	305.11
Mid-Cap Value Equity Fund	23.61	72.74	124.53	266.60
Money Market Fund	21.00	64.87	111.35	240.00
Premier Growth Equity Fund	23.51	72.44	124.03	265.59
Real Estate Securities Fund	25.81	79.35	135.54	288.52
S&P 500® Index Fund	20.70	63.96	109.82	236.89
Total Return Fund	22.11	68.21	116.95	251.35
U.S. Equity Fund	22.61	69.72	119.48	256.46

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	26.81	82.34	140.51	298.32
Goldman Sachs Mid Cap Value Fund	26.11	80.25	137.03	291.47

Janus Aspen Series

Aggressive Growth Portfolio	23.51	72.44	124.03	265.59
Balanced Portfolio	23.41	72.14	123.52	264.58
Capital Appreciation Portfolio	23.41	72.14	123.52	264.58
Flexible Income Portfolio	23.61	72.74	124.53	266.60
Global Life Sciences Portfolio — Service Shares	27.51	84.43	143.97	305.11
Global Technology Portfolio — Service Shares	26.31	80.85	138.03	293.43
Growth Portfolio	23.41	72.14	123.52	264.58
International Growth Portfolio	23.91	73.65	126.04	269.62
Worldwide Growth Portfolio	23.71	73.04	125.03	267.60

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	23.61	72.74	124.53	266.60
Oppenheimer Bond Fund/VA	24.51	75.45	129.05	275.63
Oppenheimer Capital Appreciation Fund/VA	23.61	72.74	124.53	266.60
Oppenheimer High Income Fund/VA	24.71	76.05	130.05	277.63
Oppenheimer Multiple Strategies Fund/VA	24.41	75.15	128.55	274.63

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	Without Guaranteed Minimum Death Benefit Rider
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Salomon Brothers Variable Series Funds Inc

Investors Fund	$25.01	$76.95	$131.55	$280.61
Strategic Bond Fund	26.81	82.34	140.51	298.32
Total Return Fund	26.81	82.34	140.51	298.32

* surrender includes annuitization over a period of less than 5 years

Example 3 reflects expenses with the Guaranteed Minimum Death Benefit Rider and assumes you surrender* your contract at the end of the applicable period.

	With Guaranteed Minimum Death Benefit Rider

Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Alger American Fund

Alger American Growth Portfolio	$100.47	$150.71	$195.15	$321.47
Alger American Small Capitalization Portfolio	101.57	153.99	200.58	332.11

Federated Insurance Series

Federated American Leaders Fund II	101.07	152.50	198.11	327.29
Federated High Income Bond Fund II	99.97	149.22	192.67	316.59
Federated Utility Fund II	101.57	153.99	200.58	332.11

Fidelity Variable Insurance Products Funds (“VIP”)

VIP Equity-Income Portfolio	98.17	143.82	183.69	298.81
VIP Growth Portfolio	99.17	146.82	188.69	308.73
VIP Overseas Portfolio	101.57	153.99	200.58	332.11

Fidelity Variable Insurance Products Funds II (“VIP II”)

VIP II Asset ManagerSM Portfolio	98.77	145.62	186.69	304.77
VIP II Contrafund® Portfolio	99.17	146.82	188.69	308.73

Fidelity Variable Insurance Products Funds III (“VIP III”)

VIP III Growth & Income Portfolio	98.17	143.82	183.69	298.81
VIP III Growth Opportunities Portfolio	99.27	147.12	189.19	309.72

GE Investments Funds, Inc.

Income Fund	97.87	142.92	182.18	295.81
International Equity Fund	103.07	158.44	207.94	346.41
Mid-Cap Value Equity Fund	99.17	146.82	188.69	308.73
Money Market Fund	96.52	138.52	174.24	276.43
Premier Growth Equity Fund	99.07	146.52	188.19	307.74
Real Estate Securities Fund	101.37	153.39	199.59	330.18
S&P 500® Index Fund	96.27	138.09	174.12	279.65
Total Return Fund	97.67	142.32	181.18	293.80
U.S. Equity Fund	98.17	143.82	183.69	298.81

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	102.37	156.37	204.51	339.77
Goldman Sachs Mid Cap Value Fund	101.67	154.29	201.07	333.07

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	With Guaranteed Minimum Death Benefit Rider

Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Janus Aspen Series

Aggressive Growth Portfolio	$99.07	$146.52	$188.19	$307.74
Balanced Portfolio	98.97	146.22	187.69	306.75
Capital Appreciation Portfolio	98.97	146.22	187.69	306.75
Flexible Income Portfolio	99.17	146.82	188.69	308.73
Global Life Sciences Portfolio — Service Shares	103.07	158.44	207.94	346.41
Global Technology Portfolio — Service Shares	101.87	154.88	202.05	334.99
Growth Portfolio	98.97	146.22	187.69	306.75
International Growth Portfolio	99.47	147.72	190.18	311.69
Worldwide Growth Portfolio	99.27	147.12	189.19	309.72

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	99.17	146.82	188.69	308.73
Oppenheimer Bond Fund/VA	100.07	149.52	193.16	317.57
Oppenheimer Capital Appreciation Fund/VA	99.17	146.82	188.69	308.73
Oppenheimer High Income Fund/VA	100.27	150.11	194.16	319.52
Oppenheimer Multiple Strategies Fund/VA	99.97	149.22	192.67	316.59

Salomon Brothers Variable Series Funds Inc

Investors Fund	100.57	151.01	195.64	322.44
Strategic Bond Fund	102.37	156.37	204.51	339.77
Total Return Fund	102.37	156.37	204.51	339. 77

* surrender includes annuitization over a period of less than 5 years

Example 4 reflects expenses with the Guaranteed Minimum Death Benefit Rider and assumes you annuitize your contract at the end of the applicable period, or do not surrender.*

	With Guaranteed Minimum Death Benefit Rider
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Alger American Fund

Alger American Growth Portfolio	$28.47	$87.71	$150.15	$321.47
Alger American Small Capitalization Portfolio	29.57	90.99	155.58	332.11

Federated Insurance Series

Federated American Leaders Fund II	29.07	89.50	153.11	327.29
Federated High Income Bond Fund II	27.97	86.22	147.67	316.59
Federated Utility Fund II	29.57	90.99	155.58	332.11

Fidelity Variable Insurance Products Funds (“VIP”)

VIP Equity-Income Portfolio	26.17	80.82	138.69	298.81
VIP Growth Portfolio	27.17	83.82	143.69	308.73
VIP Overseas Portfolio	29.57	90.99	155.58	332.11

Fidelity Variable Insurance Products Funds II (“VIP II”)

VIP II Asset ManagerSM Portfolio	26.77	82.62	141.69	304.77
VIP II Contrafund® Portfolio	27.17	83.82	143.69	308.73

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	With Guaranteed Minimum Death Benefit Rider
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Fidelity Variable Insurance Products Funds III (“VIP III”)

VIP III Growth & Income Portfolio	$26.17	$80.82	$138.69	$298.81
VIP III Growth Opportunities Portfolio	27.27	84.12	144.19	309.72

GE Investments Funds, Inc.

Income Fund	25.87	79.92	137.18	295.81
International Equity Fund	31.07	95.44	162.94	346.41
Mid-Cap Value Equity Fund	27.17	83.82	143.69	308.73
Money Market Fund	24.52	75.52	129.24	276.43
Premier Growth Equity Fund	27.07	83.52	143.19	307.74
Real Estate Securities Fund	29.37	90.39	154.59	330.18
S&P 500® Index Fund	24.27	75.09	129.12	279.65
Total Return Fund	25.67	79.32	136.18	293.80
U.S. Equity Fund	26.17	80.82	138.69	298.81

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	30.37	93.37	159.51	339.77
Goldman Sachs Mid Cap Value Fund	29.67	91.29	156.07	333.07

Janus Aspen Series

Aggressive Growth Portfolio	27.07	83.52	143.19	307.74
Balanced Portfolio	26.97	83.22	142.69	306.75
Capital Appreciation Portfolio	26.97	83.22	142.69	306.75
Flexible Income Portfolio	27.17	83.82	143.69	308.73
Global Life Sciences Portfolio — Service Shares	31.07	95.44	162.94	346.41
Global Technology Portfolio — Service Shares	29.87	91.88	157.05	334.99
Growth Portfolio	26.97	83.22	142.69	306.75
International Growth Portfolio	27.47	84.72	145.18	311.69
Worldwide Growth Portfolio	27.27	84.12	144.19	309.72

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	27.17	83.82	143.69	308.73
Oppenheimer Bond Fund/VA	28.07	86.52	148.16	317.57
Oppenheimer Capital Appreciation Fund/VA	27.17	83.82	143.69	308.73
Oppenheimer High Income Fund/VA	28.27	87.11	149.16	319.52
Oppenheimer Multiple Strategies Fund/VA	27.97	86.22	147.67	316.59

Salomon Brothers Variable Series Funds Inc

Investors Fund	28.57	88.01	150.64	322.44
Strategic Bond Fund	30.37	93.37	159.51	339.77
Total Return Fund	30.37	93.37	159.51	339.77

* surrender includes annuitization over a period of less than 5 years

15

Synopsis

What type of contract am I buying?    The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified (“Qualified Contract”) under the Code, or as a contract that is not qualified under the Code (“Non-Qualified Contract”). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See the provision entitled “The Contract” in this prospectus.

How does the contract work?    Once we approve your application, we will issue a contract. During the accumulation period you can use your premium payments to buy Accumulation Units under Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See “The Contract” provision.

What is a Bonus Credit?    The Bonus Credit is an amount we will add to each premium payment we receive. If the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. Bonus Credits are not considered “premium payments” for purposes of the contract. See the “Bonus Credits” provision of this prospectus for further information.

What is the Separate Account?    The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of Separate Account to one or more Subaccounts, according to your investment choice. We do not charge those assets with liabilities arising out of any other business we may conduct. See “The Separate Account” provision.

What are my variable investment choices?    Through its various Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your directions, in one or more of the portfolios. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See “The Separate Account” provision of this prospectus.

What is the Guarantee Account?    We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays

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interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

What charges are associated with this contract?    Should you take a partial surrender before your premium payments have been in your contract for eight years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge upon any amounts surrendered, partially surrendered or annuitized that represent gain. You may also partially surrender up to 10% of premium payments each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive this charge under certain other conditions. See the “Surrender Charge” provision.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract maintenance charge which we will waive if the Contract Value is at least $10,000 at the time the charge is due. We also charge for the Guaranteed Minimum Death Benefit option, if it is elected. For a complete discussion of all charges associated with the contract, see the “Charges and Other Deductions” provision.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or your Contract Value, as applicable. See the “Charges and Other Deductions” and the “Deductions for Premium Tax” provisions.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio, as well as 12b-1 fees, as applicable. See the “Separate Account — Subaccounts” provision. These portfolio expenses are more fully described in each portfolio’s prospectus.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the “Distribution of the Contracts” provision.

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How much must I pay, and how often?    Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See “The Contract — Premium Payments” provision for more information.

How will my income payments be calculated?    We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living on that date. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See the “Income Payments” provision.

What happens if I die before the Maturity Date?    Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole Owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the “Death of the Owner or Joint Owner Before the Maturity Date” provision.

May I transfer assets among portfolios and to and from the Guarantee Account?    Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Account from the Subaccounts may be subject to certain restrictions. See the “Transfers — Transfers Before the Maturity Date,” “Income Payments — Transfers After the Maturity Date” and the “Guarantee Account” provisions.

May I surrender the contract or take a partial surrender?    Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

When taking a full or partial surrender, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See the “Federal Tax Matters” provision. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces your Contract Value. See the “Death Benefit” provision for more information.

Do I get a free look at this contract?    Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

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If you exercise this right, we will cancel the contract as of the day we receive your request and send you a refund computed as of that date. Your refund will be computed as follows:

(1)
if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

(2)
if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

(3)	if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the “Return Privilege” provision.

When are my allocations effective?    Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the portfolios you choose. See the “Allocation of Premium Payments” provision.

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Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are reflected in the following table.

Subaccount	Accumulation Unit Values as of 1/02/02	Accumulation Unit Values as of 12/31/01	No. of Units as of 12/31/01	Accumulation Unit Values as of 1/02/01	Accumulation Unit Values as of 12/31/00	No. of Units as of 12/31/00

The Alger American Fund
Alger American Growth Portfolio	$9.13	$9.11	9,699,706	$10.11	$10.49	10,372,485
Alger American Small Capitalization Portfolio	6.96	7.03	3,603,281	9.25	10.13	3,566,464
Federated Insurance Series
Federated American Leaders Fund II	9.96	9.98	2,224,709	10.35	10.58	1,783,774
Federated High Income Bond Fund II	8.89	8.85	1,497,811	8.68	8.86	1,236,512
Federated Utility Fund II	8.01	7.95	988.491	9.21	9.36	971,234
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio	10.65	10.64	6,973,887	11.23	11.37	5,142,408
VIP Growth Portfolio	9.10	9.04	12,207,225	10.69	11.16	13,220,537
VIP Overseas Portfolio	8.59	8.53	1,013,208	10.94	10.99	1,034,948
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio	9.62	9.65	1,657,965	10.05	10.22	1,578,124
VIP II Contrafund® Portfolio	9.28	9.33	9,684,799	10.46	10.81	10,046,542
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio	9.19	9.11	4,216,916	9.90	10.14	3,872,703
VIP III Growth Opportunities Portfolio	7.14	7.12	2,034,188	8.14	8.45	2,947,260
GE Investments Funds, Inc.
Income Fund	11.15	11.20	2,019,964	10.67	10.59	978,360
International Equity Fund	8.28	8.27	707,187	10.57	10.62	575,998
Mid-Cap Value Equity Fund	11.72	11.77	4,911,126	11.55	11.91	2,225,373
Money Market Fund	11.04	11.04	22,228,201	10.79	10.79	13,620,757
Premier Growth Equity Fund	9.82	9.79	4,926,747	10.57	10.95	3,575,788
Real Estate Securities Fund	14.34	14.33	1,162,740	12.91	13.01	791,128
S&P 500® Index Fund	8.98	8.92	17,208,862	10.04	10.33	14,711,396
Total Return Fund	10.79	10.81	3,102,244	11.18	11.31	2,562,990
U.S. Equity Fund	10.21	10.19	3,528,046	11.08	11.31	2,679,258
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	8.76	8.74	831,759	9.56	9.80	644,374
Goldman Sachs Mid Cap Value Fund	14.20	14.26	4,778,066	12.68	12.93	2,947,576
Janus Aspen Series
Aggressive Growth Portfolio	8.34	8.38	9,149,067	12.95	14.06	10,800,977
Balanced Portfolio	10.76	10.78	14,470,083	11.34	11.48	14,010,497
Capital Appreciation Portfolio	9.36	9.36	12,492,110	11.60	12.14	14,448,594
Flexible Income Portfolio	10.99	11.06	2,013,676	10.51	10.43	1,350,650
Global Life Sciences Portfolio — Service Shares	9.25	9.36	1,091,617	10.88	11.42	1,538,535
Global Technology Portfolio — Service Shares	4.24	4.20	2,037,391	6.32	6.80	1,420,254
Growth Portfolio	8.41	8.39	15,640,723	10.76	11.33	17,978,378
International Growth Portfolio	10.69	10.70	4,093,422	13.90	14.16	4,568,600
Worldwide Growth Portfolio	9.69	9.69	11,168,696	12.32	12.69	12,873,897

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Subaccount	Accumulation Unit Values as of 1/02/02	Accumulation Unit Values as of 12/31/01	No. of Units as of 12/31/01	Accumulation Unit Values as of 1/02/01	Accumulation Unit Values as of 12/31/00	No. of Units as of 12/31/00

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	$10.06	$10.16	3,160,573	$13.85	$15.01	4,011,227
Oppenheimer Bond Fund/VA	10.65	10.72	2,996,459	10.18	10.10	1,437,061
Oppenheimer Capital Appreciation Fund/VA	11.19	11.19	5,813,569	12.56	13.00	5,423,593
Oppenheimer High Income Fund/VA	9.64	9.61	1,565,613	9.57	9.57	1,554,884
Oppenheimer Multiple Strategies Fund/VA	11.56	11.55	1,253,764	11.39	11.48	829,485
Salomon Brothers Variable Series Funds Inc
Investors Fund	11.80	11.76	2,548,515	12.32	12.46	1,815,215
Strategic Bond Fund	11.01	11.01	1,091,102	10.52	10.46	546,314
Total Return Fund	10.26	10.29	780,272	10.51	10.53	391,192

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Subaccounts	Accumulation Unit Values as of 1/03/00	Accumulation Unit Values as of 12/31/99	No. of Units as of 12/31/99

The Alger American Fund
Alger American Growth Portfolio	$12.52	$12.50	5,377,154
Alger American Small Capitalization Portfolio	14.07	14.14	1,160,756
Federated Insurance Series
Federated American Leaders Fund II	10.29	10.49	1,114,543
Federated High Income Bond Fund II	9.87	9.89	799,186
Federated Utility Fund II	10.25	10.44	491,571
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio	10.37	10.65	3,203,653
VIP Growth Portfolio	12.70	12.73	6,561,710
VIP Overseas Portfolio	13.86	13.80	388,067
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio	10.71	10.80	777,512
VIP II Contrafund® Portfolio	11.57	11.75	5,211,986
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio	10.50	10.69	2,078,979
VIP III Growth Opportunities Portfolio	10.17	10.35	1,709,162
GE Investments Funds, Inc.
Income Fund	9.66	9.71	433,696
International Equity Fund	12.43	12.36	179,463
Mid-Cap Value Equity Fund	10.90	11.17	1,168,256
Money Market Fund	10.32	10.32	12,703,804
Premier Growth Equity Fund	11.52	11.73	1,380,434
Real Estate Securities Fund	9.83	9.97	107,802
S&P 500® Index Fund	11.47	11.59	7,821,903
Total Return Fund	10.83	10.94	1,305,705
U.S. Equity Fund	11.36	11.56	1,442,844
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	10.32	10.44	204,598
Goldman Sachs Mid Cap Value Fund	9.81	10.02	482,846
Janus Aspen Series
Aggressive Growth Portfolio	21.03	20.95	4,781,470
Growth Portfolio	13.33	13.46	8,278,915
Balanced Portfolio	11.80	11.93	7,205,031
Capital Appreciation Portfolio	15.09	15.07	8,073,338
Flexible Income Portfolio	9.94	9.97	606,070
Global Life Sciences Portfolio — Service Shares
Global Technology Portfolio — Service Shares
International Growth Portfolio	17.36	17.11	1,251,115
Worldwide Growth Portfolio	15.46	15.28	5,789,831
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	17.77	17.17	894,256
Oppenheimer Bond Fund/VA	9.62	9.67	690,965
Oppenheimer Capital Appreciation Fund/VA	13.07	13.23	1,214,374
Oppenheimer High Income Fund/VA	10.09	10.10	923,199
Oppenheimer Multiple Strategies Fund/VA	10.89	10.95	305,825
Salomon Brothers Variable Series Funds Inc
Investors Fund	10.79	10.98	187,111
Strategic Bond Fund	9.89	9.90	223,881
Total Return Fund	9.83	9.91	117,856

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Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods. Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the portfolios, the portfolios’ charges and expenses (including any 12b-1 or Service Share fees), and charges associated with the contract (including the mortality and expense risk charge, the administrative expense charge, the contract maintenance charge, and the maximum charge for the Guaranteed Minimum Death Benefit rider, if applicable). Premium taxes are not reflected in any of the calculations, but may apply. See “Appendix B” and the Statement of Additional Information for more information.

Financial Statements

The consolidated financial statements of the Company and its subsidiary, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov.

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The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association (“IMSA”). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

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The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS
There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your net premium payments and assets carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the portfolios.

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The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS	You may invest in up to 10 Subaccounts of the portfolios listed below plus the Guarantee Account at any one time.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

THE ALGER AMERICAN FUND	Alger American Growth Portfolio
Seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.
Fred Alger Management, Inc.

Alger American Small Capitalization Portfolio
Seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P® Small Cap 600 Index.
Fred Alger Management, Inc.

FEDERATED INSURANCE SERIES	Federated American Leaders Fund II
Seeks long-term growth of capital with a secondary objective of providing income. Seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in common stock of “blue chip” companies.
Federated Investment Management Company

Federated High Income Bond Fund II
Seeks high current income. Seeks to achieve its objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the portfolio intends to invest are lower-rated corporate debt obligations, commonly referred to as “junk bonds.” The risks of these securities and their high yield potential are described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.
Federated Investment Management Company

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Federated Utility Fund II	Seeks high current income and moderate capital appreciation by investing primarily in equity securities of utility companies.	Federated Investment Management Company

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio
Seeks reasonable income and will consider the potential for capital appreciation. The portfolio also seeks a yield, which exceeds the composite yield on the securities comprising the S&P 500 by investing primarily in income- producing equity securities and by investing in domestic and foreign issuers.
Fidelity Management & Research Company; (subadvised by FMR Co., Inc.)

	VIP Growth Portfolio	Seeks capital appreciation by investing primarily in common stocks of companies believed to have above-average growth potential.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc.)

	VIP Overseas Portfolio	Seeks long-term growth of capital by investing at least 80% of total assets in foreign securities, primarily in common stocks.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Asset ManagerSM Portfolio	Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds and short-term and money market instruments.
Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Japan Limited and Fidelity Investments Money Management, Inc; FMR Co., Inc.)

VIP II Contrafund® Portfolio
Seeks long-term capital appreciation by investing mainly in common stocks and in securities of companies whose value is believed to have not been fully recognized by the public. This portfolio invests in domestic and foreign issuers. This portfolio also invests in “growth” stocks, “value” stocks, or both.
Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited; FMR Co., Inc.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Growth & Income Portfolio
Seeks high total return through a combination of current income and capital appreciation by investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited; FMR Co., Inc.)

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	VIP III Growth Opportunities Portfolio	Seeks to provide capital growth by investing primarily in common stock and other types of securities, including bonds, which may be lower-quality debt securities.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited; FMR Co., Inc.)

GE INVESTMENTS FUNDS, INC.	Income Fund
Seeks to provide maximum income consistent with prudent investment management and preservation of capital by investing primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.
GE Asset Management Incorporated

	International Equity Fund	Seeks to provide long-term growth of capital by investing primarily in foreign equity and equity-related securities which the adviser believes have long-term potential for capital growth.	GE Asset Management Incorporated

Mid-Cap Value Equity Fund
Seeks to provide long-term growth of capital and future income by investing primarily in equity securities of mid-cap companies that the investment adviser believes are undervalued by the market and have above-average growth potential.
GE Asset Management Incorporated

Money Market Fund
Seeks to provide a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing in various types of U.S. dollar denominated short-term money market instruments.
GE Asset Management Incorporated

Premier Growth Equity Fund
Seeks to provide long-term growth of capital and future income rather than current income by investing primarily in a limited number of equity securities of large and medium-sized companies that have above-average growth histories and/or growth potential.
GE Asset Management Incorporated

[1]
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

Real Estate Securities Fund
Seeks to provide maximum total return through current income and capital appreciation by investing primarily in equity and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry including those that own significant real estate assets. This portfolio does not invest directly in real estate.
GE Asset Management Incorporated (subadvised by Seneca Capital Management, L.L.C.)

S&P 500® Index Fund[2]
Seeks to provide growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500 Composite Stock Price Index through investment in common stocks comprising that Index.
GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

Total Return Fund
Seeks to provide the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by following an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time.
GE Asset Management Incorporated

	U.S. Equity Fund	Seeks to provide long-term growth of capital through investments primarily in equity securities of U. S. companies.	GE Asset Management Incorporated

GOLDMAN SACHS VARIABLE INSURANCE TRUST	Goldman Sachs Growth and Income Fund
Seeks long-term growth of capital and growth of income. The portfolio invests, under normal circumstances, at least 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in equity investments that are considered by the Investment Adviser to have favorable prospects for capital appreciation and/or dividend-paying ability.
Goldman Sachs Asset Management

Goldman Sachs Mid Cap Value Fund
Seeks long-term capital appreciation. The portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowing for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in mid-capitalization issuers within the range of the market capitalization of companies constituting the Russell Midcap Value Index at the time of investment.
Goldman Sachs Asset Management

[2]
“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

JANUS ASPEN SERIES	Aggressive Growth Portfolio	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Balanced Portfolio	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Flexible Income Portfolio	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

	Global Life Sciences Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	International Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA
Seeks to achieve capital appreciation by investing mainly in the common stocks of companies in the United States believed by the portfolios investment manager, OppenheimerFunds Inc., to have significant growth potential.
OppenheimerFunds, Inc.

Oppenheimer Bond Fund/VA
Seeks high level of current income and capital appreciation when consistent with its primary objective of high income. Under normal conditions this portfolio will invest at least 65% of its total assets in investment grade securities.
OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA	Seeks capital appreciation from investments in securities of well-known and established companies.	OppenheimerFunds, Inc.

[1]
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

Oppenheimer High Income Fund/VA
Seeks high current income from investments in high yield fixed income securities, including unrated securities or high-risk securities in lower rating categories. These securities may be considered speculative. This portfolio may have substantial holdings of lower-rated debt securities or “junk bonds.” The risks of investing in junk bonds are described in the prospectus for the Oppenheimer Variable Account Funds, which should be read carefully before investing.
OppenheimerFunds, Inc.

Oppenheimer Multiple Strategies Fund/VA
Seeks total investment return (which includes current income and capital appreciation in the values of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and “money market” securities.
OppenheimerFunds, Inc.

SALOMON BROTHERS VARIABLE SERIES FUNDS INC	Investors Fund	Seeks long-term growth of capital with current income as a secondary objective, primarily through investments in common stocks of well-known companies.	Salomon Brothers Asset Management Inc

Strategic Bond Fund
Seeks high level of current income with capital appreciation as a secondary objective, through investing at least 80% of its assets in a globally diverse portfolio of fixed-income investments, including lower-rated fixed income securities commonly known as junk bonds.
Salomon Brothers Asset Management Inc

	Total Return Fund	Seeks to obtain above-average income by primarily investing in a broad variety of securities, including stocks, fixed-income securities and short-term obligations.	Salomon Brothers Asset Management Inc

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to us and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

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When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor may pay us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the portfolios. Because 12b-1 fees are paid out of a portfolio’s assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS
We reserve the right, within the law, to make additions, deletions and substitutions for the portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of contracts. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not

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eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

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The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the “1933 Act”), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the “Charges and Other Deductions” provision.

Each time you allocate net premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

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We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period (“30 day window”) of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the “Transfers Before the Maturity Date” provision. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period’s interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a dollar-cost averaging program than would otherwise be credited if not participating in a dollar-cost averaging program. See the “Dollar-Cost Averaging” provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

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Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the “Distribution of the Contracts” provision for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

•	processing applications for and issuing the contracts;

•	maintaining records;

•	administering annuity payouts;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing contract confirmations and periodic statements;

•	providing toll-free inquiry services; and

•	furnishing telephone and internet transaction services.

The risks we assume include:

•	the risk that the death benefit will be greater than the Surrender Value;

•
the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

•	the risk that more Owners than expected will qualify for waivers of the surrender charges; and

•	the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

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We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE
We assess a surrender charge on partial and full surrenders of each premium payment which occur within the first 8 years after receipt. You pay this charge to compensate us for the losses we experience on contract distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge proportionately from all assets in the Guarantee Account. The surrender charge is as follows:

Number of full and partially completed years since we received the premium payment	Surrender charge as a percentage of the surrendered or partially surrendered premium payment

1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9 or more	0%

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We do not assess the surrender charge on surrenders or partial surrenders:

•	of amounts representing gain (as defined below);

•	of free withdrawal amounts (as defined below);

•	taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

•	that meet the requirements for waiver; or

•	taken upon the death of the Annuitant.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)	is the Contract Value on the Valuation Day we receive your surrender request;

(b)	is the total of any partial surrenders previously taken;

(c)	is the total of premium payments made; and

(d)	is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each contract year without a surrender charge (the “free withdrawal amount”). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the “Optional Payment Plans” provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

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DEDUCTIONS FROM THE SEPARATE ACCOUNT
We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

CONTRACT MAINTENANCE CHARGE
We will deduct an annual charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at the time you fully surrender your contract. We will waive this charge if your Contract Value at the time of deduction is at least $10,000.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account. Other allocation methods may be available upon request.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT
We charge you for expenses related to the optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each anniversary after the first and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the optional Guaranteed Minimum Death Benefit, we will deduct the charge first from the assets in the Separate Account, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of the prior contract year’s average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

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DEDUCTIONS FOR PREMIUM TAXES
We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS	Each portfolio incurs certain fees and expenses. To pay for these expenses, the portfolio makes deductions from its assets. The deductions are described more fully in each portfolio’s prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer after the first transfer in a calendar month. This charge is at our cost with no profit to us.

ADDITIONAL INFORMATION
We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

(1)	the use of mass enrollment procedures;

(2)	the performance of administrative or sales functions by the employer;

(3)	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

(4)	any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

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The Contract

The contract is an individual flexible deferred variable annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT
If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the “Distribution of the Contracts” provision.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We will apply any subsequent premium payments on the Valuation Day we receive them.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant cannot be older than age 80, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this contract through a qualified plan, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a Tax-Free “Section 1035” Exchange.    Section 1035 of the Code generally permits you to exchange one annuity contract for another

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in a “tax-free exchange.” Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
As Owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their designated beneficiaries. Qualified Contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us.

Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. We may require additional information if Joint Ownership is requested after the contract is issued.

During the Annuitant’s life, you can change any non-natural Owner to another non-natural Owner.

Before the Maturity Date, you may change:

•
your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the contract anniversary on which the Annuitant reaches age 90, unless we approve a later date);

•	your optional payment plan;

•	the allocation of your investments among the Subaccounts and/or the Guarantee Account; and

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•
the Owner, Joint Owner, primary beneficiary, contingent beneficiary, and contingent Annuitant upon written notice to the Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT
An Owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM PAYMENTS
You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium

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payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts, and $100 for other Qualified Contracts. Different limits and other restrictions may apply.

VALUATION DAY AND VALUATION PERIOD
We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS
We place net premium payments into the Subaccounts, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage.

Upon allocation to the appropriate Subaccounts, we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive the premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio’s investments perform, but also upon the charges of the Separate Account and the fees and expenses of each portfolio. Surrenders, partial surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit.

BONUS CREDITS
For each premium payment you make, we will add a Bonus Credit of 4% of that premium payment to your Contract Value, provided the Annuitant was age 80 or younger when we issued the contract. For Annuitants age 81 or older at the time of issue, we will not pay any Bonus Credits. We fund the Bonus Credits from our General

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Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as “premium payments” for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. (The Bonus Credit is referred to as an “enhanced premium amount” in your contract.)

VALUATION OF ACCUMULATION UNITS
We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any “ex-dividend” date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the portfolios because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

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Transfers

TRANSFERS BEFORE THE MATURITY DATE
You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Accounts and the Guarantee Account, on any Valuation Day prior to the Maturity Date, subject to certain conditions. However, you may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision.

For any allocation from the Guarantee Account to a Subaccount, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in the dollar-cost averaging program (see the “Dollar-Cost Averaging” provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

Further, we may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among the Subaccount and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to 12. Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

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We also may not honor transfers made by third parties. See the “Transfers by Third Parties” provision.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/ INTERNET TRANSACTIONS
You may make certain requests under your contract by calling or electronically contacting us provided we receive written authorization from you at the Home Office to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include, but are not necessarily limited to:

(1)	requests for transfers;

(2)	changes in premium allocations;

(3)	dollar-cost averaging requests; and

(4)	portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

•	requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or internet instructions;

•	confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

•	tape recording telephone instructions or retaining a record of your electronic request.

We will not be liable for following instructions that we reasonably determine to be genuine. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call us at 1-800-352-9910. To request an electronic transaction, please access our Universal Resource Locator (“URL”) at http://www.GEFinancialService.com.

SPECIAL NOTE ON RELIABILITY
Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a

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variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Home Office.

TRANSFERS BY THIRD PARTIES
As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios underlying the contracts, and the management of the portfolios share this position. Therefore, as described in your contract, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING
Dollar-cost averaging permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by:

(1)	electing the dollar-cost averaging program on your application; or

(2)	by contacting an authorized sales representative; or

(3)	by contacting us at 1-800-352-9910.

You must complete the dollar-cost averaging agreement prior to participating in the program. To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or interest rate guarantee period with each transfer.

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The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

•	on the Business Day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; or

•	when the value of the Subaccount investing in the GE Investments Funds, Inc. —Money Market Fund and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this higher rate of interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various dollar-cost averaging programs, including 3, 6, and 12-month dollar cost averaging programs. We reserve the right to discontinue offering such programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

Contract owners considering participating in a dollar-cost averaging program should call 1-800-352-9910 or an authorized sales representative to verify the availability of dollar-cost averaging.

PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Subaccounts, the performance of each Subaccounts may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your assets among the

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Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from the portfolio rebalancing program. Portfolio rebalancing does not guarantee a profit or protect against a loss.

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Surrenders and Partial Surrenders

SURRENDERS AND PARTIAL SURRENDERS
We will allow the total surrender of your contract or a surrender of a portion of the Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

(1)	the Contract Value (after deduction of any contract maintenance charge, if applicable) on the date we receive a request for surrender;

(2)	less any applicable surrender charge;

(3)	less the charge for the Guaranteed Minimum Death Benefit, if applicable; and

(4)	less any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis in proportion to the assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced your Contract Value. See the “Death Benefit” provision.

Partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the “Federal Tax Matters” provision.

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RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS
Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the Texas ORP only upon:

(1)	termination of employment in the Texas public institutions of higher education;

(2)	retirement;

(3)	death; or

(4)	the participant’s attainment of age 70 1/2.

If your contract is issued to a Texas ORP, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal program allows you to take systematic withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must be at least $10,000 and you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your systematic withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. (See the “Surrender Charge” provision.) We will deduct the systematic withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

(1)	you may request only one such change in a calendar quarter; and

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(2)
if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by calling the telephone number listed on page 1 of this prospectus. You may request that we pay any remaining payments in a lump sum.

Each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the free amount that you may withdraw in any contract year under the free withdrawal privilege. (See the “Surrender Charge” provision.)

Your systematic withdrawal amount may be affected if you take any additional partial surrenders.

We reserve the right to prohibit participation in systematic withdrawals and dollar-cost averaging programs at the same time. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

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The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE
If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the contract, the amount of proceeds available is the death benefit (which may be referred to in our marketing materials as the “Annual EstateProtectorSM”). Upon receipt of due proof of the Annuitant’s death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

BASIC DEATH BENEFIT	The death benefit varies based on:

(1)	the Annuitant’s age on the date the contract was issued;

(2)	the Annuitant’s age on the date of his or her death;

(3)	the number of contract years that elapse from the date the contract is issued until the date of the Annuitant’s death; and

(4)	whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the death benefit will be as follows:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the death benefit will be equal to the greater of:

(1)	the Contract Value as of the date we receive due proof of death; and

(2)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

(1)	The greatest sum of (a) and (b), where:

(a)	is the Contract Value on any contract anniversary occurring prior to the Annuitant’s 80th birthday; and

(b)	is premium payments received after such contract anniversary.

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The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges) taken since the applicable contract anniversary.

(2)	the Contract Value as of the date we receive due proof of death; and

(3)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges) in the same proportion as the percentage that the partial surrender (including any surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the death benefit will be as follows:

The death benefit equals the sum of (a) and (b) where:

(a)	the Contract Value as of the date we receive due proof of death; and

(b)
is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant’s death over the Contract Value as of the date of the Annuitant’s death, with interest credited on that excess from the date of the Annuitant’s death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant’s age at the time we issued the contract and on the Annuitant’s age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

(1)	the Contract Value as of the date of death; and

(2)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

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If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

(1)	The greatest sum of (a) and (b), where:

(a)	is the Contract Value on any contract anniversary occurring prior to the Annuitant’s 80th birthday; and

(b)	is premium payments received after such contract anniversary.

The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender changes) taken since the applicable contract anniversary.

(2)	the Contract Value as of the date of death; and

(3)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges) the same proportion as the percentage that the partial surrender (including any surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT
The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the Owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

(1)	the basic death benefit; and

(2)	the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the “Six Percent EstateProtectorSM.”

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If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the Contract Anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

(a)	is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

(b)
is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an “increase factor”) (does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. — Money Market Fund), plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces the Contract Value.

For assets in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund, the increase factor is equal to the lesser of:

(1)	the net investment factor of the Subaccount for Valuation Period, minus one; and

(2)	a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

(1)	the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

(2)	a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

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We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of the prior contract year’s average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of the prior contract year’s average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

WHEN WE CALCULATE THE DEATH BENEFIT
We will calculate the basic death benefit and the optional Guaranteed Minimum Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated in the Subaccounts and/or the Guarantee Account, according to your last instructions. This means that the death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE	In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:
• an Owner or Joint Owner; or

• the Annuitant, if the Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any Owner (or Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

(1)	Owner or Joint Owners;

(2)	Primary Beneficiary;

(3)	Contingent Beneficiary; or

(4)	Owner’s estate.

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We then will treat the Designated Beneficiary as the sole Owner of the contract. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law’s rules described below.

Distribution Rules:    The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity).

•
Spouses — If the Designated Beneficiary is the surviving spouse of the deceased, the surviving spouse may continue the contract in force with the surviving spouse as the new Owner. If the deceased was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse’s death to the beneficiary named by the surviving spouse. If no beneficiary is named, such payment will be made to the surviving spouse’s estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant’s death. Any increase in the Contract Value will be allocated to the Subaccount and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be based on the original Annuitant’s age on the Contract Date, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the surviving spouse had purchased the Contract on the original Contract Date.

•
Non-Spouses — If the Designated Beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if the Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

(1)	Receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the “Requesting Payments” provision).

(2)
Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

(3)
Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the

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monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary’s life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse’s death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary’s estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds:    The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

Person Who Died	Amount of Proceeds Paid

Owner or Joint Owner (who is not the Annuitant)	Surrender Value

Owner or Joint Owner (who is the Annuitant)	Death Benefit

Annuitant	Death Benefit

Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN
After income payments begin, if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

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Income Payments

The Maturity Date is the date income payments begin, provided the Annuitant is still living on that date. The Maturity Date may be changed up until the time income payments begin. You may change the Maturity Date to any date at least ten years after the date of the last premium payment. The Maturity Date cannot be a date later than the contract anniversary on which the Annuitant reaches age 90, unless we approve a later date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the Owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1 — Life Income with 10 Years Certain (automatic payment plan), using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant’s age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in one lump sum in which case we will cancel the contract. See the “Requesting Payments” provision.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than ten years. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Subaccounts to which you have allocated assets.

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We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value of your contract on the date immediately preceding the Maturity Date. Upon making such a payment, we will have no future obligation under the contract.

OPTIONAL PAYMENT PLANS
Plan 1 — Life Income with Period Certain.    This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided.

Plan 2 — Income for a Fixed Period.    This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided.

Plan 3 — Income of a Definite Amount.    This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee’s estate unless otherwise provided.

Plan 4 — Interest Income.    This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee’s estate unless otherwise provided. This plan is not available to contracts issued to Qualified Plans.

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Plan 5 — Joint Life and Survivor Income.    This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor’s estate unless otherwise provided.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant’s death, or on the contract’s Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

If any payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

VARIABLE INCOME PAYMENTS	We will determine your variable income payments using:
(1)	the Surrender Value of the contract on the date immediately preceding the Maturity Date;

(2)	the annuity tables contained in the contract including the settlement age table;

(3)	the optional payment plan selected; and

(4)	the investment performance of the portfolios selected.

To determine the amount of payment, we make this calculation by:

(1)	determining the dollar amount of the first income payment; then

(2)	allocating that amount to the Subaccounts in accordance with your instructions; then

(3)	determining the number of Annuity Units for each Subaccount by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

(4)	calculating the value of the Annuity Units for each Subaccount seven days before the income payment is due for each income payment thereafter.

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To calculate your variable income payments, we need to make an assumption regarding the investment performance of the portfolios you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE
If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccounts invests or if the transfer would adversely affect Annuity Unit Value. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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Federal Tax Matters

INTRODUCTION
This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS
This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings.    The Federal income tax law does not tax any increase in an Owner’s Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

•	An individual must own the contract (or the tax law must treat the contract as owned by an individual);

•	The investments of the Separate Account must be “adequately diversified” in accordance with the regulations of the Internal Revenue Service (“IRS”);

•	The Owner’s right to choose particular investments for a contract must be limited; and

•	The contract’s Maturity Date must not occur near the end of the Annuitant’s life expectancy.

Contracts Not Owned by an Individual — No Tax Deferral and Loss of Interest Deduction.    As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the premiums paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is taxed on the contract’s earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

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In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else’s ownership of a contract, should consult a tax advisor.

Investments in the Separate Account Must be Diversified.    For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the Extent to Which an Owner can Direct the Investment of Assets.    Federal income tax law limits the Owner’s right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner’s right to allocate assets among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus be subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the Owner’s consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at Which Annuity Payouts Must Begin.    Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract’s premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

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No Guarantees Regarding Tax Treatment.    We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and Total Surrenders.    A partial surrender occurs when you receive less than the total amount of the contract’s Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your “investment in the contract.” (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract’s Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your “investment in the contract.”

Your “investment in the contract” generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any optional death benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the contract.

Assignments and Pledges.    The Code treats any assignment or pledge (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract.    If you transfer ownership of your contract — without receiving full and adequate consideration — to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your “investment in the contract.” In such a case, the new owner’s “investment in the contract” will be increased to reflect the amount included in your income.

Taxation of Annuity Payouts.    The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your “investment in the contract.” The Company will notify you annually of the taxable amount of your annuity payout.

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Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the “investment in the contract.” If annuity payouts cease because of the death of the Annuitant(s) and before the total amount of the “investment in the contract” has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits.    We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract’s Maturity Date.

Taxation of Death Benefit if Paid Before the Contract’s Maturity Date:

•	The death benefit is taxed if received under an annuity payout option in the same manner as annuity payouts.

•	If not received under an annuity payout option, the Death Benefit is taxed in the same manner as a withdrawal.

Taxation of Death Benefit if Paid After the Contract’s Maturity Date:

•
If received in accordance with the existing annuity payment option, the death benefit is excludible from income to the extent that it does not exceed the unrecovered “investment in the contract.” All annuity payouts in excess of the unrecovered “investment in the contract” are includible in income.

•	If received in a lump sum, the tax law imposes tax on the death benefit to the extent it exceeds the unrecovered “investment in the contract.”

Penalty Taxes Payable on Surrenders, Partial Surrenders, or Annuity Payouts.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders, or annuity payouts that:

•	you receive on or after you reach age 59 1/2;

•	you receive because you became disabled (as defined in the tax law);

•	are received on or after the death of an Owner; or

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•	you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they do, any modification of the systematic withdrawals, including additional partial surrenders apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between the Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract.    In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a total surrender, or a partial surrender that you must include in income. For example:

•	if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

•	if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

•	the amount of a surrender or an annuity payout that you must include in income; and

•	the amount that might be subject to a penalty tax.

Section 1035 Exchanges.    Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED RETIREMENT PLANS
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called “Qualified Contracts.” We do not currently offer all of the types of Qualified Contracts

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described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a qualified advisor.

Types of Qualified Contracts.    Some of the different types of Qualified Contracts include:

•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)

•	Roth IRAs

•	Simplified Employee Pensions (“SEPs”)

•	Savings Incentive Matched Plan for Employees (“SIMPLE plans” including “SIMPLE IRAs”)

•	Public school system and tax-exempt organization annuity plans (“403(b) plans”)

•	Qualified corporate employee pension and profit-sharing plans (“401(a) plans”) and qualified annuity plans (“403(a) plans”)

•	Self-employed individual plans (“H.R. 10 plans” or “Keogh Plans”)

•	Deferred compensation plans of state and local governments and tax-exempt organizations (“457 plans”)

Terms of Qualified Plans and Qualified Contracts.    The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The Death Benefit and Qualified Contracts.    Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any optional death benefit, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the Owner.

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It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared with Non-Qualified Contracts.    Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

•	the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

•
the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

•	the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant’s compensation.

Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these “minimum distribution rules” generally do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts.    Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create “investment in the contract.” Thus, under many Qualified Contracts there will be no “investment in the contract” and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from

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a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal Penalty Taxes Payable on Distributions.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

•	received on or after the Owner reaches age 59 1/2;

•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law);

•	received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

•	received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to Another. Rollovers and Transfers:    In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers:    The direct rollover rules apply to certain payments (called “eligible rollover distributions”) from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans, governmental section 457(b) plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from

72

IRAs or other section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or annuity payout, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING
If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW
This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

73

Voting Rights

As required by law, we will vote the shares of the portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholders’ meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares for which no instructions are received (or instructions that are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

74

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Subaccounts within seven days after receipt of all the requirements for such a payment at our Home Office. We will also ordinarily make payment of lump sum death benefit proceeds from the Subaccounts within seven days from the receipt of due proof of death. We will determine the amount as of the end of the Valuation Period during which our Home Office receives the payment request.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

(1)	to your designated beneficiary directly in the form of a check; or

(2)	by establishing an interest bearing account, called the “GE Secure Access Account,” for the designated beneficiary, in the amount of the death benefit proceeds payable.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

(1)	the disposal or valuation of the Subaccount is not reasonably practicable because:

•	the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account’s assets is not reasonably practicable);

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;

•	trading is restricted by the SEC; or

(2)	the SEC, by order, permits postponement of payment to protect our Owners.

75

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial surrender or total surrender for up to six months from the date we receive your payment request.

76

Distribution of the Contracts

PRINCIPAL UNDERWRITER
Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

SALES OF THE CONTRACTS
Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at  http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by the Company.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 5% of your aggregate premium payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an Owner may elect when he or she purchases the contract. We may offer a range of initial commission and trail commission options (which will take into account, among other things, the length of time premium payments have been held under the contract, Contract Value and elected features and benefits). For example, we may pay a different commission schedule when an Owner elects the Guaranteed Minimum Death Benefit option.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

77

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

Capital Brokerage also receives 12b-1 fees from certain portfolios of the Janus Aspen Series.

78

Additional Information

OWNER QUESTIONS	The obligations to Owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

(1)
if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

(2)
if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

(3)	if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION
As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL	We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

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RECORDS AND REPORTS
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the value in each Subaccount. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries.

For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at  http://www.sec.gov.

LEGAL MATTERS
We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our

80

motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff’s efforts to certify a nationwide class action, vigorously.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

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Appendix A

Some of the Subaccounts invest in portfolios with a 12b-1 fee. Performance for these Subaccounts may reflect the historical performance of a different class of the portfolios underlying the Subaccounts. With respect to these Subaccounts, performance for time periods before the portfolio’s 12b-1 introduction is restated to reflect the 12b-1 fee. This information is provided by the portfolios and may reflect fee waivers and expense reimbursements provided by certain portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the “Portfolio Annual Expenses” provision in the prospectus.

STANDARDIZED PERFORMANCE DATA
We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office at the address listed on page 1 of this prospectus. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time, including a period measured from the date on which the particular portfolio was first available in the Separate Account. When available, we will provide the total-return for the periods of one, five and ten years, adjusted to reflect current contract and portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below (Table 1) demonstrates the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001. Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the Bonus Credit, as well as the deduction of all applicable fees and charges assessed under the contract, including fees for the portfolios. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge of 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract maintenance charge of $25; and

(4)	An annual maximum charge of 0.35% for the Guaranteed Minimum Death Benefit option.

A-1

Since we assume that you make a complete surrender of the contract at the end of the period, we deduct the surrender charges.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

A-2

Table 1
Standardized Total Returns

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Adoption in Separate Account to 12/31/01	Date of Adoption In Separate Account*

The Alger American Fund

Alger American Growth Portfolio	-17.37%	11.53%	NA	10.44%	10/02/95
Alger American Small Capitalization Portfolio	-35.48	-3.30	NA	-3.18	10/02/95

Federated Insurance Series

Federated American Leaders Fund II	-9.60	8.34	NA	9.31	05/01/96
Federated High Income Bond Fund II	-3.87	-0.17	NA	4.36	01/04/95
Federated Utility Fund II	-19.32	0.80	NA	5.12	01/04/95

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio	10.36	7.47	11.93%	10.88	05/02/88
VIP Growth Portfolio	-23.34	9.80	11.71	12.48	05/02/88
VIP Overseas Portfolio	-26.93	0.64	4.21	4.91	05/02/88

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Asset ManagerSM Portfolio	-9.47	5.30	7.57	8.13	10/03/89
VIP II Contrafund® Portfolio	-17.81	8.55	NA	14.24	01/04/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio	-14.23	NA	NA	7.96	05/01/97
VIP III Growth Opportunities Portfolio	-20.04	NA	NA	0.79	05/01/97

GE Investments Funds, Inc.

Income Fund	2.32	NA	NA	3.65	12/12/97
International Equity Fund	-26.62	1.02	NA	3.06	05/01/95
Mid-Cap Value Equity Fund	-4.96	NA	NA	11.57	05/01/97
Money Market Fund**	-1.22	3.10	2.90	3.41	05/02/88
Premier Growth Equity Fund	-14.63	NA	NA	-2.24	05/03/99
Real Estate Securities Fund	6.82	5.75	NA	11.70	05/01/95
S&P 500® Index Fund	-17.83	7.99	11.24	11.41	05/02/88
Total Return Fund	-8.24	7.85	9.27	9.60	05/02/88
U.S. Equity Fund	-13.95	NA	NA	2.02	05/01/98

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	-14.84	NA	NA	-8.31	05/01/98
Goldman Sachs Mid Cap Value Fund	7.03	NA	NA	4.01	05/01/98

Janus Aspen Series

Aggressive Growth Portfolio	-45.64	5.14	NA	10.92	09/13/93
Balanced Portfolio	-10.05	12.30	NA	13.31	10/02/95
Capital Appreciation Portfolio	-27.45	NA	NA	15.92	05/01/97
Flexible Income Portfolio	2.64	5.23	NA	6.32	10/02/95
Global Life Sciences Portfolio — Service Shares	-22.43	NA	NA	-7.12	05/01/00
Global Technology Portfolio — Service Shares	-43.46	NA	NA	-46.65	05/01/00
Growth Portfolio	-30.58	7.15	NA	10.22	09/13/93
International Growth Portfolio	-29.06	8.43	NA	10.48	05/01/96
Worldwide Growth Portfolio	-28.24	9.25	NA	14.14	09/13/93

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	-37.27	5.08	10.09	10.94	05/02/88
Oppenheimer Bond Fund/VA	2.69	3.56	4.94	6.23	05/02/88
Oppenheimer Capital Appreciation Fund/VA	-18.15	12.35	13.50	12.82	05/02/88
Oppenheimer High Income Fund/VA	-3.26	0.75	7.05	8.27	05/02/88
Oppenheimer Multiple Strategies Fund/VA	-3.02	6.78	8.50	8.64	05/02/88

Salomon Brothers Variable Series Funds Inc

Investors Fund	-9.53	NA	NA	11.23	10/12/98
Strategic Bond Fund	1.80	NA	NA	2.84	10/12/98
Total Return Fund	-6.10	NA	NA	2.04	10/12/98

*
Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

A-3

NON-STANDARDIZED PERFORMANCE DATA	In addition to the standardized data discussed above, we may also show similar performance data for other periods.
We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as described in the previous section.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the portfolio’s performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the portfolio with charges equal to those currently assessed in the contract, including charges for the portfolios.

The following tables reflect the non-standardized average annual total returns for the portfolios from the time they were declared effective by the SEC until December 31, 2001 for one, five and ten-year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office at the address listed on page 1 of this prospectus.

The total returns of the portfolios reflect the Bonus Credit, and have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge of 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract maintenance charge of $25.

The charge for the Guaranteed Minimum Death Benefit and premium taxes are not reflected in the calculations in Table 2. The charge for the Guaranteed Minimum Death Benefit, premium taxes and surrender charges are not reflected in the calculations in Table 3. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

A-4

Table 2
Non-Standard Performance Data assuming surrender at the end of the applicable time period.

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

The Alger American Fund

Alger Growth Portfolio	-17.37%	11.53%	13.29%	01/09/89
Alger Small Capitalization Portfolio	-35.48	-3.30	3.14	09/21/88

Federated Insurance Series

American Leaders Fund II	-9.60	8.34	NA	02/10/94
High Income Bond Fund II	-3.87	-0.17	NA	03/01/94
Utility Fund II	-19.32	0.80	NA	02/10/94

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio	-10.36	7.47	11.93	10/09/86
VIP Growth Portfolio	-23.34	9.80	11.71	10/09/86
VIP Overseas Portfolio	-26.93	0.64	4.21	01/28/87

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Asset ManagerSM Portfolio	-9.47	5.30	7.57	09/06/89
VIP II Contrafund® Portfolio	-17.81	8.55	NA	01/03/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio	-14.23	8.22	NA	12/31/96
VIP III Growth Opportunities Portfolio	-20.04	1.65	NA	01/03/95

GE Investments Funds, Inc.

Income Fund	2.32	4.63	NA	01/02/95
International Equity Fund	-26.62	1.02	NA	05/01/95
Mid-Cap Value Equity Fund	-4.96	NA	NA	05/01/97
Money Market Fund**	-1.22	3.10	2.90	06/30/85
Premier Growth Equity Fund	-14.63	NA	NA	12/12/97
Real Estate Securities Fund	6.82	5.75	NA	05/01/95
S&P 500® Index Fund	-17.83	7.99	11.24	04/14/85
Total Return Fund	-8.24	7.85	9.27	07/01/85
U.S. Equity Fund	-13.95	10.30	NA	01/02/95

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	-14.84	NA	NA	01/12/98
Goldman Sachs Mid Cap Value Fund	7.03	NA	NA	04/30/98

Janus Aspen Series

Aggressive Growth Portfolio	-45.64	5.14	NA	09/13/93
Balanced Portfolio	-10.05	12.30	NA	09/13/93
Capital Appreciation Portfolio	-27.45	NA	NA	05/01/97
Flexible Income Portfolio	2.64	5.23	NA	09/13/93
Global Life Sciences Portfolio — Service Shares	-22.43	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-43.46	NA	NA	01/15/00
Growth Portfolio	-30.58	7.15	NA	09/13/93
International Growth Portfolio	-29.06	8.43	NA	05/02/94
Worldwide Growth Portfolio	-28.24	9.25	NA	09/13/93

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	-37.27	5.08	10.09	08/15/86
Oppenheimer Bond Fund/VA	2.69	3.56	4.94	04/03/85
Oppenheimer Capital Appreciation Fund/VA	-18.15	12.35	13.50	04/03/85
Oppenheimer High Income Fund/VA	-3.26	0.75	7.05	04/30/86
Oppenheimer Multiple Strategies Fund/VA	-3.02	6.78	8.50	02/09/87

Salomon Brothers Variable Series Funds Inc

Investors Fund	-9.53	NA	NA	02/17/98
Strategic Bond Fund	1.80	NA	NA	02/17/98
Total Return Fund	-6.10	NA	NA	02/17/98

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

A-5

Table 3
Non-Standard Performance Data without surrender at the end of the applicable time period.

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

The Alger American Fund

Alger Growth Portfolio	-9.72%	12.48%	13.65%	01/09/89
Alger Small Capitalization Portfolio	-27.84	-1.84	3.58	09/21/88

Federated Insurance Series

American Leaders Fund II	-1.93	9.39	NA	02/10/94
High Income Bond Fund II	3.80	1.20	NA	03/01/94
Utility Fund II	-11.67	2.09	NA	02/10/94

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio	-2.69	8.55	12.29	10/09/86
VIP Growth Portfolio	-15.69	10.79	12.08	10/09/86
VIP Overseas Portfolio	-19.29	1.93	4.65	01/28/87

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Asset ManagerSM Portfolio	-1.81	6.45	7.98	09/06/89
VIP II Contrafund® Portfolio	-10.15	9.59	NA	01/03/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio	-6.57	9.26	NA	12/31/96
VIP III Growth Opportunities Portfolio	-12.38	2.89	NA	01/03/95

GE Investments Funds, Inc.

Income Fund	9.99	5.84	NA	01/02/95
International Equity Fund	-18.98	2.31	NA	05/01/95
Mid-Cap Value Equity Fund	2.71	NA	NA	05/01/97
Money Market Fund**	6.45	4.36	3.42	06/30/85
Premier Growth Equity Fund	-6.98	NA	NA	12/12/97
Real Estate Securities Fund	14.50	6.96	NA	05/01/95
S&P 500® Index Fund	-10.18	9.03	11.62	04/14/85
Total Return Fund	-0.58	8.93	9.68	07/01/85
U.S. Equity Fund	-6.29	11.29	NA	01/02/95

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	-7.18	NA	NA	01/12/98
Goldman Sachs Mid Cap Value Fund	14.72	NA	NA	04/30/98

Janus Aspen Series

Aggressive Growth Portfolio	-38.01	6.25	NA	09/13/93
Balanced Portfolio	-2.39	13.25	NA	09/13/93
Capital Appreciation Portfolio	-19.81	NA	NA	05/01/97
Flexible Income Portfolio	10.31	6.41	NA	09/13/93
Global Life Sciences Portfolio — Service Shares	-14.77	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-35.83	NA	NA	01/15/00
Growth Portfolio	-22.94	8.21	NA	09/13/93
International Growth Portfolio	-21.41	9.47	NA	05/02/94
Worldwide Growth Portfolio	-20.59	10.26	NA	09/13/93

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	-29.63	6.22	10.47	08/15/86
Oppenheimer Bond Fund/VA	10.36	4.80	5.40	04/03/85
Oppenheimer Capital Appreciation Fund/VA	-10.50	13.30	13.87	04/03/85
Oppenheimer High Income Fund/VA	4.40	2.08	7.45	04/30/86
Oppenheimer Multiple Strategies Fund/VA	4.65	7.91	8.92	02/09/87

Salomon Brothers Variable Series Funds Inc

Investors Fund	-1.86	NA	NA	02/17/98
Strategic Bond Fund	9.47	NA	NA	02/17/98
Total Return Fund	1.56	NA	NA	02/17/98

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

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Appendix B

Example — Death Benefit Calculations

Example for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an Owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional premium payments and no partial surrenders;

(3)	is not subject to premium taxes; and

(4)	the Annuitant’s age is 70 on the Contract Date then:

Annuitant’s Age	End of Year	Contract Value	Basic Death Benefit

71	1	$103,000	$103,000
72	2	$110,000	$110,000
73	3	$ 80,000	$110,000
74	4	$120,000	$120,000
75	5	$130,000	$130,000
76	6	$150,000	$150,000
77	7	$160,000	$160,000
78	8	$130,000	$160,000
79	9	$ 90,000	$160,000
80	10	$170,000	$170,000
81	11	$140,000	$170,000
82	12	$190,000	$190,000
83	13	$150,000	$170,000

Partial surrenders will reduce the basic death benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Contract Value. For example:

Date	Premium Payment	Contract Value	Basic Death Benefit

3/31/00	$25,000	$25,000	$25,000
3/31/08		50,000	50,000
3/31/09		35,000	50,000

If a partial surrender of $17,500 is made on March 31, 2009, the basic death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This

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is true only if the basic death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant’s death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example for contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:     Assuming an Owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional premium payments and no partial surrenders;

(3)	is not subject to premium taxes; and

(4)	the Annuitant’s age is 70 on the Contract Date then:

Annuitant’s Age	End of Year	Contract Value	Unadjusted Death Benefit

71	1	$103,000	$103,000
72	2	$110,000	$110,000
73	3	$ 80,000	$110,000
74	4	$120,000	$120,000
75	5	$130,000	$130,000
76	6	$150,000	$150,000
77	7	$160,000	$160,000
78	8	$130,000	$160,000
79	9	$ 90,000	$160,000
80	10	$170,000	$170,000
81	11	$140,000	$170,000
82	12	$190,000	$190,000
83	13	$150,000	$170,000

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Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Contract Value. For example:

Date	Premium Payment	Contract Value	Unadjusted Death Benefit

3/31/00	$25,000	$25,000	$25,000
3/31/08		50,000	50,000
3/31/09		35,000	50,000

If a partial surrender of $17,500 is made on March 31, 2009, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant’s death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

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Statement of Additional Information

GE Life and Annuity Assurance Company
6610 West Broad Street
Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life and Annuity Assurance Company
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 to:

Name

Address
State

City
StateZip

Signature of Requestor
Date

ii

Statement of Additional Information
for the
Flexible Premium Variable Deferred Annuity Contract
Form P1152 1/99

Offered by

GE Life and Annuity Assurance Company
(A Virginia Stock Corporation)

6610 W. Broad Street
Richmond, Virginia 23230

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the above-named Flexible Premium Variable Deferred Annuity Contract (the “contract”) offered by GE Life and Annuity Assurance Company. You may obtain a copy of the prospectus dated May 1, 2002 by calling (800) 352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The Statement of Additional Information also is available on the SEC website at http://www.sec.gov. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is
not a prospectus and should be read only in conjunction
with the prospectuses for the contract and the portfolios.

Dated May 1, 2002

STATEMENT OF ADDITIONAL INFORMATION

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The Contracts

Transfer of Annuity Units

At the Owner’s request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

(a)	is the number of Annuity Units in the current Subaccount desired to be transferred;

(b)	is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

(c)	is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The Net Investment Factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of a Subaccount for a Valuation Period is (a) divided by (b) minus (c) where:

(a)	is the result of:

(1)	the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

(2)
the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the Net Investment Factor is being determined; minus

(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4)
any amount charged against that Subaccount for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subaccount; and

(b)	is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

(c)
is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Subaccount for mortality and expense risks, and for administrative expenses, respectively.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

The Alger American Fund.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Federated Insurance Series.    This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

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Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Fidelity Variable Insurance Products Fund III (“the Fund”).    These agreements provide for termination (1) on one year’s advance notice by either party, (2) at the Company’s option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contract owners to substitute shares of another mutual fund, (5) at the Company’s option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

GE Investments Funds, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Janus Aspen Series.    This agreement may be terminated by the parties on six months’ advance written notice.

Oppenheimer Variable Account Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

PBHG Insurance Series Fund, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Salomon Brothers Variable Series Fund.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

From time to time, the Company may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the GE Investments Funds, Inc. — Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund at the beginning of the period, dividing such net change in value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the contract which are

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attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a contract, an average per unit contract maintenance charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) × (365/7)

where:

NCP	=
the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value on the first day of the seven-day period.

The effective yield of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

NCP	=
the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. — Money Market Fund’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. — Money Market Fund, the types and quality of portfolio securities held by that portfolio, and that portfolio’s operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. — Money Market Fund.

Yield calculations do not take into account the surrender charge under the contract, a maximum of 8% of each premium payment made during the 8 years prior to a full or partial surrender, or charges for the optional Guaranteed Minimum Death Benefit rider.

Current	Yield 0.26% as of December 31, 2001
Effective	Yield 0.26% as of December 31, 2001

Past performance is not a guarantee or projection of future results.

Other Subaccounts

Total Return.    Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

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Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying portfolios, with the level of contract currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the contract maintenance charge, optional death benefit charge and the surrender charge as described below:

(1)
The Company calculates unit value for each Valuation Period based on the performance of the Subaccount’s underlying investment portfolio (after deductions for portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

(2)
The annual contract maintenance charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, an average contract maintenance charge (currently 0.1% of Contract Value attributable to the hypothetical investment) is used. This charge will be waived if the Contract Value is at least $10,000 at the time the charge is due.

(3)
The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

(4)	Total return also consider the charge for the Guaranteed Minimum Death Benefit.

(5)
Total return assumes the payment of a full 4% Bonus Credit. The total return figures would be lower if a reduced Bonus Credit is applied, or if no Bonus Credit is applied. For Annuitants age 81 and older at time the contract is issued, we will not pay any Bonus Credits.

(6)	Total return does not reflect the deduction of any premium tax.

(7)	Total return will then be calculated according to the following formula:

TR = (ERV/P)1/N - 1

where:

TR =	the average annual total return for the period.

ERV=	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =	a hypothetical single investment of $1,000.

N =	the duration of the period (in years).

The portfolios provided the price information used to calculate the total return of the Subaccounts. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR  =  (ERV/P) - 1

where:

CTR =	the cumulative total return for the period.

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =	a hypothetical single investment of $1,000.

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Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated as well as by standard performance quotations.

Federal Tax Matters

Taxation of GE Life and Annuity Assurance Company

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the “Federal Tax Matters” section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes which may be attributable to the Separate Account. We will periodically review the question of a charge to Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company’s tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the contract will be distributed (1) within five years after the date of that Owner’s death, or (2) as Income Payments which will begin within one year of that Owner’s death and which will be made over the life of the Owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The “designated beneficiary” generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the “designated beneficiary” is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse’s death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

Non-Qualified Contracts can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We

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are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignments.

Qualified Contracts may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

Non-Participating

The contract is non-participating. No dividends are payable.

The Beneficiary

You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Misstatement of Age or Gender

If the Annuitant’s age or gender is misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the Owner or Beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant’s full name must be included.

We will send all notices to the Owner at the last known address on file with us.

Distribution of the Contracts

The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the contracts. However, we do reserve the right to discontinue the offering of the contracts at any time.

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Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of GE Life and Annuity Assurance Company

Besides Federal securities laws and Virginia insurance law, we are is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2001 and for each of the years or lesser periods in the two-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 15, 2002 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains explanatory paragraphs that state that the Company changed its method of accounting for derivatives in 2001 and for insurance-related assessments in 1999.

Financial Statements

This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2001 and for each of the years or lesser periods in the two-year period then ended. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in GE Life & Annuity Separate Account 4.

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GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Financial Statements

December 31, 2001

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

December 31, 2001

INDEPENDENT AUDITORS’ REPORT

Contractholders
GE Life & Annuity Separate Account 4
        and
The Board of Directors
GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc. — S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds — Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares — Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund — Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II — Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III — Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund-Service Class 2 — Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II-Service Class 2 — Contrafund Portfolio; the Variable Insurance Products Fund III-Service Class 2 — Growth & Income and Mid Cap Portfolios; the Federated Insurance Series — American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares — High Income Bond Fund II; the Alger American Fund — Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc. — PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series — Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, and Equity Income Portfolios; the Janus Aspen Series-Service Shares — Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust — Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc. — Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. New Technology, AIM V.I. Growth, AIM V.I. Value, AIM V.I. Capital Development, AIM V.I. Growth & Income, AIM V.I. Global Utilities, and AIM V.I. Government Securities Funds; the MFS® Variable Insurance Trust — MFS® Investors Growth Stock, MFS® Investors Trust, MFS® New Discovery, and MFS® Utility Series; the Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust — Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust — OTC Fund; the Alliance Variable Products Series Fund, Inc. — Growth and Income, Premier Growth, and Quasar Portfolios; and the Prudential Series Fund, Inc. — SP Prudential U.S. Emerging Growth, SP Jennison International Growth, and Prudential Jennison Portfolios) as of December 31, 2001, the related statements of operations for the aforementioned funds and the Janus Aspen Series — High Yield Portfolio of GE Life & Annuity Separate Account 4 for the year or lesser period then ended, the related statements of changes in net assets for the aforementioned funds and the Janus Aspen Series — High Yield Portfolio of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2001, and the financial highlights for the year or lesser period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2001 and the results of their operations for the year or lesser period then ended, changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2001, and their financial highlights for the year or lesser period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

F-1

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
S&P 500® Index Fund (29,089,161 shares; cost — $707,575,370)	$616,399,330	—	—	—	—	—	—	—	—	—	—	—
Money Market Fund (656,435,432 shares; cost — $656,435,432)	—	656,435,432	—	—	—	—	—	—	—	—	—	—
Total Return Fund (8,679,314 shares; cost — $130,960,506)	—	—	125,763,255	—	—	—	—	—	—	—	—	—
International Equity Fund (4,285,886 shares; cost — $43,049,471)	—	—	—	35,487,137	—	—	—	—	—	—	—	—
Real Estate Securities Fund (5,913,892 shares; cost — $82,806,275)	—	—	—	—	87,408,646	—	—	—	—	—	—	—
Global Income Fund (932,055 shares; cost — $9,143,343)	—	—	—	—	—	8,714,711	—	—	—	—	—	—
Mid-Cap Value Equity Fund (10,291,295 shares; cost — $160,402,308)	—	—	—	—	—	—	161,161,686	—	—	—	—	—
Income Fund (7,417,491 shares; cost — $92,350,616)	—	—	—	—	—	—	—	90,938,435	—	—	—	—
U.S. Equity Fund (2,649,849 shares; cost — $92,804,284)	—	—	—	—	—	—	—	—	85,351,640	—	—	—
Premier Growth Equity Fund (1,183,376 shares; cost — $91,802,741)	—	—	—	—	—	—	—	—	—	82,055,315	—	—
Value Equity Fund (982,640 shares; cost — $8,960,450)	—	—	—	—	—	—	—	—	—	—	8,853,585	—
Small-Cap Value Equity Fund (1,676,026 shares; cost — $19,401,269)	—	—	—	—	—	—	—	—	—	—	—	20,129,068
Receivable from affiliate	—	73,035	—	1	—	—	—	—	—	—	—	—
Receivable for units sold	288,129	18,436,950	17,810	—	—	—	1,749,218	67,321	147,903	172,263	92,443	71,644

Total assets	616,687,459	674,945,417	125,781,065	35,487,138	87,408,646	8,714,711	162,910,904	91,005,756	85,499,543	82,227,578	8,946,028	20,200,712

Liabilities
Accrued expenses payable to affiliate (note 4)	511,376	480,805	110,742	19,913	55,106	3,825	124,061	64,764	51,005	52,034	7,542	10,209
Payable for units withdrawn	338,633	533	—	2,767,488	2,302,225	174,119	293,543	47,507	—	—	—	—

Total liabilities	850,009	481,338	110,742	2,787,401	2,357,331	177,944	417,604	112,271	51,005	52,034	7,542	10,209

Net assets	$615,837,450	674,464,079	125,670,323	32,699,737	85,051,315	8,536,767	162,493,300	90,893,485	85,448,538	82,175,544	8,938,486	20,190,503

Analysis of net assets:
Attributable to:
Variable deferred annuity contractholders	$615,837,450	674,464,079	125,670,323	19,201,795	64,219,919	3,243,757	157,145,252	90,893,485	85,448,538	82,175,544	8,938,486	20,190,503
GE Life and Annuity Assurance Company	—	—	—	13,497,942	20,831,396	5,293,010	5,348,048	—	—	—	—	—

Net assets	$615,837,450	674,464,079	125,670,323	32,699,737	85,051,315	8,536,767	162,493,300	90,893,485	85,448,538	82,175,544	8,938,486	20,190,503

Outstanding units: Type I	603,299	3,237,897	329,490	69,869	182,258	26,072	370,507	964,324	148,206	72,776	—	—

Net asset value per unit: Type I	$46.51	17.22	37.36	12.65	21.46	10.03	17.07	12.10	11.22	9.90	—	—

Outstanding units: Type II	8,557,014	17,320,111	2,104,312	919,209	2,007,545	300,934	4,353,777	4,478,530	3,262,755	2,201,591	—	—

Net asset value per unit: Type II	$44.94	16.64	36.10	12.49	21.11	9.91	16.87	11.98	11.12	9.83	—	—

Outstanding units: Type III	17,208,862	22,228,201	3,102,244	707,187	1,162,740	—	4,911,126	2,019,964	3,528,046	4,926,747	375,400	764,830

Net asset value per unit: Type III	$8.92	11.04	10.81	8.27	14.33	—	11.77	11.20	10.19	9.79	9.18	12.06

Outstanding units: Type IV	2,084,126	4,564,152	372,552	121,898	93,831	—	532,256	257,747	313,046	419,925	118,284	108,992

Net asset value per unit: Type IV	$8.32	10.94	10.36	8.11	13.10	—	10.22	11.27	9.29	9.78	9.17	12.05

Outstanding units: Type V	6,754	1,890,168	—	—	3,236	—	2,066	3,905	4,772	207	—	—

Net asset value per unit: Type V	$8.00	1.06	—	—	11.79	—	11.02	11.26	9.04	8.75	—	—

Outstanding units: Type VI	3,034,072	2,491,737	—	—	—	—	952,179	—	596,270	679,903	321,742	603,772

Net asset value per unit: Type VI	$7.82	10.49	—	—	—	—	11.10	—	8.87	8.46	8.93	12.31

Outstanding units: Type VII	1,104,277	671,871	—	—	—	—	319,791	—	374,328	203,781	172,415	181,000

Net asset value per unit: Type VII	$7.79	10.46	—	—	—	—	11.06	—	8.85	8.44	8.90	12.27

F-2

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
Assets
Investments in Oppenheimer Variable Account Funds, at fair value (note 2):
Bond Fund/VA (11,600,900 shares; cost — $131,662,241)	$130,046,087	—	—	—	—	—	—
Capital Appreciation Fund/VA (8,234,732 shares; cost — $328,923,934)	—	301,226,488	—	—	—	—	—
Aggressive Growth Fund/VA (4,809,102 shares; cost — $284,083,190)	—	—	195,826,647	—	—	—	—
High Income Fund/VA (14,266,814 shares; cost — $144,904,288)	—	—	—	121,838,594	—	—	—
Multiple Strategies Fund/VA (5,885,540 shares; cost — $92,928,859)	—	—	—	—	90,637,320	—	—
Investments in Oppenheimer Variable Account Funds — Class 2 shares; at fair value (note 2):
Global Securities Fund/VA (855,352 shares; cost — $19,348,147)	—	—	—	—	—	19,484,918	—
Main Street Growth & Income Fund/VA (1,099,188 shares; cost — $21,320,543)	—	—	—	—	—	—	20,829,608
Receivable from affiliate	—	—	—	—	—	—	—
Receivable for units sold	183,211	1,239,513	48,451	9,858	52,688	479,802	225,572

Total assets	130,229,298	302,466,001	195,875,098	121,848,452	90,690,008	19,964,720	21,055,180

Liabilities
Accrued expenses payable to affiliate (note 4)	132,564	248,020	175,680	90,274	71,981	10,260	13,827
Payable for units withdrawn	1,931,743	34,413	80,664	141,183	3,399	—	—

Total liabilities	2,064,307	282,433	256,344	231,457	75,380	10,260	13,827

Net assets attributable to variable deferred annuity contractholders	$128,164,991	302,183,568	195,618,754	121,616,995	90,614,628	19,954,460	21,041,353

Outstanding units: Type I	522,745	684,426	1,046,982	682,884	609,630	—	—

Net asset value per unit: Type I	$24.03	55.03	43.88	30.71	32.74	—	—

Outstanding units: Type II	3,460,570	3,602,443	2,697,267	2,829,310	1,710,953	—	—

Net asset value per unit: Type II	$23.22	53.17	42.40	29.67	31.63	—	—

Outstanding units: Type III	2,996,459	5,813,569	3,160,573	1,565,613	1,253,764	797,433	684,833

Net asset value per unit: Type III	$10.72	11.19	10.16	9.61	11.55	9.21	8.85

Outstanding units: Type IV	290,069	735,051	337,019	178,281	190,985	86,595	140,805

Net asset value per unit: Type IV	$10.78	10.78	9.50	9.28	10.77	9.20	8.84

Outstanding units: Type V	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

Outstanding units: Type VI	—	—	—	—	—	1,175,084	1,249,865

Net asset value per unit: Type VI	$—	—	—	—	—	8.14	7.98

Outstanding units: Type VII	—	—	—	—	—	276,877	473,200

Net asset value per unit: Type VII	$—	—	—	—	—	8.12	7.95

F-3

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued
December 31, 2001

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity- Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio
Investments in Variable Insurance Products Fund, at fair value (note 2):
Equity-Income Portfolio (25,664,825 shares; cost — $577,901,893)	$583,874,764	—	—	—	—	—	—	—
Growth Portfolio (13,886,977 shares; cost — $569,404,055)	—	466,741,285	—	—	—	—	—	—
Overseas Portfolio (4,728,772 shares; cost — $86,181,753)	—	—	65,635,357	—	—	—	—	—
Investments in Variable Insurance Products Fund II, at fair value (note 2):
Asset Manager Portfolio (19,141,528 shares; cost — $297,401,103)	—	—	—	277,743,572	—	—	—	—
Contrafund Portfolio (20,142,862 shares; cost — $448,372,982)	—	—	—	—	405,475,814	—	—	—
Investments in Variable Insurance Products Fund III, at fair value (note 2):
Growth & Income Portfolio (9,648,410 shares; cost — $145,248,478)	—	—	—	—	—	127,262,532	—	—
Growth Opportunities Portfolio (3,862,164 shares; cost — $77,673,465)	—	—	—	—	—	—	58,434,546	—
Mid Cap Portfolio (1,111 shares; cost — $21,239)	—	—	—	—	—	—	—	21,784
Receivable from affiliate	—	17,176	1	—	31,573	—	—	—
Receivable for units sold	47,053	60,376	8,315	403	114,115	11,335	27,379	—

Total assets	583,921,817	466,818,837	65,643,673	277,743,975	405,621,502	127,273,867	58,461,925	21,784

Liabilities
Accrued expenses payable to affiliate (note 4)	501,050	243,651	53,723	179,339	255,908	113,088	58,581	5
Payable for units withdrawn	1,641,975	3,052,549	2,449,600	103,908	144,644	48,961	98,125	—

Total liabilities	2,143,025	3,296,200	2,503,323	283,247	400,552	162,049	156,706	5

Net assets attributable to variable deferred annuity contractholders	$581,778,792	463,522,637	63,140,350	277,460,728	405,220,950	127,111,818	58,305,219	21,779

Outstanding units: Type I	2,514,863	1,923,051	1,258,600	6,746,394	1,463,180	346,968	220,327	—

Net asset value per unit: Type I	$43.63	52.86	20.72	27.58	25.87	14.71	10.83	—

Outstanding units: Type II	9,234,283	4,744,104	1,347,035	2,740,751	10,463,953	5,388,110	3,701,867	—

Net asset value per unit: Type II	$42.16	51.08	20.02	26.75	25.42	14.54	10.70	—

Outstanding units: Type III	6,973,887	12,207,225	1,013,208	1,657,965	9,684,799	4,216,916	2,034,188	—

Net asset value per unit: Type III	$10.64	9.04	8.53	9.65	9.33	9.11	7.12	—

Outstanding units: Type IV	917,825	1,048,860	179,907	220,652	1,229,421	607,616	268,664	—

Net asset value per unit: Type IV	$9.30	8.76	8.07	9.43	8.96	8.54	6.79	—

Outstanding units: Type V	—	—	—	—	—	6,651	194	2,055

Net asset value per unit: Type V	$—	—	—	—	—	8.97	7.54	10.60

Outstanding units: Type VI	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Outstanding units: Type VII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—	—	—	—

F-4

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity- Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
Assets
Investments in Variable Insurance Products Fund — Service Class 2, at fair value (note 2):
Equity-Income Portfolio (1,482,622 shares; cost — $33,552,226)	$33,492,435	—	—		—
Growth Portfolio (880,067 shares; cost — $30,608,892)	—	29,341,419	—	—
Investments in Variable Insurance Products Fund II — Service Class 2, at fair value (note 2):
Contrafund Portfolio (1,308,270 shares; cost — $26,826,072)	—	—	26,165,400	—	—
Investments in Variable Insurance Products Fund III — Service Class 2, at fair value (note 2):
Growth & Income Portfolio (972,304 shares; cost — $12,825,477)	—	—	—	12,708,012	—
Mid Cap Portfolio (1,626,263 shares; cost — $30,399,344)	—	—	—	—	31,695,863
Receivable from affiliate	—	—	—	—	—
Receivable for units sold	197,486	98,336	100,131	133,104	548,113

Total assets	33,689,921	29,439,755	26,265,531	12,841,116	32,243,976

Liabilities
Accrued expenses payable to affiliate (note 4)	17,166	15,386	13,608	6,702	16,121
Payable for units withdrawn	—	—	436	—	—

Total liabilities	17,166	15,386	14,044	6,702	16,121

Net assets attributable to variable deferred annuity contractholders	$33,672,755	29,424,369	26,251,487	12,834,414	32,227,855

Outstanding units: Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—

Outstanding units: Type III	1,400,128	1,258,983	1,052,251	500,280	923,291

Net asset value per unit: Type III	$9.80	7.97	8.87	8.98	10.26

Outstanding units: Type IV	124,443	272,129	215,181	103,917	82,604

Net asset value per unit: Type IV	$9.79	7.97	8.87	8.97	10.26

Outstanding units: Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units: Type VI	1,247,800	1,934,977	1,382,517	566,471	1,749,762

Net asset value per unit: Type VI	$10.31	6.79	8.08	8.76	10.18

Outstanding units: Type VII	570,855	603,088	476,256	280,032	403,825

Net asset value per unit: Type VII	$10.28	6.77	8.06	8.74	10.14

F-5

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued
December 31, 2001

	Federated Insurance Series				Federated Insurance Series — Service Shares	Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Small Capitalization Portfolio	LargeCap Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
Assets
Investments in Federated Insurance Series, at fair value (note 2):
American Leaders Fund II (5,353,922 shares; cost — $106,223,990)	$103,063,004	—	—	—	—	—	—	—	—
High Income Bond Fund II (7,380,544 shares; cost — $61,597,854)	—	56,977,797	—	—	—	—	—	—	—
Utility Fund II (4,420,853 shares; cost — 57,584,779)	—	—	45,844,242		—	—	—	—	—
International Small Company Fund II (321,543 shares; cost — $1,909,673)	—	—	—	1,784,565		—	—	—	—
Investments in Federated Insurance Series — Service Shares, at fair value (note 2):
High Income Bond Fund II (943,222 shares; cost — $7,412,368)	—	—	—	—	7,281,671	—	—	—	—
Investments in Alger American Fund, at fair value (note 2):
Small Capitalization Portfolio (5,666,829 shares; cost — $148,930,278)	—	—	—	—	—	93,786,022	—	—	—
LargeCap Growth Portfolio (7,659,071 shares; cost — $391,294,692)	—	—	—	—	—	—	281,624,042	—	—
Investments in PBHG Insurance Series Fund, Inc., at fair value (note 2):
PBHG Large Cap Growth Portfolio (2,463,062 shares; cost — $59,458,461)	—	—	—	—	—	—	—	43,349,891	—
PBHG Growth II Portfolio (2,674,761 shares; cost — $31,934,956)	—	—	—	—	—	—	—	—	30,064,309
Receivable from affiliate	—	—	—	—	—	—	—	—	—
Receivable for units sold	29,799	2,065,346	219	5,725	36,060	333,380	3,204,755	28,718	113,099

Total assets	103,092,803	59,043,143	45,844,461	1,790,290	7,317,731	94,119,402	284,828,797	43,378,609	30,177,408

Liabilities
Accrued expenses payable to affiliate (note 4)	91,529	54,961	43,224	947	3,718	97,158	224,823	59,986	24,240
Payable for units withdrawn	241	3,072	172,900	473,620	1,158	19,202	5,612	127	218,817

Total liabilities	91,770	58,033	216,124	474,567	4,876	116,360	230,435	60,113	243,057

Net assets attributable to variable deferred annuity contractholders	$103,001,033	58,985,110	45,628,337	1,315,723	7,312,855	94,003,042	284,598,362	43,318,496	29,934,351

Outstanding units: Type I	294,487	214,386	202,066	—	—	642,187	723,585	193,697	274,022

Net asset value per unit: Type I	$17.01	13.98	14.67	—	—	8.64	19.07	17.08	10.83

Outstanding units: Type II	4,307,323	2,986,440	2,347,057	—	—	7,002,914	9,078,703	2,370,270	2,517,899

Net asset value per unit: Type II	$16.77	13.74	14.41	—	—	8.50	18.77	16.88	10.71

Outstanding units: Type III	2,224,709	1,497,811	988,491	60,091	309,175	3,603,281	9,699,706	—	—

Net asset value per unit: Type III	$9.98	8.85	7.95	6.97	9.96	7.03	9.11	—	—

Outstanding units: Type IV	397,695	197,752	129,702	16,924	45,977	528,445	1,392,133	—	—

Net asset value per unit: Type IV	$8.94	8.59	7.59	6.96	9.96	6.81	8.64	—	—

Outstanding units: Type V	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—

Outstanding units: Type VI	—	—	—	111,247	267,415	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	5.78	9.19	—	—	—	—

Outstanding units: Type VII	—	—	—	23,627	143,887	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	5.76	9.16	—	—	—	—

F-6

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio	Equity Income Portfolio
Assets
Investments in Janus Aspen Series, at fair value (note 2):
Aggressive Growth Portfolio (11,438,599 shares; cost — $515,476,264)	$251,420,415	—	—	—	—	—	—	—
Growth Portfolio (23,638,622 shares; cost — $614,896,850)	—	469,935,813	—	—	—	—	—	—
Worldwide Growth Portfolio (20,673,028 shares; cost — $722,824,258)	—	—	590,008,220	—	—	—	—	—
Balanced Portfolio (24,635,625 shares; cost — $595,501,893)	—	—	—	556,026,046	—	—	—	—
Flexible Income Portfolio (7,452,633 shares; cost — $87,803,513)	—	—	—	—	86,897,706	—	—	—
International Growth Portfolio (7,349,954 shares; cost — $210,569,791)	—	—	—	—	—	172,503,431	—
Capital Appreciation Portfolio (13,591,530 shares; cost — $377,265,526)	—	—	—	—	—	—	281,616,509	—
Equity Income Portfolio (146 shares; cost — $2,661)	—	—	—	—	—	—	—	2,374
Receivable from affiliate	—	—	—	—	95	4	—	—
Receivable for units sold	223,658	12	—	378,013	1,632	—	3,107,410	—

Total assets	251,644,073	469,935,825	590,008,220	556,404,059	86,899,433	172,503,435	284,723,919	2,374

Liabilities
Accrued expenses payable to affiliate (note 4)	245,084	390,490	473,742	450,895	51,004	144,251	212,010	1
Payable for units withdrawn	110,953	430,420	270,503	332,644	44,010	7,876,127	43,386	—

Total liabilities	356,037	820,910	744,245	783,539	95,014	8,020,378	255,396	1

Net assets attributable to variable deferred annuity contractholders	$251,288,036	469,114,915	589,263,975	555,620,520	86,804,419	164,483,057	284,468,523	2,373

Outstanding units: Type I	1,019,009	2,307,263	2,399,672	1,775,829	395,265	594,436	575,386	—

Net asset value per unit: Type I	$24.16	22.97	30.58	22.31	15.17	18.02	20.25	—

Outstanding units: Type II	5,965,824	12,018,045	13,140,429	15,654,099	3,772,527	5,720,325	7,276,570	—

Net asset value per unit: Type II	$23.67	22.50	29.95	21.96	14.93	17.77	20.02	—

Outstanding units: Type III	9,149,067	15,640,723	11,168,696	14,470,083	2,013,676	4,093,422	12,492,110	—

Net asset value per unit: Type III	$8.38	8.39	9.69	10.78	11.06	10.70	9.36	—

Outstanding units: Type IV	1,217,251	1,819,775	1,487,500	1,591,602	200,610	784,857	1,245,067	—

Net asset value per unit: Type IV	$7.22	7.96	9.48	10.21	10.98	10.60	8.20	—

Outstanding units: Type V	—	—	—	—	941	320	649	287

Net asset value per unit: Type V	$—	—	—	—	11.13	6.38	6.67	8.27

Outstanding units: Type VI	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Outstanding units: Type VII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—	—	—	—

F-7

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued
December 31, 2001

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio
Assets
Investments in Janus Aspen Series — Service Shares, at fair value (note 2):
Global Life Sciences Portfolio (3,658,355 shares; cost — $29,446,663)	$28,352,253	—	—	—	—	—	—	—
Global Technology Portfolio (5,529,800 shares; cost — $33,402,760)	—	22,561,582	—	—	—	—	—	—
Aggressive Growth Portfolio (602,870 shares; cost — $15,983,705)	—	—	13,100,362	—	—	—	—	—
Growth Portfolio (1,117,998 shares; cost — $25,282,190)	—	—	—	22,091,640	—	—	—	—
Capital Appreciation Portfolio (899,331 shares; cost — $20,775,716)	—	—	—	—	18,499,243	—	—	—
Worldwide Growth Portfolio (869,581 shares; cost — $27,475,729)	—	—	—	—	—	24,678,713	—	—
International Growth Portfolio (685,150 shares; cost — $16,544,938)	—	—	—	—	—	—	15,963,996	—
Balanced Portfolio (2,201,670 shares; cost — $52,227,669)	—	—	—	—	—	—	—	51,320,924
Receivable from affiliate	—	—	—	—	—	—	7	—
Receivable for units sold	22,730	143,021	50,217	151,420	106,957	174,092	29,098	327,113

Total assets	28,374,983	22,704,603	13,150,579	22,243,060	18,606,200	24,852,805	15,993,101	51,648,037

Liabilities
Accrued expenses payable to affiliate (note 4)	14,506	13,029	7,141	11,853	9,856	13,063	8,927	26,565
Payable for units withdrawn	34,681	1,489	—	—	—	—	4,200,320	—

Total liabilities	49,187	14,518	7,141	11,853	9,856	13,063	4,209,247	26,565

Net assets attributable to variable deferred annuity contractholders	$28,325,796	22,690,085	13,143,438	22,231,207	18,596,344	24,839,742	11,783,854	51,621,472

Outstanding units: Type I	200,905	150,593	—	—	—	—	—	—

Net asset value per unit: Type I	$9.42	4.22	—	—	—	—	—	—

Outstanding units: Type II	1,018,589	1,801,374	—	—	—	—	—	—

Net asset value per unit: Type II	$9.38	4.21	—	—	—	—	—	—

Outstanding units: Type III	1,091,617	2,037,391	595,649	839,635	543,083	793,669	484,214	1,718,954

Net asset value per unit: Type III	$9.36	4.20	5.88	7.20	7.79	7.58	7.54	9.57

Outstanding units: Type IV	154,798	275,684	46,629	121,973	96,923	227,777	48,624	236,619

Net asset value per unit: Type IV	$9.35	4.19	5.88	7.19	7.79	7.58	7.53	9.57

Outstanding units: Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units: Type VI	490,003	972,418	1,979,778	1,965,673	1,732,144	2,117,193	1,007,056	2,682,847

Net asset value per unit: Type VI	$8.79	4.11	3.96	6.16	6.50	6.23	6.11	9.01

Outstanding units: Type VII	103,526	185,853	386,562	521,222	362,926	629,158	264,963	972,626

Net asset value per unit: Type VII	$8.76	4.10	3.95	6.14	6.48	6.21	6.09	8.98

F-8

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
Assets
Investments in Goldman Sachs Variable Insurance Trust, at fair value (note 2):
Growth and Income Fund (1,940,304 shares; cost — $19,745,856)	$18,103,039	—	—	—	—
Mid Cap Value Fund (12,949,875 shares; cost — $139,556,527)	—	146,204,085	—	—	—
Investments in Salomon Brothers Variable Series Funds Inc., at fair value (note 2):
Strategic Bond Fund (2,859,627 shares; cost — $28,944,213)	—	—	28,653,465	—	—
Investors Fund (5,337,782 shares; cost — $70,194,545)	—	—	—	68,270,227	—
Total Return Fund (1,488,749 shares; cost — $15,693,036)	—	—	—	—	15,468,099
Receivable from affiliate	—	—	—	—	—
Receivable for units sold	56,487	1,795,691	5,397	—	1,601

Total assets	18,159,526	147,999,776	28,658,862	68,270,227	15,469,700

Liabilities
Accrued expenses payable to affiliate (note 4)	12,353	82,743	15,059	35,418	8,565
Payable for units withdrawn	6,434	104,696	1,331,425	3,964,214	465

Total liabilities	18,787	187,439	1,346,484	3,999,632	9,030

Net assets attributable to variable deferred annuity contractholders	$18,140,739	147,812,337	27,312,378	64,270,595	15,460,670

Outstanding units: Type I	77,071	603,789	71,246	304,116	30,465

Net asset value per unit: Type I	$7.80	12.04	11.39	14.47	11.12

Outstanding units: Type II	1,149,638	5,607,364	1,168,074	1,905,832	598,880

Net asset value per unit: Type II	$7.73	11.93	11.30	14.35	11.03

Outstanding units: Type III	831,759	4,778,066	1,091,102	2,548,515	780,272

Net asset value per unit: Type III	$8.74	14.26	11.01	11.76	10.29

Outstanding units: Type IV	173,565	436,048	118,221	239,512	49,020

Net asset value per unit: Type IV	$7.97	12.64	10.90	10.65	9.94

Outstanding units: Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units: Type VI	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—

Outstanding units: Type VII	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—

F-9

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund	AIM V.I. Aggressive Growth Fund	AIM V.I. New Technology Fund	AIM V.I. Growth Fund	AIM V.I. Value Fund	AIM V.I. Capital Development Fund	AIM V.I. Growth & Income Fund	AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
Investments in AIM Variable Insurance Funds, at fair value (note 2):
AIM V.I. Capital Appreciation Fund (735,621 shares; cost — $17,385,839)	$15,977,692	—	—	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund (836 shares; cost — $8,627)	—	9,033	—	—	—	—	—	—	—
AIM V.I. New Technology Fund (12,700 shares; cost — $80,609)	—	—	53,465	—	—	—	—	—	—
AIM V.I. Growth Fund (475,643 shares; cost — $9,070,057)	—	—	—	7,786,269	—	—	—	—	—
AIM V.I. Value Fund (1,452,479 shares; cost — $35,962,445)	—	—	—	—	33,915,394	—	—	—	—
AIM V.I. Capital Development Fund (411 shares; cost — $4,878)	—	—	—	—	—	4,903	—	—	—
AIM V.I. Growth & Income Fund (13 shares; cost — $266)	—	—	—	—	—	—	271	—	—
AIM V.I. Global Utilities Fund (78 shares; cost — $465)	—	—	—	—	—	—	—	1,051	—
AIM V.I. Government Securities Fund (788 shares; cost — $9,041)	—	—	—	—	—	—	—	—	9,090
Receivable from affiliate	—	—	—	—	—	—	—	—	—
Receivable for units sold	11,854	—	—	28,365	146,318	—	—	—	—

Total assets	15,989,546	9,033	53,465	7,814,634	34,061,712	4,903	271	1,051	9,090

Liabilities
Accrued expenses payable to affiliate (note 4)	8,896	2	18	4,200	18,043	1	1	1	2
Payable for units withdrawn	188,395	—	—	384	—	—	—	—	—

Total liabilities	197,291	2	18	4,584	18,043	1	1	1	2

Net assets attributable to variable deferred annuity contractholders	$15,792,255	9,031	53,447	7,810,050	34,043,669	4,902	270	1,050	9,088

Outstanding units: Type I	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—	—

Outstanding units: Type III	711,998	—	—	256,780	1,239,767	—	—	—	—

Net asset value per unit: Type III	$7.57	—	—	6.58	8.70	—	—	—	—

Outstanding units: Type IV	80,573	—	—	29,164	165,666	—	—	—	—

Net asset value per unit: Type IV	$7.56	—	—	6.57	8.70	—	—	—	—

Outstanding units: Type V	1,177	1,322	15,314	—	—	506	39	153	822

Net asset value per unit: Type V	$6.33	6.83	3.49	—	—	9.68	6.97	6.87	11.05

Outstanding units: Type VI	1,178,042	—	—	860,251	2,168,360	—	—	—	—

Net asset value per unit: Type VI	$6.17	—	—	4.90	7.31	—	—	—	—

Outstanding units: Type VII	409,321	—	—	351,148	818,340	—	—	—	—

Net asset value per unit: Type VII	$6.15	—	—	4.88	7.29	—	—	—	—

F-10

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	MFS® Variable Insurance Trust				Dreyfus
	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utility Series	Dreyfus Investment Portfolios- Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
Investments in MFS® Variable Insurance Trust, at fair value (note 2):
MFS® Investors Growth Stock Series (1,645,894 shares; cost — $17,473,236)	$15,915,799	—	—	—	—	—
MFS® Investors Trust Series (628,460 shares; cost — $11,129,072)	—	10,734,096	—	—	—	—
MFS® New Discovery Series (756,576 shares; cost — $11,152,565)	—	—	11,515,089	—	—	—
MFS® Utility Series (886,647 shares; cost — $16,465,741)	—	—	—	14,097,690	—	—
Investments in Dreyfus, at fair value (note 2)
Dreyfus Investment Portfolios-Emerging Markets Portfolio (303,096 shares; cost — $2,785,501)	—	—	—	—	2,873,351	—
The Dreyfus Socially Responsible Growth Fund, Inc. (218,202 shares; cost — $6,921,878)	—	—	—	—	—	5,819,441
Receivable from affiliate	—	—	—	—	2	—
Receivable for units sold	64,363	34,982	25,716	44,548	351,264	4,526

Total assets	15,980,162	10,769,078	11,540,805	14,142,238	3,224,617	5,823,967

Liabilities
Accrued expenses payable to affiliate (note 4)	8,388	5,569	5,954	7,490	1,555	3,118
Payable for units withdrawn	394	—	—	—	—	—

Total liabilities	8,782	5,569	5,954	7,490	1,555	3,118

Net assets attributable to variable deferred annuity contractholders	$15,971,380	10,763,509	11,534,851	14,134,748	3,223,062	5,820,849

Outstanding units: Type I	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—

Outstanding units: Type III	546,216	414,666	422,279	527,906	97,103	51,180

Net asset value per unit: Type III	$7.37	8.37	9.90	7.77	10.09	7.55

Outstanding units: Type IV	84,171	61,876	67,674	41,040	64,379	21,440

Net asset value per unit: Type IV	$7.36	8.36	9.90	7.76	10.09	7.55

Outstanding units: Type V	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—

Outstanding units: Type VI	1,370,095	591,306	643,039	973,433	150,127	675,418

Net asset value per unit: Type VI	$6.66	8.14	8.37	7.61	7.45	6.57

Outstanding units: Type VII	331,541	241,953	155,938	303,903	63,965	127,492

Net asset value per unit: Type VII	$6.64	8.11	8.35	7.59	7.43	6.55

F-11

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	PIMCO Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Foreign Bond Portfolio	Long-Term U.S. Government Bond Portfolio	High Yield Bond Portfolio	Total Return Bond Portfolio	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
Assets
Investments in PIMCO Variable Insurance Trust, at fair value (note 2):
Foreign Bond Portfolio (267,560 shares; cost — $2,583,699)	$2,592,657	—	—	—	—	—	—	—
Long-Term U.S. Government Bond Portfolio (2,199,169 shares; cost — $23,482,274)	—	22,585,465	—	—	—	—	—	—
High Yield Bond Portfolio (1,632,273 shares; cost — $13,019,697)	—	—	12,862,309	—	—	—	—
Total Return Bond Portfolio (4,799,477 shares; cost — $47,983,097)	—	—	—	47,466,825		—	—	—
Investments in Rydex Variable Trust, at fair value (note 2):
OTC Fund (417,328 shares; cost — $7,618,972)	—	—	—	—	6,176,459	—
Investments in Alliance Variable Products Series Fund Inc., at fair value (note 2):
Growth and Income Portfolio (2,796,980 shares; cost — $62,383,124)	—	—	—	—	—	61,617,463	—	—
Premier Growth Portfolio (1,081,996 shares; cost — $29,544,873)	—	—	—	—	—	—	27,049,898	—
Quasar Portfolio (439,588 shares; cost — $4,380,596)	—	—	—	—	—	—	—	4,387,087
Dividends Receivable	7,820	83,609	81,314	135,713	—	—	—	—
Receivable from affiliate	2	—	—	—	—	—	—	—
Receivable for units sold	57,862	215,043	105,893	337,444	13,183	173,010	140,471	5,771

Total assets	2,658,341	22,884,117	13,049,516	47,939,982	6,189,642	61,790,473	27,190,369	4,392,858

Liabilities
Accrued expenses payable to affiliate (note 4)	1,266	11,897	6,632	24,743	3,456	32,058	14,527	2,344
Payable for units withdrawn	—	—	—	—	—	219,884	—	—

Total liabilities	1,266	11,897	6,632	24,743	3,456	251,942	14,527	2,344

Net assets attributable to variable deferred annuity contractholders	$2,657,075	22,872,220	13,042,884	47,915,239	6,186,186	61,538,531	27,175,842	4,390,514

Outstanding units: Type I	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—

Outstanding units: Type III	143,308	783,091	561,545	1,441,065	236,367	2,101,249	970,931	158,564

Net asset value per unit: Type III	$10.87	10.82	10.19	10.89	5.58	10.51	8.04	9.04

Outstanding units: Type IV	23,078	132,087	67,250	397,634	18,702	340,210	68,468	2,245

Net asset value per unit: Type IV	$10.86	10.81	10.18	10.88	5.58	10.50	8.03	9.03

Outstanding units: Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units: Type VI	60,992	734,864	455,975	1,662,057	985,138	2,564,812	2,070,574	332,400

Net asset value per unit: Type VI	$11.01	11.58	10.01	11.29	3.89	10.59	6.53	7.44

Outstanding units: Type VII	16,136	386,285	207,597	810,937	239,875	825,837	813,964	62,503

Net asset value per unit: Type VII	$10.98	11.55	9.98	11.26	3.88	10.56	6.51	7.42

F-12

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Prudential Series Fund, Inc.,
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Prudential Jennison Portfolio
Assets
Investments in Prudential Series Fund, Inc., at fair value (note 2):
SP Prudential U.S. Emerging Growth Portfolio (11,920 shares; cost — $84,502)	$82,010	—	—
SP Jennison International Growth Portfolio (3,167 shares; cost — $18,051)	—	17,195	—
Prudential Jennsion Portfolio (2,184 shares; cost — $34,806)	—	—	40,294
Receivable from affiliate	—	—	—
Receivable for units sold	—	—	—

Total assets	82,010	17,195	40,294

Liabilities
Accrued expenses payable to affiliate (note 4)	42	8	21
Payable for units withdrawn	—	—	—

Total liabilities	42	8	21

Net assets attributable to variable deferred annuity contractholders	$81,968	17,187	40,273

Outstanding units: Type I	—	—	—

Net asset value per unit: Type I	$—	—	—

Outstanding units: Type II	—	—	—

Net asset value per unit: Type II	$—	—	—

Outstanding units: Type III	9,251	2,313	4,587

Net asset value per unit: Type III	$8.86	7.43	8.78

Outstanding units: Type IV	—	—	—

Net asset value per unit: Type IV	$—	—	—

Outstanding units: Type V	—	—	—

Net asset value per unit: Type V	$—	—	—

Outstanding units: Type VI	—	—	—

Net asset value per unit: Type VI	$—	—	—

Outstanding units: Type VII	—	—	—

Net asset value per unit: Type VII	$—	—	—

See accompanying notes to financial statements.

F-13

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$6,352,637	22,524,332	3,220,942	339,017	2,975,046	—	1,123,777	4,372,502	576,370
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	396,880	693,568	153,211	18,005	46,116	3,072	70,425	134,472	22,106
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	5,900,793	3,822,764	1,057,243	178,781	518,942	45,173	935,497	625,378	468,235
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	2,332,737	3,211,456	498,385	98,881	180,319	—	658,056	292,652	511,438
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	275,211	666,423	60,769	28,925	18,121	—	71,951	40,963	43,138
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	228	5,802	17	281	88	—	79	86	153
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	175,562	215,491	—	—	—	—	66,914	—	33,676
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	76,481	60,062	—	—	—	—	27,194	—	31,879

Net investment income (expense)	(2,805,255)	13,848,766	1,451,317	14,144	2,211,460	(48,245)	(706,339)	3,278,951	(534,255)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(27,829,368)	—	(1,039,644)	(8,717,479)	2,302,067	(205,182)	1,204,737	1,135,392	(3,036,955)
Unrealized appreciation (depreciation) on investments	(74,140,998)	—	(7,262,090)	575,436	1,789,059	62,272	(7,202,105)	(606,614)	(4,418,280)
Capital gain distributions	7,656,129	—	1,559,446	148,510	843,132	—	5,748,762	—	309,317

Net realized and unrealized gain (loss) on investments	(94,314,237)	—	(6,742,288)	(7,993,533)	4,934,258	(142,910)	(248,606)	528,778	(7,145,918)

Increase (decrease) in net assets from operations	$(97,119,492)	13,848,766	(5,290,971)	(7,979,389)	7,145,718	(191,155)	(954,945)	3,807,729	(7,680,173)

F-14

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	GE Investments Funds, Inc. (Continued)
	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$78,178	49,054	61,182
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	9,924	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	314,352	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	673,723	22,885	45,454
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	55,494	6,004	3,254
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	18	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	37,821	21,261	40,267
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	13,111	11,118	14,059

Net investment income (expense)	(1,026,265)	(12,214)	(41,852)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5,199,369)	(139,351)	(20,031)
Unrealized appreciation (depreciation) on investments	(4,192,867)	(109,710)	707,039
Capital gain distributions	2,401,767	—	548,300

Net realized and unrealized gain (loss) on investments	(6,990,469)	(249,061)	1,235,308

Increase (decrease) in net assets from operations	$(8,016,734)	(261,275)	1,193,456

F-15

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
	Year ended December 31, 2001					Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$7,066,950	2,112,821	2,642,952	14,180,461	3,496,216	14,637	19,249
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	148,983	491,004	701,356	274,136	261,261	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	973,765	2,889,376	2,027,855	1,297,966	756,609	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	383,343	1,080,538	644,936	256,491	217,138	45,136	37,010
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	40,896	135,312	73,716	26,207	32,130	4,734	8,736
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	64,198	78,257
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	16,039	35,435

Net investment income (expense)	5,519,963	(2,483,409)	(804,911)	12,325,661	2,229,078	(115,470)	(140,189)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(557,873)	(11,087,954)	(50,964,900)	(8,284,890)	(1,115,630)	(331,636)	(227,812)
Unrealized appreciation (depreciation) on investments	16,457	(70,748,318)	(105,172,506)	(3,378,846)	(5,582,683)	135,259	(433,474)
Capital gain distributions	—	31,705,480	41,238,549	—	4,669,828	275,501	—

Net realized and unrealized gain (loss) on investments	(541,416)	(50,130,792)	(114,898,857)	(11,663,736)	(2,028,485)	79,124	(661,286)

Increase (decrease) in net assets from operations	$4,978,547	(52,614,201)	(115,703,768)	661,925	200,593	(36,346)	(801,475)

F-16

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio
	Year ended December 31, 2001			Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$10,751,729	457,109	4,520,673	14,387,162	3,829,792	1,773,855	298,008	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	1,438,105	1,438,350	392,211	2,469,735	518,473	63,943	33,221	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	5,854,544	3,917,344	460,487	1,123,116	4,148,292	1,165,069	630,361	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	1,064,975	1,902,773	168,130	256,609	1,482,285	601,388	287,296	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	117,776	170,501	49,887	34,259	184,441	86,446	32,038	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	364	—	—	236	102	39
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	—	—	—

Net investment income (expense)	2,276,329	(6,971,859)	3,449,594	10,503,443	(2,503,699)	(143,227)	(685,010)	(39)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,178,829	(42,421,956)	(18,275,549)	(7,621,838)	(13,723,185)	(6,226,662)	(9,104,519)	(373)
Unrealized appreciation (depreciation) on investments	(75,592,678)	(117,986,402)	(11,403,525)	(27,713,515)	(69,893,964)	(14,385,625)	(3,715,865)	462
Capital gain distributions	30,207,242	42,968,241	7,145,580	5,395,185	13,516,916	5,695,008	—	—

Net realized and unrealized gain (loss) on investments	(44,206,607)	(117,440,117)	(22,533,494)	(29,940,168)	(70,100,233)	(14,917,279)	(12,820,384)	89

Increase (decrease) in net assets from operations	$(41,930,278)	(124,411,976)	(19,083,900)	(19,436,725)	(72,603,932)	(15,060,506)	(13,505,394)	50

F-17

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity-Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
	Year ended December 31, 2001		Year ended December 31, 2001	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$35,135	2,854	32,381	26,281	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	83,725	58,032	56,738	27,415	59,105
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	7,584	13,290	13,265	6,465	6,203
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	93,132	113,713	99,310	36,303	144,880
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	43,673	36,595	45,953	28,216	33,598

Net investment income (expense)	(192,979)	(218,776)	(182,885)	(72,118)	(243,786)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(315,764)	(624,990)	(204,654)	(171,603)	(75,666)
Unrealized appreciation (depreciation) on investments	(122,220)	(1,026,349)	(632,281)	(98,935)	1,182,536
Capital gain distributions	101,121	268,325	121,429	84,378	—

Net realized and unrealized gain (loss) on investments	(336,863)	(1,383,014)	(715,506)	(186,160)	1,106,870

Increase (decrease) in net assets from operations	$(529,842)	(1,601,790)	(898,391)	(258,278)	863,084

F-18

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Federated Insurance Series				Federated Insurance Series — Service Shares	Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Small Capitalization Portfolio	LargeCap Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
	Year ended December 31, 2001				Year ended December 31, 2001	Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$1,436,630	6,110,043	1,826,389	—	128,479	54,701	787,133	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	63,599	51,942	42,710	—	—	88,242	200,956	52,792	48,079
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	1,051,143	623,722	556,938	—	—	956,123	2,776,686	646,200	477,344
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	338,797	203,951	141,040	2,902	18,614	433,110	1,526,054	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	47,297	26,867	15,324	7,081	3,006	61,406	209,482	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	5,563	19,608	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	1,712	12,546	—	—	—	—

Net investment income (expense)	(64,206)	5,203,561	1,070,377	(17,258)	74,705	(1,484,180)	(3,926,045)	(698,992)	(525,423)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,144,469)	(8,341,037)	(2,745,661)	7,681	(31,976)	(61,207,246)	(42,931,677)	(7,080,467)	(38,829,351)
Unrealized appreciation (depreciation) on investments	(5,763,692)	3,591,100	(6,865,095)	(123,378)	(127,498)	17,664,751	(47,996,826)	(11,211,227)	15,093,725
Capital gain distributions	626,171	—	—	—	—	—	42,682,659	—	—

Net realized and unrealized gain (loss) on investments	(6,281,990)	(4,749,937)	(9,610,756)	(115,697)	(159,474)	(43,542,495)	(48,245,844)	(18,291,694)	(23,735,626)

Increase (decrease) in net assets from operations	$(6,346,196)	453,624	(8,540,379)	(132,955)	(84,769)	(45,026,675)	(52,171,889)	(18,990,686)	(24,261,049)

F-19

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio	Equity Income Portfolio	High Yield Portfolio
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$—	118,262	1,650,846	7,541,608	2,463,002	688,871	1,354,277	10	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	414,931	863,328	1,136,627	523,520	68,394	169,347	183,087	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	2,645,062	4,819,932	6,779,519	5,162,824	770,841	1,702,482	2,466,195	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	1,595,869	2,569,234	2,045,447	2,509,541	299,233	814,880	2,158,978	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	188,258	298,125	280,315	261,638	32,639	190,392	201,905	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	49	434	135	22	5
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(4,844,120)	(8,432,357)	(8,591,062)	(915,915)	1,291,846	(2,188,664)	(3,656,023)	(12)	(5)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(128,912,280)	(54,089,115)	(42,755,845)	(10,845,801)	1,049,200	(55,891,277)	(39,949,820)	(58)	(38)
Unrealized appreciation (depreciation) on investments	(67,252,755)	(131,956,939)	(167,495,927)	(34,904,569)	140,773	(3,142,749)	(59,003,007)	(196)	56
Capital gain distributions	—	1,446,229	1,639,605	7,596,286	2,195,762	1,324,240	2,703,264	65	—

Net realized and unrealized gain (loss) on investments	(196,165,035)	(184,599,825)	(208,612,167)	(38,154,084)	3,385,735	(57,709,786)	(96,249,563)	(189)	18

Increase (decrease) in net assets from operations	$(201,009,155)	(193,032,182)	(217,203,229)	(39,069,999)	4,677,581	(59,898,450)	(99,905,586)	(201)	13

F-20

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	—	—	35,742	17,277	26,025	434,420
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4)	21,551	10,882	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4)	135,601	116,677	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4)	158,173	139,060	23,344	43,969	28,988	38,626	26,320	102,671
Expenses — Mortality and expense risk charges and administrative expenses —Type IV (note 4)	17,629	20,416	2,513	7,606	5,535	6,897	13,965	16,289
Expenses — Mortality and expense risk charges and administrative expenses —Type V (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type VI (note 4)	41,668	48,317	92,118	137,544	126,277	142,035	62,588	196,631
Expenses — Mortality and expense risk charges and administrative expenses —Type VII (note 4)	9,361	8,196	17,354	33,539	29,220	38,546	19,019	85,194

Net investment income (expense)	(383,983)	(343,548)	(135,329)	(222,658)	(154,278)	(208,827)	(95,867)	33,635

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,117,954)	(10,473,844)	(1,568,985)	(1,313,020)	(848,263)	(603,314)	(322,660)	(327,259)
Unrealized appreciation (depreciation) on investments	(2,286,189)	(2,173,041)	(2,037,458)	(2,594,017)	(1,843,183)	(2,275,379)	(424,899)	(819,787)
Capital gain distributions	—	152,466	—	30,785	86,152	29,300	41,249	203,512

Net realized and unrealized gain (loss) on investments	(6,404,143)	(12,494,419)	(3,606,443)	(3,876,252)	(2,605,294)	(2,849,393)	(706,310)	(943,534)

Increase (decrease) in net assets from operations	$(6,788,126)	(12,837,967)	(3,741,772)	(4,098,910)	(2,759,572)	(3,058,220)	(802,177)	(909,899)

F-21

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$85,977	1,286,744	1,107,594	501,320	326,216
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	6,450	68,856	8,184	41,641	3,519
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	118,953	685,114	141,395	319,935	73,617
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	107,114	904,296	146,007	490,653	98,127
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	21,366	72,013	21,370	37,379	8,360
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—

Net investment income (expense)	(167,906)	(443,535)	790,638	(388,288)	142,593

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(668,820)	4,328,423	179,257	(2,465,542)	(36,171)
Unrealized appreciation (depreciation) on investments	(1,110,839)	(883,608)	14,477	(2,069,678)	(308,694)
Capital gain distributions	—	6,646,154	—	770,641	—

Net realized and unrealized gain (loss) on investments	(1,779,659)	10,090,969	193,734	(3,764,579)	(344,865)

Increase (decrease) in net assets from operations	$(1,947,565)	9,647,434	984,372	(4,152,867)	(202,272)

F-22

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund	AIM V.I. Aggressive Growth Fund	AIM V.I. New Technology Fund	AIM V.I. Growth Fund	AIM V.I. Value Fund	AIM V.I. Capital Development Fund	AIM V.I. Growth & Income Fund	AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
	Year ended December 31, 2001							Period from January 4, 2001 to December 31, 2001	Period from March 19, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	1,155	18,118	43,067	—	—	15	264
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	23,158	—	—	11,080	70,457	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	4,959	—	—	1,268	9,053	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	105	27	105	—	—	15	13	18	38
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	64,788	—	—	44,316	140,841	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	28,941	—	—	20,720	56,487	—	—	—	—

Net investment income (expense)	(121,951)	(27)	1,050	(59,266)	(233,771)	(15)	(13)	(3)	226

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,143,306)	(420)	(777)	(534,407)	(596,280)	(124)	(375)	(1,843)	—
Unrealized appreciation (depreciation) on investments	(1,045,492)	566	(25,931)	(1,004,200)	(1,850,658)	25	5	586	49
Capital gain distributions	1,247,366	—	28,977	—	653,741	—	—	98	—

Net realized and unrealized gain (loss) on investments	(941,432)	146	2,269	(1,538,607)	(1,793,197)	(99)	(370)	(1,159)	49

Increase (decrease) in net assets from operations	$(1,063,383)	119	3,319	(1,597,873)	(2,026,968)	(114)	(383)	(1,162)	275

F-23

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	MFS® Variable Insurance Trust				Dreyfus
	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utility Series	Dreyfus Investment Portfolios-Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
	Year ended December 31, 2001				Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$4,506	9,389	—	125,583	16,242	3,821
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	24,944	21,494	23,861	28,521	3,181	2,688
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	3,461	2,183	2,349	3,114	1,520	1,008
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	89,774	36,401	41,131	59,698	6,497	61,582
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	22,864	14,420	11,508	24,491	1,237	8,919

Net investment income (expense)	(136,537)	(65,109)	(78,849)	9,759	3,807	(70,376)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(412,945)	(97,333)	(137,496)	(353,704)	1,498	(142,691)
Unrealized appreciation (depreciation) on investments	(1,370,533)	(390,183)	355,566	(2,386,030)	102,039	(1,061,003)
Capital gain distributions	54,391	51,546	83,336	330,862	—	—

Net realized and unrealized gain (loss) on investments	(1,729,087)	(435,970)	301,406	(2,408,872)	103,537	(1,203,694)

Increase (decrease) in net assets from operations	$(1,865,624)	(501,079)	222,557	(2,399,113)	107,344	(1,274,070)

F-24

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	PIMCO Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Foreign Bond Portfolio	Long-Term U.S. Government Bond Portfolio	High Yield Bond Portfolio	Total Return Bond Portfolio	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
	Year ended December 31, 2001				Year ended December 31, 2001	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$37,238	448,027	379,370	865,020	—	100,077	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	8,596	46,084	28,492	91,591	9,998	130,225	48,779	8,340
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	433	7,764	2,528	30,811	1,144	20,066	5,004	2,111
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	4,577	66,615	30,871	124,561	43,702	178,617	132,823	20,057
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	1,171	32,270	14,671	64,896	12,106	68,317	58,210	4,943

Net investment income (expense)	22,461	295,294	302,808	553,161	(66,950)	(297,148)	(244,816)	(35,451)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,393	37,851	(52,876)	125,115	(617,106)	(575,527)	(905,062)	(267,565)
Unrealized appreciation (depreciation) on investments	9,015	(901,801)	(155,323)	(521,229)	(896,601)	(817,306)	(2,097,646)	23,695
Capital gain distributions	—	749,489	—	846,727	—	775,214	809,253	117,347

Net realized and unrealized gain (loss) on investments	12,408	(114,461)	(208,199)	450,613	(1,513,707)	(617,619)	(2,193,455)	(126,523)

Increase (decrease) in net assets from operations	$34,869	180,833	94,609	1,003,774	(1,580,657)	(914,767)	(2,438,271)	(161,974)

F-25

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Prudential Series Fund, Inc.
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Prudential Jennison Portfolio
	Period from July 9, 2001 to December 31, 2001	Period from August 6, 2001 to December 31, 2001	Period from September 17, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	477	66	151
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—

Net investment income (expense)	(477)	(66)	(151)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(55)	(41)	13
Unrealized appreciation (depreciation) on investments	(2,492)	(856)	5,488
Capital gain distributions	—	—	—

Net realized and unrealized gain (loss) on investments	(2,547)	(897)	5,501

Increase (decrease) in net assets from operations	$(3,024)	(963)	5,350

See accompanying notes to financial statements.

F-26

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund		Real Estate Securities Fund		Global Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,805,255)	(3,727,490)	13,848,766	19,722,676	1,451,317	1,681,290	14,144	(65,843)	2,211,460	2,793,738	(48,245)	47,423
Net realized gain (loss)	(27,829,368)	19,970,209	—	—	(1,039,644)	1,764,433	(8,717,479)	1,378,982	2,302,067	62,643	(205,182)	2,808
Unrealized appreciation (depreciation) on investments	(74,140,998)	(107,689,426)	—	—	(7,262,090)	(4,412,545)	575,436	(13,842,761)	1,789,059	10,710,276	62,272	11,564
Capital gain distributions	7,656,129	13,424,428	—	—	1,559,446	4,900,944	148,510	7,179,272	843,132	297,755	—	5,993

Increase (decrease) in net assets from operations	(97,119,492)	(78,022,279)	13,848,766	19,722,676	(5,290,971)	3,934,122	(7,979,389)	(5,350,350)	7,145,718	13,864,412	(191,155)	67,788

From capital transactions:
Net premiums	53,679,836	127,498,768	227,354,709	516,269,471	5,910,782	16,786,233	1,670,370	5,764,524	2,426,706	3,297,363	40,407	126,539
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(7,007,692)	(4,472,501)	(6,219,119)	(4,485,872)	(1,078,099)	(1,261,400)	(125,879)	(102,828)	(400,477)	(129,669)	(47,506)	—
Surrenders	(48,078,623)	(43,051,516)	(194,807,725)	(119,630,886)	(11,790,492)	(8,222,688)	(1,947,111)	(1,473,052)	(4,157,768)	(2,468,128)	(277,236)	(462,743)
Cost of insurance and administrative expense (note 4)	(644,024)	(541,072)	(517,702)	(329,548)	(125,521)	(106,096)	(21,079)	(17,303)	(49,840)	(24,954)	(2,818)	(2,736)
Transfer gain (loss) and transfer fees	(293,198)	(1,375,102)	(431,559)	(6,376,318)	(43,462)	(147,987)	56,472	(128,946)	4,713	(1,836)	(159)	(194,245)
Capital Contribution	—	—	—	—	—	—	—	(17,803)	—	(1,916,444)	—	—
Transfers (to) from the Guarantee Account	38,496,549	77,494,301	23,010,841	32,507,913	3,570,776	9,007,289	822,919	1,626,671	895,187	1,559,033	276,439	403,611
Interfund transfers	(13,907,382)	(10,791,405)	141,804,870	(411,698,590)	10,959,313	529,778	(179,436)	637,892	9,730,137	14,572,417	62,731	(262,258)

Increase (decrease) in net assets from capital transactions	22,245,466	144,761,473	190,194,315	6,256,170	7,403,297	16,585,129	276,256	6,289,155	8,448,658	14,891,454	51,858	(391,832)

Increase (decrease) in net assets	(74,874,026)	66,739,194	204,043,081	25,978,846	2,112,326	20,519,251	(7,703,133)	938,805	15,594,376	28,755,866	(139,297)	(324,044)
Net assets at beginning of year	690,711,476	623,972,282	470,420,998	444,442,152	123,557,997	103,038,746	40,402,870	39,464,065	69,456,939	40,701,073	8,676,064	9,000,108

Net assets at end of period	$615,837,450	690,711,476	674,464,079	470,420,998	125,670,323	123,557,997	32,699,737	40,402,870	85,051,315	69,456,939	8,536,767	8,676,064

F-27

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investment Funds, Inc. (continued)
	Mid-Cap Value Equity Fund		Income Fund		U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from September 7, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(706,339)	(190,364)	3,278,951	2,656,176	(534,255)	(337,308)	(1,026,265)	(716,083)	(12,214)	382	(41,852)	211
Net realized gain (loss)	1,204,737	1,651,495	1,135,392	(294,093)	(3,036,955)	108,193	(5,199,369)	371,048	(139,351)	(1,303)	(20,031)	661
Unrealized appreciation (depreciation) on investments	(7,202,105)	2,214,711	(606,614)	2,124,354	(4,418,280)	(4,004,706)	(4,192,867)	(7,604,056)	(109,710)	2,845	707,039	20,760
Capital gain distributions	5,748,762	3,455,693	—	—	309,317	3,130,459	2,401,767	3,960,555	—	—	548,300	—

Increase (decrease) in net assets from operations	(954,945)	7,131,535	3,807,729	4,486,437	(7,680,173)	(1,103,362)	(8,016,734)	(3,988,536)	(261,275)	1,924	1,193,456	21,632

From capital transactions:
Net premiums	24,612,394	15,459,789	2,606,095	6,124,136	12,218,130	19,718,034	14,264,418	28,726,468	6,800,445	180,257	10,214,695	208,441
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(654,443)	(395,169)	(867,978)	(372,883)	(682,275)	(801,770)	(455,231)	(584,762)	(16,286)	—	(47,355)	—
Surrenders	(8,675,913)	(6,032,126)	(8,615,763)	(5,195,117)	(3,425,533)	(2,230,307)	(3,977,140)	(2,359,784)	(118,765)	(156)	(166,929)	(2,062)
Cost of insurance and administrative expense (note 4)	(106,400)	(57,184)	(78,405)	(47,847)	(65,664)	(35,435)	(53,347)	(23,454)	(162)	—	(352)	—
Transfer gain (loss) and transfer fees	(17,475)	(51,581)	(12,779)	(65,188)	(4,871)	(102,008)	(32,624)	(210,527)	(6,310)	(310)	(4,031)	(95)
Capital Contribution	(60,748)	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	9,259,849	8,049,992	2,050,352	3,780,622	6,552,859	8,019,690	5,459,372	8,688,279	2,311,238	19,556	3,659,508	11,167
Interfund transfers	37,715,483	2,965,830	35,394,056	3,049,984	10,432,286	5,570,334	7,717,900	9,710,050	28,330	—	5,102,428	—

Increase (decrease) in net assets from capital transactions	62,011,999	19,939,551	30,475,578	7,273,707	25,024,932	30,138,538	22,923,348	43,946,270	8,998,490	199,347	18,757,964	217,451

Increase (decrease) in net assets	61,117,802	27,071,086	34,283,307	11,760,144	17,344,759	29,035,176	14,906,614	39,957,734	8,737,215	201,271	19,951,420	239,083
Net assets at beginning of year	101,375,498	74,304,412	56,610,178	44,850,034	68,103,779	39,068,603	67,268,930	27,311,196	201,271	—	239,083	—

Net assets at end of period	$162,493,300	101,375,498	90,893,485	56,610,178	85,448,538	68,103,779	82,175,544	67,268,930	8,938,486	201,271	20,190,503	239,083

F-28

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$5,519,963	5,002,237	(2,483,409)	(4,213,202)	(804,911)	(6,045,898)	12,325,661	13,660,678	2,229,078	2,617,992
Net realized gain (loss)	(557,873)	(1,426,644)	(11,087,954)	19,535,882	(50,964,900)	55,535,692	(8,284,890)	(5,751,459)	(1,115,630)	1,642,307
Unrealized appreciation (depreciation) on investments	16,457	116,272	(70,748,318)	(46,098,627)	(105,172,506)	(134,489,391)	(3,378,846)	(15,280,576)	(5,582,683)	(5,637,908)
Capital gain distributions	—	—	31,705,480	20,108,476	41,238,549	15,829,517	—	—	4,669,828	5,372,892

Increase (decrease) in net assets from operations	4,978,547	3,691,865	(52,614,201)	(10,667,471)	(115,703,768)	(69,170,080)	661,925	(7,371,357)	200,593	3,995,283

From capital transactions:
Net premiums	3,943,874	9,691,839	16,716,609	59,748,019	9,142,218	69,621,179	2,824,717	9,101,537	2,804,619	8,798,942
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(1,508,046)	(864,694)	(2,273,259)	(2,553,573)	(1,641,962)	(1,741,348)	(2,537,212)	(1,007,129)	(694,590)	(704,181)
Surrenders	(11,634,260)	(9,068,522)	(29,096,438)	(29,810,167)	(28,585,470)	(54,966,024)	(16,756,411)	(25,029,783)	(11,457,548)	(10,038,159)
Cost of insurance and administrative expense (note 4)	(102,505)	(70,666)	(334,224)	(281,927)	(302,570)	(462,687)	(147,431)	(146,355)	(108,360)	(99,381)
Transfer gain (loss) and transfer fees	(28,073)	(79,986)	154,986	(879,392)	420,952	(1,826,710)	(16,902)	45,502	47,790	2,261
Transfers (to) from the Guarantee Account	3,030,693	7,069,979	7,044,523	20,075,192	5,179,574	13,411,217	2,174,630	6,762,395	2,022,880	3,123,650
Interfund transfers	44,650,920	(2,002,496)	7,550,652	37,734,556	(38,875,634)	52,786,754	741,249	(15,160,553)	13,595,628	(1,616,513)

Increase (decrease) in net assets from capital transactions	38,352,603	4,675,454	(237,151)	84,032,708	(54,662,892)	76,822,381	(13,717,360)	(25,434,386)	6,114,839	(533,381)

Increase (decrease) in net assets	43,331,150	8,367,319	(52,851,352)	73,365,237	(170,366,660)	7,652,301	(13,055,435)	(32,805,743)	6,315,432	3,461,902
Net assets at beginning of year	84,833,841	76,466,522	355,034,920	281,669,683	365,985,414	358,333,113	134,672,430	167,478,173	84,299,196	80,837,294

Net assets at end of period	$128,164,991	84,833,841	302,183,568	355,034,920	195,618,754	365,985,414	121,616,995	134,672,430	90,614,628	84,299,196

F-29

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds — Class 2 Shares
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(115,470)	(2,379)	(140,189)	(3,937)
Net realized gain (loss)	(331,636)	(5,305)	(227,812)	(23,388)
Unrealized appreciation (depreciation) on investments	135,259	1,512	(433,474)	(57,461)
Capital gain distributions	275,501	—	—	—

Increase (decrease) in net assets from operations	(36,346)	(6,172)	(801,475)	(84,786)

From capital transactions:
Net premiums	12,621,837	900,489	12,067,940	1,367,356
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(24,193)	—	(80,339)	—
Surrenders	(256,596)	(5,167)	(358,506)	(6,856)
Cost of insurance and administrative expense (note 4)	(651)	—	(941)	—
Transfer gain (loss) and transfer fees	2,171	90	(8,947)	177,875
Transfers (to) from the Guarantee Account	5,776,773	58,479	7,740,856	319,676
Interfund transfers	890,248	33,498	786,289	(76,789)

Increase (decrease) in net assets from capital transactions	19,009,589	987,389	20,146,352	1,781,262

Increase (decrease) in net assets	18,973,243	981,217	19,344,877	1,696,476
Net assets at beginning of year	981,217	—	1,696,476	—

Net assets at end of period	$19,954,460	981,217	21,041,353	1,696,476

F-30

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund						Variable Insurance Products Fund II
	Equity-Income Portfolio		Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,276,329	2,824,466	(6,971,859)	(8,976,031)	3,449,594	241,403	10,503,443	9,715,278	(2,503,699)	(5,711,237)
Net realized gain (loss)	1,178,829	13,511,052	(42,421,956)	43,916,327	(18,275,549)	(2,901,355)	(7,621,838)	9,628,050	(13,723,185)	18,832,496
Unrealized appreciation (depreciation) on investments	(75,592,678)	(18,523,201)	(117,986,402)	(203,701,580)	(11,403,525)	(31,389,426)	(27,713,515)	(75,223,151)	(69,893,964)	(124,566,797)
Capital gain distributions	30,207,242	42,686,468	42,968,241	74,486,477	7,145,580	11,390,996	5,395,185	34,925,087	13,516,916	66,140,474

Increase (decrease) in net assets from operations	(41,930,278)	40,498,785	(124,411,976)	(94,274,807)	(19,083,900)	(22,658,382)	(19,436,725)	(20,954,736)	(72,603,932)	(45,305,064)

From capital transactions:
Net premiums	13,482,354	29,044,681	15,442,813	116,182,870	3,258,924	11,672,112	2,747,180	13,436,965	8,964,960	80,497,330
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(5,351,252)	(4,817,747)	(4,540,521)	(4,586,633)	(358,341)	(688,405)	(2,199,971)	(3,112,604)	(3,332,230)	(2,330,087)
Surrenders	(75,266,482)	(77,427,473)	(58,135,804)	(89,018,584)	(11,801,792)	(19,877,774)	(60,060,644)	(86,541,341)	(38,653,688)	(47,628,051)
Cost of insurance and administrative expense (note 4)	(663,726)	(660,416)	(678,066)	(775,185)	(115,760)	(171,370)	(660,441)	(889,216)	(460,392)	(445,079)
Transfer gain (loss) and transfer fees	15,429	(115,750)	141,103	(1,080,619)	175,065	(1,382,526)	6,302	(27,248)	187,230	(8,762,534)
Transfers (to) from the Guarantee Account	5,636,571	19,866,829	11,551,305	36,567,616	970,603	3,280,561	891,816	7,050,447	7,774,752	33,041,730
Interfund transfers	32,329,189	(43,608,725)	(40,706,964)	28,709,583	(7,775,715)	(1,908,338)	(8,725,157)	(20,530,181)	(33,044,396)	5,787,334

Increase (decrease) in net assets from capital transactions	(29,817,917)	(77,718,601)	(76,926,134)	85,999,048	(15,647,016)	(9,075,740)	(68,000,915)	(90,613,178)	(58,563,764)	60,160,643

Increase (decrease) in net assets	(71,748,195)	(37,219,816)	(201,338,110)	(8,275,759)	(34,730,916)	(31,734,122)	(87,437,640)	(111,567,914)	(131,167,696)	14,855,579
Net assets at beginning of year	653,526,987	690,746,803	664,860,747	673,136,506	97,871,266	129,605,388	364,898,368	476,466,282	536,388,646	521,533,067

Net assets at end of period	$581,778,792	653,526,987	463,522,637	664,860,747	63,140,350	97,871,266	277,460,728	364,898,368	405,220,950	536,388,646

F-31

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund III
	Growth & Income Portfolio		Growth Opportunities Portfolio		Mid Cap Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from September 21, 2000 to December 31, 2000
	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(143,227)	(499,119)	(685,010)	(123,662)	(39)	4
Net realized gain (loss)	(6,226,662)	(45,404)	(9,104,519)	(1,855,073)	(373)	—
Unrealized appreciation (depreciation) on investments	(14,385,625)	(14,786,076)	(3,715,865)	(22,990,080)	462	83
Capital gain distributions	5,695,008	8,810,533	—	6,180,953	—	—

Increase (decrease) in net assets from operations	(15,060,506)	(6,520,066)	(13,505,394)	(18,787,862)	50	87

From capital transactions:
Net premiums	5,877,531	27,032,315	2,591,363	14,411,382	1,270	945
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(1,424,095)	(785,394)	(464,333)	(559,722)	—	—
Surrenders	(8,824,078)	(7,938,284)	(4,262,235)	(6,473,880)	(81)	—
Cost of insurance and administrative expense (note 4)	(130,627)	(104,471)	(77,633)	(75,950)	—	—
Transfer gain (loss) and transfer fees	19,770	(208,172)	(7,602)	(217,427)	14	(7)
Transfers (to) from the Guarantee Account	4,980,806	17,374,450	778,037	8,008,572	—	—
Interfund transfers	690,658	(8,077,157)	(14,455,911)	(9,324,271)	18,248	1,253

Increase (decrease) in net assets from capital transactions	1,189,965	27,293,287	(15,898,314)	5,768,704	19,451	2,191

Increase (decrease) in net assets	(13,870,541)	20,773,221	(29,403,708)	(13,019,158)	19,501	2,278
Net assets at beginning of year	140,982,359	120,209,138	87,708,927	100,728,085	2,278	—

Net assets at end of period	$127,111,818	140,982,359	58,305,219	87,708,927	21,779	2,278

F-32

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2
	Equity-Income Portfolio		Growth Portfolio		Contrafund Portfolio
	Year ended December 31, 2001	Period from August 1, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(192,979)	(3,756)	(218,776)	(8,679)	(182,885)	(7,510)
Net realized gain (loss)	(315,764)	5,134	(624,990)	(37,243)	(204,654)	(19,931)
Unrealized appreciation (depreciation) on investments	(122,220)	62,429	(1,026,349)	(241,124)	(632,281)	(28,391)
Capital gain distributions	101,121	—	268,325	—	121,429	—

Increase (decrease) in net assets from operations	(529,842)	63,807	(1,601,790)	(287,046)	(898,391)	(55,832)

From capital transactions:
Net premiums	22,344,669	1,333,182	18,991,410	3,018,407	18,046,670	2,943,391
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(146,412)	—	(73,208)	(36,317)	1,731	—
Surrenders	(646,452)	(6,346)	(508,006)	(8,925)	(502,559)	(22,491)
Cost of insurance and administrative expense (note 4)	(854)	—	(1,696)	—	(1,351)	—
Transfer gain (loss) and transfer fees	5,779	(2,869)	(22,131)	(4,900)	(2,059)	(3,844)
Transfers (to) from the Guarantee Account	9,935,895	142,984	8,582,547	355,809	5,490,782	414,773
Interfund transfers	1,050,166	129,048	972,665	47,550	776,426	64,241

Increase (decrease) in net assets from capital transactions	32,542,791	1,595,999	27,941,581	3,371,624	23,809,640	3,396,070

Increase (decrease) in net assets	32,012,949	1,659,806	26,339,791	3,084,578	22,911,249	3,340,238
Net assets at beginning of year	1,659,806	—	3,084,578	—	3,340,238	—

Net assets at end of period	$33,672,755	1,659,806	29,424,369	3,084,578	26,251,487	3,340,238

F-33

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund III — Service Class 2
	Growth & Income Portfolio		Mid Cap Portfolio
	Year ended December 31, 2001	Period from July 26, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 11, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(72,118)	(3,630)	(243,786)	1,936
Net realized gain (loss)	(171,603)	(13,831)	(75,666)	(6,137)
Unrealized appreciation (depreciation) on investments	(98,935)	(18,530)	1,182,536	113,983
Capital gain distributions	84,378	—	—	—

Increase (decrease) in net assets from operations	(258,278)	(35,991)	863,084	109,782

From capital transactions:
Net premiums	7,777,890	1,339,564	17,365,942	2,645,431
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(24,619)	—	(138,580)	—
Surrenders	(294,513)	(3,145)	(438,357)	(15,144)
Cost of insurance and administrative expense (note 4)	(383)	—	(1,588)	—
Transfer gain (loss) and transfer fees	1,307	(1,546)	6,368	(7,924)
Transfers (to) from the Guarantee Account	3,018,193	72,388	10,171,338	352,023
Interfund transfers	1,199,190	44,357	1,267,541	47,939

Increase (decrease) in net assets from capital transactions	11,677,065	1,451,618	28,232,664	3,022,325

Increase (decrease) in net assets	11,418,787	1,415,627	29,095,748	3,132,107
Net assets at beginning of year	1,415,627	—	3,132,107	—

Net assets at end of period	$12,834,414	1,415,627	32,227,855	3,132,107

F-34

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Federated Insurance Series								Federated Insurance Series — Service Shares
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from August 15, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 8, 2000 to December 31, 20600
	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(64,206)	(476,088)	5,203,561	4,745,880	1,070,377	949,069	(17,258)	(295)	74,705	(995)
Net realized gain (loss)	(1,144,469)	(489,663)	(8,341,037)	(3,675,304)	(2,745,661)	165,708	7,681	(5,800)	(31,976)	(9,685)
Unrealized appreciation (depreciation) on investments	(5,763,692)	(715,898)	3,591,100	(7,353,864)	(6,865,095)	(8,635,890)	(123,378)	(1,730)	(127,498)	(3,199)
Capital gain distributions	626,171	2,763,969	—	—	—	1,180,071	—	—	—	—

Increase (decrease) in net assets from operations	(6,346,196)	1,082,320	453,624	(6,283,288)	(8,540,379)	(6,341,042)	(132,955)	(7,825)	(84,769)	(13,879)

From capital transactions:
Net premiums	3,754,852	11,034,078	1,517,968	7,231,843	1,359,898	6,981,629	867,261	126,697	4,173,898	390,819
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(1,062,185)	(953,128)	(731,236)	(833,035)	(682,892)	(425,673)	—	—	(57,383)	—
Surrenders	(7,702,167)	(7,036,500)	(5,006,419)	(5,255,105)	(4,394,068)	(4,798,773)	(266,055)	(1,406)	(146,779)	(1,299)
Cost of insurance and administrative expense (note 4)	(109,765)	(84,831)	(52,590)	(47,029)	(54,050)	(51,488)	(10)	—	(726)	—
Transfer gain (loss) and transfer fees	(9,119)	(186,756)	(1,455)	(38,347)	13,107	(199,196)	23,768	(217)	643	703
Transfers (to) from the Guarantee Account	2,135,155	6,923,285	1,768,565	5,130,885	1,773,509	5,148,543	488,719	2,509	2,210,134	50,025
Interfund transfers	8,473,822	(7,892,946)	(145,296)	(5,877,661)	(1,454,651)	(2,027,087)	247,616	(32,379)	791,468	—

Increase (decrease) in net assets from capital transactions	5,480,593	1,803,202	(2,650,463)	311,551	(3,439,147)	4,627,955	1,361,299	95,204	6,971,255	440,248

Increase (decrease) in net assets	(865,603)	2,885,522	(2,196,839)	(5,971,737)	(11,979,526)	(1,713,087)	1,228,344	87,379	6,886,486	426,369
Net assets at beginning of year	103,866,636	100,981,114	61,181,949	67,153,686	57,607,863	59,320,950	87,379	—	426,369	—

Net assets at end of period	$103,001,033	103,866,636	58,985,110	61,181,949	45,628,337	57,607,863	1,315,723	87,379	7,312,855	426,369

F-35

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Alger American Fund				PBHG Insurance Series Fund, Inc.
	Small Capitalization Portfolio		LargeCap Growth Portfolio		PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,484,180)	(2,365,879)	(3,926,045)	(5,404,634)	(698,992)	(647,896)	(525,423)	(828,457)
Net realized gain (loss)	(61,207,246)	(13,564,336)	(42,931,677)	12,399,667	(7,080,467)	4,923,187	(38,829,351)	7,169,087
Unrealized appreciation (depreciation) on investments	17,664,751	(104,785,153)	(47,996,826)	(126,629,614)	(11,211,227)	(14,212,318)	15,093,725	(28,965,467)
Capital gain distributions	—	63,049,078	42,682,659	49,596,493	—	1,489,256	—	1,332,107

Increase (decrease) in net assets from operations	(45,026,675)	(57,666,290)	(52,171,889)	(70,038,088)	(18,990,686)	(8,447,771)	(24,261,049)	(21,292,730)

From capital transactions:
Net premiums	3,991,956	43,273,829	10,885,327	94,876,142	3,134,205	14,020,989	1,712,799	15,812,918
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(685,700)	(681,256)	(2,849,666)	(2,722,335)	(487,213)	(169,019)	(150,406)	(312,980)
Surrenders	(7,799,646)	(11,283,784)	(23,692,973)	(23,426,161)	(3,581,628)	(3,050,788)	(3,117,409)	(4,817,933)
Cost of insurance and administrative expense (note 4)	(107,603)	(117,397)	(314,849)	(265,904)	(54,308)	(32,221)	(46,788)	(45,635)
Transfer gain (loss) and transfer fees	(107,032)	(400,586)	(149,684)	(837,839)	44,591	(56,520)	116,250	(191,764)
Transfers (to) from the Guarantee Account	3,111,557	12,959,642	7,695,023	33,282,694	5,185,091	11,734,832	3,559,047	10,753,811
Interfund transfers	(4,985,946)	15,469,460	(25,001,077)	16,715,718	(1,805,855)	22,671,141	(6,752,020)	26,319,989

Increase (decrease) in net assets from capital transactions	(6,582,414)	59,219,908	(33,427,899)	117,622,315	2,434,883	45,118,414	(4,678,527)	47,518,406

Increase (decrease) in net assets	(51,609,089)	1,553,618	(85,599,788)	47,584,227	(16,555,803)	36,670,643	(28,939,576)	26,225,676
Net assets at beginning of year	145,612,131	144,058,513	370,198,150	322,613,923	59,874,299	23,203,656	58,873,927	32,648,251

Net assets at end of period	$94,003,042	145,612,131	284,598,362	370,198,150	43,318,496	59,874,299	29,934,351	58,873,927

F-36

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series
	Aggressive Growth Portfolio		Growth Portfolio		Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,844,120)	(9,288,294)	(8,432,357)	(10,945,716)	(8,591,062)	(13,431,107)	(915,915)	(2,592,084)	1,291,846	327,776
Net realized gain (loss)	(128,912,280)	71,239,829	(54,089,115)	54,561,971	(42,755,845)	102,321,143	(10,845,801)	14,349,077	1,049,200	(665,109)
Unrealized appreciation (depreciation) on investments	(67,252,755)	(400,491,830)	(131,956,939)	(259,004,529)	(167,495,927)	(376,506,650)	(34,904,569)	(94,048,596)	140,773	961,252
Capital gain distributions	—	78,125,643	1,446,229	67,928,705	1,639,605	89,963,724	7,596,286	59,830,783	2,195,762	2,466,992

Increase (decrease) in net assets from operations	(201,009,155)	(260,414,652)	(193,032,182)	(147,459,569)	(217,203,229)	(197,652,890)	(39,069,999)	(22,460,820)	4,677,581	3,090,911

From capital transactions:
Net premiums	12,567,867	197,345,805	16,476,743	193,495,217	16,168,770	174,564,189	22,047,059	123,102,774	3,270,639	37,151,608
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(2,667,487)	(3,509,063)	(5,583,698)	(4,926,021)	(5,896,892)	(5,459,425)	(5,919,333)	(4,760,289)	(1,530,321)	(842,682)
Surrenders	(25,666,712)	(59,139,579)	(54,232,683)	(70,508,863)	(66,935,292)	(86,534,017)	(50,896,580)	(42,189,339)	(12,774,869)	(15,618,541)
Cost of insurance and administrative expense (note 4)	(344,736)	(493,844)	(668,839)	(679,308)	(771,461)	(893,911)	(588,251)	(463,908)	(159,792)	(154,048)
Transfer gain (loss) and transfer fees	673,055	5,216,823	292,578	(1,231,926)	461,777	(9,879,153)	(14,895)	(593,547)	6,604,059	(18,033,837)
Transfers (to) from the Guarantee Account	11,845,667	52,903,552	11,871,567	58,977,532	14,668,367	58,147,214	23,230,251	76,927,470	1,920,176	7,986,169
Interfund transfers	(53,142,695)	61,614,601	(73,056,919)	49,204,290	(97,053,888)	25,677,312	(10,008,050)	27,050,721	14,866,872	(101,947)

Increase (decrease) in net assets from capital transactions	(56,735,041)	253,938,295	(104,901,251)	224,330,921	(139,358,619)	155,622,209	(22,149,799)	179,073,882	12,196,764	10,386,722

Increase (decrease) in net assets	(257,744,196)	(6,476,357)	(297,933,433)	76,871,352	(356,561,848)	(42,030,681)	(61,219,798)	156,613,062	16,874,345	13,477,633
Net assets at beginning of year	509,032,232	515,508,589	767,048,348	690,176,996	945,825,823	987,856,504	616,840,318	460,227,256	69,930,074	56,452,441

Net assets at end of period	$251,288,036	509,032,232	469,114,915	767,048,348	589,263,975	945,825,823	555,620,520	616,840,318	86,804,419	69,930,074

F-37

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	International Growth Portfolio		Capital Appreciation Portfolio		Equity Income Portfolio		High Yield Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from September 8, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 10, 2000 to December 31, 2000
	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,188,664)	(2,802,700)	(3,656,023)	(4,448,723)	(12)	(3)	(5)	44
Net realized gain (loss)	(55,891,277)	40,926,185	(39,949,820)	27,742,167	(58)	(7)	(38)	(1)
Unrealized appreciation (depreciation) on investments	(3,142,749)	(107,099,330)	(59,003,007)	(132,556,476)	(196)	(91)	56	(56)
Capital gain distributions	1,324,240	12,849,769	2,703,264	3,745,856	65	—	—	—

Increase (decrease) in net assets from operations	(59,898,450)	(56,126,076)	(99,905,586)	(105,517,176)	(201)	(101)	13	(13)

From capital transactions:
Net premiums	8,346,854	106,191,793	11,845,790	152,312,346	1,106	75	75	100
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(2,062,702)	(1,881,554)	(4,328,011)	(2,472,220)	—	—	—	—
Surrenders	(19,243,246)	(20,130,584)	(21,834,514)	(25,674,759)	—	—	(1,184)	—
Cost of insurance and administrative expense (note 4)	(300,502)	(269,986)	(373,295)	(314,936)	—	—	—	—
Transfer gain (loss) and transfer fees	4,850,602	(11,322,545)	446,223	(524,073)	9	2	4	2
Transfers (to) from the Guarantee Account	7,089,642	24,152,127	7,939,759	45,426,006	—	—	—	—
Interfund transfers	(24,679,255)	25,567,012	(50,934,230)	8,800,317	479	1,004	—	1,003

Increase (decrease) in net assets from capital transactions	(25,998,607)	122,306,263	(57,238,278)	177,552,681	1,594	1,081	(1,105)	1,105

Increase (decrease) in net assets	(85,897,057)	66,180,187	(157,143,864)	72,035,505	1,393	980	(1,092)	1,092
Net assets at beginning of year	250,380,114	184,199,927	441,612,387	369,576,882	980	—	1,092	—

Net assets at end of period	$164,483,057	250,380,114	284,468,523	441,612,387	2,373	980	0	1,092

F-38

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Year ended December 31, 2001	Period from May 2, 2000 to December 31, 2000	Year ended December 31, 2001	Period from May 2, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(383,983)	(185,505)	(343,548)	(22,665)	(135,329)	(12,706)	(222,658)	(15,537)
Net realized gain (loss)	(4,117,954)	471,691	(10,473,844)	(1,660,779)	(1,568,985)	(125,677)	(1,313,020)	(88,725)
Unrealized appreciation (depreciation) on investments	(2,286,189)	1,191,779	(2,173,041)	(8,668,137)	(2,037,458)	(845,885)	(2,594,017)	(596,533)
Capital gain distributions	—	—	152,466	—	—	2,170	30,785	3,362

Increase (decrease) in net assets from operations	(6,788,126)	1,477,965	(12,837,967)	(10,351,581)	(3,741,772)	(982,098)	(4,098,910)	(697,433)

From capital transactions:
Net premiums	5,752,477	10,785,299	6,741,992	17,451,454	8,236,263	4,317,354	15,166,179	5,636,434
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(283,260)	(139,693)	(348,231)	(320,658)	(8,222)	—	(146,432)	(7,246)
Surrenders	(1,356,036)	(498,034)	(1,213,325)	(697,649)	(326,354)	(16,007)	(691,826)	(18,700)
Cost of insurance and administrative expense (note 4)	(23,549)	(7,928)	(19,514)	(4,882)	(1,706)	—	(3,082)	—
Transfer gain (loss) and transfer fees	(19,319)	(16,792)	1,075	(4,735)	(49,670)	(180,308)	(82,351)	(5,167)
Transfers (to) from the Guarantee Account	3,731,403	2,687,103	4,106,972	3,792,018	5,231,531	658,092	6,178,668	415,910
Interfund transfers	(10,817,081)	23,841,367	2,544,761	13,850,355	(123,650)	129,985	556,219	28,944

Increase (decrease) in net assets from capital transactions	(3,015,365)	36,651,322	11,813,730	34,065,903	12,958,192	4,909,116	20,977,375	6,050,175

Increase (decrease) in net assets	(9,803,491)	38,129,287	(1,024,237)	23,714,322	9,216,420	3,927,018	16,878,465	5,352,742
Net assets at beginning of year	38,129,287	—	23,714,322	—	3,927,018	—	5,352,742	—

Net assets at end of period	$28,325,796	38,129,287	22,690,085	23,714,322	13,143,438	3,927,018	22,231,207	5,352,742

F-39

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series — Service Shares (continued)
	Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio		Balanced Portfolio
	Year ended December 31, 2001	Period from July 26, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(154,278)	6,110	(208,827)	(14,871)	(95,867)	(1,193)	33,635	9,749
Net realized gain (loss)	(848,263)	(77,233)	(603,314)	(81,037)	(322,660)	(32,754)	(327,259)	(17,256)
Unrealized appreciation (depreciation) on investments	(1,843,183)	(433,290)	(2,275,379)	(521,637)	(424,899)	(156,043)	(819,787)	(86,958)
Capital gain distributions	86,152	61	29,300	2,787	41,249	395	203,512	1,488

Increase (decrease) in net assets from operations	(2,759,572)	(504,352)	(3,058,220)	(614,758)	(802,177)	(189,595)	(909,899)	(92,977)

From capital transactions:
Net premiums	11,382,711	5,481,003	14,176,599	5,220,452	7,352,333	1,964,826	31,036,345	4,139,314
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(64,750)	(18,006)	(24,924)	(30,712)	(58,683)	—	(256,745)	—
Surrenders	(461,031)	(20,312)	(394,836)	(22,523)	(237,405)	(6,122)	(1,230,543)	(9,358)
Cost of insurance and administrative expense (note 4)	(1,618)	—	(2,815)	—	(997)	—	(2,865)	—
Transfer gain (loss) and transfer fees	(7,111)	(7,827)	61,757	(7,185)	6,973	(5,038)	(44,362)	6,263
Transfers (to) from the Guarantee Account	5,854,195	423,430	8,750,091	879,825	4,300,787	415,549	17,567,019	466,561
Interfund transfers	(723,767)	23,351	(235,912)	142,903	(869,724)	(86,873)	827,954	124,765

Increase (decrease) in net assets from capital transactions	15,978,629	5,881,639	22,329,960	6,182,760	10,493,284	2,282,342	47,896,803	4,727,545

Increase (decrease) in net assets	13,219,057	5,377,287	19,271,740	5,568,002	9,691,107	2,092,747	46,986,904	4,634,568
Net assets at beginning of year	5,377,287	—	5,568,002	—	2,092,747	—	4,634,568	—

Net assets at end of period	$18,596,344	5,377,287	24,839,742	5,568,002	11,783,854	2,092,747	51,621,472	4,634,568

F-40

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust				Salomon Brother Variable Series Funds Inc
	Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(167,906)	(139,180)	(443,535)	63,310	790,638	655,019	(388,288)	68,848	142,593	153,647
Net realized gain (loss)	(668,820)	46,957	4,328,423	449,393	179,257	(26,890)	(2,465,542)	295,242	(36,171)	12,080
Unrealized appreciation (depreciation) on investments	(1,110,839)	(787,438)	(883,608)	8,304,706	14,477	(95,423)	(2,069,678)	65,351	(308,694)	195,015
Capital gain distributions	—	—	6,646,154	1,591,378	—	—	770,641	1,091,072	—	—

Increase (decrease) in net assets from operations	(1,947,565)	(879,661)	9,647,434	10,408,787	984,372	532,706	(4,152,867)	1,520,513	(202,272)	360,742

From capital transactions:
Net premiums	1,741,948	5,488,174	11,496,311	11,688,767	1,923,618	4,853,560	7,624,117	9,082,204	1,829,377	2,362,422
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(108,194)	(77,500)	(754,001)	(92,840)	(61,984)	(93,758)	(473,319)	(9,268)	(21,922)	(52,792)
Surrenders	(809,111)	(891,998)	(9,326,605)	(1,586,680)	(1,563,775)	(673,689)	(5,278,858)	(715,457)	(412,372)	(341,058)
Cost of insurance and administrative expense (note 4)	(14,833)	(9,213)	(115,353)	(19,420)	(19,074)	(4,640)	(62,388)	(5,632)	(10,127)	(3,821)
Transfer gain (loss) and transfer fees	(6,888)	(21,844)	(821,735)	(165,765)	(5,276)	15,819	63,382	(96,558)	2,510	96
Transfers (to) from the Guarantee Account	645,079	1,282,884	3,365,746	3,092,219	923,990	1,475,770	2,021,064	1,171,182	518,768	956,626
Interfund transfers	2,531,099	1,019,672	60,178,334	34,303,642	11,948,809	1,747,930	27,066,248	22,724,325	6,119,969	1,103,825

Increase (decrease) in net assets from capital transactions	3,979,100	6,790,175	64,022,697	47,219,923	13,146,308	7,320,992	30,960,246	32,150,796	8,026,203	4,025,298

Increase (decrease) in net assets	2,031,535	5,910,514	73,670,131	57,628,710	14,130,680	7,853,698	26,807,379	33,671,309	7,823,931	4,386,040
Net assets at beginning of year	16,109,204	10,198,690	74,142,206	16,513,496	13,181,698	5,328,000	37,463,216	3,791,907	7,636,739	3,250,699

Net assets at end of period	$18,140,739	16,109,204	147,812,337	74,142,206	27,312,378	13,181,698	64,270,595	37,463,216	15,460,670	7,636,739

F-41

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund		AIM V.I. Aggressive Growth Fund		AIM V.I. New Technology Fund		AIM V.I. Growth Fund
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 16, 2000 to December 31, 2000	Year ended December 31, 2001	Period from September 8, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 20, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(121,951)	(6,725)	(27)	(4)	1,050	(6)	(59,266)	(5,142)
Net realized gain (loss)	(1,143,306)	(39,485)	(420)	54	(777)	(186)	(534,407)	(46,880)
Unrealized appreciation (depreciation) on investments	(1,045,492)	(362,655)	566	(160)	(25,931)	(1,213)	(1,004,200)	(279,588)
Capital gain distributions	1,247,366	53,685	—	—	28,977	305	—	61,649

Increase (decrease) in net assets from operations	(1,063,383)	(355,180)	119	(110)	3,319	(1,100)	(1,597,873)	(269,961)

From capital transactions:
Net premiums	7,471,475	2,230,924	8,000	175	22,926	1,200	5,358,567	2,106,482
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(36,696)	—	—	—	—	—	(21,600)	—
Surrenders	(340,630)	(11,466)	(861)	—	(42)	—	(168,771)	(10,272)
Cost of insurance and administrative expense (note 4)	(1,216)	—	—	—	—	—	(905)	—
Transfer gain (loss) and transfer fees	122,975	(10,783)	6	2	6	2	22,447	(9,760)
Transfers (to) from the Guarantee Account	5,577,828	299,264	—	—	—	—	2,805,429	207,279
Interfund transfers	1,874,285	34,858	501	1,199	25,138	1,998	(625,247)	14,235

Increase (decrease) in net assets from capital transactions	14,668,021	2,542,797	7,646	1,376	48,028	3,200	7,369,920	2,307,964

Increase (decrease) in net assets	13,604,638	2,187,617	7,765	1,266	51,347	2,100	5,772,047	2,038,003
Net assets at beginning of year	2,187,617	—	1,266	—	2,100	—	2,038,003	—

Net assets at end of period	$15,792,255	2,187,617	9,031	1,266	53,447	2,100	7,810,050	2,038,003

F-42

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds
	AIM V.I. Value Fund		AIM V.I. Capital Development Fund		AIM V.I. Growth and Income Fund		AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 24, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 24, 2000 to December 31, 2000	Period from January 4, 2001 to December 31, 2001	Period from March 19, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(233,771)	(5,829)	(15)	—	(13)	—	(3)	226
Net realized gain (loss)	(596,280)	(90,467)	(124)	(3)	(375)	(21)	(1,843)	—
Unrealized appreciation (depreciation) on investments	(1,850,658)	(196,393)	25	—	5	—	586	49
Capital gain distributions	653,741	125,375	—	—	—	—	98	—

Increase (decrease) in net assets from operations	(2,026,968)	(167,314)	(114)	(3)	(383)	(21)	(1,162)	275

From capital transactions:
Net premiums	20,782,363	4,511,000	—	—	168	—	832	800
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(277,345)	(34,914)	—	—	—	—	—	—
Surrenders	(443,729)	(31,891)	—	—	0	—	(49)	—
Cost of insurance and administrative expense (note 4)	(2,337)	—	—	—	—	—	—	—
Transfer gain (loss) and transfer fees	891,144	7,378	1	—	7	—	7	1
Transfers (to) from the Guarantee Account	10,329,067	402,397	—	—	—	—	—	—
Interfund transfers	91,277	13,541	5,015	3	478	21	1,422	8,012

Increase (decrease) in net assets from capital transactions	31,370,440	4,867,511	5,016	3	653	21	2,212	8,813

Increase (decrease) in net assets	29,343,472	4,700,197	4,902	—	270	—	1,050	9,088
Net assets at beginning of year	4,700,197	—	—	—	—	—	—	—

Net assets at end of period	$34,043,669	4,700,197	4,902	—	270	—	1,050	9,088

F-43

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utility Series
	Year ended December 31, 2001	Period from July 27, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 18, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 17, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000
Increase (decrease) in net assets From operations:
Net investment income (expense)	$(136,537)	(7,769)	(65,109)	(1,192)	(78,849)	(1,965)	9,759	(1,924)
Net realized gain (loss)	(412,945)	(40,271)	(97,333)	(4,767)	(137,496)	(15,215)	(353,704)	(4,009)
Unrealized appreciation (depreciation) on investments	(1,370,533)	(186,904)	(390,183)	(4,793)	355,566	6,958	(2,386,030)	17,979
Capital gain distributions	54,391	—	51,546	—	83,336	—	330,862	—

Increase (decrease) in net assets from operations	(1,865,624)	(234,944)	(501,079)	(10,752)	222,557	(10,222)	(2,399,113)	12,046

From capital transactions:
Net premiums	10,875,980	2,706,193	5,938,657	572,314	6,274,976	839,758	9,014,258	737,514
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(705)	(7,452)	(18,437)	—	(16,562)	—	(23,607)	—
Surrenders	(400,851)	(9,830)	(125,283)	(1,188)	(182,335)	(3,335)	(212,131)	(1,207)
Cost of insurance and administrative expense (note 4)	(872)	—	(589)	—	(760)	—	(600)	—
Transfer gain (loss) and transfer fees	24,473	(1,937)	23,904	804	1,749	(1,201)	7,628	307
Transfers (to) from the Guarantee Account	4,756,052	283,451	4,833,855	41,319	3,536,289	187,488	6,550,056	238,106
Interfund transfers	(160,054)	7,500	(11,355)	21,339	686,745	(296)	178,892	32,599

Increase (decrease) in net assets from capital transactions	15,094,023	2,977,925	10,640,752	634,588	10,300,102	1,022,414	15,514,496	1,007,319

Increase (decrease) in net assets	13,228,399	2,742,981	10,139,673	623,836	10,522,659	1,012,192	13,115,383	1,019,365
Net assets at beginning of year	2,742,981	—	623,836	—	1,012,192	—	1,019,365	—

Net assets at end of period	$15,971,380	2,742,981	10,763,509	623,836	11,534,851	1,012,192	14,134,748	1,019,365

F-44

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Dreyfus
	Dreyfus Investment Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.
	Year ended December 31, 2001	Period from August 17, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 2, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,807	188	(70,376)	2,654
Net realized gain (loss)	1,498	(211)	(142,691)	(4,600)
Unrealized appreciation (depreciation) on investments	102,039	(14,189)	(1,061,003)	(32,434)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	107,344	(14,212)	(1,274,070)	(34,380)

From capital transactions:
Net premiums	912,119	85,724	5,539,339	454,982
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	—	—	(10,553)	—
Surrenders	(20,185)	(1,205)	(40,353)	(1,717)
Cost of insurance and administrative expense (note 4)	(62)	—	(253)	—
Transfer gain (loss) and transfer fees	(30,915)	(603)	(33,278)	(173)
Transfers (to) from the Guarantee Account	347,860	61,276	1,126,130	28,388
Interfund transfers	1,775,921	—	66,787	—

Increase (decrease) in net assets from capital transactions	2,984,738	145,192	6,647,819	481,480

Increase (decrease) in net assets	3,092,082	130,980	5,373,749	447,100
Net assets at beginning of year	130,980	—	447,100	—

Net assets at end of period	$3,223,062	130,980	5,820,849	447,100

F-45

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio
	Year ended December 31, 2001	Period from October 20, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 24, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 7, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$22,461	126	295,294	3,128	302,808	3,259	553,161	11,029
Net realized gain (loss)	3,393	—	37,851	17,990	(52,876)	(2,571)	125,115	13,606
Unrealized appreciation (depreciation) on investments	9,015	(57)	(901,801)	4,992	(155,323)	(2,065)	(521,229)	4,957
Capital gain distributions	—	311	749,489	—	—	—	846,727	—

Increase (decrease) in net assets from operations	34,869	380	180,833	26,110	94,609	(1,377)	1,003,774	29,592

From capital transactions:
Net premiums	1,544,684	9,336	13,135,184	582,654	7,628,475	235,661	26,356,447	1,355,203
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(9,884)	—	(80,372)	—	(22,849)	—	(55,550)	—
Surrenders	(43,532)	—	(363,112)	(2,654)	(257,969)	(1,152)	(553,985)	(6,232)
Cost of insurance and administrative expense (note 4)	(2)	—	(1,226)	—	(144)	—	(672)	—
Transfer gain (loss) and transfer fees	28,213	(7)	101,440	(280)	71,997	107	539,868	(1,474)
Transfers (to) from the Guarantee Account	415,602	2,827	6,488,382	77,348	4,003,331	27,361	13,535,252	192,442
Interfund transfers	674,589	—	2,727,913	—	1,264,321	513	5,524,978	(4,404)

Increase (decrease) in net assets from capital transactions	2,609,670	12,156	22,008,209	657,068	12,687,162	262,490	45,346,338	1,535,535

Increase (decrease) in net assets	2,644,539	12,536	22,189,042	683,178	12,781,771	261,113	46,350,112	1,565,127
Net assets at beginning of year	12,536	—	683,178	—	261,113	—	1,565,127	—

Net assets at end of period	$2,657,075	12,536	22,872,220	683,178	13,042,884	261,113	47,915,239	1,565,127

F-46

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Alliance Variable Products Series Fund, Inc.
	OTC Fund		Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 11, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(66,950)	(5,772)	(297,148)	(3,606)	(244,816)	(12,850)	(35,451)	(1,187)
Net realized gain (loss)	(617,106)	(39,423)	(575,527)	(3,951)	(905,062)	(79,574)	(267,565)	(10,030)
Unrealized appreciation (depreciation) on investments	(896,601)	(545,912)	(817,306)	51,645	(2,097,646)	(397,329)	23,695	(17,204)
Capital gain distributions	—	19,314	775,214	—	809,253	—	117,347	—

Increase (decrease) in net assets from operations	(1,580,657)	(571,793)	(914,767)	44,088	(2,438,271)	(489,753)	(161,974)	(28,421)

From capital transactions:
Net premiums	3,397,592	2,598,026	36,549,497	1,474,889	14,294,217	5,531,325	2,282,587	386,918
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(28,289)	—	(190,368)	(20,176)	(137,550)	—	(2,767)	—
Surrenders	(154,968)	(9,084)	(725,995)	(2,804)	(437,191)	(13,361)	(44,425)	(1,833)
Cost of insurance and administrative expense (note 4)	(711)	—	(1,101)	—	(2,512)	—	(93)	—
Transfer gain (loss) and transfer fees	7,435	(2,093)	881,234	(238)	255,611	(3,636)	127,121	495
Transfers (to) from the Guarantee Account	2,020,494	335,224	20,922,680	141,518	9,759,357	589,750	1,452,601	76,137
Interfund transfers	162,820	12,190	3,362,004	18,070	(97,465)	365,321	302,716	1,452

Increase (decrease) in net assets from capital transactions	5,404,373	2,934,263	60,797,951	1,611,259	23,634,467	6,469,399	4,117,740	463,169

Increase (decrease) in net assets	3,823,716	2,362,470	59,883,184	1,655,347	21,196,196	5,979,646	3,955,766	434,748
Net assets at beginning of year	2,362,470	—	1,655,347	—	5,979,646	—	434,748	—

Net assets at end of period	$6,186,186	2,362,470	61,538,531	1,655,347	27,175,842	5,979,646	4,390,514	434,748

F-47

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Prudential Series Fund, Inc.
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Prudential Jennison Portfolio
	Period from July 9, 2001 to December 31, 2001	Period from August 6, 2001 to December 31, 2001	Period from September 17, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(477)	(66)	(151)
Net realized gain (loss)	(55)	(41)	13
Unrealized appreciation (depreciation) on investments	(2,492)	(856)	5,488
Capital gain distributions	—	—	—

Increase (decrease) in net assets from operations	(3,024)	(963)	5,350

From capital transactions:
Net premiums	86,374	18,469	34,302
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	—	—	—
Surrenders	—	(293)	—
Cost of insurance and administrative expense (note 4)	—	—	—
Transfer gain (loss) and transfer fees	(1,382)	(26)	(44)
Transfers (to) from the Guarantee Account	—	—	—
Interfund transfers	—	—	665

Increase (decrease) in net assets from capital transactions	84,992	18,150	34,923

Increase (decrease) in net assets	81,968	17,187	40,273
Net assets at beginning of year	—	—	—

Net assets at end of period	$81,968	17,187	40,273

See accompanying notes to financial statements.

F-48

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements
December 31, 2001

(1)  Description of Entity

GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series to MFS® Investors Growth Stock Series and its MFS® Growth With Income Series to MFS® Investors Trust Series. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund to AIM V.I. New Technology Fund.

Also during 2001, the Janus Aspen Series High Yield Portfolio was removed as an investment subdivision in the Account.

During May 2001, 4 new investment subdivisions were added to the Account for Type III policies (see note 2). The Equity Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Jennison International Growth Portfolio, and Prudential Jennison Portfolio each invests in a designated portfolio of the Prudential Series Fund, Inc.

In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds — Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund — Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II — Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III — Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series — Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series — Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS® Growth Series, the MFS® Growth With Income Series, the MFS® New Discovery Series, and the MFS® Utility Series each invests in a designated portfolio of the MFS® Variable Insurance Trust. The Dreyfus Investment Portfolios — Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

In April 2000, 12 new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series — Service Shares. The

F-49

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds.

All designated portfolios described above are series type mutual funds.

Contractholders may transfer cash values between the Account’s portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain contractholders elect to deposit premiums in the general account of GE Life and Annuity and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

(2)  Summary of Significant Accounting Policies

(a)  Unit Classes

There are seven unit classes included in the Account. Type I units are sold under policy forms P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154.

(b)  Investments

Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)  Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

F-50

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investment Funds, Inc.:
S&P 500® Index Fund	$236,567,752	$210,195,210
Money Market Fund	2,454,011,304	2,233,670,714
Total Return Fund	48,407,331	37,922,237
International Equity Fund	156,645,504	153,436,965
Real Estate Securities Fund	85,185,950	69,352,745
Global Income Fund	1,828,438	1,645,143
Mid-Cap Value Equity Fund	116,797,378	50,961,341
Income Fund	81,855,597	48,043,489
U.S. Equity Fund	49,367,514	24,467,958
Premier Growth Equity Fund	58,962,170	34,802,908
Value Equity Fund	12,496,946	3,595,645
Small-Cap Value Equity Fund	25,953,128	6,723,981
Oppenheimer Variable Account Funds:
Bond Fund/VA	103,031,744	57,306,583
Capital Appreciation Fund/VA	141,605,182	111,623,079
Aggressive Growth Fund/VA	149,455,928	166,106,284
High Income Fund/VA	50,833,661	52,103,820
Multiple Strategies Fund/VA	47,883,292	34,881,053
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	31,508,973	12,785,794
Main Street Growth & Income Fund/VA	22,673,688	2,861,140
Variable Insurance Products Fund:
Equity-Income Portfolio	212,849,862	208,959,547
Growth Portfolio	158,578,725	197,034,098
Overseas Portfolio	399,722,449	413,487,424
Variable Insurance Products Fund II:
Asset Manager Portfolio	42,849,736	95,606,322
Contrafund Portfolio	79,874,315	127,571,499
Variable Insurance Products Fund III:
Growth & Income Portfolio	46,084,919	39,146,858
Growth Opportunities Portfolio	16,899,414	28,807,073
Mid Cap Portfolio	36,909	17,493
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	47,784,371	15,514,360
Growth Portfolio	33,882,918	5,959,599
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	27,438,610	3,748,896
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	17,538,061	5,974,436
Mid Cap Portfolio	32,874,747	5,380,287
Federated Insurance Series:
American Leaders Fund II	41,104,956	34,929,078
High Income Bond Fund II	103,868,007	103,530,134
Utility Fund II	15,058,452	17,230,312
International Small Company Fund II	42,916,929	41,104,463

F-51

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Insurance Series — Service Shares:
High Income Bond Fund II	$14,663,078	$7,648,496
Alger American Fund:
Small Capitalization Portfolio	90,359,866	104,960,599
LargeCap Growth Portfolio	116,350,218	114,393,591
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	26,094,011	24,377,116
PBHG Growth II Portfolio	96,557,221	102,713,077
Janus Aspen Series:
Aggressive Growth Portfolio	98,606,851	160,643,838
Growth Portfolio	126,424,956	240,311,588
Worldwide Growth Portfolio	181,322,414	329,486,606
Balanced Portfolio	162,154,345	177,500,393
Flexible Income Portfolio	68,904,476	53,208,764
International Growth Portfolio	408,742,492	445,574,717
Capital Appreciation Portfolio	76,649,886	138,475,643
Equity Income Portfolio	1,959	312
High Yield Portfolio	75	1,186
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	34,249,990	37,229,201
Global Technology Portfolio	32,539,307	21,037,650
Aggressive Growth Portfolio	24,347,511	11,565,300
Growth Portfolio	30,516,042	9,836,964
Capital Appreciation Portfolio	21,944,234	6,083,379
Worldwide Growth Portfolio	29,296,708	7,223,694
International Growth Portfolio	120,251,604	105,611,977
Balanced Portfolio	64,553,648	16,706,077
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	9,685,518	5,750,871
Mid Cap Value Fund	172,185,673	102,688,722
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	26,368,516	11,087,925
Investors Fund	82,375,376	48,340,558
Total Return Fund	14,036,172	5,665,160
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	28,429,607	12,446,161
AIM V.I. Aggressive Growth Fund	8,663	1,042
AIM V.I. New Technology Fund	219,953	141,880
AIM V.I. Growth Fund	10,707,648	3,417,870
AIM V.I. Value Fund	39,920,882	8,227,412
AIM V.I. Capital Development Fund	9,915	4,913
AIM V.I. Growth and Income Fund	7,831	7,190
AIM V.I. Global Utilities Fund	15,690	13,382
AIM V.I. Government Securities Fund	9,265	224

F-52

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	17,521,329	2,515,205
MFS® Investors Trust Series	$11,765,034	$1,164,700
MFS® New Discovery Series	12,585,911	2,277,917
MFS® Utility Series	18,059,718	2,224,806
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	10,334,891	7,696,107
The Dreyfus Socially Responsible Growth Fund, Inc.	10,450,358	3,871,598
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	4,688,328	2,120,620
Long-Term U.S. Government Bond Portfolio	31,988,029	9,222,035
High Yield Bond Portfolio	18,147,688	5,338,065
Total Return Bond Portfolio	59,157,468	12,854,764
Rydex Variable Trust:
OTC Fund	7,019,793	1,687,004
Alliance Variable Products Series Fund, Inc:
Growth and Income Portfolio	70,733,666	9,372,386
Premier Growth Portfolio	29,520,901	5,101,406
Quasar Portfolio	6,310,246	2,114,186
Prudential Series Fund, Inc.:
SP Prudential U.S. Emerging Growth Portfolio	84,989	432
SP Jennison International Growth Portfolio	18,442	350
Prudential Jennison Portfolio	34,924	131

F-53

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

(4)  Related Party Transactions

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. In addition, charges are assessed to cover certain partial surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a policy. The basis points charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. The table below discloses the fees described above by unit type.

Unit Type	Distribution Expense	Surrender Charges	Administrative Expense Charges	Mortality and Expense Risk Charges
I	.20% for the first ten years following a premium payment	6% or less within six years of any premium payment	$30	1.15%
II	—	6% or less within seven years of any premium payment	$25, if account value is less than $75,000, plus .15%	1.25%
III	—	8% or less within eight years of any premium payment	$25, if account value is less than $10,000, plus .25%	1.30%
IV	—	—	$25, if account value is less than $25,000, plus .25%	1.35%
V	—	—	0.35%	0.40%
VI	—	6% or less within six years of any premium payment	$30 plus .15%	1.35%
VII	—	6% or less within six years of any premium payment	$30 plus .15%	1.55%

For Type III unit contracts, transfers from the guarantee account include approximately $27.7 and $58.8 million of payments by GE Life and Annuity in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500® Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity, Mid-Cap Value Equity and Premier Growth Equity Funds, .80% for the Small-Cap Value Equity Fund, and .55% for the U.S. Equity Fund.

(5)  Capital Transactions

The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with contractholders for each of the years or lesser periods in the two year period ended December 31, 2001 is as follows:

F-54

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	3,945	$227,062	29,524	$494,362	2,411	$91,720	1	$6
Units Redeemed	(190,013)	(10,813,162)	(3,288,192)	(54,902,105)	(95,836)	(3,606,128)	(25,891)	(577,216)
Units Exchanged	(72,968)	(124,039)	1,726,844	(155,118)	(41,064)	(40,316)	(73,785)	(5,675)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(259,036)	$(10,710,139)	(1,531,824)	$(54,562,860)	(134,489)	$(3,554,724)	(99,675)	$(582,885)

Units Purchased	2,478	120,597	11,466	194,763	990	37,513	—	—
Units Redeemed	(184,777)	(8,988,581)	(3,307,718)	(56,190,209)	(74,324)	(2,816,011)	(18,592)	(330,548)
Units Exchanged	(35,256)	(1,715,045)	2,800,699	47,577,186	23,592	893,868	(15,402)	(273,848)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(217,555)	$(10,583,030)	(495,553)	$(8,418,261)	(49,742)	$(1,884,629)	(33,994)	$(604,396)

F-55

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Global Income Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	(878)	$53,044	46	$450	2,346	$37,915	738	$7,823
Units Redeemed	15,223	(910,735)	(18,024)	(180,823)	(99,897)	(1,601,472)	(231,047)	(2,430,811)
Units Exchanged	(14,909)	(8,235)	(12,713)	(791)	(11,459)	(13,530)	(3,539)	(23,965)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(564)	$(865,927)	(30,691)	$(181,164)	(109,010)	$(1,577,087)	(233,848)	$(2,446,953)

Units Purchased	148	2,853	49	500	655	11,748	3,439	39,991
Units Redeemed	(45,295)	(876,267)	(3,609)	(37,126)	(84,583)	(1,516,669)	(192,208)	(2,235,396)
Units Exchanged	9,750	188,632	9,542	98,171	143,699	2,576,677	262,753	3,055,845

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(35,397)	$(684,782)	5,982	$61,546	59,771	$1,071,756	73,984	$860,440

F-56

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)				Oppenheimer Variable Account Funds
	U.S. Equity Fund		Premier Growth Equity Fund		Bond Fund/VA		Capital Appreciation Fund/VA
	Unis	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	895	$11,642	850	$9,920	2,739	$59,417	2,529	$171,235
Units Redeemed	(6,809)	(85,350)	(23,499)	(271,942)	(195,959)	(4,217,384)	(164,413)	(10,999,214)
Units Exchanged	96,104	(3,224)	55,247	(2,325)	(14,960)	(32,820)	6,379	(136,527)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	90,190	$(76,932)	32,598	$(264,347)	(208,180)	$(4,190,787)	(155,505)	$(10,964,506)

Units Purchased	307	3,150	3,367	23,028	497	10,882	756	43,332
Units Redeemed	(14,975)	(153,821)	(23,597)	(161,400)	(140,878)	(3,081,287)	(151,512)	(8,684,307)
Units Exchanged	(10,207)	(104,855)	13,805	94,425	103,062	2,254,166	33,229	1,904,614

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(24,875)	$(255,526)	(6,425)	$(43,947)	(37,319)	$(816,239)	(117,527)	$(6,736,361)

F-57

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)						Variable Insurance Products Fund
	Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	5,842	$494,773	4,410	$140,092	3,230	$104,285	12,748	$542,422	11,056	$820,665
Units Redeemed	(403,930)	(33,885,739)	(299,450)	(9,434,365)	(235,216)	(7,530,769)	(988,456)	(41,690,669)	(719,665)	(52,918,360)
Units Exchanged	31,718	(317,812)	(97,492)	(77,775)	(65,398)	(65,952)	(380,685)	(368,817)	(64,035)	(501,023)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(366,370)	$(33,708,778)	(392,532)	$(9,372,047)	(297,384)	$(7,492,437)	(1,356,393)	$(41,517,064)	(772,644)	$(52,598,718)

Units Purchased	3,133	151,508	2,911	90,832	955	31,286	8,604	382,089	3,873	216,200
Units Redeemed	(259,641)	(12,555,828)	(171,460)	(5,350,588)	(158,243)	(5,176,877)	(611,518)	(27,152,448)	(455,514)	(25,424,932)
Units Exchanged	(134,670)	(6,512,438)	(1,564)	(48,790)	13,215	432,313	19,551	868,073	(162,787)	(9,086,165)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(391,178)	$(18,916,758)	(170,113)	$(5,308,546)	(144,073)	$(4,713,278)	(583,363)	$(25,902,287)	(614,428)	$(34,294,897)

F-58

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund (continued)		Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	7,571	$241,479	36,673	$1,107,798	15,081	$471,259	1,926	$31,625	3,181	$46,620
Units Redeemed	(487,154)	(15,394,793)	(2,680,732)	(80,156,029)	(639,294)	(19,812,454)	(134,276)	(2,185,679)	(116,507)	(1,693,162)
Units Exchanged	(102,270)	(143,619)	(522,301)	(820,933)	(74,444)	(166,590)	(76,301)	(19,120)	(112,658)	(14,301)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(581,853)	$(15,296,932)	(3,166,360)	$(79,869,165)	(698,657)	$(19,507,785)	(208,651)	$(2,173,174)	(225,984)	$(1,660,843)

Units Purchased	1,169	27,779	14,846	410,193	3,626	95,889	675	10,080	501	5,646
Units Redeemed	(280,695)	(6,666,954)	(1,793,031)	(49,541,082)	(341,020)	(9,019,421)	(91,456)	(1,364,681)	(48,972)	(552,256)
Units Exchanged	(124,293)	(2,952,161)	(297,872)	(8,230,133)	(151,022)	(3,994,278)	27,585	411,609	(30,599)	(345,062)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(403,819)	$(9,591,336)	(2,076,057)	$(57,361,021)	(488,416)	$(12,917,810)	(63,196)	$(942,992)	(79,070)	$(891,672)

F-59

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series						Alger American Fund
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		Small Capitalization Portfolio		LargeCap Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	835	$14,319	319	$5,668	3,240	$59,429	6,120	$84,706	11,332	$291,531
Units Redeemed	(94,586)	(1,608,723)	(71,936)	(1,269,466)	(97,076)	(1,766,896)	(233,167)	(3,186,792)	(223,755)	(5,691,663)
Units Exchanged	(54,843)	(14,983)	(9,397)	(11,320)	(11,102)	(13,902)	86,263	(40,577)	(64,202)	(64,602)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(148,594)	$(1,609,387)	(81,014)	$(1,275,118)	(104,938)	$(1,721,369)	(140,784)	$(3,142,663)	(276,625)	$(5,464,735)

Units Purchased	528	8,635	1,105	16,447	1,034	16,640	1,146	10,280	2,865	53,000
Units Redeemed	(66,334)	(1,087,156)	(29,123)	(433,602)	(45,201)	(727,791)	(196,344)	(1,761,732)	(196,705)	(3,638,796)
Units Exchanged	34,776	569,957	(127,025)	(1,891,248)	(12,738)	(205,097)	(111,834)	(1,003,445)	(43,476)	(804,251)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(31,030)	$(508,564)	(155,043)	$(2,308,402)	(56,905)	$(916,248)	(307,032)	$(2,754,896)	(237,316)	$(4,390,046)

F-60

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PBHG Insurance Series Fund, Inc.				Janus Aspen Series
	PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	868	$27,151	2,883	$94,043	13,572	$691,164	26,900	$966,494
Units Redeemed	(20,094)	(614,904)	(62,738)	(2,026,654)	(402,912)	(20,291,639)	(898,626)	(31,968,683)
Units Exchanged	155,998	(13,428)	213,604	(20,099)	76,251	(227,731)	71,791	(317,759)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	136,772	$(601,181)	153,749	$(1,952,710)	(313,089)	$(19,828,206)	(799,935)	$(31,319,948)

Units Purchased	640	11,702	1,894	23,956	6,153	174,897	13,588	346,082
Units Redeemed	(41,886)	(766,584)	(77,412)	(978,615)	(250,697)	(7,125,993)	(669,164)	(17,044,025)
Units Exchanged	(34,172)	(625,432)	(30,911)	(390,766)	(213,186)	(6,059,740)	(376,738)	(9,595,741)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(75,418)	$(1,380,314)	(106,429)	$(1,345,425)	(457,730)	$(13,010,836)	(1,032,314)	$(26,293,684)

F-61

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	40,691	$1,551,318	19,265	$467,010	4,831	$15,714	(11,129)	$246,567
Units Redeemed	(926,797)	(34,907,598)	(661,691)	(15,895,972)	(127,570)	(6,447,192)	259,231	(5,007,075)
Units Exchanged	19,040	(426,392)	96,995	(144,239)	(7,253)	(64,559)	(283,946)	(69,936)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(867,066)	$(33,782,672)	(545,431)	$(15,573,200)	(129,992)	$(6,496,038)	(35,844)	$(4,830,444)

Units Purchased	10,091	331,978	7,982	179,568	(81)	21,232	347	6,720
Units Redeemed	(627,415)	(20,641,241)	(419,979)	(9,448,980)	13,665	(3,571,289)	(172,962)	(3,352,582)
Units Exchanged	(430,315)	(14,156,856)	(62,919)	(1,415,600)	(2,968)	775,624	(147,077)	(2,850,852)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,047,639)	$(34,466,118)	(474,916)	$(10,685,011)	10,616	$(2,774,434)	(319,692)	$(6,196,714)

F-62

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares				Goldman Sachs Variable Insurance Trust
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	7,035	$217,967	2,521	$27,866	1,181	$11,787	4,858	$45,066
Units Redeemed	(163,875)	(5,007,075)	(1,371)	(12,506)	(4,885)	(46,943)	(30,471)	(281,114)
Units Exchanged	(114,192)	(69,936)	319,696	(2,644)	196,023	(1,854)	16,814	(1,541)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(271,032)	$(4,859,044)	320,846	$12,716	192,319	$(37,010)	(8,799)	$(237,589)

Units Purchased	6,834	145,164	655	6,237	5,001	9,000	847	7,186
Units Redeemed	(157,840)	(3,352,582)	(17,867)	(170,167)	(43,551)	(78,377)	(11,455)	(97,306)
Units Exchanged	(126,749)	(2,692,223)	(102,729)	(978,417)	(3,176)	(5,716)	15,779	134,047

Net increase (decrease) from capital transactions with contrtactholders during the year ended December 31, 2001	(277,755)	$(5,899,641)	(119,941)	$(1,142,346)	(41,726)	$(75,093)	5,171	$43,927

F-63

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Goldman Sachs Variable Insurance Trust (continued)		Salomon Brothers Variable Series Funds, Inc
	Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	473	$5,318	148	$1,500	6	$100	47	$400
Units Redeemed	(43,089)	(481,508)	(17,332)	(174,027)	(13,784)	(200,773)	(23,079)	(193,974)
Units Exchanged	159,748	(3,598)	5,677	(931)	124,404	(1,370)	25,376	(463)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	117,132	$(479,788)	(11,507)	$(173,458)	110,626	$(202,044)	2,344	$(194,037)

Units Purchased	6,985	80,700	135	1,482	1,126	17,419	262	3,019
Units Redeemed	(143,331)	(1,655,937)	(16,348)	(180,138)	(72,213)	(1,117,432)	(1,414)	(16,333)
Units Exchanged	427,655	4,940,798	52,531	578,846	248,648	3,847,616	23,088	266,785

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	291,309	$3,365,561	36,318	$400,189	177,561	$2,747,603	21,936	$253,472

F-64

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	840,276	$48,036,897	10,838,087	$107,474,773	102,672	$3,882,213	94,226	$1,697,330
Units Redeemed	(546,831)	(31,261,217)	(5,788,747)	(57,403,516)	(121,690)	(4,601,319)	(48,305)	(870,146)
Units Exchanged	872,013	49,851,170	(6,354,311)	(63,011,868)	169,619	6,413,593	126,369	2,276,320

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,165,458	$66,626,850	(1,304,971)	$(12,940,610)	150,601	$5,694,487	172,290	$3,103,505

Units Purchased	205,417	8,797,487	995,943	16,304,531	50,980	1,802,767	21,557	307,475
Units Redeemed	(811,758)	(34,765,409)	(4,617,591)	(75,594,432)	(224,767)	(7,948,272)	(97,263)	(1,387,323)
Units Exchanged	42,687	1,828,150	8,254,272	135,130,450	243,314	8,604,131	86,651	1,235,963

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(563,654)	$(24,139,773)	4,632,624	$75,840,549	69,527	$2,458,626	10,945	$156,116

F-65

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Global Income Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	60,720	$1,100,666	11,119	$126,089	301,492	$4,653,094	122,514	$1,372,111
Units Redeemed	(78,204)	(1,417,601)	(25,033)	(283,865)	(256,018)	(3,951,266)	(247,698)	(2,774,121)
Units Exchanged	461,452	8,364,688	23,762	269,447	474,558	7,324,093	431,371	4,831,184

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	443,968	$8,047,753	9,848	$111,671	520,032	$8,025,920	306,187	$3,429,174

Units Purchased	54,583	1,217,029	2,700	39,907	130,038	2,195,607	67,697	802,746
Units Redeemed	(121,111)	(2,700,386)	(19,656)	(290,435)	(316,422)	(5,342,583)	(487,107)	(5,776,124)
Units Exchanged	220,461	4,915,572	16,311	240,998	1,008,337	17,025,138	1,862,021	22,079,887

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	153,933	$3,432,215	(645)	$(9,530)	821,953	$13,878,163	1,442,611	$17,106,508

F-66

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)				Oppenheimer Variable Account Funds
	U.S. Equity Fund		Premier Growth Equity Fund		BondFund/VA		Capital Appreciation Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	422,758	$5,265,104	538,199	$6,246,335	138,479	$2,920,472	328,072	$21,972,322
Units Redeemed	(112,125)	(1,396,428)	(92,533)	(1,073,936)	(239,077)	(5,042,053)	(295,218)	(19,771,964)
Units Exchanged	665,603	8,289,536	879,383	10,206,113	131,768	2,778,948	389,499	26,086,384

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	976,236	$12,158,212	1,325,049	$15,378,512	31,170	$657,367	422,353	$28,286,742

Units Purchased	141,595	1,650,038	53,061	659,613	62,392	1,460,206	172,350	6,041,604
Units Redeemed	(188,273)	(2,193,989)	(141,813)	(1,762,902)	(330,615)	(7,737,605)	(513,437)	(17,998,228)
Units Exchanged	719,936	8,389,604	162,333	2,017,988	1,166,313	27,296,004	288,190	10,102,348

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	673,258	$7,845,653	73,581	$914,699	898,090	$21,018,605	(52,897)	$(1,854,275)

F-67

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)						Variable Insurance Products Fund
	Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	230,852	$21,455,049	94,575	$2,913,494	81,676	$2,540,315	261,767	$10,702,261	550,437	$40,715,767
Units Redeemed	(218,505)	(20,307,574)	(528,634)	(16,285,315)	(95,093)	(2,957,630)	(952,563)	(38,945,244)	(458,787)	(33,936,417)
Units Exchanged	352,784	32,787,271	(224,329)	(6,910,772)	73,020	2,271,121	(367,760)	(15,035,723)	558,530	41,314,440

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	365,131	$33,934,745	(658,388)	$(20,282,592)	59,603	$1,853,806	(1,058,556)	$(43,278,705)	650,180	$48,093,791

Units Purchased	80,848	3,551,370	35,885	1,059,085	41,397	1,357,313	131,257	5,392,206	122,705	6,199,177
Units Redeemed	(351,991)	(15,461,857)	(396,020)	(11,687,850)	(187,284)	(6,140,625)	(1,225,456)	(50,343,228)	(598,721)	(30,247,753)
Units Exchanged	(330,688)	(14,526,102)	54,919	1,620,855	292,423	9,587,887	423,461	17,396,301	(190,777)	(9,638,200)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(601,831)	$(26,436,589)	(305,216)	$(9,007,909)	146,536	$4,804,574	(670,738)	$(27,554,722)	(666,793)	$(33,686,775)

F-68

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund (continued)		Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	76,740	$3,196,903	116,824	$3,413,340	618,320	$26,876,531	447,592	$7,524,150	388,853	$5,413,866
Units Redeemed	(114,584)	(4,773,412)	(303,745)	(8,874,800)	(621,297)	(27,005,964)	(297,730)	(5,004,935)	(298,459)	(4,155,341)
Units Exchanged	86,294	3,594,849	7,853	229,451	530,621	23,064,574	375,094	6,305,441	(357,471)	(4,976,936)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	48,450	$2,018,341	(179,068)	$(5,232,008)	527,644	$22,935,140	524,956	$8,824,656	(267,077)	$(3,718,411)

Units Purchased	26,790	580,087	31,708	836,419	128,742	3,268,004	149,772	1,741,297	62,648	706,910
Units Redeemed	(185,218)	(4,010,721)	(458,265)	(12,088,457)	(1,129,540)	(28,672,301)	(523,637)	(6,087,974)	(275,660)	(3,110,470)
Units Exchanged	(68,514)	(1,483,618)	(15,225)	(401,625)	(685,023)	(17,388,665)	185,280	2,154,124	(584,068)	(6,590,460)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(226,942)	$(4,914,252)	(441,782)	$(11,653,663)	(1,685,821)	$(42,792,962)	(188,585)	$(2,192,553)	(797,080)	$(8,994,020)

F-69

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series						Alger American Fund
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		Small Capitalization Portfolio		LargeCap Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	272,106	$4,605,737	120,842	$2,098,615	146,590	$2,761,945	717,919	$12,459,012	1,337,918	$34,879,435
Units Redeemed	(338,825)	(5,735,043)	(243,681)	(4,231,922)	(166,848)	(3,143,637)	(430,162)	(7,465,185)	(602,177)	(15,698,703)
Units Exchanged	(159,043)	(2,691,999)	(53,755)	(933,538)	80,726	1,520,988	960,439	16,667,793	1,171,805	30,548,855

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(225,762)	$(3,821,305)	(176,594)	$(3,066,845)	60,468	$1,139,297	1,248,196	$21,661,621	1,907,546	$49,729,587

Units Purchased	166,996	1,272,091	26,804	417,043	31,815	474,184	196,011	1,546,638	231,334	4,032,079
Units Redeemed	(813,036)	(6,193,318)	(241,572)	(3,758,512)	(239,832)	(3,574,529)	(688,627)	(5,433,645)	(965,907)	(16,835,516)
Units Exchanged	624,425	4,756,574	1,697	26,398	10,621	158,297	(63,502)	(501,066)	(677,763)	(11,813,240)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(21,615)	$(164,653)	(213,071)	$(3,315,071)	(197,396)	$(2,942,047)	(556,118)	$(4,388,073)	(1,412,336)	$(24,616,677)

F-70

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PBHG Insurance Series Fund, Inc.				Janus Aspen Series
	PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	487,795	$13,993,838	589,568	$15,718,876	1,201,898	$69,415,865	1,691,481	$62,376,167
Units Redeemed	(91,457)	(2,623,697)	(117,390)	(3,129,796)	(578,318)	(33,400,884)	(929,407)	(34,273,418)
Units Exchanged	1,029,285	29,528,130	1,129,155	30,105,200	1,381,326	79,778,608	1,974,521	72,813,768

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,425,623	$40,898,272	1,601,333	$42,694,279	2,004,906	$115,793,589	2,736,595	$100,916,517

Units Purchased	110,567	3,122,503	159,537	1,688,843	168,344	4,280,488	212,666	5,095,102
Units Redeemed	(118,855)	(3,356,565)	(220,669)	(2,335,988)	(607,422)	(15,444,953)	(1,351,342)	(32,375,814)
Units Exchanged	141,804	4,004,668	(264,710)	(2,802,208)	(667,603)	(16,975,234)	(1,281,148)	(30,694,096)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	133,516	$3,770,606	(325,842)	$(3,449,352)	(1,106,681)	$(28,139,698)	(2,419,824)	$(57,974,808)

F-71

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	1,238,935	$62,141,778	1,883,372	$45,557,439	318,910	$2,980,192	1,316,719	$31,293,458
Units Redeemed	(998,809)	(50,097,716)	(1,003,621)	(24,276,888)	(97,182)	(9,536,150)	(419,610)	(14,606,477)
Units Exchanged	1,112,263	55,788,334	3,238,888	78,346,400	49,287	4,836,443	831,749	28,952,906

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,352,389	$67,832,396	4,118,639	$99,626,951	271,015	$(1,719,515)	1,728,858	$45,639,887

Units Purchased	205,131	6,438,344	460,179	9,636,427	504,916	1,632,201	88,713	2,132,981
Units Redeemed	(1,436,252)	(45,078,902)	(1,778,492)	(37,242,757)	(2,832,490)	(9,156,347)	(589,609)	(14,176,302)
Units Exchanged	(1,559,693)	(48,953,264)	402,048	8,419,158	2,656,216	8,586,518	(235,984)	(5,673,917)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(2,790,814)	$(87,593,822)	(916,265)	$(19,187,172)	328,642	$1,062,373	(736,880)	$(17,717,239)

F-72

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares				Goldman Sachs Variable Insurance Trust
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	1,433,677	$45,834,519	252,937	$2,801,648	412,502	$4,029,588	118,384	$1,062,357
Units Redeemed	(456,882)	(14,606,477)	(17,416)	(192,909)	(22,916)	(223,857)	(57,666)	(517,484)
Units Exchanged	1,376,886	44,018,915	1,009,738	11,184,335	944,061	9,222,175	130,991	1,175,501

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	2,353,681	$75,246,957	1,245,259	$13,793,074	1,333,647	$13,027,905	191,709	$1,720,373

Units Purchased	213,871	4,427,658	68,155	572,197	98,599	684,830	51,219	432,057
Units Redeemed	(684,766)	(14,176,302)	(88,022)	(738,991)	(122,973)	(854,126)	(50,589)	(426,748)
Units Exchanged	(1,014,100)	(20,994,308)	(206,803)	(1,736,221)	492,101	3,417,965	177,533	1,497,592

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,484,995)	$(30,742,952)	(226,670)	$(1,903,015)	467,727	$3,248,669	178,163	$1,502,901

F-73

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Goldman Sachs Variable Insurance Trust (continued)		Salomon Brothers Variable Series Funds, Inc
	Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	297,612	$2,924,470	121,504	$1,266,650	101,138	$1,495,645	36,127	$391,109
Units Redeemed	(68,385)	(671,983)	(40,351)	(420,651)	(9,905)	(146,467)	(9,687)	(104,874)
Units Exchanged	1,383,576	13,595,628	229,690	2,394,490	572,629	8,468,162	70,815	766,649

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,612,803	$15,848,115	310,843	$3,240,489	663,862	$9,817,339	97,255	$1,052,884

Units Purchased	210,514	2,394,849	67,246	744,854	82,588	1,259,341	42,888	473,282
Units Redeemed	(376,931)	(4,288,045)	(74,631)	(826,655)	(166,194)	(2,534,211)	(19,811)	(218,615)
Units Exchanged	3,004,590	34,180,887	618,837	6,854,603	1,213,642	18,506,226	303,004	3,343,796

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,838,173	$32,287,691	611,452	$6,772,802	1,130,036	$17,231,355	326,081	$3,598,463

F-74

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	5,774,481	$64,851,753	30,441,494	$329,086,578	964,040	$10,701,059	272,185	$3,248,727
Units Redeemed	(460,222)	(5,168,635)	(817,149)	(8,833,758)	(110,314)	(1,224,522)	(11,335)	(135,282)
Units Exchanged	1,575,234	17,691,060	(28,707,392)	(310,340,135)	403,559	4,479,590	135,685	1,619,515

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	6,889,493	$77,374,178	916,953	$9,912,684	1,257,285	$13,956,127	396,535	$4,732,960

Units Purchased	2,553,534	25,029,790	12,465,899	136,355,080	300,167	3,308,496	113,660	1,071,027
Units Redeemed	(877,295)	(8,599,263)	(2,108,822)	(23,066,814)	(171,788)	(1,893,481)	(29,651)	(279,403)
Units Exchanged	821,227	8,049,684	(1,748,633)	(19,137,917)	410,875	4,528,734	47,180	444,581

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,497,466	$24,480,211	8,607,444	$94,150,349	539,254	$5,943,749	131,189	$1,236,205

F-75

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	151,448	$1,793,173	797,484	$8,721,424	334,910	$3,420,009
Units Redeemed	(23,766)	(281,394)	(70,098)	(766,600)	(32,062)	(327,405)
Units Exchanged	555,644	6,578,906	329,731	3,605,992	241,816	2,469,371

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	683,326	$8,090,686	1,057,117	$11,560,816	544,664	$5,561,975

Units Purchased	71,194	1,031,647	1,151,452	13,608,269	129,167	1,420,474
Units Redeemed	(62,399)	(904,207)	(173,059)	(2,045,280)	(106,660)	(1,172,958)
Units Exchanged	362,817	5,257,498	1,707,360	20,178,193	1,019,097	11,207,220

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	371,612	$5,384,938	2,685,753	$31,741,182	1,041,604	$11,454,736

F-76

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,029,292	$11,792,434	1,703,469	$19,751,651	—	$—	—	$—
Units Redeemed	(119,648)	(1,370,786)	(132,167)	(1,532,471)	—	—	—	—
Units Exchanged	326,770	3,743,750	624,052	7,235,845	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,236,414	$14,165,398	2,195,354	$25,455,025	—	$—	—	$—

Units Purchased	555,691	5,989,189	839,361	8,584,185	315,929	6,091,138	490,450	6,663,520
Units Redeemed	(135,389)	(1,459,212)	(208,634)	(2,133,711)	(4,863)	(53,025)	(6,885)	(5,251,667)
Units Exchanged	428,486	4,618,166	720,232	7,365,829	64,334	1,238,092	281,265	(16,281,180)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	848,788	$9,148,143	1,350,959	$13,816,303	375,400	$7,276,205	764,830	$(14,869,327)

F-77

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	561,154	$5,545,042	2,286,496	$32,454,999	1,962,697	$42,323,000	474,064	$4,705,224
Units Redeemed	(64,209)	(634,480)	(103,260)	(1,465,683)	(116,047)	(2,502,413)	(34,406)	(341,489)
Units Exchanged	249,151	2,461,986	2,025,983	28,757,233	1,270,321	27,392,808	192,027	1,905,917

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	746,096	$7,372,548	4,209,219	$59,746,550	3,116,971	$67,213,395	631,685	$6,269,652

Units Purchased	197,623	2,135,586	521,828	9,103,643	449,277	4,624,388	52,567	1,470,396
Units Redeemed	(195,466)	(2,112,284)	(215,429)	(3,758,310)	(222,429)	(2,289,452)	(79,330)	(2,219,013)
Units Exchanged	1,557,241	16,828,210	83,577	1,458,070	(1,077,502)	(11,090,682)	37,492	1,048,729

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,559,398	$16,851,512	389,976	$6,803,403	(850,654)	$(8,755,746)	10,729	$300,112

F-78

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)		Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund
	Multiple Strategies Fund/VA		Global Securities Fund/VA		Main Street Growth & Income Fund/Va		Equity- Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	433,524	$5,032,836	—	$—	—	$—	1,430,124	$15,114,627
Units Redeemed	(23,186)	(269,167)	—	—	—	—	(164,064)	(1,733,954)
Units Exchanged	113,322	1,315,573	—	—	—	—	672,695	7,109,549

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	523,660	$6,079,242	—	$—	—	$—	1,938,755	$20,490,221

Units Purchased	85,715	1,058,087	667,556	6,091,138	564,696	5,120,807	595,075	6,552,026
Units Redeemed	(56,939)	(702,868)	(5,811)	(53,025)	(4,706)	(42,678)	(280,020)	(3,083,132)
Units Exchanged	395,503	4,882,177	135,688	1,238,092	124,843	1,132,099	1,516,424	16,696,465

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	424,279	$5,237,397	797,433	$7,276,205	684,833	$6,210,228	1,831,479	$20,165,359

F-79

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund (continued)				Variable Insurance Products Fund II
	Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	5,124,433	$66,565,118	525,888	$6,755,682	666,572	$7,124,795	3,706,126	$44,530,230
Units Redeemed	(496,741)	(6,452,548)	(26,780)	(344,013)	(60,414)	(645,749)	(247,268)	(2,970,997)
Units Exchanged	2,031,135	26,383,938	147,773	1,898,321	194,454	2,078,463	1,375,698	16,529,435

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	6,658,827	$86,496,507	646,881	$8,309,991	800,612	$8,557,508	4,834,556	$58,088,668

Units Purchased	923,738	7,857,816	41,331	753,297	121,911	1,344,449	524,646	4,572,616
Units Redeemed	(800,838)	(6,812,362)	(23,464)	(427,653)	(92,182)	(1,016,591)	(460,323)	(4,012,000)
Units Exchanged	(1,136,212)	(9,665,232)	(39,607)	(721,878)	50,112	552,643	(426,066)	(3,713,429)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,013,312)	$(8,619,778)	(21,740)	$(396,233)	79,841	$880,501	(361,743)	$(3,152,813)

F-80

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III				Variable Insurance Products Fund — Service Class 2
	Growth & Income Portfolio		Growth Opportunities Portfolio		Equity Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,574,724	$16,275,002	823,186	$7,732,047	—	$—	—	$—
Units Redeemed	(147,962)	(1,529,210)	(118,206)	(1,110,287)	—	—	—	—
Units Exchanged	366,962	3,792,607	533,118	5,007,484	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,793,724	$18,538,399	1,238,098	$11,629,245	—	$—	—	$—

Units Purchased	332,793	3,293,038	189,318	1,298,709	1,217,963	12,164,917	990,425	8,045,931
Units Redeemed	(241,900)	(2,393,640)	(147,086)	(1,008,997)	(31,766)	(317,275)	(13,844)	(112,464)
Units Exchanged	253,320	2,506,655	(955,304)	(6,553,308)	213,931	2,136,732	282,402	2,294,149

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	344,213	$3,406,052	(913,072)	$(6,263,596)	1,400,128	$13,984,374	1,258,983	$10,227,616

F-81

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund II —Service Class 2		Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series
	Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio		American Leaders Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	484,175	$5,005,436
Units Redeemed	—	—	—	—	—	—	(63,860)	(660,189)
Units Exchanged	—	—	—	—	—	—	248,916	2,573,305

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	669,231	$6,918,552

Units Purchased	882,087	7,892,763	368,065	3,318,924	739,016	7,311,807	191,920	2,060,330
Units Redeemed	(14,311)	(128,054)	(12,810)	(115,507)	(9,022)	(89,263)	(117,971)	(1,266,459)
Units Exchanged	184,475	1,650,649	145,025	1,307,724	193,297	1,912,478	366,986	3,939,708

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,052,251	$9,415,358	500,280	$4,511,141	923,291	$9,135,023	440,935	$4,733,579

F-82

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series (continued)						Federated Insurance Series — Service Shares
	High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	405,619	$3,957,714	347,573	$3,565,438	—	$—	—	$—
Units Redeemed	(50,365)	(491,422)	(27,498)	(282,078)	—	—	—	—
Units Exchanged	82,072	800,797	159,588	1,637,078	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	437,326	$4,267,088	479,663	$4,920,439	—	$—	—	$—

Units Purchased	104,990	967,805	59,742	821,804	40,152	317,757	217,387	2,187,376
Units Redeemed	(96,040)	(885,305)	(51,206)	(704,380)	(61)	(480)	(2,858)	(28,760)
Units Exchanged	252,349	2,326,152	8,721	119,960	20,000	158,279	94,646	952,338

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	261,299	$2,408,653	17,257	$237,384	60,091	$475,556	309,175	$3,110,954

F-83

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alger American Fund				Janus Aspen Series
	Small Capitalization Portfolio		LargeCap Growth Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,805,717	$25,545,421	4,061,228	$50,840,396	5,048,611	$111,149,383	8,254,239	$113,044,335
Units Redeemed	(84,213)	(1,191,355)	(364,011)	(4,556,864)	(339,695)	(7,478,683)	(595,015)	(8,148,913)
Units Exchanged	684,204	9,679,418	1,298,114	16,250,414	1,310,591	28,853,743	2,040,239	27,941,696

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	2,405,708	$34,033,484	4,995,331	$62,533,946	6,019,507	$132,524,444	9,699,463	$132,837,117

Units Purchased	110,521	2,099,332	798,200	5,582,819	740,285	6,663,520	1,158,750	9,398,402
Units Redeemed	(59,350)	(1,127,335)	(732,510)	(5,123,364)	(583,435)	(5,251,667)	(1,102,928)	(8,945,643)
Units Exchanged	(14,354)	(272,665)	(738,469)	(5,165,047)	(1,808,760)	(16,281,180)	(2,393,477)	(19,413,051)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	36,817	$699,332	(672,779)	$(4,705,592)	(1,651,910)	$(14,869,327)	(2,337,655)	$(18,960,292)

F-84

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	6,027,813	$94,887,306	5,549,805	$66,051,590	474,783	$4,775,926	2,722,775	$49,105,715
Units Redeemed	(428,774)	(6,749,596)	(539,341)	(6,419,019)	(49,863)	(501,582)	(118,188)	(2,131,551)
Units Exchanged	1,485,027	23,376,664	1,795,002	21,363,406	319,660	3,215,517	712,898	12,857,235

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	7,084,066	$111,514,373	6,805,466	$80,995,978	744,580	$7,489,861	3,317,485	$59,831,399

Units Purchased	847,842	7,835,849	785,062	10,356,772	128,904	1,396,827	362,593	3,824,797
Units Redeemed	(714,843)	(6,606,658)	(684,992)	(9,036,613)	(122,777)	(1,330,431)	(217,925)	(2,298,772)
Units Exchanged	(1,838,200)	(16,988,861)	359,516	4,742,837	656,899	7,118,228	(619,846)	(6,538,416)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,705,201)	$(15,759,670)	459,586	$6,062,996	663,026	$7,184,624	(475,178)	$(5,012,391)

F-85

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	6,099,764	$92,094,418	546,951	$5,962,836	923,701	$9,311,200	—	$—
Units Redeemed	(492,593)	(7,437,171)	(36,174)	(394,373)	(70,990)	(715,603)	—	—
Units Exchanged	768,085	11,596,572	1,027,758	11,204,559	567,543	5,721,016	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	6,375,256	$96,253,819	1,538,535	$16,773,022	1,420,254	$14,316,614	—	$—

Units Purchased	638,460	5,932,930	291,929	2,880,181	415,117	2,692,677	448,596	2,973,595
Units Redeemed	(859,638)	(7,988,239)	(48,775)	(481,223)	(46,595)	(302,242)	(3,377)	(22,387)
Units Exchanged	(1,735,306)	(16,125,432)	(690,072)	(6,808,255)	248,615	1,612,646	150,430	997,153

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,956,484)	$(18,180,741)	(446,918)	$(4,409,296)	617,137	$4,003,080	595,649	$3,948,361

F-86

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)
	Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	703,138	5,700,216	461,617	3,844,568	678,425	5,459,519	438,168	3,325,078
Units Redeemed	(13,012)	(105,485)	(12,307)	(102,502)	(9,969)	(80,228)	(8,457)	(64,176)
Units Exchanged	149,509	1,212,045	93,773	780,987	125,213	1,007,629	54,503	413,594

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	839,635	$6,806,776	543,083	$4,523,052	793,669	$6,386,920	484,214	$3,674,496

F-87

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)		Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Funds Inc
	Balanced Portfolio		Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	368,448	$3,757,412	642,274	$7,371,420	263,180	$2,682,620
Units Redeemed	—	—	(12,740)	(129,922)	(40,604)	(466,023)	(14,685)	(149,688)
Units Exchanged	—	—	84,068	857,328	1,863,060	21,382,452	73,938	753,668

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	439,776	$4,484,818	2,464,730	$28,287,849	322,433	$3,286,600

Units Purchased	1,378,227	13,360,692	74,320	663,761	558,203	8,172,485	90,540	977,051
Units Redeemed	(39,335)	(381,310)	(28,949)	(258,540)	(259,407)	(3,797,892)	(40,306)	(434,955)
Units Exchanged	380,062	3,684,362	142,014	1,268,352	1,531,694	22,425,089	494,554	5,336,944

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,718,954	$16,663,744	187,385	$1,673,573	1,830,490	$26,799,681	544,788	$5,879,040

F-88

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Salomon Brothers Variable Series Funds, Inc (continued)				AIM Variable Insurance Funds
	Investors Fund		Total Return Fund		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	548,934	$6,657,631	177,293	$1,802,965	—	$—	—	$—
Units Redeemed	(30,514)	(370,082)	(9,550)	(97,118)	—	—	—	—
Units Exchanged	1,109,594	13,457,503	105,593	1,073,814	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,628,014	$19,745,052	273,336	$2,779,660	—	$—	—	$—

Units Purchased	454,659	5,770,591	113,168	1,168,573	383,727	2,822,991	222,846	1,585,635
Units Redeemed	(156,605)	(1,987,653)	(18,152)	(187,433)	(4,824)	(35,488)	(5,651)	(40,210)
Units Exchanged	435,336	5,525,345	294,064	3,036,536	333,095	2,450,504	39,585	281,661

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	733,390	$9,308,283	389,080	$4,017,676	711,998	$5,238,007	256,780	$1,827,086

F-89

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Value Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	1,096,649	9,374,809	456,235	3,526,726	295,790	2,571,315	338,367	3,279,542
Units Redeemed	(14,734)	(125,955)	(2,806)	(21,687)	(3,154)	(27,421)	(3,548)	(34,390)
Units Exchanged	157,852	1,349,410	92,787	717,254	122,030	1,060,819	87,460	847,679

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,239,767	$10,598,265	546,216	$4,222,293	414,666	$3,604,712	422,279	$4,092,831

F-90

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utility Series		Dreyfus Investments Portfolios —Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	409,061	3,666,400	40,694	394,667	35,592	294,532	99,677	1,054,164
Units Redeemed	(7,154)	(64,123)	(485)	(4,705)	(1,075)	(8,900)	(1,382)	(14,616)
Units Exchanged	125,999	1,129,318	56,894	551,775	16,663	137,899	45,013	476,052

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	527,906	$4,731,594	97,103	$941,737	51,180	$423,531	143,308	$1,515,600

F-91

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PIMCO Variable Insurance Trust (continued)						Rydex Variable Trust
	Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	630,087	6,788,212	393,284	3,963,069	1,135,508	11,930,839	201,688	1,245,860
Units Redeemed	(8,002)	(86,209)	(6,353)	(64,016)	(14,537)	(152,740)	(732)	(4,519)
Units Exchanged	161,006	1,734,595	174,614	1,759,573	320,094	3,363,247	35,411	218,740

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	783,091	$8,436,598	561,545	$5,658,626	1,441,065	$15,141,345	236,367	$1,460,081

F-92

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—

Units Purchased	1,660,729	17,487,995	744,030	6,135,908	119,932	1,062,459
Units Redeemed	(29,253)	(308,046)	(17,920)	(147,785)	(835)	(7,397)
Units Exchanged	469,773	4,946,863	244,821	2,018,995	39,467	349,639

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,101,249	$22,126,811	970,931	$8,007,118	158,564	$1,404,701

F-93

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Prudential Series Fund, Inc. (continued)
	SP Prudential U.S. Emerging Growth Portfolio		SP Jennison International Growth Portfolio		Prudential Jennison Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—

Units Purchased	9,251	86,374	2,350	18,469	4,500	34,302
Units Redeemed	—	—	(37)	(293)	—	—
Units Exchanged	—	—	—	—	87	665

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	9,251	$86,374	2,313	$18,176	4,587	$34,968

F-94

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,005,103	$10,642,151	6,174,022	$64,844,674	197,106	$2,111,241	79,360	$818,461
Units Redeemed	(64,798)	(686,089)	(300,044)	(3,151,303)	(11,007)	(117,899)	(472)	(4,863)
Units Exchanged	269,630	2,854,872	(3,268,645)	(34,330,009)	19,263	206,330	2,896	29,865

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,209,935	$12,810,935	2,605,333	$27,363,362	205,362	$2,199,673	81,784	$843,463

Units Purchased	536,600	4,864,201	4,478,650	49,482,442	73,171	762,006	(14,223)	291,867
Units Redeemed	(279,131)	(2,530,277)	(3,182,444)	(35,161,289)	(32,297)	(336,348)	4,717	(96,796)
Units Exchanged	73,108	662,708	(551,660)	(6,095,024)	48,237	502,348	34,420	(706,336)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	330,577	$2,996,632	744,546	$8,226,129	89,111	$928,006	24,914	$(511,264)

F-95

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	33,012	$350,405	186,211	$1,760,400	156,442	$1,324,193
Units Redeemed	(451)	(4,786)	(15,963)	(150,912)	(7,035)	(59,547)
Units Exchanged	27,028	286,882	12,764	120,669	(51,079)	(432,355)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	59,589	$632,501	183,012	$1,730,157	98,328	$832,292

Units Purchased	15,089	174,801	125,376	1,303,370	30,848	341,760
Units Redeemed	(10,982)	(127,225)	(33,831)	(351,702)	(34,089)	(377,668)
Units Exchanged	19,648	227,639	110,359	1,147,249	95,582	1,058,942

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	23,755	$275,215	201,904	$2,098,917	92,341	$1,023,034

F-96

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	150,282	$1,582,664	187,404	$2,154,879	—	$—	—	$—
Units Redeemed	(19,668)	(207,130)	(7,049)	(81,062)	—	—	—	—
Units Exchanged	22,725	239,324	17,596	202,324	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	153,339	$1,614,858	197,951	$2,276,141	—	$—	—	$—

Units Purchased	73,970	689,750	105,946	1,108,717	119,692	1,127,172	46,732	542,446
Units Redeemed	(16,716)	(155,874)	(28,579)	(299,080)	(201)	(1,884)	(743)	(8,620)
Units Exchanged	1,547	14,426	47,772	499,932	(1,207)	(11,371)	63,003	731,331

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	58,801	$548,303	125,139	$1,309,569	118,284	$1,113,917	108,992	$1,265,158

F-97

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	118,086	$1,166,908	384,129	$5,149,463	273,033	$5,348,357	141,734	$1,342,726
Units Redeemed	(7,807)	(77,145)	(20,311)	(272,280)	(7,990)	(156,522)	(4,679)	(44,323)
Units Exchanged	15,284	151,028	189,032	2,534,069	170,107	3,332,162	(31,289)	(296,419)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	125,563	$1,240,792	552,850	$7,411,252	435,150	$8,523,997	105,766	$1,001,984

Units Purchased	31,198	337,200	110,376	1,528,030	102,734	814,951	23,717	204,405
Units Redeemed	(29,017)	(313,635)	(91,237)	(1,263,076)	(28,094)	(222,864)	(21,298)	(183,604)
Units Exchanged	120,576	1,303,233	81,634	1,130,143	(197,521)	(1,566,838)	34,238	295,085

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	122,757	$1,326,797	100,773	$1,395,097	(122,881)	$(974,752)	36,657	$315,886

F-98

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)		Oppeheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund
	Multiple Strategies Fund/VA		Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity- Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	104,972	$1,121,506	—	$—	—	$—	291,589	$2,685,371
Units Redeemed	(1,704)	(18,203)	—	—	—	—	(18,128)	(166,952)
Units Exchanged	3,049	32,568	—	—	—	—	41,557	382,719

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	106,317	$1,135,871	—	$—	—	$—	315,018	$2,901,138

Units Purchased	31,892	357,934	1,631	813,303	94,458	853,956	120,997	1,156,034
Units Redeemed	(21,395)	(240,128)	13,577	(7,690)	(572)	(5,170)	(73,463)	(702,651)
Units Exchanged	63,805	716,131	71,387	(40,432)	46,919	424,177	312,577	2,985,658

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	74,302	$833,937	86,595	$765,181	140,805	$1,272,963	360,111	$3,439,041

F-99

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Variable Insurance Products Fund (continued)				Variable Insurance Products Fund II
	Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	647,852	$8,081,320	384,250	$1,478,048	173,027	$1,791,032	777,598	$8,619,310
Units Redeemed	(45,860)	(572,054)	(21,243)	(81,714)	(4,410)	(45,648)	(40,346)	(447,212)
Units Exchanged	186,949	2,332,006	(223,299)	(858,936)	(1,011)	(10,460)	140,877	1,561,550

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	788,941	$9,841,272	139,708	$537,397	167,606	$1,734,924	878,129	$9,733,648

Units Purchased	185,356	1,169,620	(26,254)	1,897,761	15,823	156,119	73,865	1,028,452
Units Redeemed	(137,770)	(869,343)	16,194	(1,170,564)	(27,866)	(274,926)	(53,334)	(742,589)
Units Exchanged	(121,402)	(766,063)	22,069	(1,595,271)	20,199	199,274	(5,854)	(81,512)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(73,816)	$(465,787)	12,009	$(868,075)	8,156	$80,467	14,677	$204,351

F-100

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III				Variable Insurance Products Fund — Service Class 2
	Growth & Income Portfolio		Growth Opportunities Portfolio		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	326,342	$3,191,138	127,121	$1,208,374	—	$—	—	$—
Units Redeemed	(9,123)	(89,206)	(14,356)	(136,461)	—	—	—	—
Units Exchanged	45,209	442,074	30,908	293,806	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	362,428	$3,544,006	143,673	$1,365,719	—	$—	—	$—

Units Purchased	91,395	831,372	69,104	578,333	122,461	1,214,510	260,686	2,112,921
Units Redeemed	(58,540)	(532,505)	(15,830)	(132,478)	(899)	(8,911)	(1,549)	(12,556)
Units Exchanged	61,668	560,964	(20,903)	(174,940)	2,881	28,573	12,992	105,301

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	94,523	$859,831	32,371	$270,915	124,443	$1,234,172	272,129	$2,205,665

F-101

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series
	Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio		American Leaders Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	154,329	$1,408,586
Units Redeemed	—	—	—	—	—	—	(6,083)	(55,520)
Units Exchanged	—	—	—	—	—	—	9,914	90,489

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	158,160	$1,443,555

Units Purchased	216,502	1,963,326	74,399	674,723	83,562	827,659	44,683	413,796
Units Redeemed	(394)	(10,342)	(584)	(5,293)	(1,028)	(10,180)	(35,330)	(327,184)
Units Exchanged	(927)	(24,296)	30,102	272,994	70	689	144,995	1,342,737

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	215,181	$1,928,688	103,917	$942,424	82,604	$818,168	154,348	$1,429,348

F-102

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series (continued)						Federated Insurance Series — Service Shares
	High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	136,513	$1,169,846	61,072	$594,816	—	$—	—	$—
Units Redeemed	(15,291)	(131,038)	(7,127)	(69,421)	—	—	—	—
Units Exchanged	(52,131)	(446,738)	17,152	167,057	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	69,091	$592,070	71,097	$692,452	—	$—	—	$—

Units Purchased	15,009	116,672	6,263	47,270	48,870	171,033	268,222	246,978
Units Redeemed	(91,700)	(712,826)	(16,470)	(124,309)	(71,440)	(250,024)	(3,778)	(3,468)
Units Exchanged	149,479	1,161,966	32,553	245,697	39,494	138,221	(218,467)	207,476

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	72,788	$565,812	22,346	$168,659	16,924	$59,230	45,977	$450,986

F-103

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alger American Fund				Janus Aspen Series
	Small Capitalization Portfolio		LargeCap Growth Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	388,027	$5,184,690	772,600	$8,864,780	890,520	$16,089,392	1,325,252	$17,108,221
Units Redeemed	(14,858)	(198,527)	(35,085)	(402,568)	(96,503)	(1,743,549)	(108,868)	(1,405,419)
Units Exchanged	66,449	887,884	422,765	4,850,799	110,835	2,002,499	375,464	4,847,007

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	439,618	$5,874,047	1,160,280	$13,313,011	904,852	$16,348,342	1,591,848	$20,549,809

Units Purchased	18,516	335,706	258	1,217,428	209,490	1,448,962	227,029	1,637,157
Units Redeemed	(17,503)	(270,237)	(267)	(1,259,812)	(123,807)	(856,323)	(293,949)	(2,119,737)
Units Exchanged	(9,845)	(97,213)	101	476,484	(286,393)	(1,980,874)	(205,577)	(1,482,464)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(8,832)	$(31,745)	92	$434,100	(200,710)	$(1,388,236)	(272,497)	$(1,965,044)

F-104

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,062,555	$15,983,788	979,535	$11,026,735	87,485	$835,657	652,604	$11,032,496
Units Redeemed	(46,936)	(706,051)	(60,177)	(677,418)	(6,888)	(65,787)	(27,629)	(467,086)
Units Exchanged	261,495	3,933,609	170,301	1,917,108	21,195	202,448	158,198	2,674,393

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,277,114	$19,211,347	1,089,659	$12,266,424	101,792	$972,317	783,173	$13,239,803

Units Purchased	153,514	1,562,599	344,143	1,874,292	19,177	219,679	126,907	2,374,367
Units Redeemed	(125,441)	(1,276,845)	(1,593,056)	(1,675,813)	(35,522)	(406,915)	(95,074)	(1,778,792)
Units Exchanged	(224,635)	(2,286,540)	1,402,925	1,475,805	25,950	297,262	(132,530)	(2,479,556)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(196,562)	$(2,000,785)	154,012	$1,674,284	9,605	$110,027	(100,697)	$(1,883,981)

F-105

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,086,829	$14,154,782	69,735	$759,423	179,016	$1,645,105	—	$—
Units Redeemed	(102,984)	(1,341,256)	(1,474)	(16,047)	(1,267)	(11,641)	—	—
Units Exchanged	163,764	2,132,855	29,498	321,245	44,384	407,873	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,147,609	$14,946,381	97,759	$1,064,621	222,133	$2,041,337	—	$—

Units Purchased	154,374	1,330,763	28,789	271,609	49,838	292,286	13,196	387,104
Units Redeemed	(117,974)	(1,016,979)	(9,251)	(87,280)	(21,901)	(128,442)	3,367	(5,663)
Units Exchanged	(367,033)	(3,163,957)	37,501	353,804	25,614	150,216	30,066	(50,570)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(330,633)	$(2,850,173)	57,039	$538,133	53,551	$314,060	46,629	$330,871

F-106

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)
	Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	135,483	1,115,523	104,935	881,844	222,712	1,644,510	114,409	459,021
Units Redeemed	(1,125)	(9,267)	(1,316)	(11,057)	(1,032)	(7,618)	(395)	(3,826)
Units Exchanged	(12,385)	(101,971)	(6,696)	(56,277)	6,097	45,022	(65,390)	(616,584)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	121,973	$1,004,285	96,923	$814,510	227,777	$1,681,913	48,624	$(161,389)

F-107

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)		Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Fund Inc
	Balanced Portfolio		Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	64,837	$623,339	140,173	$1,387,560	94,063	$902,789
Units Redeemed	—	—	(5,060)	(48,649)	(7,660)	(75,828)	(2,791)	(26,790)
Units Exchanged	—	—	11,833	113,759	62,560	619,274	1,901	18,239

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	71,610	$688,449	195,073	$1,931,006	93,173	$894,238

Units Purchased	227,615	2,206,639	72,480	638,944	70,290	848,278	19,615	200,231
Units Redeemed	(3,886)	(37,671)	(16,964)	(149,544)	(37,626)	(454,085)	(19,894)	(203,084)
Units Exchanged	12,890	124,966	31,330	276,186	165,502	1,997,306	10,031	102,407

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	236,619	$2,293,935	86,846	$765,587	198,166	$2,391,500	9,752	$99,554

F-108

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Salomon Brothers Variable Series Funds Inc (continued)				AIM Variable Insurance Funds
	Investors Fund		Total Return Fund		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	85,493	$928,828	16,928	$167,948	—	$—	—	$—
Units Redeemed	(1,074)	(11,664)	(125)	(1,241)	—	—	—	—
Units Exchanged	13,396	145,533	625	6,205	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	97,815	$1,062,697	17,428	$172,912	—	$—	—	$—

Units Purchased	49,746	576,766	18,320	184,503	80,959	644,717	29,848	210,123
Units Redeemed	(15,117)	(175,269)	(2,188)	(22,041)	(1,237)	(9,853)	(709)	(4,994)
Units Exchanged	104,203	1,208,125	(832)	(8,381)	851	6,773	25	174

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	138,832	$1,609,622	15,300	$154,082	80,573	$641,637	29,164	$205,304

F-109

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Value Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	169,108	1,508,626	86,180	658,230	66,047	554,899	34,966	324,246
Units Redeemed	(1,708)	(15,235)	(1,200)	(9,167)	(235)	(1,972)	(264)	(2,452)
Units Exchanged	(1,734)	(15,468)	(809)	(6,183)	(3,936)	(33,072)	32,972	305,761

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	165,666	$1,477,924	84,171	$642,880	61,876	$519,855	67,674	$627,556

F-110

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utility Series		Dreyfus Investments Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	42,246	406,918	620	5,964	21,454	165,605	2,161	23,348
Units Redeemed	(820)	(7,901)	(241)	(2,316)	—	—	(16)	(172)
Units Exchanged	(386)	(3,720)	64,000	615,837	(14)	(112)	20,933	226,107

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	41,040	$395,297	64,379	$619,485	21,440	$165,493	23,078	$249,283

F-111

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PIMCO Variable Insurance Trust (continued)						Rydex Variable Trust
	Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	105,711	1,141,707	47,761	483,258	267,814	2,855,551	32,051	177,936
Units Redeemed	(1,447)	(15,629)	(599)	(6,060)	(3,597)	(38,351)	(694)	(3,854)
Units Exchanged	27,823	300,504	20,088	203,259	133,417	1,422,547	(12,655)	(70,254)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	132,087	$1,426,582	67,250	$680,458	397,634	$4,239,747	18,702	$103,827

F-112

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—

Units Purchased	301,263	3,214,611	78,959	686,357	42,246	44,279
Units Redeemed	(3,472)	(37,046)	(910)	(7,909)	(820)	(3,465)
Units Exchanged	42,419	452,627	(9,581)	(83,286)	(386)	47,443

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	340,210	$3,630,192	68,468	$595,162	41,040	$88,257

F-113

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Real Estate Securities Fund		Mid-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	1,070	$10,900	9,901,886	$10,077,487	8	$75	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	1,085	11,044	254,256	258,765	101	1,002	—	—

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	2,155	$21,944	10,156,142	$10,336,252	109	$1,077	—	$—

Units Purchased	536	4,025	2,120,719	2,152,045	32	375	3	30
Units Redeemed	—	—	(10,295,072)	(10,447,141)	—	—	(5)	(54)
Units Exchanged	4,063	30,541	(91,621)	(92,975)	3,095	35,983	2,068	24,250

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	4,599	$34,566	(8,265,974)	$(8,388,071)	3,127	$36,358	2,066	$24,226

F-114

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc. (continued)				Variable Insurance Products Fund III
	Income Fund		Premier Growth Equity Fund		Growth & Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	—	$—	—	$—	994	$10,400
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	958	10,021

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	1,952	$20,421

Units Purchased	101	1,125	7	60	206	1,745
Units Redeemed	—	—	—	—	—	—
Units Exchanged	3,804	42,513	200	1,835	4,493	38,113

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	3,905	$43,638	207	$1,895	4,699	$39,858

F-115

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III (continued)				Janus Aspen Series
	Growth Opportunities Portfolio		Mid Cap Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	1,030	$10,475	89	$945	—	$—	(1)	$1,095
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	1,082	11,009	118	1,253	—	—	393	(326,439)

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	2,112	$21,484	207	$2,198	—	$—	392	$(325,344)

Units Purchased	274	1,765	121	1,270	65	700	15	7,990
Units Redeemed	—	—	(8)	(81)	—	—	—	—
Units Exchanged	(2,192)	(14,104)	1,735	18,248	876	9,416	(87)	(46,872)

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	(1,918)	$(12,339)	1,848	$19,437	941	$10,116	(72)	$(38,882)

F-116

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)						AIM Variable Insurance Funds
	Capital Appreciation Portfolio		Equity Income Portfolio		High Yield Portfolio		AIM V.I. Capital Appreciation Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	1,083	$10,660	7	$75	10	$100	1,000	$10,400
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	1,600	15,750	97	1,004	101	1,003	1,185	12,334

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	2,683	$26,410	104	$1,079	111	$1,103	2,185	$22,734

Units Purchased	1,717	9,275	128	1,106	8	75	269	1,163
Units Redeemed	(318)	(1,717)	—	—	(119)	(1,184)	(3)	(12)
Units Exchanged	(3,433)	(18,552)	55	479	—	—	(1,274)	(5,505)

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	(2,034)	$(10,993)	183	$1,585	(111)	$(1,109)	(1,008)	$(4,354)

F-117

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund		AIM V.I. New Technology Fund		AIM V.I. Capital Development Fund		AIM V.I. Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	17	$175	118	$1,200	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	119	1,199	196	1,998	—	0	—	0

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	136	$1,374	314	$3,198	—	$0	—	$0

Units Purchased	1,242	8,000	7,161	22,926	—	—	10	168
Units Redeemed	(134)	(861)	(13)	(42)	—	—	0	0
Units Exchanged	78	501	7,852	25,138	506	5,015	29	478

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	1,186	$7,640	15,000	$48,021	506	$5,015	39	$647

F-118

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	AIM Variable Insurance Funds (continued)
	AIM V.I. Global Utilities Fund		AIM V.I. Government Securities Fund
	Units	$ Amount	Units	$ Amount
Type V Units
Units Purchased	—	$—	—	$—
Units Redeemed	—	—	—	—
Units Exchanged	—	—	—	—

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—

Units Purchased	57	832	75	800
Units Redeemed	(3)	(49)	—	—
Units Exchanged	99	1,422	747	8,012

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	153	$2,205	822	$8,812

F-119

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	275,490	$2,609,406	333,385	$3,379,532	18,237	$194,449	24,796	$246,036
Units Redeemed	(1,035)	(9,801)	(50)	(505)	(65)	(698)	(32)	(317)
Units Exchanged	31,737	300,603	(54,112)	(548,537)	12,837	136,874	5,803	57,577

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	306,192	$2,900,208	279,223	$2,830,489	31,009	$330,626	30,567	$303,296

Units Purchased	1,320,678	10,631,521	1,611,354	16,768,735	509,422	5,516,785	279,011	2,504,516
Units Redeemed	(68,127)	(548,430)	(63,566)	(661,506)	(12,013)	(130,098)	(14,933)	(134,038)
Units Exchanged	1,475,329	11,876,463	664,726	6,917,545	423,761	4,589,111	301,625	2,707,520

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,727,880	$21,959,554	2,212,514	$23,024,774	921,170	$9,975,798	565,703	$5,077,998

F-120

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc. (continued)						Oppenheimer Variable Account Funds — Service Class 2
	Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund		Global Securities Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	50,386	$487,693	14,904	$146,107	16,014	$167,032	65,846	$616,801
Units Redeemed	(34)	(330)	—	—	—	—	(6)	(54)
Units Exchanged	6,269	60,679	1,308	12,824	866	9,029	3,157	29,576

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	56,621	$548,042	16,212	$158,931	16,880	$176,061	68,997	$646,322

Units Purchased	335,223	2,863,552	200,461	1,853,354	259,074	2,965,083	600,007	4,895,662
Units Redeemed	(12,256)	(104,698)	(3,356)	(31,027)	(8,911)	(101,988)	(24,057)	(196,289)
Units Exchanged	300,315	2,565,354	108,425	1,002,447	336,729	3,853,839	530,137	4,325,581

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	623,282	$5,324,208	305,530	$2,824,774	586,892	$6,716,934	1,106,087	$9,024,954

F-121

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds — Service Class 2 (continued)		Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2
	Main Street Growth & Income Fund/VA		Equity- Income Portfolio		Growth Portfolio		Contrafund Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	94,834	$896,921	85,628	$909,462	273,173	$2,490,803	176,603	$1,695,280
Units Redeemed	(488)	(4,616)	(390)	(4,143)	(680)	(6,204)	(1,076)	(10,333)
Units Exchanged	20,048	189,606	24,674	262,069	34,308	312,819	35,896	344,580

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	114,394	$1,081,912	109,912	$1,167,388	306,801	$2,797,418	211,423	$2,029,528

Units Purchased	551,675	4,564,633	585,856	6,094,996	929,556	6,680,919	782,193	6,473,409
Units Redeemed	(31,570)	(261,216)	(27,876)	(290,012)	(53,837)	(386,939)	(33,234)	(275,049)
Units Exchanged	615,366	5,091,613	579,908	6,033,127	752,457	5,408,079	422,135	3,493,580

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,135,471	$9,395,030	1,137,888	$11,838,111	1,628,176	$11,702,059	1,171,094	$9,691,941

F-122

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series		Federated Insurance Series — Service Shares
	Growth & Income Portfolio		Mid Cap Portfolio		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	50,476	$512,373	212,608	$2,201,793	10,016	$92,907	31,514	$297,344
Units Redeemed	(19)	(191)	(1,329)	(13,759)	(152)	(1,406)	(19)	(176)
Units Exchanged	2,552	25,905	32,155	332,998	(3,220)	(29,870)	1,783	16,825

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	53,009	$538,087	243,434	$2,521,032	6,644	$61,631	33,278	$313,993

Units Purchased	302,068	2,674,162	790,103	7,760,335	39,803	252,614	122,038	1,138,762
Units Redeemed	(15,765)	(139,570)	(39,552)	(388,474)	(2,158)	(13,695)	(12,310)	(114,875)
Units Exchanged	227,159	2,011,007	755,777	7,423,187	66,958	424,955	124,409	1,160,873

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	513,462	$4,545,599	1,506,328	$14,795,048	104,603	$663,874	234,137	$2,184,760

F-123

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	94,375	$984,714	246,571	$2,093,529	428,722	$3,708,323	483,076	$4,562,284
Units Redeemed	(317)	(3,312)	(822)	(6,979)	(1,455)	(12,589)	(2,137)	(20,188)
Units Exchanged	26,308	274,495	38,437	326,354	80,406	695,489	32,319	305,226

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	120,366	$1,255,897	284,186	$2,412,905	507,673	$4,391,223	513,258	$4,847,321

Units Purchased	189,592	1,654,351	487,313	2,566,306	877,739	4,358,254	942,489	6,859,195
Units Redeemed	(18,469)	(161,161)	(39,083)	(205,817)	(54,791)	(272,055)	(75,717)	(551,052)
Units Exchanged	198,514	1,732,184	240,002	1,263,909	649,157	3,223,270	585,643	4,262,164

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	369,637	$3,225,374	688,232	$3,624,398	1,472,105	$7,309,469	1,452,415	$10,570,307

F-124

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Janus Aspen Series — Service Shares (continued)
	Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio		Balanced Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	488,459	$4,480,048	478,138	$4,350,546	184,789	$1,629,885	241,000	$2,362,802
Units Redeemed	(1,866)	(17,118)	(1,055)	(9,595)	(657)	(5,797)	(664)	(6,513)
Units Exchanged	37,794	346,642	85,193	775,165	30,863	272,220	40,116	393,304

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	524,387	$4,809,572	562,276	$5,116,117	214,995	$1,896,308	280,452	$2,749,594

Units Purchased	758,512	5,528,825	858,751	5,969,165	392,442	2,684,995	1,314,112	12,006,552
Units Redeemed	(47,604)	(346,993)	(40,275)	(279,955)	(24,486)	(167,524)	(80,933)	(739,453)
Units Exchanged	496,849	3,621,559	736,441	5,118,994	424,105	2,901,622	1,169,216	10,682,700

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,207,757	$8,803,391	1,554,917	$10,808,204	792,061	$5,419,093	2,402,395	$21,949,800

F-125

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	AIM Variable Insurance Funds						MFS® Variable Insurance Trust
	AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund		AIM V.I. Value Fund		MFS® Investors Growth Stock Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	159,895	$1,502,405	134,605	$1,137,650	384,867	$3,353,900	225,579	$2,211,715
Units Redeemed	(652)	(6,124)	(321)	(2,715)	(701)	(6,112)	(1,167)	(11,446)
Units Exchanged	23,688	222,577	20,738	175,275	34,562	301,186	23,097	226,452

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	182,931	$1,718,859	155,022	$1,310,210	418,728	$3,648,975	247,509	$2,426,721

Units Purchased	474,548	3,099,730	492,350	2,802,783	913,329	6,910,582	760,643	5,581,622
Units Redeemed	(35,942)	(234,771)	(16,254)	(92,528)	(51,796)	(391,907)	(46,389)	(340,403)
Units Exchanged	556,505	3,635,067	229,133	1,304,377	888,099	6,719,684	408,332	2,996,353

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	995,111	$6,500,026	705,229	$4,014,631	1,749,632	$13,238,358	1,122,586	$8,237,571

F-126

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	MFS® Variable Insurance Trust (continued)						Dreyfus
	MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utility Series		Dreyfus Investment Portfolios-Emerging Markets Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	50,238	$502,393	75,559	$684,627	49,981	$505,225	8,826	$70,779
Units Redeemed	(101)	(1,009)	(39)	(355)	(86)	(873)	(150)	(1,205)
Units Exchanged	4,568	45,677	19,069	172,782	17,510	176,994	7,604	60,970

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	54,705	$547,061	94,589	$857,055	67,405	$681,345	16,280	$130,543

Units Purchased	245,664	2,072,159	254,174	2,066,441	416,453	3,652,153	64,585	481,743
Units Redeemed	(8,103)	(68,341)	(16,743)	(136,116)	(14,483)	(127,022)	(1,347)	(10,046)
Units Exchanged	299,040	2,522,396	311,019	2,528,599	504,058	4,420,401	70,609	526,687

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	536,601	$4,526,213	548,450	$4,458,923	906,028	$7,945,532	133,847	$998,383

F-127

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Dreyfus (continued)		PIMCO Variable Insurance Trust
	The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio		Long-Term U.S. Government Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	17,916	$168,655	—	$—	43,385	$461,327
Units Redeemed	(170)	(1,600)	—	—	(221)	(2,345)
Units Exchanged	1,748	16,458	278	2,827	2,848	30,281

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	19,494	$183,513	278	$2,827	46,012	$489,263

Units Purchased	569,732	4,701,566	35,830	384,624	304,783	3,442,319
Units Redeemed	(3,359)	(27,721)	(2,532)	(27,180)	(21,379)	(241,466)
Units Exchanged	89,551	738,992	27,416	294,303	405,448	4,579,249

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	655,924	$5,412,837	60,714	$651,747	688,852	$7,780,102

F-128

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust		Alliance Variable Products Series Fund, Inc.
	High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund		Growth and Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	12,360	$122,471	80,928	$845,020	262,860	$1,951,225	98,873	$1,031,285
Units Redeemed	(52)	(512)	(452)	(4,718)	(672)	(4,986)	(143)	(1,495)
Units Exchanged	2,388	23,662	8,644	90,261	43,614	323,754	12,503	130,418

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	14,696	$145,621	89,120	$930,563	305,802	$2,269,993	111,233	$1,160,207

Units Purchased	209,938	2,065,614	740,272	8,076,329	353,534	1,598,467	1,125,506	11,896,429
Units Redeemed	(17,248)	(169,703)	(26,331)	(287,275)	(30,620)	(138,444)	(39,530)	(417,822)
Units Exchanged	248,589	2,445,903	858,996	9,371,611	356,422	1,611,530	1,367,603	14,455,359

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	441,279	$4,341,814	1,572,937	$17,160,664	679,336	$3,071,552	2,453,579	$25,933,966

F-129

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Alliance Variable Products Series Fund, Inc. (continued)
	Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	476,404	$4,083,619	28,339	$255,311
Units Redeemed	(1,062)	(9,101)	(13)	(120)
Units Exchanged	85,595	733,698	6,841	61,634

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	560,937	$4,808,216	35,167	$316,824

Units Purchased	806,624	5,546,576	136,215	991,788
Units Redeemed	(38,756)	(266,490)	(3,548)	(25,837)
Units Exchanged	741,769	5,100,623	164,566	1,198,221

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,509,637	$10,380,710	297,233	$2,164,173

F-130

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	115,889	$1,120,597	89,897	$912,066	8,751	$92,507	83,675	$820,153
Units Redeemed	(222)	(2,147)	—	—	—	—	(436)	(4,277)
Units Exchanged	20,083	194,198	(13,111)	(133,021)	1,272	13,450	991	9,713

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	135,750	$1,312,648	76,786	$779,045	10,023	$105,957	84,230	$825,588

Units Purchased	526,155	4,232,215	586,117	6,097,114	182,178	1,976,585	152,899	1,381,486
Units Redeemed	(37,095)	(298,379)	(40,678)	(423,154)	(4,643)	(50,370)	(8,471)	(76,537)
Units Exchanged	479,467	3,856,669	49,646	516,445	132,233	1,434,713	145,670	1,316,167

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	968,527	$7,790,505	595,085	$6,190,403	309,768	$3,360,928	290,098	$2,621,116

F-131

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc. (continued)
	Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	7,804	$75,991	3,406	$34,150	4,146	$41,408
Units Redeemed	(609)	(5,934)	(16)	(156)	(206)	(2,062)
Units Exchanged	4,987	48,555	671	6,731	214	2,138

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	12,182	$118,612	4,061	$40,726	4,154	$41,485

Units Purchased	120,276	1,025,263	92,583	836,493	95,178	1,073,146
Units Redeemed	(2,807)	(23,926)	(6,240)	(56,380)	(2,211)	(24,931)
Units Exchanged	74,130	631,909	82,011	740,969	83,879	945,752

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	191,599	$1,633,245	168,354	$1,521,082	176,846	$1,993,968

F-132

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund — Service Class 2
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity-Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	29,382	$283,688	66,358	$470,434	39,742	$423,721	55,437	$527,604
Units Redeemed	(530)	(5,113)	(316)	(2,240)	(207)	(2,203)	(4,102)	(39,038)
Units Exchanged	6,463	62,401	7,516	53,281	935	9,963	9,513	90,539

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	35,315	$340,977	73,558	$521,475	40,470	$431,480	60,848	$579,105

Units Purchased	102,262	821,734	186,407	1,528,544	277,367	2,870,245	304,752	2,151,639
Units Redeemed	(3,040)	(24,436)	(15,941)	(130,721)	(17,155)	(177,518)	(10,049)	(70,951)
Units Exchanged	142,340	1,143,781	229,176	1,879,257	270,173	2,795,816	247,537	1,747,683

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	241,562	$1,941,079	399,642	$3,277,080	530,385	$5,488,542	542,240	$3,828,371

F-133

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III —Service Class 2
	Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	131,911	$1,248,110	83,012	$827,191	42,740	$443,637
Units Redeemed	(1,285)	(12,158)	(296)	(2,954)	(133)	(1,385)
Units Exchanged	14,208	134,434	9,116	90,841	6,452	66,963

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	144,834	$1,370,386	91,832	$915,078	49,059	$509,216

Units Purchased	205,031	1,717,172	124,608	1,110,082	149,548	1,466,141
Units Redeemed	(10,595)	(88,735)	(6,639)	(59,145)	(9,242)	(90,608)
Units Exchanged	136,986	1,147,275	70,231	625,658	214,460	2,102,525

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	331,422	$2,775,712	188,200	$1,676,595	354,766	$3,478,058

F-134

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Federated Insurance Series		Federated Insurance Series — Service Shares		Janus Aspen Series — Service Shares
	International Small Company Fund II		High Income Bond Fund II		Global Life Sciences Portfolio		Global Technology Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	3,788	$33,790	9,701	$93,475	24,302	$248,812	40,115	$360,245
Units Redeemed	—	—	(117)	(1,123)	(2,330)	(23,863)	(1,816)	(16,312)
Units Exchanged	—	—	3,446	33,200	1,040	10,655	747	6,712

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	3,788	$33,790	13,030	$125,552	23,012	$235,604	39,046	$350,645

Units Purchased	17,981	125,856	64,234	600,782	42,614	367,901	104,578	496,893
Units Redeemed	(267)	(1,866)	(6,178)	(57,785)	(2,782)	(24,023)	(2,539)	(12,065)
Units Exchanged	2,125	14,881	72,801	680,915	40,682	351,227	44,768	212,712

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	19,839	$138,872	130,857	$1,223,912	80,514	$695,105	146,807	$697,540

F-135

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Janus Aspen Series — Service Shares (continued)
	Aggressive Growth Portfolio		Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	72,275	$609,031	115,134	$1,074,150	103,916	$1,000,955	96,039	$869,906
Units Redeemed	(406)	(3,417)	(617)	(5,757)	(2,201)	(21,200)	(4,817)	(43,640)
Units Exchanged	10,987	92,588	14,966	139,628	10,396	100,139	27,331	247,563

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	82,856	$698,202	129,483	$1,208,022	112,111	$1,079,893	118,553	$1,073,829

Units Purchased	110,707	517,309	218,111	1,491,245	153,290	1,127,475	166,139	1,103,406
Units Redeemed	(7,743)	(36,177)	(25,674)	(175,536)	(9,088)	(66,846)	(8,248)	(54,773)
Units Exchanged	200,742	938,028	199,302	1,362,648	106,613	784,158	352,714	2,342,534

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	303,706	$1,419,160	391,739	$2,678,357	250,815	$1,844,787	510,605	$3,391,166

F-136

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)				AIM Variable Insurance Funds
	International Growth Portfolio		Balanced Portfolio		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	37,190	$334,941	181,573	$1,776,512	73,146	$718,119	111,536	$968,833
Units Redeemed	(36)	(324)	(291)	(2,846)	(544)	(5,342)	(870)	(7,557)
Units Exchanged	6,268	56,456	20,240	198,022	10,106	99,211	5,323	46,239

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	43,422	$391,072	201,522	$1,971,688	82,708	$811,988	115,989	$1,007,516

Units Purchased	125,906	883,239	379,590	3,462,461	135,911	902,874	137,435	760,026
Units Redeemed	(8,775)	(61,558)	(36,367)	(331,719)	(14,815)	(98,418)	(9,682)	(53,544)
Units Exchanged	104,410	732,432	427,881	3,902,944	205,517	1,365,273	107,406	593,969

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	221,541	$1,554,112	771,104	$7,033,686	326,613	$2,169,730	235,159	$1,300,451

F-137

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Value Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	128,867	$1,157,100	51,553	$494,478	6,965	$69,921	17,019	$155,131
Units Redeemed	(6,759)	(60,694)	(608)	(5,836)	(18)	(179)	(327)	(2,979)
Units Exchanged	12,780	114,752	6,724	64,499	1,691	16,981	1,581	14,410

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	134,888	$1,211,158	57,669	$553,141	8,638	$86,723	18,273	$166,561

Units Purchased	395,448	2,988,345	154,481	1,109,403	87,850	740,284	74,396	604,747
Units Redeemed	(25,184)	(190,315)	(4,340)	(31,171)	(5,527)	(46,574)	(3,284)	(26,699)
Units Exchanged	313,188	2,366,718	123,731	888,573	150,992	1,272,357	66,553	540,995

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	683,452	$5,164,748	273,872	$1,966,806	233,315	$1,966,067	137,665	$1,119,043

F-138

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utility Series		Dreyfus Investment Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	23,018	$232,289	1,584	$14,945	31,186	$286,327	929	$9,336
Units Redeemed	(33)	(334)	—	—	(13)	(117)	—	—
Units Exchanged	9,286	93,711	32	307	1,299	11,930	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	32,271	$325,666	1,616	$15,251	32,472	$298,140	929	$9,336

Units Purchased	143,801	1,288,788	4,067	29,745	52,828	377,636	7,615	82,548
Units Redeemed	(4,161)	(37,291)	(435)	(3,179)	(2,034)	(14,538)	(1,056)	(11,450)
Units Exchanged	131,992	1,182,949	58,717	429,482	44,226	316,137	8,648	93,730

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	271,632	$2,434,445	62,349	$456,048	95,020	$679,235	15,207	$164,828

F-139

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PIMCO Variable Insurance Trust (continued)						Rydex Variable Trust
	Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	11,183	$121,327	11,256	$113,191	49,525	$510,183	79,844	$646,801
Units Redeemed	(28)	(309)	(64)	(641)	(147)	(1,514)	(506)	(4,099)
Units Exchanged	4,339	47,068	419	4,212	9,491	97,777	2,921	23,660

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	15,494	$168,086	11,`611	$116,762	58,869	$606,446	82,259	$666,363

Units Purchased	153,322	1,762,947	113,131	1,116,534	317,920	3,493,729	77,689	375,329
Units Redeemed	(8,820)	(101,407)	(4,173)	(41,183)	(11,997)	(131,841)	(7,690)	(37,151)
Units Exchanged	226,289	2,601,947	87,028	858,917	446,145	4,902,826	87,617	423,298

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	370,791	$4,248,295	195,986	$1,934,268	752,068	$8,264,714	157,616	$761,476

F-140

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	42,206	$443,604	160,773	$1,447,706	13,530	$131,606
Units Redeemed	(2,045)	(21,485)	(473)	(4,260)	(176)	(1,713)
Units Exchanged	2,775	29,170	24,585	221,373	1,640	15,955

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	42,936	$451,289	184,885	$1,664,819	14,994	$145,849

Units Purchased	375,993	3,950,462	275,535	1,925,375	26,222	184,060
Units Redeemed	(14,710)	(154,549)	(22,192)	(155,069)	(1,508)	(10,586)
Units Exchanged	421,618	4,429,836	375,736	2,625,560	22,795	160,013

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	782,901	$8,225,749	629,079	$4,395,866	47,509	$333,487

F-141

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

(6) Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a premium deposit is made. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	603,299	$46.51	$28,059	1.35%	1.00%	(13.45)%
Money Market Fund	3,237,897	17.22	55,757	1.35%	3.80%	2.57%
Total Return Fund	329,490	37.36	12,310	1.35%	2.60%	(4.20)%
International Equity Fund	69,869	12.65	14,382	1.35%	0.91%	(21.93)%
Real Estate Securities Fund	182,258	21.46	24,743	1.35%	4.06%	10.32%
Global Income Fund	26,072	10.03	5,555	1.35%	0.00%	(3.01)%
Mid-Cap Value Equity Fund	370,507	17.07	11,673	1.35%	0.86%	(1.03)%
Income Fund	964,324	12.10	11,668	1.35%	5.68%	5.97%
U.S. Equity Fund	148,206	11.22	1,663	1.35%	0.77%	(9.71)%
Premier Growth Equity Fund	72,776	9.90	720	1.35%	0.11%	(10.37)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	522,745	24.03	12,562	1.35%	6.48%	6.33%
Capital Appreciation Fund/VA	684,426	55.03	37,664	1.35%	0.65%	(13.76)%
Aggressive Growth Fund/VA	1,046,981	43.88	45,942	1.35%	1.04%	(32.20)%
High Income Fund/VA	682,884	30.71	20,971	1.35%	10.69%	0.59%
Multiple Strategies Fund/VA	609,630	32.74	19,959	1.35%	3.82%	0.83%
Variable Insurance Products Fund:
Equity-Income Portfolio	2,514,863	43.63	109,723	1.35%	1.75%	(6.24)%

F-142

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
Growth Portfolio	1,923,051	$52.86	$101,652	1.35%	0.09%	(18.77)%
Overseas Portfolio	1,258,600	20.72	26,078	1.35%	5.60%	(22.24)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	6,746,394	27.58	186,066	1.35%	4.61%	(5.39)%
Contrafund Portfolio	1,463,180	25.87	37,852	1.35%	0.85%	(13.43)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	346,968	14.71	5,104	1.35%	1.34%	(9.98)%
Growth Opportunities Portfolio	220,327	10.83	2,386	1.35%	0.44%	(15.58)%
Federated Insurance Series:
American Leaders Fund II	294,487	17.01	5,009	1.35%	1.37%	(5.51)%
High Income Bond Fund II	214,386	13.98	2,997	1.35%	9.75%	0.01%
Utility Fund II	202,066	14.67	2,964	1.35%	3.45%	(14.89)%
Alger American Fund:
Small Capitalization Portfolio	642,188	8.64	5,549	1.35%	0.05%	(30.47)%
LargeCap Growth Portfolio	723,585	19.07	13,799	1.35%	0.24%	(13.01)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	193,697	17.08	3,308	1.35%	0.00%	(29.25)%
PBHG Growth II Portfolio	274,022	10.83	2,968	1.35%	0.00%	(41.28)%
Janus Aspen Series:
Aggressive Growth Portfolio	1,019,009	24.16	24,619	1.35%	0.00%	(40.27)%
Growth Portfolio	2,307,263	22.97	52,998	1.35%	0.02%	(25.75)%
Worldwide Growth Portfolio	2,399,672	30.58	73,382	1.35%	0.23%	(23.49)%
Balanced Portfolio	1,775,829	22.31	39,619	1.35%	1.29%	(5.95)%
Flexible Income Portfolio	395,265	15.17	5,996	1.35%	3.03%	6.28%
International Growth Portfolio	594,436	18.02	10,712	1.35%	0.34%	(24.27)%
Capital Appreciation Portfolio	575,386	20.25	11,652	1.35%	0.40%	(22.73)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	200,905	9.42	1,893	1.35%	0.00%	(17.88)%
Global Technology Portfolio	150,593	4.22	636	1.35%	0.00%	(38.17)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	77,071	7.80	601	1.35%	0.50%	(10.56)%
Mid Cap Value Fund	603,789	12.04	7,270	1.35%	1.11%	10.54%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	71,246	11.39	811	1.35%	5.18%	5.47%

F-143

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
Investors Fund	304,116	$14.47	$4,401	1.35%	0.84%	(5.44)%
Total Return Fund	30,465	11.12	339	1.35%	2.66%	(2.14)%

Type II:
GE Investments Funds, Inc.:
S&P 500® Index Fund	8,557,014	44.94	384,552	1.40%	1.00%	(13.50)%
Money Market Fund	17,320,111	16.64	288,207	1.40%	3.80%	2.51%
Total Return Fund	2,104,312	36.10	75,966	1.40%	2.60%	(4.26)%
International Equity Fund	919,209	12.49	11,481	1.40%	0.91%	(21.97)%
Real Estate Securities Fund	2,007,545	21.11	42,379	1.40%	4.06%	10.27%
Global Income Fund	300,934	9.91	2,982	1.40%	0.00%	(3.06)%
Mid-Cap Value Equity Fund	4,353,777	16.87	73,448	1.40%	0.86%	(1.09)%
Income Fund	4,478,530	11.98	53,653	1.40%	5.68%	5.92%
U.S. Equity Fund	3,262,755	11.12	36,282	1.40%	0.77%	(9.76)%
Premier Growth Equity Fund	2,201,591	9.83	21,642	1.40%	0.11%	(10.42)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	3,460,570	23.22	80,354	1.40%	6.48%	6.27%
Capital Appreciation Fund/VA	3,602,443	53.17	191,542	1.40%	0.65%	(13.81)%
Aggressive Growth Fund/VA	2,697,267	42.40	114,364	1.40%	1.04%	(32.24)%
High Income Fund/VA	2,829,310	29.67	83,946	1.40%	10.69%	0.54%
Multiple Strategies Fund/VA	1,710,953	31.63	54,117	1.40%	3.82%	0.78%
Variable Insurance Products Fund:
Equity-Income Portfolio	9,234,283	42.16	389,317	1.40%	1.75%	(6.29)%
Growth Portfolio	4,744,104	51.08	242,329	1.40%	0.09%	(18.81)%
Overseas Portfolio	1,347,035	20.02	26,968	1.40%	5.60%	(22.28)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	2,740,751	26.75	73,315	1.40%	4.61%	(5.44)%
Contrafund Portfolio	10,463,953	25.42	265,994	1.40%	0.85%	(13.48)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	5,388,110	14.54	78,343	1.40%	1.34%	(10.03)%
Growth Opportunities Portfolio	3,701,867	10.70	39,610	1.40%	0.44%	(15.63)%
Federated Insurance Series:
American Leaders Fund II	4,307,323	16.77	72,234	1.40%	1.37%	(5.56)%
High Income Bond Fund II	2,986,440	13.74	41,034	1.40%	9.75%	(0.04)%
Utility Fund II	2,347,057	14.41	33,821	1.40%	3.45%	(14.93)%
F-144

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:	Units	Unit Value	000s
Alger American Fund:
Small Capitalization Portfolio	7,002,914	$8.50	$59,525	1.40%	0.05%	(30.51)%
LargeCap Growth Portfolio	9,078,703	18.77	170,407	1.40%	0.24%	(13.06)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	2,370,270	16.88	40,010	1.40%	0.00%	(29.29)%
PBHG Growth II Portfolio	2,517,899	10.71	26,967	1.40%	0.00%	(41.31)%
Janus Aspen Series:
Aggressive Growth Portfolio	5,965,824	23.67	141,211	1.40%	0.00%	(40.30)%
Growth Portfolio	12,018,045	22.50	270,406	1.40%	0.02%	(25.79)%
Worldwide Growth Portfolio	13,140,429	29.95	393,556	1.40%	0.23%	(23.53)%
Balanced Portfolio	15,654,099	21.96	343,764	1.40%	1.29%	(6.01)%
Flexible Income Portfolio	3,772,527	14.93	56,324	1.40%	3.03%	6.22%
International Growth Portfolio	5,720,325	17.77	101,650	1.40%	0.34%	(24.32)%
Capital Appreciation Portfolio	7,276,570	20.02	145,677	1.40%	0.40%	(22.78)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	1,018,589	9.38	9,554	1.40%	0.00%	(17.93)%
Global Technology Portfolio	1,801,374	4.21	7,584	1.40%	0.00%	(38.20)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	1,149,638	7.73	8,887	1.40%	0.50%	(10.61)%
Mid Cap Value Fund	5,607,364	11.93	66,896	1.40%	1.11%	10.48%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	1,168,074	11.30	13,199	1.40%	5.18%	5.42%
Investors Fund	1,905,832	14.35	27,349	1.40%	0.84%	(5.50)%
Total Return Fund	598,880	11.03	6,606	1.40%	2.66%	(2.19)%

F-145

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	17,208,862	$8.92	$153,503	1.55%	1.00%	(13.63)%
Money Market Fund	22,228,201	11.04	245,399	1.55%	3.80%	2.35%
Total Return Fund	3,102,244	10.81	33,535	1.55%	2.60%	(4.40)%
International Equity Fund	707,187	8.27	5,848	1.55%	0.91%	(22.09)%
Real Estate Securities Fund	1,162,740	14.33	16,662	1.55%	4.06%	10.10%
Mid-Cap Value Equity Fund	4,911,126	11.77	57,804	1.55%	0.86%	(1.24)%
Income Fund	2,019,964	11.20	22,624	1.55%	5.68%	5.76%
U.S. Equity Fund	3,528,046	10.19	35,951	1.55%	0.77%	(9.90)%
Premier Growth Equity Fund	4,926,747	9.79	48,233	1.55%	0.11%	(10.55)%
Value Equity Fund	375,400	9.18	3,446	1.55%	1.09%	(10.17)%
Small-Cap Value Equity Fund	764,830	12.06	9,224	1.55%	0.81%	8.26%
Oppenheimer Variable Account Funds:
Bond Fund/VA	2,996,459	10.72	32,122	1.55%	6.48%	6.11%
Capital Appreciation Fund/VA	5,813,569	11.19	65,054	1.55%	0.65%	(13.94)%
Aggressive Growth Fund/VA	3,160,573	10.16	32,111	1.55%	1.04%	(32.34)%
High Income Fund/VA	1,565,613	9.61	15,046	1.55%	10.69%	0.38%
Multiple Strategies Fund/VA	1,253,764	11.55	14,481	1.55%	3.82%	0.63%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	797,433	9.21	7,344	1.55%	0.15%	(13.54)%
Main Street Growth & Income Fund/VA	684,833	8.85	6,061	1.55%	0.17%	(11.67)%
Variable Insurance Products Fund:
Equity-Income Portfolio	6,973,887	10.64	74,202	1.55%	1.75%	(6.43)%
Growth Portfolio	12,207,225	9.04	110,353	1.55%	0.09%	(18.93)%
Overseas Portfolio	1,013,208	8.53	8,643	1.55%	5.60%	(22.40)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	1,657,965	9.65	15,999	1.55%	4.61%	(5.58)%
Contrafund Portfolio	9,684,799	9.33	90,359	1.55%	0.85%	(13.61)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	4,216,916	9.11	38,416	1.55%	1.34%	(10.17)%
Growth Opportunities Portfolio	2,034,188	7.12	14,483	1.55%	0.44%	(15.75)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	1,400,128	9.80	13,721	1.55%	0.22%	(6.70)%
Growth Portfolio	1,258,983	7.97	10,034	1.55%	0.02%	(19.15)%

F-146

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	1,052,251	$8.87	$9,333	1.55%	0.22%	(13.83)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	500,280	8.98	4,493	1.55%	0.37%	(10.42)%
Mid Cap Portfolio	923,291	10.26	9,473	1.55%	0.00%	(5.02)%
Federated Insurance Series:
American Leaders Fund II	2,224,709	9.98	22,203	1.55%	1.37%	(5.70)%
High Income Bond Fund II	1,497,811	8.85	13,256	1.55%	9.75%	(0.20)%
Utility Fund II	988,491	7.95	7,859	1.55%	3.45%	(15.06)%
International Small Company Fund II	60,091	6.97	419	1.55%	0.00%	(31.10)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	309,175	9.96	3,079	1.55%	3.47%	(0.20)%
Alger American Fund:
Small Capitalization Portfolio	3,603,281	7.03	25,331	1.55%	0.05%	(30.61)%
LargeCap Growth Portfolio	9,699,706	9.11	88,364	1.55%	0.24%	(13.19)%
Janus Aspen Series:
Aggressive Growth Portfolio	9,149,067	8.38	76,669	1.55%	0.00%	(40.40)%
Growth Portfolio	15,640,723	8.39	131,226	1.55%	0.02%	(25.91)%
Worldwide Growth Portfolio	11,168,696	9.69	108,225	1.55%	0.23%	(23.64)%
Balanced Portfolio	14,470,083	10.78	155,987	1.55%	1.29%	(6.15)%
Flexible Income Portfolio	2,013,676	11.06	22,271	1.55%	3.03%	6.06%
International Growth Portfolio	4,093,422	10.70	43,800	1.55%	0.34%	(24.43)%
Capital Appreciation Portfolio	12,492,110	9.36	116,926	1.55%	0.40%	(22.89)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	1,091,617	9.36	10,218	1.55%	0.00%	(18.05)%
Global Technology Portfolio	2,037,391	4.20	8,557	1.55%	0.00%	(38.29)%
Aggressive Growth Portfolio	595,649	5.88	3,502	1.55%	0.00%	(40.53)%
Growth Portfolio	839,635	7.20	6,045	1.55%	0.00%	(26.07)%
Capital Appreciation Portfolio	543,083	7.79	4,231	1.55%	0.28%	(23.05)%
Worldwide Growth Portfolio	793,669	7.58	6,016	1.55%	0.11%	(23.82)%
International Growth Portfolio	484,214	7.54	3,651	1.55%	0.31%	(24.62)%
Balanced Portfolio	1,718,954	9.57	16,450	1.55%	1.59%	(6.38)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	831,759	8.74	7,270	1.55%	0.50%	(10.75)%
Mid Cap Value Fund	4,778,066	14.26	68,135	1.55%	1.11%	10.31%

F-147

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
Salomon Brothers Variable Series Funds, Inc:
Strategic Bond Fund	1,091,102	$11.01	$12,013	1.55%	5.18%	5.26%
Investors Fund	2,548,515	11.76	29,971	1.55%	0.84%	(5.64)%
Total Return Fund	780,272	10.29	8,029	1.55%	2.66%	(2.34)%
AIM Variable Insurance Series Funds:
AIM V.I. Capital Appreciation Fund	711,998	7.57	5,390	1.55%	0.00%	(24.48)%
AIM V.I. Growth Fund	256,780	6.58	1,690	1.55%	0.35%	(34.92)%
AIM V.I. Value Fund	1,239,767	8.70	10,786	1.55%	0.23%	(13.92)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	546,216	7.37	4,026	1.55%	0.05%	(26.00)%
MFS® Investors Trust Series	414,666	8.37	3,471	1.55%	0.18%	(17.41)%
MFS® New Discovery Series	422,279	9.90	4,181	1.55%	0.00%	(6.73)%
MFS® Utility Series	527,906	7.77	4,102	1.55%	1.56%	(25.62)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	97,103	10.09	980	1.55%	1.74%	1.71%
The Dreyfus Socially Responsible Growth Fund, Inc.	51,180	7.55	386	1.55%	0.08%	(23.78)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	143,308	10.87	1,558	1.55%	3.00%	5.92%
Long-Term U.S. Government Bond Portfolio	783,091	10.82	8,473	1.55%	4.04%	4.21%
High Yield Bond Portfolio	561,545	10.19	5,722	1.55%	6.66%	0.76%
Total Return Bond Portfolio	1,441,065	10.89	15,693	1.55%	3.84%	6.69%
Rydex Variable Trust:
OTC Fund	236,367	5.58	1,319	1.55%	0.00%	(36.19)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	2,101,249	10.51	22,084	1.55%	0.36%	(1.41)%
Premier Growth Portfolio	970,931	8.04	7,806	1.55%	0.00%	(18.69)%
Quasar Portfolio	158,564	9.04	1,433	1.55%	0.00%	(14.22)%
Prudential Series Fund, Inc.:
SP Prudential U.S. Emerging Growth Portfolio	9,251	8.86	82	1.55%	0.00%	(9.67)%
SP Jennison International Growth Portfolio	2,313	7.43	17	1.55%	0.00%	(38.62)%
Prudential Jennison Portfolio	4,587	8.78	40	1.55%	0.00%	(22.65)%

F-148

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	2,084,126	$8.32	$17,340	1.60%	1.00%	(13.68)%
Money Market Fund	4,564,152	10.94	49,932	1.60%	3.80%	2.30%
Total Return Fund	372,552	10.36	3,860	1.60%	2.60%	(4.45)%
International Equity Fund	121,898	8.11	989	1.60%	0.91%	(22.13)%
Real Estate Securities Fund	93,831	13.10	1,229	1.60%	4.06%	10.04%
Mid-Cap Value Equity Fund	532,256	10.22	5,440	1.60%	0.86%	(1.29)%
Income Fund	257,747	11.27	2,905	1.60%	5.68%	5.70%
U.S. Equity Fund	313,046	9.29	2,908	1.60%	0.77%	(9.94)%
Premier Growth Equity Fund	419,925	9.78	4,107	1.60%	0.11%	(10.60)%
Value Equity Fund	118,284	9.17	1,085	1.60%	1.09%	(10.22)%
Small-Cap Value Equity Fund	108,992	12.05	1,313	1.60%	0.81%	8.20%
Oppenheimer Variable Account Funds:
Bond Fund/VA	290,069	10.78	3,127	1.60%	6.48%	6.06%
Capital Appreciation Fund/VA	735,051	10.78	7,924	1.60%	0.65%	(13.98)%
Aggressive Growth Fund/VA	337,019	9.50	3,202	1.60%	1.04%	(32.37)%
High Income Fund/VA	178,281	9.28	1,654	1.60%	10.69%	0.33%
Multiple Strategies Fund/VA	190,985	10.77	2,057	1.60%	3.82%	0.58%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	86,595	9.20	797	1.60%	0.15%	(13.59)%
Main Street Growth & Income Fund/VA	140,805	8.84	1,245	1.60%	0.17%	(11.72)%
Variable Insurance Products Fund:
Equity-Income Portfolio	917,825	9.30	8,536	1.60%	1.75%	(6.48)%
Growth Portfolio	1,048,860	8.76	9,188	1.60%	0.09%	(18.97)%
Overseas Portfolio	179,907	8.07	1,452	1.60%	5.60%	(22.43)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	220,652	9.43	2,081	1.60%	4.61%	(5.63)%
Contrafund Portfolio	1,229,421	8.96	11,016	1.60%	0.85%	(13.65)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	607,616	8.54	5,189	1.60%	1.34%	(10.21)%
Growth Opportunities Portfolio	268,664	6.79	1,824	1.60%	0.44%	(15.80)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	124,443	9.79	1,218	1.60%	0.22%	(6.75)%
Growth Portfolio	272,129	7.97	2,169	1.60%	0.02%	(19.19)%

F-149

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	215,181	$8.87	$1,909	1.60%	0.22%	(13.88)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	103,917	8.97	932	1.60%	0.37%	(10.47)%
Mid Cap Portfolio	82,604	10.26	848	1.60%	0.00%	(5.06)%
Federated Insurance Series:
American Leaders Fund II	397,695	8.94	3,555	1.60%	1.37%	(5.75)%
High Income Bond Fund II	197,752	8.59	1,699	1.60%	9.75%	(0.25)%
Utility Fund II	129,702	7.59	984	1.60%	3.45%	(15.11)%
International Small Company Fund II	16,924	6.96	118	1.60%	0.00%	(31.14)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	45,977	9.96	458	1.60%	3.47%	(0.25)%
Alger American Fund:
Small Capitalization Portfolio	528,445	6.81	3,599	1.60%	0.05%	(30.65)%
LargeCap Growth Portfolio	1,392,133	8.64	12,028	1.60%	0.24%	(13.23)%
Janus Aspen Series:
Aggressive Growth Portfolio	1,217,251	7.22	8,789	1.60%	0.00%	(40.43)%
Growth Portfolio	1,819,775	7.96	14,485	1.60%	0.02%	(25.95)%
Worldwide Growth Portfolio	1,487,500	9.48	14,101	1.60%	0.23%	(23.68)%
Balanced Portfolio	1,591,602	10.21	16,250	1.60%	1.29%	(6.20)%
Flexible Income Portfolio	200,610	10.98	2,203	1.60%	3.03%	6.01%
International Growth Portfolio	784,857	10.60	8,319	1.60%	0.34%	(24.47)%
Capital Appreciation Portfolio	1,245,067	8.20	10,210	1.60%	0.40%	(22.93)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	154,798	9.35	1,447	1.60%	0.00%	(18.09)%
Global Technology Portfolio	275,684	4.19	1,155	1.60%	0.00%	(38.33)%
Aggressive Growth Portfolio	46,629	5.88	274	1.60%	0.00%	(40.56)%
Growth Portfolio	121,973	7.19	877	1.60%	0.00%	(26.11)%
Capital Appreciation Portfolio	96,923	7.79	755	1.60%	0.28%	(23.09)%
Worldwide Growth Portfolio	227,777	7.58	1,727	1.60%	0.11%	(23.86)%
International Growth Portfolio	48,624	7.53	366	1.60%	0.31%	(24.66)%
Balanced Portfolio	236,619	9.57	2,264	1.60%	1.59%	(6.43)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	173,565	7.97	1,383	1.60%	0.50%	(10.79)%
Mid Cap Value Fund	436,048	12.64	5,512	1.60%	1.11%	10.25%

F-150

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Salomon Brothers Variable Series Funds, Inc:
Strategic Bond Fund	118,221	$10.90	$1,289	1.60%	5.18%	5.20%
Investors Fund	239,512	10.65	2,551	1.60%	0.84%	(5.69)%
Total Return Fund	49,020	9.94	487	1.60%	2.66%	(2.39)%
AIM Variable Insurance Series Funds:
AIM V.I. Capital Appreciation Fund	80,573	7.56	609	1.60%	0.00%	(24.51)%
AIM V.I. Growth Fund	29,164	6.57	192	1.60%	0.35%	(34.95)%
AIM V.I. Value Fund	165,666	8.70	1,441	1.60%	0.23%	(13.97)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	84,171	7.36	619	1.60%	0.05%	(26.04)%
MFS® Investors Trust Series	61,876	8.36	517	1.60%	0.18%	(17.45)%
MFS® New Discovery Series	67,674	9.90	670	1.60%	0.00%	(6.78)%
MFS® Utility Series	41,040	7.76	318	1.60%	1.56%	(25.66)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	64,379	10.09	650	1.60%	1.74%	1.66%
The Dreyfus Socially Responsible Growth Fund, Inc.	21,440	7.55	162	1.60%	0.08%	(23.82)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	23,078	10.86	251	1.60%	3.00%	5.87%
Long-Term U.S. Government Bond Portfolio	132,087	10.81	1,428	1.60%	4.04%	4.16%
High Yield Bond Portfolio	67,250	10.18	685	1.60%	6.66%	0.71%
Total Return Bond Portfolio	397,634	10.88	4,326	1.60%	3.84%	6.63%
Rydex Variable Trust:
OTC Fund	18,702	5.58	104	1.60%	0.00%	(36.22)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	340,210	10.50	3,572	1.60%	0.36%	(1.46)%
Premier Growth Portfolio	68,468	8.03	550	1.60%	0.00%	(18.73)%
Quasar Portfolio	2,245	9.03	20	1.60%	0.00%	(14.26)%

F-151

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	6,754	$8.00	$54	0.75%	1.00%	(12.93)%
Money Market Fund	1,890,168	1.06	2,004	0.75%	3.80%	3.19%
Real Estate Securities Fund	3,236	11.79	38	0.75%	4.06%	10.99%
Mid-Cap Value Equity Fund	2,066	11.02	23	0.75%	0.86%	(0.43)%
Income Fund	3,905	11.26	44	0.75%	5.68%	6.62%
U.S. Equity Fund	4,772	9.04	43	0.75%	0.77%	(9.16)%
Premier Growth Equity Fund	207	8.75	2	0.75%	0.11%	(9.82)%
Variable Insurance Products Fund:
Variable Insurance Products Fund III:
Growth & Income Portfolio	6,651	8.97	60	0.75%	1.34%	(9.44)%
Growth Opportunities Portfolio	194	7.54	1	0.75%	0.44%	(15.07)%
Mid Cap Portfolio	2,055	10.60	22	0.75%	0.00%	(3.94)%
Janus Aspen Series:
Flexible Income Portfolio	941	11.13	10	0.75%	3.03%	6.93%
International Growth Portfolio	320	6.38	2	0.75%	0.34%	(23.81)%
Capital Appreciation Portfolio	649	6.67	4	0.75%	0.40%	(22.26)%
Equity Income Portfolio	287	8.27	2	0.75%	0.59%	(12.42)%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	1,177	6.33	7	0.75%	0.00%	(23.86)%
AIM V.I. Aggressive Growth Fund	1,322	6.83	9	0.75%	0.00%	(26.62)%
AIM V.I. New Technology Fund	15,314	3.49	53	0.75%	8.48%	(47.86)%
AIM V.I. Capital Development Fund	506	9.68	5	0.75%	0.00%	(8.78)%
AIM V.I. Growth and Income Fund	39	6.97	0	0.75%	0.00%	(23.43)%
AIM V.I. Global Utilities Fund	153	6.87	1	0.75%	1.21%	(28.48)%
AIM V.I. Government Securities Fund	822	11.05	9	0.75%	4.33%	4.87%

F-152

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	3,034,072	$7.82	$23,726	1.50%	1.00%	(13.59)%
Money Market Fund	2,491,737	10.49	26,138	1.50%	3.80%	2.40%
Mid-Cap Value Equity Fund	952,179	11.10	10,569	1.50%	0.86%	(1.19)%
U.S. Equity Fund	596,270	8.87	5,289	1.50%	0.77%	(9.85)%
Premier Growth Equity Fund	679,903	8.46	5,752	1.50%	0.11%	(10.51)%
Value Equity Fund	321,742	8.93	2,873	1.50%	1.09%	(10.13)%
Small-Cap Value Equity Fund	603,771	12.31	7,432	1.50%	0.81%	8.31%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	1,175,084	8.14	9,565	1.50%	0.15%	(13.50)%
Main Street Growth & Income Fund/VA	1,249,865	7.98	9,974	1.50%	0.17%	(11.63)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	1,247,800	10.31	12,865	1.50%	0.22%	(6.66)%
Growth Portfolio	1,934,977	6.79	13,138	1.50%	0.02%	(19.11)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	1,382,517	8.08	11,171	1.50%	0.22%	(13.79)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	566,471	8.76	4,962	1.50%	0.37%	(10.38)%
Mid Cap Portfolio	1,749,762	10.18	17,813	1.50%	0.00%	(4.97)%
Federated Insurance Series:
International Small Company Fund II	111,247	5.78	643	1.50%	0.00%	(31.07)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	267,415	9.19	2,458	1.50%	3.47%	(0.15)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	490,003	8.79	4,307	1.50%	0.00%	(18.01)%
Global Technology Portfolio	972,418	4.11	3,997	1.50%	0.00%	(38.26)%
Aggressive Growth Portfolio	1,979,779	3.96	7,840	1.50%	0.00%	(40.50)%
Growth Portfolio	1,965,673	6.16	12,109	1.50%	0.00%	(26.03)%
Capital Appreciation Portfolio	1,732,144	6.50	11,259	1.50%	0.28%	(23.01)%
Worldwide Growth Portfolio	2,117,193	6.23	13,190	1.50%	0.11%	(23.79)%
International Growth Portfolio	1,007,056	6.11	6,153	1.50%	0.31%	(24.59)%
Balanced Portfolio	2,682,847	9.01	24,172	1.50%	1.59%	(6.34)%

F-153

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	1,178,042	$6.17	$7,269	1.50%	0.00%	(24.44)%
AIM V.I. Growth Fund	860,251	4.90	4,215	1.50%	0.35%	(34.88)%
AIM V.I. Value Fund	2,168,360	7.31	15,851	1.50%	0.23%	(13.88)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	1,370,095	6.66	9,125	1.50%	0.05%	(25.97)%
MFS® Investors Trust Series	591,306	8.14	4,813	1.50%	0.18%	(17.37)%
MFS® New Discovery Series	643,039	8.37	5,382	1.50%	0.00%	(6.68)%
MFS® Utility Series	973,433	7.61	7,408	1.50%	1.56%	(25.59)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	150,127	7.45	1,118	1.50%	1.74%	1.76%
The Dreyfus Socially Responsible Growth Fund, Inc.	675,418	6.57	4,437	1.50%	0.08%	(23.74)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	60,992	11.01	672	1.50%	3.00%	5.97%
Long-Term U.S. Government Bond Portfolio	734,864	11.58	8,510	1.50%	4.04%	4.26%
High Yield Bond Portfolio	455,975	10.01	4,564	1.50%	6.66%	0.81%
Total Return Bond Portfolio	1,662,057	11.29	18,765	1.50%	3.84%	6.74%
Rydex Variable Trust:
OTC Fund	985,138	3.89	3,832	1.50%	0.00%	(36.16)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	2,564,812	10.59	27,161	1.50%	0.36%	(1.36)%
Premier Growth Portfolio	2,070,574	6.53	13,521	1.50%	0.00%	(18.65)%
Quasar Portfolio	332,400	7.44	2,473	1.50%	0.00%	(14.18)%

F-154

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	1,104,277	$7.79	$8,602	1.70%	1.00%	(13.77)%
Money Market Fund	671,871	10.46	7,028	1.70%	3.80%	2.19%
Mid-Cap Value Equity Fund	319,791	11.06	3,537	1.70%	0.86%	(1.39)%
U.S. Equity Fund	374,328	8.85	3,313	1.70%	0.77%	(10.04)%
Premier Growth Equity Fund	203,781	8.44	1,720	1.70%	0.11%	(10.69)%
Value Equity Fund	172,415	8.90	1,534	1.70%	1.09%	(10.31)%
Small-Cap Value Equity Fund	181,000	12.27	2,221	1.70%	0.81%	8.09%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	276,877	8.12	2,248	1.70%	0.15%	(13.68)%
Main Street Growth & Income Fund/VA	473,200	7.95	3,762	1.70%	0.17%	(11.81)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	570,855	10.28	5,868	1.70%	0.22%	(6.85)%
Growth Portfolio	603,088	6.77	4,083	1.70%	0.02%	(19.27)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	476,256	8.06	3,839	1.70%	0.22%	(13.97)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	280,032	8.74	2,447	1.70%	0.37%	(10.56)%
Mid Cap Portfolio	403,825	10.14	4,095	1.70%	0.00%	(5.16)%
Federated Insurance Series:
International Small Company Fund II	23,627	5.76	136	1.70%	0.00%	(31.21)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	143,887	9.16	1,318	1.70%	3.47%	(0.36)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	103,526	8.76	907	1.70%	0.00%	(18.18)%
Global Technology Portfolio	185,853	4.10	762	1.70%	0.00%	(38.39)%
Aggressive Growth Portfolio	386,562	3.95	1,527	1.70%	0.00%	(40.63)%
Growth Portfolio	521,222	6.14	3,200	1.70%	0.00%	(26.19)%
Capital Appreciation Portfolio	362,926	6.48	2,352	1.70%	0.28%	(23.17)%
Worldwide Growth Portfolio	629,158	6.21	3,907	1.70%	0.11%	(23.94)%
International Growth Portfolio	264,963	6.09	1,614	1.70%	0.31%	(24.74)%
Balanced Portfolio	972,626	8.98	8,734	1.70%	1.59%	(6.53)%

F-155

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	409,321	$6.15	$2,517	1.70%	0.00%	(24.59)%
AIM V.I. Growth Fund	351,148	4.88	1,714	1.70%	0.35%	(35.02)%
AIM V.I. Value Fund	818,340	7.29	5,966	1.70%	0.23%	(14.06)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	331,541	6.64	2,201	1.70%	0.05%	(26.12)%
MFS® Investors Trust Series	241,953	8.11	1,962	1.70%	0.18%	(17.54)%
MFS® New Discovery Series	155,938	8.35	1,302	1.70%	0.00%	(6.88)%
MFS® Utility Series	303,903	7.59	2,307	1.70%	1.56%	(25.74)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	63,965	7.43	475	1.70%	1.74%	1.55%
The Dreyfus Socially Responsible Growth Fund, Inc.	127,492	6.55	835	1.70%	0.08%	(23.90)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	16,136	10.98	177	1.70%	3.00%	5.76%
Long-Term U.S. Government Bond Portfolio	386,285	11.55	4,462	1.70%	4.04%	4.05%
High Yield Bond Portfolio	207,597	9.98	2,072	1.70%	6.66%	0.60%
Total Return Bond Portfolio	810,937	11.26	9,131	1.70%	3.84%	6.52%
Rydex Variable Trust:
OTC Fund	239,875	3.88	931	1.70%	0.00%	(36.29)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	825,837	10.56	8,721	1.70%	0.36%	(1.56)%
Premier Growth Portfolio	813,964	6.51	5,299	1.70%	0.00%	(18.81)%
Quasar Portfolio	62,503	7.42	464	1.70%	0.00%	(14.35)%

F-156

GE LIFE AND ANNUITY ASSURANCE COMPANY

Financial Statements

Year ended December 31, 2001

(With Independent Auditors’ Report Thereon)

GE LIFE AND ANNUITY ASSURANCE COMPANY

December 31, 2001

Independent Auditors’ Report

The Board of Directors
GE Life and Annuity Assurance Company:

We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholders’ interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in notes 1 and 11 to the consolidated financial statements, the Company changed its method of accounting for derivatives in 2001.

As discussed in notes 1 and 9 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.

Richmond, Virginia
January 15, 2002

F-1

GE LIFE AND ANNUITY ASSURANCE COMPANY
AND SUBSIDIARY

Consolidated Balance Sheets

(Dollar amounts in millions, except per share amounts)
	December 31,
	2001	2000
Assets
Investments:
Fixed maturities available-for-sale, at fair value	$10,539.6	$9,260.5
Equity securities available-for-sale, at fair value:
Common stocks	20.6	15.3
Preferred stocks, non-redeemable	17.2	20.8
Investment in affiliate	2.6	2.6
Mortgage loans, net of valuation allowance of $18.2 and $14.3 at December 31, 2001 and 2000, respectively	938.8	1,130.0
Policy loans	109.4	89.0
Real estate owned	3.5	2.5
Other invested assets	147.4	134.7

Total investments	11,779.1	10,655.4

Cash and cash equivalents	—	71.4
Accrued investment income	208.4	215.9
Deferred acquisition costs	853.8	715.7
Intangible assets	352.9	400.4
Reinsurance recoverable	151.1	90.6
Other assets	117.0	69.9
Separate account assets	8,994.3	10,393.2

Total assets	$22,456.6	$22,612.5

Liabilities and Shareholders’ Interest
Liabilities:
Future annuity and contract benefits	$10,975.3	$9,934.3
Liability for policy and contract claims	189.0	140.4
Other policyholder liabilities	91.4	164.0
Accounts payable and accrued expenses	548.9	473.9
Deferred income tax liability	75.5	32.0
Separate account liabilities	8,994.3	10,393.2

Total liabilities	20,874.4	21,137.8

Shareholders’ interest:
Net unrealized investment losses	(17.4)	(18.7)
Derivatives qualifying as hedges	(8.1)	—

Accumulated non-owner changes in equity	(25.5)	(18.7)
Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued and outstanding)	120.0	120.0
Common stock ($1,000 par value, 50,000 authorized, 25,651 shares issued and outstanding)	25.6	25.6
Additional paid-in capital	1,050.7	1,050.7
Retained earnings	411.4	297.1

Total shareholders’ interest	1,582.2	1,474.7

Total liabilities and shareholders’ interest	$22,456.6	$22,612.5

See accompanying Notes to Consolidated Financial Statements.

F-2

GE LIFE AND ANNUITY ASSURANCE COMPANY
AND SUBSIDIARY

Consolidated Statements of Income

(Dollar amounts in millions)

	Years Ended December 31,
	2001	2000	1999
Revenues:
Net investment income	$698.9	$708.9	$638.2
Net realized investment gains	29.1	4.3	12.0
Premiums	108.4	116.3	123.9
Cost of insurance	126.1	126.0	129.0
Variable product fees	131.1	148.7	90.2
Other income	40.8	49.2	24.6

Total revenues	1,134.4	1,153.4	1,017.9

Benefits and expenses:
Interest credited	533.8	532.6	440.8
Benefits and other changes in policy reserves	182.3	223.6	214.7
Commissions	162.7	229.3	192.1
General expenses	129.0	124.8	124.7
Amortization of intangibles, net	50.0	43.7	58.3
Change in deferred acquisition costs, net	(125.3)	(237.7)	(179.1)
Interest expense	2.2	1.1	1.9

Total benefits and expenses	934.7	917.4	853.4

Income before income taxes and cumulative effect of change in accounting principle	199.7	236.0	164.5
Provision for income taxes	70.1	72.9	56.6

Income before cumulative effect of change in accounting principle	129.6	163.1	107.9

Cumulative effect of change in accounting principle, net of tax	(5.7)	—	5.0

Net income	$123.9	$163.1	$112.9

See accompanying Notes to Consolidated Financial Statements.

F-3

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Shareholders’ Interest

(Dollar amounts in millions)

	Preferred Stock		Common Stock		Common Stock Declared but not Issued
	Shares	Amount	Shares	Amount	Shares	Amount
Balances at December 31, 1998	120,000	$120.0	7,010	$7.0	18,641	$18.6
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—
Net unrealized losses on investment securities (a)	—	—	—	—	—	—

Total changes other than transactions with shareholders
Cash dividend declared and paid	—	—	—	—	—	—
Common stock issued	—	—	18,641	18.6	(18,641)	(18.6)
Adjustment to reflect purchase method	—	—	—	—	—	—

Balances at December 31, 1999	120,000	120.0	25,651	25.6	—	—
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—
Net unrealized gains on investment securities (a)	—	—	—	—	—	—

Total changes other than transactions with shareholders
Cash dividend declared and paid	—	—	—	—	—	—

Balances at December 31, 2000	120,000	120.0	25,651	25.6	—	—
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—
Net unrealized gains on investment securities (a)	—	—	—	—	—	—
Cumulative effect on shareholders’ interest of adopting SFAS 133 (b)	—	—	—	—	—	—
Derivatives qualifying as hedges	—	—	—	—	—	—

Total changes other than transactions with shareholders
Cash dividend declared and paid	—	—	—	—	—	—

Balances at December 31, 2001	120,000	$120.0	25,651	$25.6	—	$—

(a)	Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b)	Presented net of deferred taxes of $4.4.

See accompanying Notes to Consolidated Financial Statements.

F-4

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Shareholders’ Interest

(Dollar amounts in millions)

	Additional Paid-In Capital	Accumulated Non-owner Changes in Equity	Retained Earnings	Total Shareholders’ Interest

Balances at December 31, 1998	$1,050.1	$57.8	$40.3	$1,293.8
Changes other than transactions with shareholders:
Net income	—	—	112.9	112.9
Net unrealized losses on investment securities (a)	—	(192.0)	—	(192.0)

Total changes other than transactions with shareholders				(79.1)
Cash dividend declared and paid	—	—	(9.6)	(9.6)
Common stock issued	—	—	—	—
Adjustment to reflect purchase method	0.6	—	—	0.6

Balances at December 31, 1999	1,050.7	(134.2)	143.6	1,205.7
Changes other than transactions with shareholders:
Net income	—	—	163.1	163.1
Net unrealized gains on investment securities (a)	—	115.5	—	115.5

Total changes other than transactions with shareholders				278.6
Cash dividend declared and paid	—	—	(9.6)	(9.6)

Balances at December 31, 2000	1,050.7	(18.7)	297.1	1,474.7
Changes other than transactions with shareholders:
Net income	—	—	123.9	123.9
Net unrealized gains on investment securities (a)	—	1.3	—	1.3
Cumulative effect on shareholders’ interest of adopting SFAS 133 (b)	—	(7.8)	—	(7.8)
Derivatives qualifying as hedges	—	(0.3)	—	(0.3)

Total changes other than transactions with shareholders				117.1
Cash dividend declared and paid	—	—	(9.6)	(9.6)

Balances at December 31, 2001	$1,050.7	$(25.5)	$411.4	$1,582.2

(a)	Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b)	Presented net of deferred taxes of $4.4.

See accompanying Notes to Consolidated Financial Statements.

F-5

GE LIFE AND ANNUITY ASSURANCE COMPANY
AND SUBSIDIARY

Consolidated Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2001	2000	1999
Cash flows from operating activities:
Net income	$123.9	$163.1	$112.9

Adjustments to reconcile net income to net cash provided by operating activities:
Cumulative effect of change in accounting principle, net of tax	5.7	—	(5.0)
Cost of insurance and surrender fees	(155.9)	(149.3)	(169.5)
Decrease in future policy benefits	589.9	688.9	565.5
Net realized investment gains	(29.1)	(4.3)	(12.0)
Amortization of investment premiums and discounts	6.8	(3.4)	(1.3)
Amortization of intangibles	50.0	43.7	58.3
Deferred income tax expense	51.1	94.5	25.0
Change in certain assets and liabilities:
Decrease (increase) in:
Accrued investment income	7.5	(25.7)	(48.6)
Deferred acquisition costs	(125.3)	(237.7)	(179.1)
Other assets, net	(45.0)	188.2	(195.1)
Increase (decrease) in:
Policy and contract claims	39.7	25.5	(43.4)
Other policyholder liabilities	(71.5)	26.8	20.0
Accounts payable and accrued expenses	72.4	276.2	73.8

Total adjustments	396.3	923.4	88.6

Net cash provided by operating activities	520.2	1,086.5	201.5

Cash flows from investing activities:
Short-term investment activity, net	(22.9)	(17.6)	—
Proceeds from sales and maturities of investment securities and other invested assets	3,904.1	1,997.0	1,702.2
Principal collected on mortgage and policy loans	332.6	102.1	103.3
Proceeds collected from policy loan securitization	—	—	145.1
Purchases of investment securities and other invested assets	(5,182.8)	(3,047.2)	(3,037.4)
Mortgage loan originations and increase in policy loans	(167.9)	(437.4)	(170.4)

Net cash used in investing activities	(1,136.9)	(1,403.1)	(1,257.2)

Cash flows from financing activities:
Proceeds from issue of investment contracts	4,120.9	5,274.4	4,717.6
Redemption and benefit payments on investment contracts	(3,566.0)	(4,946.8)	(3,593.4)
Cash dividends to shareholders	(9.6)	(9.6)	(9.6)

Net cash provided by financing activities	545.3	318.0	1,114.6

Net increase (decrease) in cash and equivalents	(71.4)	1.4	58.9
Cash and cash equivalents at beginning of year	71.4	70.0	11.1

Cash and cash equivalents at end of year	$—	$71.4	$70.0

See accompanying Notes to Consolidated Financial Statements.

F-6

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(1)  Summary of Significant Accounting Policies

(a)  Principles of Consolidation

The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the “Company” or “GELAAC”). All significant intercompany accounts and transactions have been eliminated in consolidation.

The majority of GELAAC’s outstanding common stock is owned by General Electric Capital Assurance Company (“GECA”). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (“GEFAHI”), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation (“GECC”). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. (“GE Capital Services”), which in turn is wholly-owned, directly or indirectly, by General Electric Company.

(b)  Basis of Presentation

These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

(c)  Products

The Company’s product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company’s principal product lines under the Wealth Accumulation and Transfer segment are annuities (deferred and immediate; either fixed or variable), life insurance (universal, variable, ordinary and group) and guaranteed investment contracts (“GICs”) including funding agreements.

Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company’s principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance.

The Company distributes its products through two primary channels: intermediaries (such as brokerage general agents, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers and specialized brokers) and career or dedicated sales forces, who distribute certain of the Company’s products on an exclusive basis, some of whom are not employees of the Company. Approximately 30%, 25% and 28% of the Company’s sales of variable products in 2001, 2000 and 1999, respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company’s competitive position in the marketplace, the availability of business from other distributors, and the Company’s mix of other products.

F-7

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The Company offers insurance products throughout the United States of America (except New York). Approximately 17%, 18% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the South Atlantic region of the United States, approximately 23%, 24% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the Mid-Atlantic region of the United States and approximately 13%, 9% and 11% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in California.

(d)  Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

(e)  Cash and Cash Equivalents

Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days are included in other invested assets.

(f)  Investment Securities

The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) and its equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders’ interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded

F-8

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

Mortgage and policy loans are stated at their unpaid principal balance, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management’s best estimate of probable losses, including specific allowances for known troubled credits, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

Short-term investments, if any, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

(g)  Deferred Acquisition Costs

Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

Acquisition costs include first-year commissions in excess of recurring renewal commissions, and certain support costs such as underwriting and policy issue costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

(h)  Intangible Assets

Present Value of Future Profits — In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits (“PVFP”), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company’s net income but rather as a credit or charge to shareholders’ interest, net of applicable income tax.

F-9

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Goodwill — Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

(i)  Federal Income Taxes

The Company files a consolidated life insurance federal income tax return with its parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

(j)  Reinsurance

Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

(k)  Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder’s current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

(l)  Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

(m)  Separate Accounts

The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity and variable life contract holders. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders’ equity in those assets.

The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2001, approximately $55.9 of the Company’s other invested assets related to its capital investments is in the separate accounts.

F-10

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(n)  Accounting Changes

At January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 11.

At January 1, 2001, the Company’s consolidated financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

	Earnings	Shareholders’ Interest
Adjustment to fair value of derivatives (a)	$(8.7)	$(12.2)
Income tax effects	3.0	4.4

Totals	$(5.7)	$(7.8)

(a)	For earnings effect, amount shown is net of hedged items.

The cumulative effect on shareholders’ interest was primarily attributable to marking to market swap contracts used to hedge variable-rate investments. Decreases in the fair values of these instruments were attributable to changes in interest rates since inception of the hedging arrangement. As a matter of policy, the Company ensures that funding, including the effect of derivatives, of its investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

In November 2000, the Emerging Issues Task Force of the Financial Accounting Standards Board (FASB) reached a consensus on accounting for impairment of retained beneficial interests (EITF 99-20). Under this consensus, impairment of certain beneficial interests in securitized assets must be recognized when (1) the asset’s fair value is below its carrying value, and (2) it is probable that there has been an adverse change in estimated cash flows. Previously, impairment on such assets was recognized when the asset’s carrying value exceeded estimated cash flows discounted at a risk free rate of return. The effect of adopting EITF 99-20 at January 1, 2001 was not significant to the Company’s operating results.

See Note 9 for Change in Accounting for Insurance-Related Assessments in 1999.

(o)  Accounting Pronouncement Not Yet Adopted

SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any

F-11

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7.

(2)  Investment Securities

(a)  General

For the years ended December 31, the sources of investment income of the Company were as follows:

	2001	2000	1999
Fixed maturities	$615.2	$623.1	$557.9
Equity securities	1.7	1.8	2.2
Mortgage loans	80.9	80.0	66.9
Policy loans	7.1	4.6	14.0
Other investments	1.8	6.7	2.5

Gross investment income	706.7	716.2	643.5
Investment expenses	(7.8)	(7.3)	(5.3)

Net investment income	$698.9	$708.9	$638.2

For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

	2001	2000	1999
Sales proceeds	$2,663.3	$874.2	$590.3

Gross realized investment:
Gains	100.5	29.3	28.6
Losses	(71.4)	(25.0)	(16.6)

Net realized investment gains	$29.1	$4.3	$12.0

The additional proceeds from investments presented in the Company’s Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders’ interest as of December 31 are summarized as follows:

F-12

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

	2001	2000	1999
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
Fixed maturities	$(41.2)	$(34.4)	$(2425.0)
Equity securities	4.6	(1.6)	(0.4)
Other invested assets	(16.4)	(3.2)	(4.1)

Subtotal	(53.0)	(39.2)	(249.5)

Adjustments to the present value of future profits and deferred acquisition costs	25.2	10.1	43.1
Deferred income taxes	10.4	10.4	72.2

Net unrealized losses on available-for-sale investment securities	$(17.4)	$(18.7)	$(134.2)

The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

	2001	2000	1999
Net unrealized gains (losses) on investment securities — beginning of year	$(18.7)	$(134.2)	$57.8
Unrealized gains (losses) on investment securities — net of deferred taxes of ($5.1), ($63.3) and $99.1	10.8	118.3	(184.2)
Reclassification adjustments — net of deferred taxes of $5.1, $1.5 and $4.5	(9.5)	(2.8)	(7.8)

Net unrealized losses on investment securities — end of year	$(17.4)	$(18.7)	$(134.2)

At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company’s fixed maturities and equity securities available-for-sale were as follows:

2001	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Fixed maturities:
U.S. government and agency	$5.1	$0.1	$—	$5.2
State and municipal	1.2	—	—	1.2
Non-U.S. government	37.0	0.2	(0.5)	36.7
U.S. corporate	5,976.7	93.6	(199.4)	5,870.9
Non-U.S. corporate	819.5	10.5	(18.0)	812.0
Mortgage-backed	2,217.3	50.9	(7.3)	2,260.9
Asset-backed	1,524.0	31.5	(2.8)	1,552.7

Total fixed maturities	10,580.8	186.8	(228.0)	10,539.6
Common stocks and non-redeemable preferred stocks	33.2	4.8	(0.2)	37.8

Total available-for-sale securities	$10,614.0	$191.6	$(228.2)	$10,577.4

F-13

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

2000	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Fixed maturities:
U.S. government and agency	$10.3	$0.3	$—	$10.6
State and municipal	1.3	—	—	1.3
Non-U.S. government	3.0	—	—	3.0
U.S. corporate	5,705.5	24.2	(148.8)	5,580.9
Non-U.S. corporate	851.2	35.3	(2.2)	884.3
Mortgage-backed	1,762.2	44.0	—	1,806.2
Asset-backed	961.4	12.8	—	974.2

Total fixed maturities	9,294.9	116.6	(151.0)	9,260.5
Common stocks and non-redeemable preferred stocks	37.7	0.9	(2.5)	36.1

Total available-for-sale securities	$9,332.6	$117.5	$(153.5)	$9,296.6

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$131.3	$131.3
Due one year through five years	2,518.4	2,524.6
Due five years through ten years	2,570.8	2,524.9
Due after ten years	1,619.0	1,545.2

Subtotals	6,839.5	6,726.0
Mortgage-backed securities	2,217.3	2,260.9
Asset-backed securities	1,524.0	1,552.7

Totals	$10,580.8	$10,539.6

As of December 31, 2001, $1,175.0 of the Company’s investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.5 and $5.6 as of December 31, 2001 and 2000, respectively.

As of December 31, 2001, approximately 20.7%, 17.2% and 14.3% of the Company’s investment portfolio is comprised of securities issued by the manufacturing, financial and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company’s investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As of December 31, 2001 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders’ interest.

F-14

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody’s.

	2001		2000
	Fair value	Percent	Fair value	Percent
Agencies and treasuries	$250.5	2.4%	$226.8	2.5%
AAA/Aaa	3,232.4	30.7	2,406.5	26.0
AA/Aa	841.9	8.0	645.7	7.0
A/A	2,432.5	23.1	2,161.3	23.3
BBB/Baa	2,366.6	22.4	2,259.4	24.4
BB/Ba	346.2	3.3	365.9	4.0
B/B	95.6	0.9	168.0	1.8
CCC/Ca	10.0	0.1	10.1	0.1
Not rated	963.9	9.1	1,016.8	11.0

Totals	$10,539.6	100.0%	$9,260.5	100.1%

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as “not rated.” This has neither positive nor negative implications regarding the value of the security.

At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $11.7 and $6.4, respectively.

The Company has limited partnership commitments outstanding of $16.0 and $51.5 at December 31, 2001 and 2000, respectively.

(b)  Mortgage and Real Estate Portfolio

The Company’s mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

Geographic distribution as of December 31, 2001:

	Mortgage	Real Estate
South Atlantic	26.8%	100.0%
Mid Atlantic	10.3	—
Pacific	30.7	—
East North Central	10.0	—
West South Central	4.6	—
Mountain	9.8	—
Other	7.8	—

Totals	100.0%	100.0%

F-15

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Type distribution as of December 31, 2001:

	Mortgage	Real Estate
Office Building	27.6%	—%
Retail	26.1	100.0
Industrial	28.0	—
Apartments	12.9	—
Other	5.4	—

Totals	100.0%	100.0%

For the years ended December 31, 2001 and 2000, respectively, the Company originated $36.0 and $96.6 of mortgages secured by real estate in California, which represents 25% and 22% of the Company’s total U.S. originations for those years.

GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2001 and 2000, totaled $6.7 and $3.6 respectively.

“Impaired” loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company’s commercial loans.

Under these principles, the Company has two types of “impaired” loans: loans requiring allowances for losses (none as of December 31, 2001 and 2000) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($7.6 and $6.3, as of December 31, 2001 and 2000, respectively). Average investment in impaired loans during 2001, 2000 and 1999 was $6.8, $11.5 and $15.0 and interest income earned on these loans while they were considered impaired was $0.9, $0.8 and $2.6 for the years ended 2001, 2000 and 1999, respectively.

The following table presents the activity in the allowance for losses during the years ended December 31:

	2001	2000	1999
Balance at January 1	$14.3	$23.3	$20.9
Provision (benefit) charged (credited) to operations	2.3	(11.1)	1.6
Amounts written off, net of recoveries	1.6	2.1	0.8

Balance at December 31	$18.2	$14.3	$23.3

During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

The allowance for losses on mortgage loans at December 31, 2001, 2000 and 1999 represented 1.9%, 1.3% and 2.8% of gross mortgage loans, respectively.

The Company had $5.0 and $4.5 of non-income producing mortgage loans as of December 31, 2000 and 1999, respectively. There were no non-income producing mortgage loans as of December 31, 2001.

F-16

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(3)  Deferred Acquisition Costs

Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

	2001	2000	1999
Unamortized balance at January 1	$712.9	$475.2	$296.1
Costs deferred	204.1	304.4	218.9
Amortization, net	(78.8)	(66.7)	(39.8)

Unamortized balance at December 31	838.2	712.9	475.2
Cumulative effect of net unrealized investment losses	15.6	2.8	7.3

Financial statement balance at December 31	$853.8	$715.7	$482.5

(4)  Intangible Assets

(a)  Present Value of Future Profits

The method used by the Company to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

The following table presents the activity in PVFP for the years ended December 31:

	2001	2000	1999
Unamortized balance at January 1	$278.1	$314.8	$367.0
Interest accreted at 6.57%, 5.94% and 6.64% for 2001, 2000 and 1999, respectively	16.3	17.1	21.9
Amortization	(59.3)	(53.8)	(74.1)

Unamortized balance at December 31	235.1	278.1	314.8
Cumulative effect of net unrealized investment losses	9.6	7.3	35.8

Financial statement balance at December 31	$244.7	$285.4	$350.6

The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2002	11.8%
2003	9.7
2004	8.4
2005	7.3
2006	6.5

(b)  Goodwill

At December 31, 2001 and 2000, total unamortized goodwill was $107.4 and $114.4, respectively, which is shown net of accumulated amortization and adjustments of $43.3 and $36.3 for the years ended December 31,

F-17

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

2001 and 2000, respectively. Goodwill amortization was $7.0, $7.0 and $6.0 for the years ending December 31, 2001, 2000 and 1999, respectively.

(5)  Reinsurance

GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC’s reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

The effects of reinsurance on premiums earned for the years ended December 31 were as follows:

	2001	2000	1999
Direct	$128.8	$145.6	$166.6
Assumed	3.3	3.3	3.0
Ceded	(23.7)	(32.5)	(45.7)

Net premiums earned	$108.4	$116.4	$123.9

Percentage of amount assumed to net	3%	3%	2%

Due to the nature of the Company’s insurance contracts, premiums earned approximate premiums written.

Reinsurance recoveries recognized as a reduction of benefits amounted to $58.0, $54.3 and $68.2 for the years ended December 31, 2001, 2000 and 1999, respectively.

(6)  Future Annuity and Contract Benefits

(a)  Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder’s contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

(b)  Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

F-18

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The following chart summarizes the major assumptions underlying the Company’s recorded liabilities for future annuity and contract benefits:

	Withdrawal Assumption	Mortality/ Morbidity Assumption	Interest Rate Assumption	December 31,
				2001	2000
Investment contracts	N/A	N/A	N/A	$8,788.6	$7,759.7
Limited-payment contracts	None	(a)	3.5-10.0%	17.9	17.4
Traditional life insurance contracts	Company	(b)	7.0% grading	344.2	362.3
	Experience		to 6.5%
Universal life-type contracts	N/A	N/A	N/A	1,774.9	1,747.5
Accident and health	Company	(c)	7.5% grading	49.7	47.4
	Experience		to 4.75%

Total future annuity and contract benefits				$10,975.3	$9,934.3

(a)	Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b)	Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c)	The 1958 Commissioner’s Standard Ordinary Table, 1964 modified and 1987 Commissioner’s Disability Tables, and Company experience.

(7)  Income Taxes

The total provision for income taxes for the years ended December 31 consisted of the following components:

	2001	2000	1999
Current federal income tax provision (benefit)	$18.2	$(20.8)	$29.3
Deferred federal income tax provision	49.1	90.5	24.9

Subtotal-federal provision	67.3	69.7	54.2

Current state income tax provision (benefit)	0.8	(0.8)	2.3
Deferred state income tax provision	2.0	4.0	0.1

Subtotal-state provision	2.8	3.2	2.4

Total income tax provision	$70.1	$72.9	$56.6

The reconciliation of the federal statutory rate to the effective income tax rate at December 31 is as follows:

	2001	2000	1999
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal income tax benefit	0.5	0.5	0.5
Non-deductible goodwill amortization	1.2	1.0	1.2
Dividends-received deduction	(2.9)	(1.7)	(1.6)
Other, net	1.3	(3.9)	(0.7)

Effective rate	35.1%	30.9%	34.4%

F-19

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The components of the net deferred tax liability at December 31 are as follows:

	2001	2000
Assets:
Insurance reserve amounts	$161.8	$165.6
Net unrealized losses on investment securities	10.4	10.4
Net unrealized loss on derivatives	5.0	—

Total deferred income tax assets	177.2	176.0

Liabilities:
Investments	1.6	5.3
Present value of future profits	47.3	50.3
Deferred acquisition costs	194.6	149.6
Other	9.2	2.8

Total deferred income tax liabilities	252.7	208.0

Net deferred income tax liability	$75.5	$32.0

Based on an analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

The Company received a refund of federal and state taxes for the year ended December 31, 2001 of $23.9, and paid $41.1 and $41.8, for federal and state income taxes for the years ended December 31, 2000 and 1999, respectively.

(8)  Related Party Transactions

GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $18.3, $11.1 and $14.8 for the years ended December 31, 2001, 2000 and 1999, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $68.1, $55.2 and $45.1, for the years ended December 31, 2001, 2000 and 1999, respectively.

GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $0.6, $1.1 and $1.9 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company pays interest at the cost of funds of GNA Corporation, which was 2.8%, 6.9% and 5.9% as of December 31, 2001, 2000 and 1999, respectively. The amounts outstanding as of December 31, 2001 and 2000 were $50.5 and $85.7, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

(9)  Guaranty Association Assessments

The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

F-20

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $0.1, $0.5, and $0.1 to various state guaranty associations during 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, accounts payable and accrued expenses include $4.7 and $4.6, respectively, related to estimated future payments.

Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 (net of income taxes of $2.8).

(10)  Litigation

The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company’s Consolidated Financial Statements.

On November 1, 2000, the Company was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, the Company successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from the Company and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied the Company’s motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. The Company intends to defend this lawsuit, including plaintiff’s efforts to certify a nationwide class action, vigorously.

(11)  Fair Value of Financial Instruments

Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities—those not carried at fair value—are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

A description of how fair values are estimated follows:

Borrowings.    Based on market quotes or comparables.

Mortgage loans.    Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

Investment contract benefits.    Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

All other instruments.    Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

F-21

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

	2001				2000
	Assets (Liabilities)				Assets (Liabilities)
	Notional Amount		Carrying amount	Fair value	Notional Amount		Carrying amount	Fair value
Assets:
Mortgage loans	(a	)	$938.8	$978.4	(a	)	$1,130.0	$1,174.0
Other financial instruments	(a	)	17.8	17.8	(a	)	9.3	9.3
Liabilities:
Borrowings and related instruments:
Borrowings	(a	)	(50.5)	(50.5)	(a	)	(85.7)	(85.7)
Investment contract benefits	—		(8,788.6)	(8,812.3)	—		(7,759.7)	(7,339.5)
Other firm commitments:
Ordinary course of business lending commitments	6.7		—	—	3.6		—	—

(a)	These financial instruments do not have notional amounts.

On January 1, 2001 GELAAC adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as discussed in Note 1. The paragraphs that follow provide additional information about derivatives and hedging relationships in accordance with SFAS 133.

Under SFAS 133, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

The nature of the Company’s business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates. As discussed more fully in Note 1 of the 2001 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001, accounting change previously described affected only the pattern and timing of non-cash accounting recognition.

At January 1, 2001, the Company’s financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

	Earnings	Shareholders’ Interest
Adjustment to fair value of derivatives (a)	$(8.7)	$(12.2)
Income tax effects	3.0	4.4

Totals	$(5.7)	$(7.8)

        (a)    For earnings effect, amount shown is net of hedged items.

F-22

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

A reconciliation of current period changes for the twelve months ended December 31, 2001, net of applicable income taxes in the separate component of shareholders’ interest labeled “derivatives qualifying as hedges,” follows:

Transition adjustment as of January 1, 2001	$(7.8)
Current period decreases in fair value — net	(0.1)
Reclassification to earnings, net	(0.2)

Balance at December 31, 2001	$(8.1)

The cumulative effect on shareholders’ interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate investments. Decreases in the fair value of these instruments are attributable to changes in interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

Hedges of Future Cash Flows

There was less than $0.1 of ineffectiveness reported in the twelve months ended December 31, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2001 related to the hedge of future cash flows.

Of the $(7.8) transition adjustment recorded in shareholders’ interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $(8.1), net of taxes, recorded in shareholders’ interest at December 31, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest income on floating-rate instruments. Of this amount $(0.2), net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended December 31, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the twelve months ended December 31, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

At December 31, 2001, there were derivative instruments hedging the reinvestment risk of forecasted purchases of bonds that would occur within one month of year end.

Hedges of Recognized Assets, Liabilities and Firm Commitments

The ineffective portion of changes in fair values of hedge positions, reported in the twelve month period ended December 31, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

Derivatives Not Designated as Hedges

At December 31, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

(12)  Restrictions on Dividends

Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice, based on the lesser of 10% of the

F-23

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

prior year statutory surplus and 100% of prior year statutory net gain from operations. Dividends in excess of the prescribed limits or the Company’s earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2001, the Company is able to distribute $58.4 in dividends in 2002 without obtaining regulatory approval.

The Company declared and paid dividends of $9.6 for the years ended December 31, 2001, 2000 and 1999.

(13)  Supplementary Financial Data

The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders’ interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices. The impact of adoption of codification increased statutory capital and surplus by $16.6, primarily related to the recognition of certain deferred tax assets.

For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below (unaudited):

	2001	2000	1999
Statutory net income (loss)	$(20.5)	$68.0	$70.8
Statutory capital and surplus	$584.4	$593.5	$542.5

The NAIC has adopted Risk Based Capital (“RBC”) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14)  Operating Segment Information

The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company’s principal product lines within these two segments.

F-24

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The following is a summary of industry segment activity for 2001, 2000 and 1999:

2001 — Segment Data
	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$695.8	$3.1	$698.9
Net realized investment gains	29.1	—	29.1
Premiums	48.2	60.2	108.4
Other revenues	297.8	0.2	298.0

Total revenues	1,070.9	63.5	1,134.4

Interest credited, benefits, and other changes in policy reserves	674.1	42.0	716.1
Commissions	146.8	15.9	162.7
Amortization of intangibles	47.9	2.1	50.0
Other operating costs and expenses	0.7	5.2	5.9

Total benefits and expenses	869.5	65.2	934.7

Income (loss) before income taxes and cumulative effect of change in accounting principle	$201.4	$(1.7)	$199.7

Total Assets	$22,288.6	$168.0	$22,456.6

2000 — Segment Data
	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$703.5	$5.4	$708.9
Net realized investment gains	4.3	—	4.3
Premiums	55.3	61.0	116.3
Other revenues	316.2	7.7	323.9

Total revenues	1,079.3	74.1	1,153.4

Interest credited, benefits, and other changes in policy reserves	715.3	40.9	756.2
Commissions	212.8	16.5	229.3
Amortization of intangibles	41.5	2.2	43.7
Other operating costs and expenses	(119.7)	7.9	(111.8)

Total benefits and expenses	849.9	67.5	917.4

Income before income taxes	$229.4	$6.6	$236.0

Total Assets	$22,440.7	$171.8	$22,612.5

F-25

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

1999 — Segment Data
	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$634.2	$4.0	$638.2
Net realized investment gains	12.0	—	12.0
Premiums	67.8	56.1	123.9
Other revenues	243.6	0.2	243.8

Total revenues	957.6	60.3	1,017.9

Interest credited, benefits, and other changes in policy reserves	617.0	38.5	655.5
Commissions	179.7	12.4	192.1
Amortization of intangibles	56.2	2.1	58.3
Other operating costs and expenses	(55.1)	2.6	(52.5)

Total benefits and expenses	797.8	55.6	853.4

Income before income taxes and cumulative effect of change in accounting principle	$159.8	$4.7	$164.5

Total Assets	$19,774.2	$183.1	$19,957.3

F-26

GE Life & Annuity Separate Account 4
Prospectus For
Flexible Premium Variable Deferred Annuity Contracts
Form P1152 1/99

Issued by:
GE Life and Annuity Assurance Company
Home Office:
6610 West Broad Street
Richmond, Virginia 23230
Telephone: 1-800-352-9970

This prospectus gives details about the Separate Account and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable deferred annuity contract (the “contract”) for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the “Company,” “we,” “us,” or “our”) issues the contract.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to Separate Account, the Guarantee Account, or both. Each Subaccount of GE Life & Annuity Separate Account 4 (the “Separate Account”) invests in shares of portfolios of the underlying mutual funds below:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
AIM V.I. Growth Fund — Series I Shares
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
Premier Growth Portfolio — Class B
Quasar Portfolio — Class B

Dreyfus:
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Federated Insurance Series:
Federated High Income Bond Fund II* — Service Shares
Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
VIP Growth Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
VIP III Mid Cap Portfolio — Service Class 2

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Value Equity Fund
Money Market Fund
Premier Growth Equity Fund
S&P 500® Index Fund
Small-Cap Value Equity Fund
U.S. Equity Fund
Value Equity Fund

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
Balanced Portfolio — Service Shares
Capital Appreciation Portfolio — Service Shares
Global Life Sciences Portfolio — Service Shares

1

Global Technology Portfolio — Service Shares
Growth Portfolio — Service Shares
International Growth Portfolio — Service Shares
Worldwide Growth Portfolio — Service Shares

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
MFS® Investors Trust Series — Service Class Shares
MFS® New Discovery Series — Service Class Shares
MFS® Utilities Series — Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
High Yield Portfolio* — Administrative Class Shares (formerly, High Yield Bond Portfolio)
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)

The Prudential Series Fund, Inc.:
Equity Portfolio* — Class II Shares
Jennison Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)
SP Jennison International Growth Portfolio — Class II Shares
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares

Rydex Variable Trust:
OTC Fund

Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
Emerging Growth Portfolio — Class II Shares

* These portfolios may invest in lower quality debt securities commonly referred to as “junk bonds.”

Not all of these portfolios may be available in all states or in all markets.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

•	Is NOT a bank deposit

•	Is NOT FDIC insured

•	Is NOT insured or endorsed by a bank or any federal government agency

•	Is NOT available in every state

•	MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

2

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These underlying mutual fund options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A statement of additional information, dated May 1, 2002, as amended October 29, 2002, which contains additional information about the contract and the Separate Account has been filed with the SEC and is incorporated by reference into this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

1-800-352-9910;

or write us at:

6610 West Broad Street
Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC’s website at:

www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2002, as amended October 29, 2002.

3

4

Definitions

The following terms are used throughout the prospectus:

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant — The person(s) named in the contract upon whose age and, where appropriate gender, we use to determine monthly income benefits.

Annuity Unit — An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Bonus Credit — The “enhanced premium amount” described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a “premium payment” under the contract.

Code — The Internal Revenue Code of 1986, as amended.

Contract Date — The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract and we use it to determine contract years and anniversaries.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account — Assets of GE Life and Annuity Assurance Company other than those allocated to GE Life & Annuity Separate Account 4 or any of our other Separate Accounts.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Home Office — Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date — The date on which your income payments commence, provided the Annuitant is living on that date.

Separate Account — GE Life & Annuity Separate Account 4, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a Separate Fund.

5

Subaccount — A division of the Separate Account, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Subaccounts may be available in all states or markets. Subaccount may be referred to as Investment Subdivision in the contract and/or marketing materials.

Surrender Value — The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract maintenance charge.

Valuation Day — Any day that the New York Stock Exchange is open for regular trading except for days on which a portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange and ends at the close of regular trading on the next succeeding Valuation Day.

6

Expense Table

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this contract. The table reflects Separate Account charges and charges assessed against amounts you allocate to the Guarantee Account. For more complete descriptions of the various costs and expenses involved, see the “Charges and Other Deductions” provision in this prospectus. Premium tax charges may also apply, although they are not reflected in the table.

Owner Transaction Expenses:

The maximum surrender charge (as a percentage of each premium payment partially withdrawn/totally surrendered1)	8.00%

Number of Full and Partially Completed Years Since We Received the Premium Payment	Surrender Charge as a Percentage of the Premium Payment Partially Withdrawn/ Totally Surrendered

1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9 or more	0%

Transfer Charge (for each transfer after the first in a calendar month)[2]	$10

Annual Expenses (effective annual rate of Separate Account charges as a percentage of the daily net assets of the Separate Account):

Mortality and Expense Risk Charge	1.30%
Administrative Expense Charge	0.25%

Total Annual Expenses	1.55%

Other Annual Expenses:

Annual Contract Maintenance Charge[3]	$25

Maximum Charge for the Optional Guaranteed Minimum Death Benefit Rider (as a percentage of your prior contract year’s average benefit amount)[4,5]	0.35%

Maximum Charge for the Optional Enhanced Death Benefit Rider (as a percentage of prior contract year’s average Contract Value)[4,6]	0.35%

[1]
If the Owner takes a partial withdrawal, the surrender charge will be taken from the amount withdrawn unless otherwise requested. Each contract year, the Owner may withdraw without a surrender charge, 10% of all premium payments made to the contract (calculated at the time the partial withdrawal is requested). This free withdrawal privilege is non-cumulative Free amounts not taken during any given contract year cannot be taken as free as free amounts in a subsequent contract year (see the “Surrender Charge” provision).

[2]	We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month. We currently do not assess this charge.

7

[3]	We do not assess this charge if your Contract Value is at least $10,000 at the time the charge is due.
[4]	Not all optional benefits may be available in all states or to all owners. See the “Death Benefit Rider Options” provision in the “Death Benefit” section for additional information.
[5]
If the Optional Guaranteed Minimum Death Benefit applies. We currently charge 0.25% of the prior contract year’s average benefit amount. (This may be referred to as the “Six Percent EstateProtectorSM” in our marketing materials.)

[6]
If the Optional Enhanced Death Benefit Charge applies. We currently charge 0.20% annually as a percentage of the prior year’s average Contract Value. (This may be referred to as the “GE Earnings Protector®” in our marketing materials.)

8

Portfolio Annual Expenses

The following table shows the annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as a percentage of each portfolio’s average net assets, after fee waivers and expense reimbursements, as applicable).

Portfolios	Management Fees	12b-1 Fees*	Service Shares Fees**	Other Expenses	Total Annual Expenses

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	0.61%	—	—	0.24%	0.85%
AIM V.I. Growth Fund — Series I Shares	0.62		—	0.26	0.88
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	0.60	—	—	0.25	0.85

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	0.63	0.25%	—	0.04	0.92
Premier Growth Portfolio — Class B	1.00	0.25	—	0.04	1.29
Quasar Portfolio — Class B	0.82	0.25	—	0.13	1.20

Dreyfus

Dreyfus Investment Portfolios — Dreyfus Emerging Markets Portfolio — Initial Shares	—	—	—	2.00	2.00
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	0.75	—	—	0.03	0.78

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	0.60	—	0.10%	0.16	0.86
Federated International Small Company Fund II	0.00	—	0.10	1.55	1.65

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	0.48	0.25	—	0.11	0.84
VIP Growth Portfolio — Service Class 2	0.58	0.25	—	0.10	0.93

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	0.58	0.25	—	0.11	0.94

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	0.48	0.25	—	0.11	0.84
VIP III Mid Cap Portfolio — Service Class 2	0.58	0.25	—	0.11	0.94

GE Investments Funds, Inc.

Income Fund	0.50	—	—	0.05	0.55
Mid-Cap Value Equity Fund	0.65	—	—	0.03	0.68
Money Market Fund	0.38	—	—	0.04	0.42
Premier Growth Equity Fund	0.65	—	—	0.02	0.67
S&P 500® Index Fund	0.35	—	—	0.04	0.39
Small-Cap Value Equity Fund	0.80	—	—	0.11	0.91
U.S. Equity Fund	0.55	—	—	0.03	0.58
Value Equity Fund	0.65	—	—	0.14	0.79

9

Portfolios	Management Fees	12b-1 Fees*	Service Shares Fees**	Other Expenses	Total Annual Expenses

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	0.65%	0.25%	—	0.02%	0.92%
Balanced Portfolio — Service Shares	0.65	0.25	—	0.01	0.91
Capital Appreciation Portfolio — Service Shares	0.65	0.25	—	0.01	0.91
Global Life Sciences Portfolio — Service Shares	0.65	0.25	—	0.17	1.07
Global Technology Portfolio — Service Shares	0.65	0.25	—	0.05	0.95
Growth Portfolio — Service Shares	0.65	0.25	—	0.01	0.91
International Growth Portfolio — Service Shares	0.65	0.25	—	0.06	0.96
Worldwide Growth Portfolio — Service Shares	0.65	0.25	—	0.04	0.94

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	0.75	0.25	—	0.15	1.15
MFS® Investors Trust Series — Service Class Shares	0.75	0.25	—	0.14	1.14
MFS® New Discovery Series — Service Class Shares	0.90	0.25	—	0.15	1.30
MFS® Utilities Series — Service Class Shares	0.75	0.25	—	0.17	1.17

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	0.64	0.15	—	0.06	0.85
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	0.68	0.15	—	0.05	0.88

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	0.25	—	0.15%	0.50	0.90
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	0.25	—	0.15	0.35	0.75
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	0.25	—	0.15	0.25	0.65
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	0.25	—	0.15	0.25	0.65

The Prudential Series Fund, Inc.

Equity Portfolio — Class II Shares	0.45	0.25	0.15	0.04	0.89
Jennison Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)	0.60	0.25	0.15	0.04	1.04
SP Jennison International Growth Portfolio — Class II Shares	0.85	0.25	0.15	0.39	1.64
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	0.60	0.25	0.15	0.30	1.30

Rydex Variable Trust

OTC Fund	0.75	—	0.25	0.45	1.45

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	0.60	0.25	—	0.21	1.06
Emerging Growth Portfolio — Class II Shares	0.70	0.25	—	0.06	1.01

10

*
The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios’ assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

**
The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios’ assets attributable to the contracts will be remitted to the Company.

[1]
Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio’s expenses. In addition, through arrangements with the portfolio’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio’s custodian expenses. These offsets may be discontinued at any time.

Accordingly, the actual total operating expenses were:

• VIP Equity-Income Portfolio — Service Class 2	0.83%
• VIP Growth Portfolio — Service Class 2	0.90%
• VIP II Contrafund® Portfolio — Service Class 2	0.90%
• VIP III Growth & Income Portfolio — Service Class 2	0.82%
• VIP III Mid Cap Portfolio — Service Class 2	0.88%

Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursements.

Portfolios	Management Fees	12b-1 Fees*	Service Shares Fees**	Other Expenses	Total Annual Expenses

Alliance Variable Products Series Fund, Inc.

Quasar Portfolio — Class B	1.00%	0.25%	—	0.18%	1.43%

Dreyfus

Dreyfus Investment Portfolios — Dreyfus Emerging Markets Portfolio — Initial Shares	1.25	—	—	4.15	5.40

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	0.60	0.25	0.25%	0.16	1.26
Federated International Small Company Fund II	1.25	0.25	0.25	3.79	5.54

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	0.75	0.25	—	0.17	1.17
MFS® Investors Trust Series — Service Class Shares	0.75	0.25	—	0.15	1.15
MFS® New Discovery Series — Service Class Shares	0.90	0.25	—	0.19	1.34
MFS® Utilities Series — Service Class Shares	0.75	0.25	—	0.18	1.18

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	0.25	—	0.15	0.51	0.91
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	0.25	—	0.15	0.36	0.76
Long-Term U.S. Government Portfolio —Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	0.25	—	0.15	0.26	0.66
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	0.25	—	0.15	0.26	0.66

11

*
The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios’ assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

**
The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios’ assets attributable to the contracts will be remitted to the Company.

The expenses shown above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct the Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER CONTRACTS
We offer other variable annuity contracts in the Separate Account which also invest in the same portfolios (or many of the same) of the Funds. These contracts may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call 1-800-352-9910.

EXAMPLES
The following examples show the costs that would be incurred under certain hypothetical situations. The examples vary based on whether the rider is selected and whether you surrender or annuitize your contract. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as shown in the “Portfolio Annual Expenses” provision). These expenses, and therefore the example, reflect certain fee waivers and expense reimbursements provided by some of the portfolios and assume they will continue for the periods shown. We have not independently verified this information. We cannot guarantee that these fee waivers and expense reimbursements will continue.

The examples show what an Owner would pay assuming a $1,000 investment, 5% return and no change in portfolio expenses. The contract expenses include:

(1)	A Mortality and Expense Risk Charge of 1.30%;

(2)	An Administrative Expense Charge of 0.25%;

(3)	A Contract Maintenance Charge of $25 (assumed to be an equivalent of 0.1% of $1,000);

(4)	A maximum charge of 0.35% for the Guaranteed Minimum Death Benefit Rider (to the extent the examples reflect the Rider); and

12

(5)	A maximum charge of 0.35% for the Enhanced Death Benefit Rider (to the extent the examples reflect the Rider).

The examples do not reflect any Bonus Credits. If they did, the expenses shown would be higher.

Deductions for premium taxes are not reflected, but may apply.

*    *    *

Example 1 reflects expenses without the Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider and assumes you surrender* your contract at the end of the applicable period.

	Without Guaranteed Minimum Death Benefit & Optional Enhanced Death Benefit Riders
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$97.31	$140.85	$178.05	$283.59
AIM V.I. Growth Fund — Series I Shares	97.61	141.75	179.55	286.55
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	97.31	140.85	178.05	283.59

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	98.01	142.95	181.54	290.49
Premier Growth Portfolio — Class B	101.70	153.96	199.76	326.13
Quasar Portfolio — Class B	100.81	151.29	195.36	317.59

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	108.75	174.73	233.76	390.61
The Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares	96.61	138.75	174.55	276.63

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	97.41	141.15	178.55	284.58
Federated International Small Company Fund III	105.28	164.55	217.16	359.45

Fidelity Variable Insurance Funds (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	97.21	140.55	177.55	282.59
VIP Growth Portfolio — Service Class 2	98.11	143.25	182.03	291.47

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	98.21	143.55	182.53	292.45

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	97.21	140.55	177.55	282.59
VIP III Mid Cap Portfolio — Service Class 2	98.21	143.55	182.53	292.45

13

	Without Guaranteed Minimum Death Benefit & Optional Enhanced Death Benefit Riders
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

GE Investments Funds, Inc.

Income Fund	$94.31	$131.82	$162.96	$253.39
Mid-Cap Value Equity Fund	95.61	135.74	169.53	266.60
Money Market Fund	93.00	127.87	156.35	240.00
Premier Growth Equity Fund	95.51	135.44	169.03	265.59
S&P 500® Index Fund	92.70	126.96	154.82	236.89
Small-Cap Value Equity Fund	97.91	142.65	181.04	289.51
U.S. Equity Fund	94.61	132.72	164.48	256.46
Value Equity Fund	96.71	139.05	175.05	277.63

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	98.01	142.95	181.54	290.49
Balanced Portfolio — Service Shares	97.91	142.65	181.04	289.51
Capital Appreciation Portfolio — Service Shares	97.91	142.65	181.04	289.51
Global Life Sciences Portfolio — Service Shares	99.51	147.43	188.97	305.11
Global Technology Portfolio — Service Shares	98.31	143.85	183.03	293.43
Growth Portfolio — Service Shares	97.91	142.65	181.04	289.51
International Growth Portfolio — Service Shares	98.41	144.14	183.52	294.41
Worldwide Growth Portfolio — Service Shares	98.21	143.55	182.53	292.45

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	100.31	149.81	192.91	312.81
MFS® Investors Trust Series — Service Class Shares	100.21	149.51	192.41	311.86
MFS® New Discovery Series — Service Class Shares	101.80	154.25	200.25	327.07
MFS® Utilities Series — Service Class Shares	100.51	150.40	193.89	314.73

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	97.31	140.85	178.05	283.59
Oppenheimer Main Street Growth & Income Fund/VA —Service Shares	97.61	141.75	179.55	286.55

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	97.81	142.35	180.54	288.52
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	95.31	134.84	168.02	263.57
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	96.31	137.85	173.05	273.63
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	95.31	134.84	168.02	263.57

The Prudential Series Fund, Inc.

Equity Portfolio — Class II Shares	97.71	142.05	180.04	287.54
Jennsion Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)	99.21	146.53	187.49	302.21
SP Jennison International Growth Portfolio — Class II Shares	105.18	164.26	216.68	358.55
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	101.80	154.25	200.25	327.07

Rydex Variable Trust

OTC Fund	103.29	158.68	207.53	341.10

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	99.41	147.13	188.47	304.15
Emerging Growth Portfolio — Class II Shares	98.91	145.64	186.00	299.29

* surrender includes annuitization over a period of less than 5 years

14

Example 2 reflects expenses without the Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider and assumes you annuitize your contract at the end of the applicable period, or do not surrender.*

	Without Guaranteed Minimum Death Benefit & Optional Enhanced Death Benefit Riders
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$25.31	$77.85	$133.05	$283.59
AIM V.I. Growth Fund — Series I Shares	25.61	78.75	134.55	286.55
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	25.31	77.85	133.05	283.59

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	26.01	79.95	136.54	290.49
Premier Growth Portfolio — Class B	29.70	90.96	154.76	326.13
Quasar Portfolio — Class B	28.81	88.29	150.36	317.59

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	36.75	111.73	188.76	390.61
The Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares	24.61	75.75	129.55	276.63

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	25.41	78.15	133.55	284.58
Federated International Small Company Fund II	33.28	101.55	172.16	359.45

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	25.21	77.55	132.55	282.59
VIP Growth Portfolio — Service Class 2	26.11	80.25	137.03	291.47

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	26.21	80.55	137.53	292.45

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	25.21	77.55	132.55	282.59
VIP III Mid Cap Portfolio — Service Class 2	26.21	80.55	137.53	292.45

GE Investments Funds, Inc.

Income Fund	22.31	68.82	117.96	253.39
Mid-Cap Value Equity Fund	23.61	72.74	124.53	266.60
Money Market Fund	21.00	64.87	111.35	240.00
Premier Growth Equity Fund	23.51	72.44	124.03	265.59
S&P 500® Index Fund	20.70	63.96	109.82	236.89
Small-Cap Value Equity Fund	25.91	79.65	136.04	289.51
U.S. Equity Fund	22.61	69.72	119.48	256.46
Value Equity Fund	24.71	76.05	130.05	277.63

15

	Without Guaranteed Minimum Death Benefit & Optional Enhanced Death Benefit Riders
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	$26.01	$79.95	$136.54	$290.49
Balanced Portfolio — Service Shares	25.91	79.65	136.04	289.51
Capital Appreciation Portfolio — Service Shares	25.91	79.65	136.04	289.51
Global Life Sciences Portfolio — Service Shares	27.51	84.43	143.97	305.11
Global Technology Portfolio — Service Shares	26.31	80.85	138.03	293.43
Growth Portfolio — Service Shares	25.91	79.65	136.04	289.51
International Growth Portfolio — Service Shares	26.41	81.14	138.52	294.41
Worldwide Growth Portfolio — Service Shares	26.21	80.55	137.53	292.45

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	28.31	86.81	147.91	312.81
MFS® Investors Trust Series — Service Class Shares	28.21	86.51	147.41	311.86
MFS® New Discovery Series — Service Class Shares	29.80	91.25	155.25	327.07
MFS® Utilities Series — Service Class Shares	28.51	87.40	148.89	314.73

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	25.31	77.85	133.05	283.59
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	25.61	78.75	134.55	286.55

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	25.81	79.35	135.54	288.52
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	23.31	71.84	123.02	263.57
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	24.31	74.85	128.05	273.63
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	23.31	71.84	123.02	263.57

The Prudential Series Fund, Inc.

Equity Portfolio — Class II Shares	25.71	79.05	135.04	287.54
Jennison Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)	27.21	83.53	142.49	302.21
SP Jennison International Growth Portfolio — Class II Shares	33.18	101.26	171.68	358.55
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	29.80	91.25	155.25	327.07

Rydex Variable Trust

OTC Fund	31.29	95.68	162.53	34.10

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	27.41	84.13	143.47	304.15
Emerging Growth Portfolio — Class II Shares	26.91	82.64	141.00	299.29

* surrender includes annuitization over a period of less than 5 years

16

Example 3 reflects expenses with the Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider and assumes you surrender* your contract at the end of the applicable period.

	With Guaranteed Minimum Death Benefit & Optional Enhanced Death Benefit Riders
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$100.87	$158.86	$210.92	$355.46
AIM V.I. Growth Fund — Series I Shares	101.17	159.75	212.39	358.27
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	100.87	158.86	210.92	355.46

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	101.57	160.94	214.33	362.01
Premier Growth Portfolio — Class B	105.25	171.83	232.17	395.81
Quasar Portfolio — Class B	104.36	169.20	227.86	387.71

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	112.29	192.40	265.44	456.90
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	100.17	156.78	207.49	348.86

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	100.97	159.16	211.41	356.40
Federated International Small Company Fund II	108.83	182.32	249.20	427.39

Fidelity Variable Insurance Funds (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	100.77	158.57	210.43	354.52
VIP Growth Portfolio — Service Class 2	101.67	161.24	214.82	362.94

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	101.77	161.53	215.31	363.87

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	100.77	158.57	210.43	354.52
VIP III Mid Cap Portfolio — Service Class 2	101.77	161.53	215.31	363.87

GE Investments Funds, Inc.

Income Fund	97.87	149.92	196.15	326.81
Mid-Cap Value Equity Fund	99.17	153.81	202.58	339.34
Money Market Fund	96.57	146.02	189.68	314.10
Premier Growth Equity Fund	99.07	153.51	202.09	338.38
S&P 500® Index Fund	96.27	145.12	188.18	311.14
Small-Cap Value Equity Fund	101.47	160.64	213.85	361.08
U.S. Equity Fund	98.17	150.82	197.64	329.71
Value Equity Fund	100.27	157.08	207.99	349.80

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	101.57	160.94	214.33	362.01
Balanced Portfolio — Service Shares	101.47	160.64	213.85	361.08
Capital Appreciation Portfolio — Service Shares	101.47	160.64	213.85	361.08
Global Life Sciences Portfolio — Service Shares	103.07	165.37	221.61	375.88
Global Technology Portfolio — Service Shares	101.87	161.83	215.79	364.80
Growth Portfolio — Service Shares	101.47	160.64	213.85	361.08
International Growth Portfolio — Service Shares	101.97	162.12	216.28	365.73
Worldwide Growth Portfolio — Service Shares	101.77	161.53	215.31	363.87

17

	With Guaranteed Minimum Death Benefit & Optional Enhanced Death Benefit Riders
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	$103.86	$167.73	$225.46	$383.18
MFS® Investors Trust Series — Service Class Shares	103.76	167.43	224.98	382.27
MFS® New Discovery Series — Service Class Shares	105.35	172.13	232.65	396.70
MFS® Utilities Series — Service Class Shares	104.06	168.31	226.42	385.00

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	100.87	158.86	210.92	355.46
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	101.17	159.75	212.39	358.27

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	101.37	160.35	213.36	360.14
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	98.87	152.91	201.10	336.46
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	99.87	155.89	206.02	346.01
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	98.97	152.91	201.10	336.46

The Prudential Series Fund, Inc.

Equity Portfolio — Class II Shares	101.27	160.05	212.87	359.21
Jennison Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)	102.77	164.49	220.16	373.12
SP Jennison International Growth Portfolio — Class II Shares	108.73	182.03	248.73	426.53
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	105.35	172.13	232.65	396.70

Rydex Variable Trust

OTC Fund	106.84	176.51	239.78	410.00

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	102.97	165.08	221.12	374.96
Emerging Growth Portfolio — Class II Shares	102.47	163.60	218.70	370.36

* surrender includes annuitization over a period of less than 5 years

Example 4 reflects expenses with the Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider and assumes you annuitize your contract at the end of the applicable period, or do not surrender.*

	With Guaranteed Minimum Death Benefit & Optional Enhanced Death Benefit Riders
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$28.87	$95.86	$165.92	$355.46
AIM V.I. Growth Fund — Series I Shares	29.17	96.75	167.39	358.27
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	28.87	95.86	165.92	355.46

18

	With Guaranteed Minimum Death Benefit & Optional Enhanced Death Benefit Riders
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	$29.57	$97.94	$169.33	$362.01
Premier Growth Portfolio — Class B	33.25	108.83	187.17	395.81
Quasar Portfolio — Class B	32.36	106.20	182.86	387.71

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	40.29	129.40	220.44	456.90
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	28.17	93.78	162.49	348.86

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	28.97	96.16	166.41	356.40
Federated International Small Company Fund II	36.83	119.32	204.20	427.39

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	28.77	95.57	165.43	354.52
VIP Growth Portfolio — Service Class 2	29.67	98.24	169.82	362.94

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	29.77	98.53	170.31	363.87

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	28.77	95.57	165.43	354.52
VIP III Mid Cap Portfolio — Service Class 2	29.77	98.53	170.31	363.87

GE Investments Funds, Inc.

Income Fund	25.87	86.92	151.15	326.81
Mid-Cap Value Equity Fund	27.17	90.81	157.58	339.34
Money Market Fund	24.57	83.02	144.68	314.10
Premier Growth Equity Fund	27.07	90.51	157.09	338.38
S&P 500® Index Fund	24.27	82.12	143.18	311.14
Small-Cap Value Equity Fund	29.47	97.64	168.85	361.08
U.S. Equity Fund	26.17	87.82	152.64	329.71
Value Equity Fund	28.27	94.08	162.99	349.80

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	29.57	97.94	169.33	362.01
Balanced Portfolio — Service Shares	29.47	97.64	168.85	361.08
Capital Appreciation Portfolio — Service Shares	29.47	97.64	168.85	361.08
Global Life Sciences Portfolio — Service Shares	31.07	102.37	176.61	375.88
Global Technology Portfolio — Service Shares	29.87	98.83	170.79	364.80
Growth Portfolio — Service Shares	29.47	97.64	168.85	361.08
International Growth Portfolio — Service Shares	29.97	99.12	171.28	365.73
Worldwide Growth Portfolio — Service Shares	29.77	98.53	170.31	363.87

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	31.86	104.73	181.42	385.00
MFS® Investors Trust Series — Service Class Shares	31.76	104.43	179.98	382.27
MFS® New Discovery Series — Service Class Shares	33.35	109.13	187.65	396.70
MFS® Utilities Series — Service Class Shares	32.06	105.31	181.42	385.00

19

	With Guaranteed Minimum Death Benefit & Optional Enhanced Death Benefit Riders
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	$28.87	$95.86	$165.92	$355.46
Oppenheimer Main Street Growth & Income Fund/VA —Service Shares	29.17	96.75	167.39	358.27

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	29.37	97.35	168.36	360.14
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	26.87	89.91	156.10	336.46
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	27.87	92.89	161.02	346.01
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	26.87	89.91	156.10	336.46

Rydex Variable Trust

OTC Fund	34.84	113.51	194.78	410.00

The Prudential Series Fund, Inc.

Equity Portfolio — Class II Shares	29.27	97.05	167.87	359.21
Jennision Portfolio — Class II Shares (formerly, Prudential Jennision Portfolio)	30.77	101.49	175.16	373.12
SP Jennision International Growth Portfolio — Class II Shares	36.73	119.03	203.73	426.53
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	33.35	109.13	187.65	396.70

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	30.97	102.08	176.12	374.96
Emerging Growth Portfolio — Class II Shares	30.47	100.60	173.70	370.36

* surrender includes annuitization over a period of less than 5 years

20

Synopsis

What type of contract am I buying?    The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified (“Qualified Contract”) under the Code or as a contract that is not qualified under the Code (“Non-Qualified Contract”). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See the provision entitled “The Contract” in this prospectus.

How does the contract work?    Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See “The Contract” provision.

What is a Bonus Credit?    The Bonus Credit is an amount we will add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot, be age 81 or older at the time of application, unless we approve an Annuitant of an older age.) Bonus Credits are not considered “premium payments” for purposes of the contract. See the “Bonus Credits” provision of this prospectus for further information.

What is the Separate Account?    The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, according to your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See “The Separate Account” provision of this prospectus. See “The Separate Account” provision.

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What are my variable investment choices?    Through its various Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your directions, in one or more of the portfolios. In turn, each portfolio holds securities consistent with its own particular investment policy.

What is the Guarantee Account?    We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. See the “Transfers Before the Maturity Date” provision in this prospectus. The Guarantee Account may not be available in all states or markets.

What charges are associated with this contract?    Should you take a partial withdrawal or totally surrender your contract before your premium payments have been in your contract for eight years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge upon any amounts withdrawn that represent gain. You may also partially surrender up to 10% of premium payments each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive this charge under certain other conditions. See the “Surrender Charge” provision in this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract maintenance charge which we will waive if the Contract Value is at least $10,000 at the time the charge is due. We also charge for the Optional Guaranteed Minimum Death Benefit and Enhanced Death Benefit options, if elected. For a complete discussion of all charges associated with the contract, see the “Charges and Other Deductions” provision in this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct

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those amounts from premium payments or your Contract Value, as applicable. See the “Charges and Other Deductions” and the “Deductions for Premium Tax” provisions in this prospectus.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio, as well as 12b-1 fees or Service Share fees, as applicable. See the “Portfolio Annual Expenses” provision. These portfolio expenses are more fully described in each portfolio’s prospectus.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the “Distribution of the Contracts” provision.

How much must I pay, and how often?    Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See “The Contract — Premium Payments” provision for more information.

How will my income payments be calculated?    We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living on that date. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See the “Income Payments” provision.

What happens if I die before the Maturity Date?    Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole Owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the “Death of the Owner or Joint Owner Before the Maturity Date” provision.

May I transfer assets among portfolios and to and from the Guarantee Account?  Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Account from the Subaccounts may be subject to certain restrictions. See the “Transfers — Transfers Before the Maturity Date,” “Income Payments — Transfers After the Maturity Date” and the “Guarantee Account” provisions.

May I surrender the contract or take a partial withdrawal?    Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

When taking a full surrender or partial withdrawal you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the total surrender or partial withdrawal, a 10% penalty tax. A total surrender or a partial withdrawal may also be subject to withholding. See the “Federal Tax Matters” provision. A partial withdrawal will reduce the Death Benefit by the proportion that the partial withdrawal (including any

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applicable surrender charge and premium tax) reduces your Contract Value. See “The Death Benefit” provision for more information.

Do I get a free look at this contract?    Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the day we receive your request and send you a refund computed as of that date. Your refund will be computed as follows:

(1)
if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

(2)
if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

(3)	if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the “Return Privilege” provision.

When are my allocations effective?    Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the portfolios you choose. See the “Allocation of Premium Payments” provision.

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Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are reflected in the following table.

Subaccount	Accumulation Unit Values as of 1/02/02	Accumulation Unit Values as of 12/31/01	No. of Units as of 12/31/01	Accumulation Unit Values as of 1/02/01	Accumulation Unit Values as of 12/31/00	No. of Units as of 12/31/00

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation — Series I Shares	$7.57	$7.57	711,998	$—	$—	—
AIM V.I. Growth Fund — Series I Shares	6.58	6.58	256,780	—	—	—
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	8.70	8.70	1,239,767	—	—	—
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	10.52	10.51	2,101,249	—	—	—
Premier Growth Portfolio — Class B	8.06	8.04	970,931	—	—	—
Quasar Portfolio — Class B	8.97	9.04	158,564	—	—	—
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	10.12	10.09	97,103	—	—	—
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	7.62	7.55	51,180	—	—	—
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	10.02	9.96	309,175	—	—	—
Federated International Small Company Fund II	7.03	6.97	60,091	—	—	—
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	9.81	9.80	1,400,128	—	—	—
VIP Growth Portfolio — Service Class 2	8.02	7.97	1,258,983	—	—	—
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	8.82	8.87	1,052,251	—	—	—
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2	9.05	8.98	500,280	—	—	—
VIP III Mid Cap Portfolio — Service Class 2	10.19	10.26	923,291	—	—	—
GE Investments Funds, Inc.
Income Fund	11.15	11.20	2,019,964	10.67	10.59	978,360
Mid-Cap Value Equity Fund	11.72	11.77	4,911,126	11.55	11.91	2,225,373
Money Market Fund	11.04	11.04	22,228,201	10.79	10.79	13,620,757
Premier Growth Equity Fund	9.82	9.79	4,926,747	10.57	10.95	3,575,788
S&P 500® Index Fund	8.98	8.92	17,208,862	10.04	10.33	14,711,396
Small-Cap Value Equity Fund	11.95	12.06	764,830	—	—	—
U.S. Equity Fund	10.21	10.19	3,528,046	11.08	11.31	2,679,258
Value Equity Fund	9.20	9.18	375,400	—	—	—
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	5.85	5.88	595,649	—	—	—
Balanced Portfolio — Service Shares	9.55	9.57	1,718,954	—	—	—
Capital Appreciation Portfolio — Service Shares	7.79	7.79	543,083	—	—	—
Global Life Sciences Portfolio — Service Shares	9.25	9.36	1,091,617	10.88	11.42	1,538,535
Global Technology Portfolio — Service Shares	4.24	4.20	2,037,391	6.32	6.80	1,420,254
Growth Portfolio — Service Shares	7.21	7.20	839,635	—	—	—
International Growth Portfolio — Service Shares	7.52	7.54	484,214	—	—	—
Worldwide Growth Portfolio — Service Shares	7.57	7.58	793,669	—	—	—
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Subaccount	Accumulation Unit Values as of 1/02/02	Accumulation Unit Values as of 12/31/01	No. of Units as of 12/31/01	Accumulation Unit Values as of 1/02/01	Accumulation Unit Values as of 12/31/00	No. of Units as of 12/31/00

MFS® Variable Insurance Series
MFS® Investors Growth Stock Series — Service Class Shares	$7.36	$7.37	546,216	—	—	—
MFS® Investors Trust Series — Service Class Shares	8.39	8.37	414,666	—	—	—
MFS® New Discovery Series — Service Class Shares	9.92	9.90	422,279	—	—	—
MFS® Utilities Series — Service Class Shares	7.81	7.77	527,906	—	—	—
Oppenheimer Variable Account Funds
Global Securities Fund/VA — Service Shares	9.19	9.21	797,433	—	—	—
Main Street Growth & Income Fund/VA — Service Shares	8.87	8.85	684,833	—	—	—
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	10.90	10.87	143,308	—	—	—
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	10.17	10.19	561,545	—	—	—
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	10.65	10.82	783,091	—	—	—
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Fund)	10.84	10.89	1,441,065	—	—	—
The Prudential Series Fund, Inc.
Equity Portfolio — Class II Shares	8.98	8.97	—	—	—	—
Jennison Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)	8.80	8.78	4,587	—	—	—
SP Jennison International Growth Portfolio — Class II Shares	7.48	7.43	2,313	—	—	—
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	8.87	8.86	9,251	—	—	—
Rydex Variable Trust
OTC Fund	5.69	5.58	236,367	—	—	—

The Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no Condensed Financial Information is available.

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Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods. Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the portfolios, the portfolios’ charges and expenses (including any 12b-1 or Service Share fees), and charges associated with the contract (including the mortality and expense risk charge, the administrative expense charge, the contract maintenance charge, and the maximum charge for the Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit riders, if applicable). Premium taxes are not reflected in any of the calculations, but may apply. See “Appendix B” and the Statement of Additional Information for more information.

Financial Statements

The consolidated financial statements of the Company and its subsidiary, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov.

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The Company

The Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company principally offers life insurance policies and annuity contracts. The Company is admitted to do business in 49 states and the District of Columbia. The principal offices of the Company are located at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company (“GE Capital Assurance”) owns the majority of the Company’s capital stock, and Federal Home Life insurance Company (“Federal”) and Phoenix Life Insurance Company, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Corporation (“GE Capital”). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management and commercial and consumer financing businesses. GE Capital’s indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large electric power generation equipment.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holding, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

The Company is a member of the Insurance Marketplace Standards Association (IMSA). The Company may use the IMSA membership logo and language in its advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

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The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS
There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your net premium payments and assets, carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the portfolios.

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The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS	You may invest in up to 10 Subaccounts of the portfolios listed below plus the Guarantee Account at any one time.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Growth Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	Seeks to achieve long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio — Class B
Seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.
Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high quality U.S. companies judged likely to achieve superior earnings.	Alliance Capital Management, L.P.

Quasar Portfolio — Class B
Seeks growth of capital by pursuing aggressive investment policies. This portfolio invests based upon the potential for capital appreciation and only incidentally for current income. The investment policies are aggressive.
Alliance Capital Management, L.P.

DREYFUS	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares
A non-diversified1 portfolio seeking long-term capital growth by typically investing at least 80% of its assets in the stocks of companies organized, or with a majority of its assets or business, in emerging market countries.
The Dreyfus Corporation

1
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Seeks to provide capital growth, with current income as a secondary goal by investing primarily in the common stock of companies that in the opinion of the portfolio’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
The Dreyfus Corporation (sub-adviser, NCM Management Group, Inc.)

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Shares
Seeks high current income. Seeks to achieve its objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the portfolio intends to invest are lower-rated corporate debt obligations, commonly referred to as “junk bonds.” The risks of these securities and their high yield potential are described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.
Federated Investment Management Company

Federated International Small Company Fund II
Seeks to provide long-term growth of capital. The portfolio pursues this objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.
Federated Global Investment Management Corp.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio — Service Class 2
Seeks reasonable income and will consider the potential for capital appreciation. The portfolio also seeks a yield, which exceeds the composite yield on the securities comprising the S&P 500 by investing primarily in income-producing equity securities and by investing in domestic and foreign issuers.
Fidelity Management & Research Company; (subadvised by FMR Co., Inc.)

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of companies believed to have above-average growth potential.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc.)

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2
Seeks long-term capital appreciation by investing mainly in common stocks and in securities of companies whose value is believed to have not been fully recognized by the public. This portfolio invests in domestic and foreign issuers. This portfolio also invests in “growth” stocks, “value” stocks, or both.
Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited; FMR Co., Inc.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Growth & Income Portfolio —Service Class 2
Seeks high total return through a combination of current income and capital appreciation by investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited; FMR Co., Inc.)

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital by investing primarily in common stocks and at least 80% of total assets in securities of companies with medium market capitalizations.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.), Inc. and Fidelity Management & Research Far East Inc.)

GE INVESTMENTS FUNDS, INC.	Income Fund
Seeks to provide maximum income consistent with prudent investment management and preservation of capital by investing primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.
GE Asset Management Incorporated

Mid-Cap Value Equity Fund
Seeks to provide long-term growth of capital and future income by investing primarily in equity securities of mid-cap companies that the investment adviser believes are undervalued by the market and have above-average growth potential.
GE Asset Management Incorporated

Money Market Fund
Seeks to provide a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing in various types of U.S. dollar denominated short-term money market instruments.
GE Asset Management Incorporated

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

Premier Growth Equity Fund
Seeks to provide long-term growth of capital and future income rather than current income by investing primarily in a limited number of equity securities of large and medium-sized companies that have above-average growth histories and/or growth potential.
GE Asset Management Incorporated

S&P 500® Index Fund[2]
Seeks to provide growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500 Composite Stock Price Index through investment in common stocks comprising that Index.
GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

Small-Cap Value Equity Fund
Seeks to provide long-term growth of capital by investing primarily in a portfolio of equity securities of small-capitalization companies traded on U.S. securities exchanges or in the U.S. over-the-counter markets. The portfolio defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index.
GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	U.S. Equity Fund	Seeks to provide long-term growth of capital through investments primarily in equity securities of U.S. companies.	GE Asset Management Incorporated

Value Equity Fund
Seeks to provide long-term growth of capital and future income by investing primarily in equity securities of companies with large sized market capitalizations that the investment adviser considers to be undervalued by the market.
GE Asset Management Incorporated

JANUS ASPEN SERIES	Aggressive Growth Portfolio — Service Shares	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

[1]
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

[2]
“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-viser(s), as applicable)

	Global Life Sciences Portfolio — Service Shares	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio — Service Shares	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series —Service Class Shares
Seeks to provide long-term growth of capital and future income rather than current income. The portfolio pursues this objective by investing, at least 80% of its total assets in common stocks and related securities, of companies MFS® believes offer better than average prospects for long-term growth.
Massachusetts Financial Services Company (“MFS®”)

MFS® Investors Trust Series — Service Class Shares
Seeks to provide long-term growth of capital and secondarily to provide reasonable current income. The portfolio pursues this objective by investing, under normal market conditions, at least 65% of its total net assets in common stocks and related securities. This series will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor’s 500 Composite Index.
Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation. The portfolio pursues this objective by investing at least 65% of its net assets in equity securities of emerging growth companies.	Massachusetts Financial Services Company (“MFS®”)

MFS® Utilities Series — Service Class Shares
Seeks capital growth and current income. The portfolio pursues this objective by investing at least 80% of its total assets in equity and debt securities of domestic and foreign companies in the utilities industry.
Massachusetts Financial Services Company (“MFS®”)

[1]
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Global Securities Fund/VA — Service Shares
Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities. The portfolio invests mainly in common stocks of U.S. and foreign issuers.
OppenheimerFunds, Inc.

	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities. The portfolio invests mainly in common stocks of U.S. companies.	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio — Administrative Class Shares
A non-diversified1 portfolio seeking to maximize total return, consistent with preservation of capital and prudent investment management. The portfolio primarily invests in intermediate maturity hedged non-U.S. fixed income securities.
Pacific Investment Management Company LLC

High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)
Seeks to maximize total return, consistent with preservation of capital and prudent investment management. The portfolio primarily invests in higher yielding fixed income securities (also known as “junk bonds”).
Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	Seeks to maximize total return, consistent with the preservation of capital and prudent investment management. The portfolio primarily invests in long-term maturity fixed income securities.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	Seeks to maximize total return consistent with preservation of capital and prudent investment management. The portfolio primarily invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

THE PRUDENTIAL SERIES FUND, INC.	Equity Portfolio — Class II Shares
Seeks capital appreciation by primarily investing in common stocks of major established corporations as well as smaller companies using a blend of investment styles. A portion of the portfolio’s assets may be invested in short, intermediate or long term debt obligations, including convertible and nonconvertible preferred stock and other equity-related securities. Up to 5% of these holdings may be rated below investment grade, which are commonly referred to as “junk bonds.”
Prudential Investments Fund Management LLC (subadvised by Jennison Associates LLC, GE Asset Management, Inc., Salomon Brothers Asset Management, Inc.)

	Jennison Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)	Seeks long-term growth of capital by investing primarily in equity securities of major, established corporations that it believes offer above-average growth prospects.	Prudential Investments Fund Management LLC (subadvised by Jennison Associates LLC)

SP Jennison International Growth Portfolio — Class II Shares
Seeks long-term growth of capital by investing in the common stock of large and medium-sized foreign companies. Under normal circumstances, the portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries.
Prudential Investments Fund Management LLC (subadvised by Jennison Associates LLC)

SP Prudential U.S. Emerging Growth Portfolio — Class II Shares
Seeks long-term growth of capital. The portfolio normally invests at least 65% of its total assets in equity securities of small and medium-sized U.S. companies with the potential for above-average growth. The portfolio also may use derivatives for hedging or to improve the portfolio’s returns.
Prudential Investments Fund Management LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund3
A non-diversified1 portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.
Rydex Global Advisors

1
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

3	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC market performance.

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	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares
The portfolio’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	The portfolio’s investment objective is to seek capital appreciation.	Van Kampen Asset Management Inc.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay death benefits, and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to us and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor may pay us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

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We may also receive service share fees from certain of the portfolios. These fees are deducted from portfolio assets attributable to the contracts, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the portfolios. Because service share fees and 12b-1 fees are paid out of portfolio assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS
We reserve the right, within the law, to make additions, deletions and substitutions for the portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of contracts. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

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The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the “1933 Act”), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the “Charges and Other Deductions” provision.

Each time you allocate net premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

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However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period (“30 day window”) of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the “Transfers Before the Maturity Date” provision. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period’s interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a dollar-cost averaging program than would otherwise be credited if not participating in a dollar-cost averaging program. See the “Dollar-Cost Averaging” provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

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Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. See the “Distribution of the Contracts” provision for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

•	processing applications for and issuing the contracts;

•	maintaining records;

•	administering annuity payouts;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing contract confirmations and periodic statements;

•	providing toll-free inquiry services; and

•	furnishing telephone and internet transaction services.

The risks we assume include:

•	the risk that the death benefit will be greater than the Surrender Value;

•
the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

•	the risk that more Owners than expected will qualify for waivers of the surrender charges; and

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•	the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE
We assess a surrender charge on partial withdrawals and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet our available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge proportionately from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

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Number of Full and Partially Completed Years Since We Received the Premium Payment	Surrender Charge as a Percentage of the Premium Payment Partially Withdrawn/Totally Surrendered

1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9 or more	0%

We do not assess the surrender charge on surrenders or partial withdrawals:

•	of amounts representing gain (as defined below);

•	of free withdrawal amounts (as defined below);

•	taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

•	that meet the requirements for waiver; or

•	taken upon the death of the Annuitant.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)	is the Contract Value on the Valuation Day we receive your surrender request;

(b)	is the total of any partial withdrawals previously taken;

(c)	is the total of premium payments made; and

(d)	is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each contract year without a surrender charge (the “free withdrawal amount”). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

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Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the “Optional Payment Plans” provision.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM SEPARATE ACCOUNT
We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

CONTRACT MAINTENANCE CHARGE
We will deduct an annual charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at the time you fully surrender your contract. We will waive this charge if your Contract Value at the time of deduction is at least $10,000.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account. Other allocation methods may be available upon request.

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OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT CHARGE
We charge you for expenses related to the optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each anniversary after the first and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the optional Guaranteed Minimum Death Benefit, we will deduct the charge first from the assets in the Separate Account, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of the prior contract year’s average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

CHARGES FOR THE OPTIONAL ENHANCED DEATH BENEFIT	We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first, we deduct this charge against the average of:

(1)	the Contract Value at the beginning of the previous contract year; and

(2)	the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of the Contract Value at the beginning of the current contract year and the Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge an annual rate of 0.20% of the average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior contract year’s average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that the assets in each Subaccount bear to the total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from the assets in the Separate Account, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time).

DEDUCTION FOR PREMIUM TAXES	We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or

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when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS	Each portfolio incurs certain fees and expenses. To pay for these expenses, the portfolio makes deductions from its assets. The deductions are described more fully in each portfolio’s prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer after the first transfer in a calendar month. This charge is at our cost with no profit to us.

ADDITIONAL INFORMATION
We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

(1)	the use of mass enrollment procedures;

(2)	the performance of administrative or sales functions by the employer;

(3)	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

(4)	any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

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The Contract

The contract is an individual flexible deferred variable annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT
If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the “Distribution of the Contracts” provision.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We will apply any subsequent premium payments on the Valuation Day we receive them.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant cannot be age 81 or older at the time of application, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this contract through a qualified plan, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a Tax-Free “Section 1035” Exchange.    Section 1035 of the Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to

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acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
As Owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their designated beneficiaries. Qualified Contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us.

Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. We may require additional information if Joint Ownership is requested after the contract is issued.

During the Annuitant’s life, you can change any non-natural Owner to another non-natural Owner.

Before the Maturity Date, you may change:

•
your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the contract anniversary on which the Annuitant reaches age 90, unless we approve a later date);

•	your optional payment plan;

•	the allocation of your investments among the Subaccounts and/or the Guarantee Account; and

•	the Owner, Joint Owner, primary beneficiary, contingent beneficiary, and contingent Annuitant upon written notice to the Home Office, and provided the

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Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT
An Owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM PAYMENTS
You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

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The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts, and $100 for other Qualified Contracts. Different limits and other restrictions may apply.

VALUATION DAY AND VALUATION PERIOD
We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS
We place net premium payments into the Subaccounts, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage.

Upon allocation to the appropriate Subaccounts, we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive the premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio’s investments perform, but also upon the charges of the Separate Account and the fees and expenses of each portfolio. Surrenders, partial surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit.

BONUS CREDITS
For contract issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is

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issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age.) We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as “premium payments” for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. (The Bonus Credit is referred to as an “enhanced premium amount” in your contract.)

VALUATION OF ACCUMULATION UNITS
We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any “ex-dividend” date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the portfolios because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

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Transfers

TRANSFERS BEFORE THE MATURITY DATE
You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account, on any Valuation Day prior to the Maturity Date, subject to certain conditions. However, you may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS
We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a dollar-cost averaging program (see the “Dollar-Cost Averaging” provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT
We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS
You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent to you notifying you that you may submit additional transfers in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted. If you wish to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Home Office. The restrictions listed above do not apply to any transfers made among the Subaccount pursuant to a dollar-cost averaging program or portfolio rebalancing program.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month.

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The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.
Sometimes, we may not honor your request. We may not honor your transfer request if:
(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30-day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties (see the “Transfer by Third Parties” provision).

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfer allowed each calendar year as described above. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectation may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/ INTERNET TRANSACTIONS
You may make your first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account in the calendar year by calling or electronically contacting us provided we receive written authorization from you at the Home Office to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include, but are not necessarily limited to:

(1)
the first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

(2)	dollar-cost averaging requests; and

(3)	portfolio rebalancing.

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We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

•	requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or internet instructions;

•	confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

•	tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call us at 1-800-352-9910. To request an electronic transaction, please access our Universal Resource Locator (“URL”) at  http://www.GEFinancialService.com.

CONFIRMATION OF TRANSACTIONS
We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY
Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office at the address listed on page 1 of the prospectus.

TRANSFERS BY THIRD PARTIES
As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios

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underlying the contracts, and the management of the portfolios share this position. Therefore, as described in your contract, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING
Dollar-cost averaging permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by:

(1)	electing the dollar-cost averaging program on your application; or

(2)	by contacting an authorized sales representative; or

(3)	by contacting us at 1-800-352-9910.

You must complete the dollar-cost averaging agreement prior to participating in the program. To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

•	on the Business Day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; or

•	when the value of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new interest

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rate guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this higher rate of interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculations the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various dollar-cost averaging programs, including 3, 6, and 12-month dollar cost averaging programs. We reserve the right to discontinue offering such programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

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Contract owners considering participating in a dollar-cost averaging program should call 1-800-352-9910 or an authorized sales representative to verify the availability of dollar-cost averaging.

PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from the portfolio rebalancing program. Portfolio rebalancing does not guarantee a profit or protect against a loss.

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Surrenders and Partial Withdrawals

SURRENDERS AND PARTIAL WITHDRAWALS
We will allow the total surrender of your contract or a withdrawal of a portion of the Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal which would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

(1)	the Contract Value (after deduction of any contract maintenance charge, if applicable) on the date we receive a request for surrender;

(2)	less any applicable surrender charge;

(3)	less the charge for the Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit, if applicable; and

(4)	less any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate in writing or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis in proportion to the assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. Any surrender charges will be taken from the amount withdrawn, unless otherwise requested.

Please remember that a partial withdrawal will reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge) reduced your Contract Value. See the “Death Benefit” provision.

Partial withdrawal may also be subject to income tax and, if taken prior to age 59 1/2 an additional 10% penalty tax. See the “Federal Tax Matters” provision.

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RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS
Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the Texas ORP only upon:

(1)	termination of employment in the Texas public institutions of higher education;

(2)	retirement;

(3)	death; or

(4)	the participant’s attainment of age 70 1/2.

If your contract is issued to a Texas ORP, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal program allows you to take systematic withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your systematic withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. (See the “Surrender Charge” provision.) We will deduct the systematic withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

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After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

(1)	you may request only one such change in a calendar quarter; and

(2)
if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then  we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by calling the telephone number listed on page 1 of this prospectus. You may request that we pay any remaining payments in a lump sum.

Each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the free amount that you may withdraw in any contract year under the free withdrawal privilege. (See the “Surrender Charge” provision.)

Your systematic withdrawal amount may be affected if you take any additional partial withdrawals.

We reserve the right to prohibit participation in systematic withdrawals and dollar-cost averaging programs at the same time. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

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The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE
If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the contract, the amount of proceeds available is the death benefit (which may be referred to in our marketing materials as the “Annual EstateProtectorSM”). Upon receipt of due proof of the Annuitant’s death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

BASIC DEATH BENEFIT	The death benefit varies based on:
(1)	the Annuitant’s age on the date the contract was issued;

(2)	the Annuitant’s age on the date of his or her death;

(3)	the number of contract years that elapse from the date the contract is issued until the date of the Annuitant’s death; and

(4)	whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the death benefit will be as follows:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the death benefit will be equal to the greater of:

(1)	the Contract Value as of the date we receive due proof of death; and

(2)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

(1)	The greatest sum of (a) and (b), where:

(a)	is the Contract Value on any contract anniversary occurring prior to the Annuitant’s 80th birthday; and

(b)	is premium payments received after such contract anniversary.

The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges) taken since the applicable contract anniversary.

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(2)	the Contract Value as of the date we receive due proof of death; and

(3)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges) in the same proportion as the percentage that the partial surrender (including any surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the death benefit will be as follows:

The death benefit equals the sum of (a) and (b) where:

(a)	the Contract Value as of the date we receive due proof of death; and

(b)
is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant’s death over the Contract Value as of the date of the Annuitant’s death, with interest credited on that excess from the date of the Annuitant’s death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant’s age at the time we issued the contract and on the Annuitant’s age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

(1)	the Contract Value as of the date of death; and

(2)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

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If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

(1)	The greatest sum of (a) and (b), where:

(a)	is the Contract Value on any contract anniversary occurring prior to the Annuitant’s 80th birthday; and

(b)	is premium payments received after such contract anniversary.

The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender changes) taken since the applicable contract anniversary.

(2)	the Contract Value as of the date of death; and

(3)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges) the same proportion as the percentage that the partial surrender (including any surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT
The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the Owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

(1)	the basic death benefit; and

(2)	the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the “Six Percent EstateProtectorSM.”

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If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

(a)	is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

(b)
is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an “increase factor”) (does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. — Money Market Fund), plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces the Contract Value.

For assets in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund, the increase factor is equal to the lesser of:

(1)	the net investment factor of the Subaccount for Valuation Period, minus one; and

(2)	a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

(1)	the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

(2)	a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request

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to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of the prior Contract year’s average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of the prior contract year’s average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

OPTIONAL ENHANCED DEATH BENEFIT
The Optional Enhanced Death Benefit (which may be referred to as “GE Earnings Protector®” in our marketing materials) adds an extra feature to our basic death benefit and, if applicable, the optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

(1)	the Contract Value at the beginning of the previous contract year; and

(2)	the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the “Charges for the Optional Enhanced Death Benefit” provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

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If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

(a)	is the Contract Value as of the date we receive due proof of death; and

(b)	premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

(a)	is the Contract Value on the date we receive due proof of death; and

(b)	premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

(a)	is the Contract Value on the date we receive your partial surrender request;

(b)	is the total of any partial surrenders, excluding surrender charges, previously taken;

(c)	is the total of premiums paid; and

(d)	is the total of any gain previously surrendered.

Please refer to Appendix B for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

•	The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your

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Contract Value being less than your premiums paid and not previously surrendered may result in no enhanced death benefit being payable.

•
Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit charges.

•	Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE CALCULATE THE DEATH BENEFIT
We will calculate the basic death benefit, the optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated in the Subaccount and/or the Guarantee Account, according to your last instructions. This means that the death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE	In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:
• an Owner or Joint Owner; or

• the Annuitant, if the Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any Owner (or Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

(1)	Owner or Joint Owners;

(2)	Primary beneficiary;

(3)	Contingent beneficiary; or

(4)	Owner’s estate.

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We then will treat the designated beneficiary as the sole Owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law’s rules described below.

Distribution Rules:    The distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity).

•
Spouses — If the designated beneficiary is the surviving spouse of the deceased, the surviving spouse may continue the contract in force with the surviving spouse as the new Owner. If the deceased was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse’s death to the beneficiary named by the surviving spouse. If no beneficiary is named, such payment will be made to the surviving spouse’s estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant’s death. Any increase in the Contract Value will be allocated to the Subaccount and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. The death benefit will be based on the new Annuitant’s age on the Contract Date (i.e., the date we receive due proof of death of the original Owner), rather than the age of the previously deceased Annuitant. All other provisions will continue as if the surviving spouse had purchased the contract on the original Contract Date.

•
Non-Spouses — If the designated beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if the Owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

(1)	Receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the “Requesting Payments” provision).

(2)
Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

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(3)
Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary’s life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse’s death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary’s estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds:    The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

Person Who Died	Amount of Proceeds Paid

Owner or Joint Owner (who is not the Annuitant)	Surrender Value

Owner or Joint Owner (who is the Annuitant)	Death Benefit

Annuitant	Death Benefit

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN
After income payments begin, if an Owner, Joint Owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

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Income Payments

The Maturity Date is the date income payments begin, provided the Annuitant is still living on that date. The Maturity Date may be changed up until the time payments begin. You may change the Maturity Date to any date at least ten years after the date of the last premium payment. The Maturity Date cannot be a date later than the contract anniversary on which the Annuitant reaches age 90, unless we approve a later date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the Owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1 —
Life Income with 10 Years Certain (automatic payment plan), using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant’s age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in one lump sum in which case we will cancel the contract. (See the “Requesting Payments” provision.)

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than ten years. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Subaccounts to which you have allocated assets.

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We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value of your contract on the date immediately preceding the Maturity Date. Upon making such a payment, we will have no future obligation under the contract.

OPTIONAL PAYMENT PLAN
Plan 1 — Life Income with Period Certain.    This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided.

Plan 2 — Income for a Fixed Period.    This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided.

Plan 3 — Income of a Definite Amount.    This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee’s estate unless otherwise provided.

Plan 4 — Interest Income.    This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee’s estate unless otherwise provided. This plan is not available to contracts issued to Qualified Plans.

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Plan 5 — Joint Life and Survivor Income.    This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor’s estate unless otherwise provided.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant’s death or on the contract’s Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

If any payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

VARIABLE INCOME PAYMENTS	We will determine your variable income payments using:
(1)    Surrender Value of the contract on the date immediately preceding the Maturity Date;

(2)    the annuity tables contained in the contract including the settlement age table;

(3)    the optional payment plan selected; and

(4)    the investment performance of the portfolios selected.

To determine the amount of payment, we make this calculation by:

(1)	determining the dollar amount of the first income payment; then

(2)	allocatings that amount to the Subaccounts in accordance with your instructions; then

(3)	determining the number of Annuity Units for each Subaccount by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

(4)	calculating the value of the Annuity Units for each Subaccount seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the portfolios you select. We call this your assumed

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investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE
If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit Value. If the number of Annuity Units remaining in an Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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Federal Tax Matters

INTRODUCTION
This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS
This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings.    The Federal income tax law does not tax any increase in an Owner’s Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

•	An individual must own the contract (or the tax law must treat the contract as owned by an individual);

•	The investments of the Separate Account must be “adequately diversified” in accordance with the regulations of the Internal Revenue Service (“IRS”);

•	The Owner’s right to choose particular investments for a contract must be limited; and

•	The contract’s Maturity Date must not occur near the end of the Annuitant’s life expectancy.

Contracts Not Owned by an Individual — No Tax Deferral and Loss of Interest Deduction.    As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the premiums paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is taxed on the contract’s earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the

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case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else’s ownership of a contract, should consult a tax advisor.

Investments in the Separate Account Must be Diversified.    For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the Extent to Which an Owner can Direct the Investment of Assets.    Federal income tax law limits the Owner’s right to choose particular investments for the Contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner’s right to allocate assets among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus be subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the Owner’s consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at Which Annuity Payouts Must Begin.    Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity

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payments, of the contract’s premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No Guarantees Regarding Tax Treatment.    We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and Total Surrenders.    A partial surrender occurs when you receive less than the total amount of the contract’s Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your “investment in the contract.” (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract’s Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your “investment in the contract.”

Your “investment in the contract” generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including the basic death benefit, Guaranteed Minimum Death Benefit Rider and/or the Optional Enhanced Death Benefit Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the contract.

Assignments and Pledges.    The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract.    If you transfer ownership of your contract — without receiving full and adequate consideration — to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your “investment in the contract.” In such a case, the new owner’s

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“investment in the contract” will be increased to reflect the amount included in your income.

Taxation of Annuity Payouts.    The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your “investment in the contract.” The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the “investment in the contract.” If annuity payouts cease because of the death of the Annuitant(s) and before the total amount of the “investment in the contract” has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age.

Taxation of Death Benefits.    We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract’s Maturity Date.

Taxation of Death Benefit if Paid Before the Contract’s Maturity Date:

•	The death benefit is taxed if received under an annuity payout option in the same manner as annuity payouts.

•	If not received under an annuity payout option, the death benefit is taxed in the same manner as a withdrawal.

Taxation of Death Benefit if Paid After the Contract’s Maturity Date:

•
If received in accordance with the existing annuity payment options, the death benefit is excludible from income to the extent that it does not exceed the unrecovered “investment in the contract.” All annuity payouts in excess of the unrecovered “investment in the contract” are includible in income.

•	If received in a lump sum, the tax law imposes tax on the death benefit to the extent it exceeds the unrecovered “investment in the contract.”

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Penalty Taxes Payable on Surrenders, Partial Surrenders or Annuity Payouts.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or annuity payouts that:

•	you receive on or after you reach age 59 1/2;

•	you receive because you became disabled (as defined in the tax law);

•	are received on or after the death of an Owner; or

•	you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they do, any modification of the systematic withdrawals, including additional partial surrenders apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between the Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract.    In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a total surrender, or a partial surrender that you must include in income. For example:

•	if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

•	if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

•	the amount of a surrender or an annuity payout that you must include in income; and

•	the amount that might be subject to a penalty tax.

Section 1035 Exchanges.    Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is

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distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED RETIREMENT PLANS
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called “Qualified Contracts.” We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a qualified advisor.

Types of Qualified Contracts.    Some of the different types of Qualified Contracts include:

•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)

•	Roth IRAs

•	Simplified Employee Pensions (“SEPs”)

•	Savings Incentive Matched Plan for Employees (“SIMPLE plans” including “SIMPLE IRAs”)

•	Public school system and tax-exempt organization annuity plans (“403(b) plans”)

•	Qualified corporate employee pension and profit-sharing plans (“401(a) plans”) and qualified annuity plans (“403(a) plans”)

•	Self-employed individual plans (“H.R. 10 plans” or “Keogh Plans”)

•	Deferred compensation plans of state and local governments and tax-exempt organizations (“457 plans”)

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Terms of Qualified Plans and Qualified Contracts.    The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The Death Benefit and Qualified Contracts.    Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any optional death benefit, from being provided under the contracts when we issue the contracts as Traditional IRAs,
Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the Owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared with Non-Qualified Contracts.    Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

•	the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

•
the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

•	the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

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The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant’s compensation.

Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these “minimum distribution rules” generally do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts.    Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create “investment in the contract.” Thus, under many Qualified Contracts there will be no
“investment in the contract” and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal Penalty Taxes Payable on Distributions.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

•	received on or after the Owner reaches age 59 1/2;

•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law);

•	received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

•	received as reimbursement for certain amounts paid for medical care.

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These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to Another.    Rollovers and Transfers:    In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers:    The direct rollover rules apply to certain payments (called “eligible rollover distributions”) from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans, governmental section 457(b) plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or other section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or annuity payout, we will send you forms that explain the withholding requirements.

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STATE INCOME TAX WITHHOLDING
If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW
This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Voting Rights

As required by law, we will vote the shares of the portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholders’ meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

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Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Subaccounts within seven days after receipt of all the requirements for such a payment at our Home Office. We will also ordinarily make payment of lump sum death benefit proceeds from the Subaccounts within seven days from the receipt of due proof of death. We will determine the amount as of the end of the Valuation Period during which our Home Office receives the payment request.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

(1)	to your designated beneficiary directly in the form of a check; or

(2)	by establishing an interest bearing account, called the “GE Secure Access Account,” for the designated beneficiary, in the amount of the death benefit proceeds payable.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

(1)	the disposal or valuation of the Subaccount is not reasonably practicable because:

•	the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account’s assets is not reasonably practicable);

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;

•	trading is restricted by the SEC; or

85

(2)	the SEC, by order, permits postponement of payment to protect our Owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial surrender or total surrender for up to six months from the date we receive your payment request.

86

Distribution of the Contracts

PRINCIPAL UNDERWRITER
Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 201 Merrit 7, Norwalk, Connecticut 06856. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

SALES OF THE CONTRACTS
Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 5.5% of your aggregate premium payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an Owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract, Contract Value and elected features and benefits). For example, we may pay a different commission schedule when an Owner elects the Guaranteed Minimum Death Benefit or the Optional Enhanced Death Benefit.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

87

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

Capital Brokerage also receives 12b-1 fees from Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., and Van Kampen Life Investment Trust.

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Additional Information

OWNER QUESTIONS	The obligations to Owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

(1)
if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

(2)
if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

(3)	if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION
As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL	We may require proof of the age, gender or survival of any person or persons before actions on any applicable contract provision.

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RECORDS AND REPORTS
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the value of each Subaccount. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries.

For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at
http://www.sec.gov.

LEGAL MATTERS
We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for

90

summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff’s efforts to certify a nationwide class action, vigorously.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

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Appendix A

Some of the Subaccounts invest in portfolios with a 12b-1 fee or a Service Share fee. Performance for these Subaccounts may reflect the historical performance of a different class of the portfolios underlying the Subaccounts. With respect to these Subaccounts, performance for time periods before the portfolio’s 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. This information is provided by the portfolios and may reflect fee waivers and expense reimbursements provided by certain portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the “Portfolio Annual Expenses” provision in the prospectus.

STANDARDIZED PERFORMANCE DATA
We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office at the address listed on page 1 of this prospectus. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time, including a period measured from the date on which the particular portfolio was first available in the Separate Account. When available, we will provide the total-return for the periods of one, five and ten years, adjusted to reflect current contract and portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The tables below (Table 1 and Table 2) demonstrate the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001. Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the Bonus Credit (Table 1 reflects a Bonus Credit of 5% and Table 2 reflects a Bonus Credit of 4%. Please see “The Contract — Bonus Credit” provision in the prospectus to determine which Table applies to your contract), as well as the deduction of all applicable fees and charges assessed under the contract, including fees for the portfolios. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge of 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract maintenance charge of $25;

(4)	An annual maximum charge of 0.35% for the Guaranteed Minimum Death Benefit option; and

(5)	An annual maximum charge of 0.35% for the Optional Enhanced Death Benefit.

Since we assume that you make a complete surrender of the contract at the end of the period, we deduct the surrender charges.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 1
Standardized Total Returns

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Adoption In Separate Account to 12/31/01	Date of Adoption In Separate Account*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-28.66%	NA	NA	-31.82%	06/30/00
AIM V.I. Growth Fund — Series I Shares	-39.59	NA	NA	-42.99	06/30/00
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	-17.61	NA	NA	-22.54	06/30/00

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-4.51	NA	NA	1.49	06/30/00
Premier Growth Portfolio — Class B	-22.60	NA	NA	-28.88	06/30/00
Quasar Portfolio — Class B	-17.94	NA	NA	-21.55	06/30/00

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-1.26	NA	NA	-21.50	06/30/00
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-27.92	NA	NA	-28.55	06/30/00

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-2.88	-0.03%	NA	4.41	01/04/95
Federated International Small Company Fund II	-35.29	NA	NA	-34.73	06/30/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-10.05	6.95	11.30%	10.19	05/02/88
VIP Growth Portfolio — Service Class 2	-23.07	9.27	11.09	11.82	05/02/88

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-17.52	8.05	NA	13.54	01/04/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	13.94	NA	NA	7.41	05/01/97
VIP III Mid Cap Portfolio — Service Class 2	-8.30	NA	NA	-1.43	06/30/00

GE Investments Funds, Inc.

Income Fund	3.01	NA	NA	3.45	12/12/97
Mid-Cap Value Equity Fund	-4.33	NA	NA	11.39	05/01/97
Money Market Fund**	-0.56	2.94	2.64	3.11	05/02/88
Premier Growth Equity Fund	-14.08	NA	NA	-2.28	05/03/99
S&P 500® Index Fund	-17.30	7.82	10.97	11.10	05/02/88
Small-Cap Value Equity Fund	5.60	NA	NA	12.94	06/30/00
U.S. Equity Fund	-13.40	NA	NA	1.89	05/01/98
Value Equity Fund	-13.68	NA	NA	-10.32	06/30/00

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	-45.47	4.56	NA	10.26	09/13/93
Balanced Portfolio — Service Shares	-9.71	12.03	NA	12.90	10/02/95
Capital Appreciation Portfolio — Service Shares	-27.16	NA	NA	15.18	05/01/97
Global Life Sciences Portfolio — Service Shares	-21.93	NA	NA	-11.35	06/30/00
Global Technology Portfolio — Service Shares	-43.13	NA	NA	-50.45	06/30/00
Growth Portfolio — Service Shares	-30.33	6.61	NA	9.60	09/13/93
International Growth Portfolio — Service Shares	-28.83	7.76	NA	9.77	05/01/96
Worldwide Growth Portfolio — Service Shares	-27.98	8.65	NA	13.46	09/13/93

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Adoption In Separate Account to 12/31/01	Date of Adoption In Separate Account*

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-30.26%	NA	NA	-27.86%	06/30/00
MFS® Investors Trust Series — Service Class Shares	-21.30	NA	NA	-16.27	06/30/00
MFS® New Discovery Series — Service Class Shares	-10.17	NA	NA	-14.46	06/30/00
MFS® Utilities Series — Service Class	-29.90	NA	NA	-20.26	06/30/00

Oppenheimer Variable Account Funds

Oppenheimer Global Securities/VA — Service Shares	-16.88	NA	NA	-15.71	06/30/00
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-15.00	NA	NA	-17.02	06/30/00

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	3.18	NA	NA	4.32	06/30/00
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	-2.22	NA	NA	-2.61	06/30/00
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	1.39	NA	NA	8.12	06/30/00
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	3.98	NA	NA	6.23	6/30/00

The Prudential Series Fund, Inc.

Equity Portfolio — Class II Shares	NA	NA	NA	-13.50	05/10/01
Jennison Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)	NA	NA	NA	-15.50	05/10/01
SP Jennison International Growth Portfolio — Class II Shares	NA	NA	NA	-29.66	05/10/01
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	NA	NA	NA	-12.82	07/09/01

Rydex Variable Trust

OTC Fund	-40.91	NA	NA	-52.69	06/30/00

*
Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore no standardized performance is available.

Table 2
Standardized Total Returns

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Adoption In Separate Account to 12/31/01	Date of Adoption In Separate Account*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-29.41%	NA	NA	-32.31%	06/30/00
AIM V.I. Growth Fund — Series I Shares	-40.24	NA	NA	-43.42	06/30/00
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	-18.47	NA	NA	-23.09	06/30/00

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-5.49	NA	NA	0.79	06/30/00
Premier Growth Portfolio — Class B	-23.41	NA	NA	-29.39	06/30/00
Quasar Portfolio — Class B	-18.80	NA	NA	-22.11	06/30/00

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Adoption In Separate Account to 12/31/01	Date of Adoption In Separate Account*

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-2.27	NA	NA	-22.06	06/30/00
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-28.68	NA	NA	-29.06	06/30/00

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-4.23	-0.56%	NA	4.00	01/04/95
Federated International Small Company Fund II	-36.28	NA	NA	-35.63	06/30/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-10.98%	6.73%	11.19%	10.11%	05/02/88
VIP Growth Portfolio — Service Class 2	-23.88	9.05	10.98	11.74	05/02/88

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-18.38	7.83	NA	13.38	01/04/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-14.83	NA	NA	7.18	05/01/97
VIP III Mid Cap Portfolio — Service Class 2	-9.25	NA	NA	-2.10	06/30/00

GE Investments Funds, Inc.

Income Fund	1.95	NA	NA	3.19	12/12/97
Mid-Cap Value Equity Fund	-5.32	NA	NA	11.15	05/01/97
Money Market Fund**	-1.58	2.73	2.53	3.03	05/02/88
Premier Growth Equity Fund	-14.97	NA	NA	-2.66	05/03/99
S&P 500® Index Fund	-18.16	7.61	10.86	11.02	05/02/88
Small-Cap Value Equity Fund	4.52	NA	NA	12.17	06/30/00
U.S. Equity Fund	-14.29	NA	NA	1.61	05/01/98
Value Equity Fund	-14.58	NA	NA	-10.94	06/30/00

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	-46.06	4.35	NA	10.13	09/13/93
Balanced Portfolio — Service Shares	-10.64	11.80	NA	12.72	10/02/95
Capital Appreciation Portfolio — Service Shares	-27.93	NA	NA	14.94	05/01/97
Global Life Sciences Portfolio — Service Shares	-22.75	NA	NA	-11.97	06/30/00
Global Technology Portfolio — Service Shares	-43.75	NA	NA	-50.84	06/30/00
Growth Portfolio — Service Shares	-31.06	6.40	NA	9.47	09/13/93
International Growth Portfolio — Service Shares	-29.58	7.54	NA	9.57	05/01/96
Worldwide Growth Portfolio — Service Shares	-28.74	8.43	NA	13.33	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-30.99	NA	NA	-28.37	06/30/00
MFS® Investors Trust Series — Service Class Shares	-22.08	NA	NA	-16.85	06/30/00
MFS® New Discovery Series — Service Class Shares	-11.03	NA	NA	-15.06	06/30/00
MFS® Utilities Series — Service Class	-30.64	NA	NA	-20.83	06/30/00

Oppenheimer Variable Account Funds

Oppenheimer Global Securities/VA — Service Shares	-18.08	NA	NA	-16.75	06/30/00
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-16.13	NA	NA	-17.96	06/30/00

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	2.12	NA	NA	3.61	06/30/00
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	-3.23	NA	NA	-3.28	06/30/00
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	0.35	NA	NA	7.39	06/30/00
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	2.92	NA	NA	5.50	6/30/00

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Adoption In Separate Account to 12/31/01	Date of Adoption In Separate Account*

The Prudential Series Fund, Inc.

Equity Portfolio — Class II Shares	NA	NA	NA	-14.75	05/01/01
Jennison Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)	NA	NA	NA	-16.73	05/01/01
SP Jennison International Growth Portfolio — Class II Shares	NA	NA	NA	-30.75	05/01/01
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	NA	NA	NA	-14.07	07/09/01

Rydex Variable Trust

OTC Fund	-41.54	NA	NA	-53.07	06/30/00

*
Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore no standardized performance is available.

NON-STANDARDIZED PERFORMANCE DATA	In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as described in the previous section.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the portfolio’s performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the portfolio with the charges equal to those currently in the contract, including charges for the portfolios.

The following tables reflect the non-standardized average annual total returns for the portfolios from the time they were declared effective by the SEC until December 31, 2001 for one, five and ten-year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office at the address listed on page 1 of this prospectus.

The total returns of the portfolios reflect the Bonus Credit, and have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge of 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract maintenance charge of $25.

The charge for the Guaranteed Minimum Death Benefit, Optional Enhanced Death Benefit and premium taxes are not reflected in the calculations in Table 3 (reflects Bonus Credit of 5%) and Table 4 (reflects Bonus Credit of 4%). PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 3
Non-Standard Performance Data assuming surrender at the end of the applicable time period.

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-28.66%	3.84%	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-39.59	1.70	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	-17.61	7.62	NA	05/05/93

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-4.51	12.37	12.60%	01/14/91
Premier Growth Portfolio — Class B	-22.60	10.33	NA	06/26/92
Quasar Portfolio — Class B	-17.94	-0.93	NA	08/05/96

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-1.26	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-27.92	6.21	NA	10/15/93

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-3.36	-0.59	NA	03/01/94
Federated International Small Company Fund II	-35.59	NA	NA	05/01/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-10.05	6.95	11.30	10/09/86
VIP Growth Portfolio — Service Class 2	-23.07	9.27	11.09	10/09/86

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-17.52	8.05	NA	01/03/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-13.94	7.46	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-8.30	NA	NA	12/28/98

GE Investments Funds, Inc.

Income Fund	3.01	4.47	NA	01/02/95
Mid-Cap Value Equity Fund	-4.33	NA	NA	05/01/97
Money Market Fund**	-0.56	2.94	2.64	06/30/85
Premier Growth Equity Fund	-14.08	NA	NA	12/12/97
S&P 500® Index Fund	-17.30	7.82	10.97	04/14/85
Small-Cap Value Equity Fund	5.60	NA	NA	05/01/00
U.S. Equity Fund	-13.40	10.13	NA	01/02/95
Value Equity Fund	-13.68	NA	NA	05/01/00

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	-45.47	4.56	NA	09/13/93
Balanced Portfolio — Service Shares	-9.71	12.03	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-27.16	NA	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-21.93	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-43.13	NA	NA	01/15/00
Growth Portfolio — Service Shares	-30.33	6.61	NA	09/13/93
International Growth Portoflio	-28.83	7.76	NA	05/02/94
Worldwide Growth Portfolio — Service Shares	-27.98	8.65	NA	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-30.26%	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-21.30	5.06%	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-10.17	NA	NA	04/29/98
MFS® Utilities Series — Service Class	-29.90	8.21	NA	01/03/95

Oppenheimer Variable Account Funds

Oppenheimer Global Securities/VA — Service Shares	-17.22	13.34	11.85%	11/12/90
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-15.34	3.21	NA	07/05/95

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	3.18	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	-2.22	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	1.39	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	3.98	NA	NA	12/24/97

The Prudential Series Fund, Inc.

Equity Portfolio — Class II Shares	-17.46	NA	NA	05/03/99
Jennison Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)	-24.63	NA	NA	02/09/00
SP Jennison International Growth Portfolio — Class II Shares	-42.32	NA	NA	10/03/00
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	NA	NA	NA	07/09/01

Rydex Variable Trust

OTC Fund	-40.91	NA	NA	05/07/97

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore no non-standardized performance is available.

Table 4
Non-Standard Performance Data assuming surrender at the end of the applicable time period.

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-29.41%	3.63%	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-40.24	1.49	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	-18.47	7.41	NA	05/05/93

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-5.49	12.15	12.49%	01/14/91
Premier Growth Portfolio — Class B	-23.41	10.11	NA	06/26/92
Quasar Portfolio — Class B	-18.80	-1.13	NA	08/05/96

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-2.27%	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-28.68	6.00%	NA	10/15/93

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-4.23	-0.56	NA	03/01/94
Federated International Small Company Fund II	-36.28	NA	NA	05/01/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-10.98	6.73	11.19%	10/09/86
VIP Growth Portfolio — Service Class 2	-23.88	9.05	10.98	10/09/86

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-18.38	7.83	NA	01/03/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-14.83	7.25	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-9.25	NA	NA	12/28/98

GE Investments Funds, Inc.

Income Fund	1.95	4.26	NA	12/31/96
Mid-Cap Value Equity Fund	-5.32	NA	NA	05/01/97
Money Market Fund**	-1.58	2.73	2.53	06/30/85
Premier Growth Equity Fund	-14.97	NA	NA	12/12/97
S&P 500® Index Fund	-18.16	7.61	10.86	04/14/85
Small-Cap Value Equity Fund	4.52	NA	NA	05/01/00
U.S. Equity Fund	-14.29	9.92	NA	01/02/95
Value Equity Fund	-14.58	NA	NA	05/01/00

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	-46.06	4.35	NA	09/13/93
Balanced Portfolio — Service Shares	-10.64	11.80	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-27.93	NA	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-22.75	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-43.75	NA	NA	01/15/00
Growth Portfolio — Service Shares	-31.06	6.40	NA	09/13/93
International Growth Portfolio — Service Shares	-29.58	7.54	NA	05/02/94
Worldwide Growth Portfolio — Service Shares	-28.74	8.43	NA	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-30.99	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-22.12	4.85	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-11.09	NA	NA	04/29/98
MFS® Utilities Series — Service Class	-30.64	8.00	NA	01/03/95

Oppenheimer Variable Account Funds

Oppenheimer Global Securities/VA — Service Shares	-18.08	13.11%	11.74	11/12/90
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-16.13	4.25%	NA	07/05/95

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	2.12	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	-3.23	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	0.35	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	2.92	NA	NA	12/24/97

The Prudential Series Fund, Inc.

Equity Portfolio — Class II Shares	-17.46%	NA	NA	05/03/99
Jennison Portfolio — Class II Shares (formerly, Prudential Jennison Portfolio)	-24.63	NA	NA	02/09/00
SP Jennison International Growth Portfolio — Class II Shares	-42.32	NA	NA	10/03/00
SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	NA	NA	NA	07/09/01

Rydex Variable Trust

OTC Fund	-41.54	NA	NA	05/07/97

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore no non-standardized performance is available.

Appendix B

Example — Death Benefit Calculations

Example for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an Owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional premium payments and no partial surrenders;

(3)	is not subject to premium taxes; and

(4)	the Annuitant’s age is 70 on the Contract Date then:

Annuitant’s Age	End of Year	Contract Value	Basic Death Benefit

71	1	$103,000	$103,000
72	2	$110,000	$110,000
73	3	$ 80,000	$110,000
74	4	$120,000	$120,000
75	5	$130,000	$130,000
76	6	$150,000	$150,000
77	7	$160,000	$160,000
78	8	$130,000	$160,000
79	9	$ 90,000	$160,000
80	10	$170,000	$170,000
81	11	$140,000	$170,000
82	12	$190,000	$190,000
83	13	$150,000	$170,000

Partial surrenders will reduce the basic death benefit by the proportion the partial surrender (including any applicable surrender charge) reduced Contract Value. For example:

Date	Premium Payment	Contract Value	Basic Death Benefit

3/31/00	$25,000	$25,000	$25,000
3/31/08		50,000	50,000
3/31/09		35,000	50,000

If a partial surrender of $17,500 is made on March 31, 2009, the basic death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the basic death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant’s death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Examples for contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an Owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional premium payments and no partial surrenders;

(3)	is not subject to premium taxes; and

(4)	the Annuitant’s age is 70 on the Contract Date then:

Annuitant’s Age	End of Year	Contract Value	Unadjusted Death Benefit

71	1	$103,000	$103,000
72	2	$110,000	$110,000
73	3	$ 80,000	$110,000
74	4	$120,000	$120,000
75	5	$130,000	$130,000
76	6	$150,000	$150,000
77	7	$160,000	$160,000
78	8	$130,000	$160,000
79	9	$ 90,000	$160,000
80	10	$170,000	$170,000
81	11	$140,000	$170,000
82	12	$190,000	$190,000
83	13	$150,000	$170,000

B-2

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Contract Value. For example:

Date	Purchase Payment	Contract Value	Unadjusted Death Benefit

3/31/00	$25,000	$25,000	$25,000
3/31/08		50,000	50,000
3/31/09		35,000	50,000

If a partial surrender of $17,500 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant’s death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an Owner purchases a contract with an Annuitant age 65 at the time of issue, and that he makes no partial surrenders before the Annuitant’s death.

Date	Premium	Contract Value	Gain	Death Benefit	Optional Enhanced Death Benefit

8/01/00	100,000	100,000	0	100,000	0
8/01/15		300,000	200,000	300,000	70,000

If the Annuitant’s death and notification of the death occurs on 8/01/15, the Optional Enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the “gain” ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced death benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

B-3

Statement of Additional Information

GE Life and Annuity Assurance Company
6610 West Broad Street
Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling 1-800-352-9910.

GE Life and Annuity Assurance Company
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 to:

Name

Address
Street

City	State	Zip

Signature of Requestor
Date

Statement of Additional Information
for the
Flexible Premium Variable Deferred Annuity Contract
Form P1152 1/99

Offered by

GE Life and Annuity Assurance Company
(A Virginia Stock Corporation)

6610 W. Broad Street
Richmond, Virginia 23230

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the above-named Flexible Premium Variable Deferred Annuity Contract (the “contract”) offered by GE Life and Annuity Assurance Company. You may obtain a copy of the prospectus dated May 1, 2002, as amended on October 29, 2002 by calling 1-800-352-9910, or by writing to GE Life and Annuity Assurance Company, 6610  W. Broad Street, Richmond, Virginia 23230. The Statement of Additional Information also is available on the SEC website at http://www.sec.gov. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is
not a prospectus and should be read only in conjunction
with the prospectuses for the contract and the portfolios.

Dated May 1, 2002, as amended on October 29, 2002

STATEMENT OF ADDITIONAL INFORMATION

The Contracts

Transfer of Annuity Units

At the Owner’s request, Annuity Units may be transferred once per calendar year from the Subaccount’s in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

(a)	is the number of Annuity Units in the current Subaccount desired to be transferred;

(b)	is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

(c)	is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in an Subaccount after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The Net Investment Factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Subaccount for a Valuation Period is (a) divided by (b) minus (c) where:

(a) is	the result of:

(1)	the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

(2)
the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the Net Investment Factor is being determined; minus

(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

(4)
any amount charged against that Subaccount for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subaccount; and

(b)	is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

(c)
is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Subaccount for mortality and expense risks, and for administrative expenses, respectively.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

Alliance Variable Products Series Fund, Inc.    This agreement may be terminated by the parties on six months’ advance written notice.

Dreyfus.    This agreement may be terminated by the parties on six months’ advance written notice.

Federated Insurance Series.    This agreement may be terminated by the parties on six months’ advance written notice.

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III (“The Fund”).    These agreements provide for termination (1) on one year’s advance notice by either party, (2) at the Company’s option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contractowners to substitute shares of another mutual fund, (5) at the Company’s option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

GE Investments Funds, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Janus Aspen Series.    This agreement may be terminated by the parties on six months’ advance written notice.

MFS® Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Oppenheimer Variable Account Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

PIMCO Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

The Prudential Series Fund, Inc.    This agreement may be terminated by the parties on six months’ advance written notice.

Van Kampen Life Insurance Trust.    This agreement may be terminated by the parties on sixty days’ written notice.

Calculation of Performance Data

From time to time, the Company may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the GE Investments Funds, Inc. — Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund at the beginning of the period, dividing such net change in value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for contract, an average per unit contract maintenance charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP-ES)/UV) × (365/7)

where:

NCP	=
the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value on the first day of the seven-day period.

The effective yield of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP-ES)/UV))365/7-1

where:

NCP	=
the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. — Money Market Fund’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. — Money Market Fund, the types and quality of portfolio securities held by that portfolio, and that portfolio’s operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. — Money Market Fund.

Yield calculations do not take into account the surrender charge under the contract, a maximum of 8% of each premium payment made during the 8 years prior to a full or partial surrender, or charges for the optional Guaranteed Minimum Death Benefit rider or the Optional Enhanced Death Benefit rider.

Current Yield 0.26% as of December 31, 2001
Effective Yield 0.26% as of December 31, 2001

Past performance is not a guarantee or projection of future results.

Other Subaccounts

Total Return.    Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying portfolios, with the level of contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the contract maintenance charge, optional death benefit charges and the surrender charge as described below:

(1)
The Company calculates unit value for each Valuation Period based on the performance of the Subaccount’s underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

(2)
The annual contract maintenance charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, an average contract maintenance charge (currently 0.1% of Contract Value attributable to the hypothetical investment) is used. This charge will be waived if the Contract Value is at least $10,000 at the time the charge is due.

(3)
The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

(4)	Total returns also consider the charges for the Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit.

(5)
Total return assumes the payment of a full 5% Bonus Credit for contracts issued on or after the later of October 1, 2002 or the date on which state insurance authorities approve the applicable contract modifications. (A Bonus Credit of 4% will be reflected for contracts issued prior to October 1, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications. The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants 81 and older at the time the contract is issued, we will not pay any Bonus Credits.

(6)	Total return does not reflect the deduction of any premium tax.

(7)	Total return will then be calculated according to the following formula:

TR =	(ERV/P)1/N-1

where:

TR =	the average annual total return for the period.

ERV=	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =	a hypothetical single investment of $1,000.

N =	the duration of the period (in years).

The portfolios provided the price information used to calculate the total return of the Subaccounts. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR =	(ERV/P)-1

where:

CTR =	the cumulative total return for the period.

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =	a hypothetical single investment of $1,000.

Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated as well as by standard performance quotations.

Federal Tax Matters

Taxation of GE Life and Annuity Assurance Company

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes which may be attributable to the Separate Account. We will periodically review the question of a charge to Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company’s tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the contract will be distributed (1) within five years after the date of that Owner’s death, or (2) as Income Payments which will begin within one year of that Owner’s death and which will be made over the life of the Owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The “designated beneficiary” generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the “designated beneficiary” is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse’s death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

Non-Qualified Contracts can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignments.

Qualified Contracts may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

Non-Participating

The contract is non-participating. No dividends are payable.

The Beneficiary

You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Misstatement of Age or Gender

If the Annuitant’s age or gender is misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

Trust as Owner or Beneficiary

If a trustee is named as the Owner or Beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a Trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant’s full name must be included.

We will send all notices to the Owner at the last known address on file with us.

Distribution of the Contracts

The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the contracts. However, we do reserve the right to discontinue the offering of the contracts at any time.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of GE Life and Annuity Assurance Company

Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2001 and for each of the years or lesser periods in the two-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 15, 2002 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains explanatory paragraphs that state that the Company changed its method of accounting for derivatives in 2001 and for insurance-related assessments in 1999.

Financial Statements

This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary, (the Company) as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account, as of December 31, 2001 and for each of the years or lesser periods in the two-year period then ended. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in GE Life & Annuity Separate Account 4.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Financial Statements

December 31, 2001

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

December 31, 2001

INDEPENDENT AUDITORS’ REPORT

Contractholders
GE Life & Annuity Separate Account 4
        and
The Board of Directors
GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc. — S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds — Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares — Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund — Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II — Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III — Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund-Service Class 2 — Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II-Service Class 2 — Contrafund Portfolio; the Variable Insurance Products Fund III-Service Class 2 — Growth & Income and Mid Cap Portfolios; the Federated Insurance Series — American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares — High Income Bond Fund II; the Alger American Fund — Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc. — PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series — Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, and Equity Income Portfolios; the Janus Aspen Series-Service Shares — Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust — Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc. — Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. New Technology, AIM V.I. Growth, AIM V.I. Value, AIM V.I. Capital Development, AIM V.I. Growth & Income, AIM V.I. Global Utilities, and AIM V.I. Government Securities Funds; the MFS® Variable Insurance Trust — MFS® Investors Growth Stock, MFS® Investors Trust, MFS® New Discovery, and MFS® Utility Series; the Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust — Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust — OTC Fund; the Alliance Variable Products Series Fund, Inc. — Growth and Income, Premier Growth, and Quasar Portfolios; and the Prudential Series Fund, Inc. — SP Prudential U.S. Emerging Growth, SP Jennison International Growth, and Prudential Jennison Portfolios) as of December 31, 2001, the related statements of operations for the aforementioned funds and the Janus Aspen Series — High Yield Portfolio of GE Life & Annuity Separate Account 4 for the year or lesser period then ended, the related statements of changes in net assets for the aforementioned funds and the Janus Aspen Series — High Yield Portfolio of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2001, and the financial highlights for the year or lesser period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2001 and the results of their operations for the year or lesser period then ended, changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2001, and their financial highlights for the year or lesser period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
S&P 500® Index Fund (29,089,161 shares; cost — $707,575,370)	$616,399,330	—	—	—	—	—	—	—	—	—	—	—
Money Market Fund (656,435,432 shares; cost — $656,435,432)	—	656,435,432	—	—	—	—	—	—	—	—	—	—
Total Return Fund (8,679,314 shares; cost — $130,960,506)	—	—	125,763,255	—	—	—	—	—	—	—	—	—
International Equity Fund (4,285,886 shares; cost — $43,049,471)	—	—	—	35,487,137	—	—	—	—	—	—	—	—
Real Estate Securities Fund (5,913,892 shares; cost — $82,806,275)	—	—	—	—	87,408,646	—	—	—	—	—	—	—
Global Income Fund (932,055 shares; cost — $9,143,343)	—	—	—	—	—	8,714,711	—	—	—	—	—	—
Mid-Cap Value Equity Fund (10,291,295 shares; cost — $160,402,308)	—	—	—	—	—	—	161,161,686	—	—	—	—	—
Income Fund (7,417,491 shares; cost — $92,350,616)	—	—	—	—	—	—	—	90,938,435	—	—	—	—
U.S. Equity Fund (2,649,849 shares; cost — $92,804,284)	—	—	—	—	—	—	—	—	85,351,640	—	—	—
Premier Growth Equity Fund (1,183,376 shares; cost — $91,802,741)	—	—	—	—	—	—	—	—	—	82,055,315	—	—
Value Equity Fund (982,640 shares; cost — $8,960,450)	—	—	—	—	—	—	—	—	—	—	8,853,585	—
Small-Cap Value Equity Fund (1,676,026 shares; cost — $19,401,269)	—	—	—	—	—	—	—	—	—	—	—	20,129,068
Receivable from affiliate	—	73,035	—	1	—	—	—	—	—	—	—	—
Receivable for units sold	288,129	18,436,950	17,810	—	—	—	1,749,218	67,321	147,903	172,263	92,443	71,644

Total assets	616,687,459	674,945,417	125,781,065	35,487,138	87,408,646	8,714,711	162,910,904	91,005,756	85,499,543	82,227,578	8,946,028	20,200,712

Liabilities
Accrued expenses payable to affiliate (note 4)	511,376	480,805	110,742	19,913	55,106	3,825	124,061	64,764	51,005	52,034	7,542	10,209
Payable for units withdrawn	338,633	533	—	2,767,488	2,302,225	174,119	293,543	47,507	—	—	—	—

Total liabilities	850,009	481,338	110,742	2,787,401	2,357,331	177,944	417,604	112,271	51,005	52,034	7,542	10,209

Net assets	$615,837,450	674,464,079	125,670,323	32,699,737	85,051,315	8,536,767	162,493,300	90,893,485	85,448,538	82,175,544	8,938,486	20,190,503

Analysis of net assets:
Attributable to:
Variable deferred annuity contractholders	$615,837,450	674,464,079	125,670,323	19,201,795	64,219,919	3,243,757	157,145,252	90,893,485	85,448,538	82,175,544	8,938,486	20,190,503
GE Life and Annuity Assurance Company	—	—	—	13,497,942	20,831,396	5,293,010	5,348,048	—	—	—	—	—

Net assets	$615,837,450	674,464,079	125,670,323	32,699,737	85,051,315	8,536,767	162,493,300	90,893,485	85,448,538	82,175,544	8,938,486	20,190,503

Outstanding units: Type I	603,299	3,237,897	329,490	69,869	182,258	26,072	370,507	964,324	148,206	72,776	—	—

Net asset value per unit: Type I	$46.51	17.22	37.36	12.65	21.46	10.03	17.07	12.10	11.22	9.90	—	—

Outstanding units: Type II	8,557,014	17,320,111	2,104,312	919,209	2,007,545	300,934	4,353,777	4,478,530	3,262,755	2,201,591	—	—

Net asset value per unit: Type II	$44.94	16.64	36.10	12.49	21.11	9.91	16.87	11.98	11.12	9.83	—	—

Outstanding units: Type III	17,208,862	22,228,201	3,102,244	707,187	1,162,740	—	4,911,126	2,019,964	3,528,046	4,926,747	375,400	764,830

Net asset value per unit: Type III	$8.92	11.04	10.81	8.27	14.33	—	11.77	11.20	10.19	9.79	9.18	12.06

Outstanding units: Type IV	2,084,126	4,564,152	372,552	121,898	93,831	—	532,256	257,747	313,046	419,925	118,284	108,992

Net asset value per unit: Type IV	$8.32	10.94	10.36	8.11	13.10	—	10.22	11.27	9.29	9.78	9.17	12.05

Outstanding units: Type V	6,754	1,890,168	—	—	3,236	—	2,066	3,905	4,772	207	—	—

Net asset value per unit: Type V	$8.00	1.06	—	—	11.79	—	11.02	11.26	9.04	8.75	—	—

Outstanding units: Type VI	3,034,072	2,491,737	—	—	—	—	952,179	—	596,270	679,903	321,742	603,772

Net asset value per unit: Type VI	$7.82	10.49	—	—	—	—	11.10	—	8.87	8.46	8.93	12.31

Outstanding units: Type VII	1,104,277	671,871	—	—	—	—	319,791	—	374,328	203,781	172,415	181,000

Net asset value per unit: Type VII	$7.79	10.46	—	—	—	—	11.06	—	8.85	8.44	8.90	12.27

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
Assets
Investments in Oppenheimer Variable Account Funds, at fair value (note 2):
Bond Fund/VA (11,600,900 shares; cost — $131,662,241)	$130,046,087	—	—	—	—	—	—
Capital Appreciation Fund/VA (8,234,732 shares; cost — $328,923,934)	—	301,226,488	—	—	—	—	—
Aggressive Growth Fund/VA (4,809,102 shares; cost — $284,083,190)	—	—	195,826,647	—	—	—	—
High Income Fund/VA (14,266,814 shares; cost — $144,904,288)	—	—	—	121,838,594	—	—	—
Multiple Strategies Fund/VA (5,885,540 shares; cost — $92,928,859)	—	—	—	—	90,637,320	—	—
Investments in Oppenheimer Variable Account Funds — Class 2 shares; at fair value (note 2):
Global Securities Fund/VA (855,352 shares; cost — $19,348,147)	—	—	—	—	—	19,484,918	—
Main Street Growth & Income Fund/VA (1,099,188 shares; cost — $21,320,543)	—	—	—	—	—	—	20,829,608
Receivable from affiliate	—	—	—	—	—	—	—
Receivable for units sold	183,211	1,239,513	48,451	9,858	52,688	479,802	225,572

Total assets	130,229,298	302,466,001	195,875,098	121,848,452	90,690,008	19,964,720	21,055,180

Liabilities
Accrued expenses payable to affiliate (note 4)	132,564	248,020	175,680	90,274	71,981	10,260	13,827
Payable for units withdrawn	1,931,743	34,413	80,664	141,183	3,399	—	—

Total liabilities	2,064,307	282,433	256,344	231,457	75,380	10,260	13,827

Net assets attributable to variable deferred annuity contractholders	$128,164,991	302,183,568	195,618,754	121,616,995	90,614,628	19,954,460	21,041,353

Outstanding units: Type I	522,745	684,426	1,046,982	682,884	609,630	—	—

Net asset value per unit: Type I	$24.03	55.03	43.88	30.71	32.74	—	—

Outstanding units: Type II	3,460,570	3,602,443	2,697,267	2,829,310	1,710,953	—	—

Net asset value per unit: Type II	$23.22	53.17	42.40	29.67	31.63	—	—

Outstanding units: Type III	2,996,459	5,813,569	3,160,573	1,565,613	1,253,764	797,433	684,833

Net asset value per unit: Type III	$10.72	11.19	10.16	9.61	11.55	9.21	8.85

Outstanding units: Type IV	290,069	735,051	337,019	178,281	190,985	86,595	140,805

Net asset value per unit: Type IV	$10.78	10.78	9.50	9.28	10.77	9.20	8.84

Outstanding units: Type V	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

Outstanding units: Type VI	—	—	—	—	—	1,175,084	1,249,865

Net asset value per unit: Type VI	$—	—	—	—	—	8.14	7.98

Outstanding units: Type VII	—	—	—	—	—	276,877	473,200

Net asset value per unit: Type VII	$—	—	—	—	—	8.12	7.95

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued
December 31, 2001

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity- Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio
Investments in Variable Insurance Products Fund, at fair value (note 2):
Equity-Income Portfolio (25,664,825 shares; cost — $577,901,893)	$583,874,764	—	—	—	—	—	—	—
Growth Portfolio (13,886,977 shares; cost — $569,404,055)	—	466,741,285	—	—	—	—	—	—
Overseas Portfolio (4,728,772 shares; cost — $86,181,753)	—	—	65,635,357	—	—	—	—	—
Investments in Variable Insurance Products Fund II, at fair value (note 2):
Asset Manager Portfolio (19,141,528 shares; cost — $297,401,103)	—	—	—	277,743,572	—	—	—	—
Contrafund Portfolio (20,142,862 shares; cost — $448,372,982)	—	—	—	—	405,475,814	—	—	—
Investments in Variable Insurance Products Fund III, at fair value (note 2):
Growth & Income Portfolio (9,648,410 shares; cost — $145,248,478)	—	—	—	—	—	127,262,532	—	—
Growth Opportunities Portfolio (3,862,164 shares; cost — $77,673,465)	—	—	—	—	—	—	58,434,546	—
Mid Cap Portfolio (1,111 shares; cost — $21,239)	—	—	—	—	—	—	—	21,784
Receivable from affiliate	—	17,176	1	—	31,573	—	—	—
Receivable for units sold	47,053	60,376	8,315	403	114,115	11,335	27,379	—

Total assets	583,921,817	466,818,837	65,643,673	277,743,975	405,621,502	127,273,867	58,461,925	21,784

Liabilities
Accrued expenses payable to affiliate (note 4)	501,050	243,651	53,723	179,339	255,908	113,088	58,581	5
Payable for units withdrawn	1,641,975	3,052,549	2,449,600	103,908	144,644	48,961	98,125	—

Total liabilities	2,143,025	3,296,200	2,503,323	283,247	400,552	162,049	156,706	5

Net assets attributable to variable deferred annuity contractholders	$581,778,792	463,522,637	63,140,350	277,460,728	405,220,950	127,111,818	58,305,219	21,779

Outstanding units: Type I	2,514,863	1,923,051	1,258,600	6,746,394	1,463,180	346,968	220,327	—

Net asset value per unit: Type I	$43.63	52.86	20.72	27.58	25.87	14.71	10.83	—

Outstanding units: Type II	9,234,283	4,744,104	1,347,035	2,740,751	10,463,953	5,388,110	3,701,867	—

Net asset value per unit: Type II	$42.16	51.08	20.02	26.75	25.42	14.54	10.70	—

Outstanding units: Type III	6,973,887	12,207,225	1,013,208	1,657,965	9,684,799	4,216,916	2,034,188	—

Net asset value per unit: Type III	$10.64	9.04	8.53	9.65	9.33	9.11	7.12	—

Outstanding units: Type IV	917,825	1,048,860	179,907	220,652	1,229,421	607,616	268,664	—

Net asset value per unit: Type IV	$9.30	8.76	8.07	9.43	8.96	8.54	6.79	—

Outstanding units: Type V	—	—	—	—	—	6,651	194	2,055

Net asset value per unit: Type V	$—	—	—	—	—	8.97	7.54	10.60

Outstanding units: Type VI	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Outstanding units: Type VII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity- Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
Assets
Investments in Variable Insurance Products Fund — Service Class 2, at fair value (note 2):
Equity-Income Portfolio (1,482,622 shares; cost — $33,552,226)	$33,492,435	—	—		—
Growth Portfolio (880,067 shares; cost — $30,608,892)	—	29,341,419	—	—
Investments in Variable Insurance Products Fund II — Service Class 2, at fair value (note 2):
Contrafund Portfolio (1,308,270 shares; cost — $26,826,072)	—	—	26,165,400	—	—
Investments in Variable Insurance Products Fund III — Service Class 2, at fair value (note 2):
Growth & Income Portfolio (972,304 shares; cost — $12,825,477)	—	—	—	12,708,012	—
Mid Cap Portfolio (1,626,263 shares; cost — $30,399,344)	—	—	—	—	31,695,863
Receivable from affiliate	—	—	—	—	—
Receivable for units sold	197,486	98,336	100,131	133,104	548,113

Total assets	33,689,921	29,439,755	26,265,531	12,841,116	32,243,976

Liabilities
Accrued expenses payable to affiliate (note 4)	17,166	15,386	13,608	6,702	16,121
Payable for units withdrawn	—	—	436	—	—

Total liabilities	17,166	15,386	14,044	6,702	16,121

Net assets attributable to variable deferred annuity contractholders	$33,672,755	29,424,369	26,251,487	12,834,414	32,227,855

Outstanding units: Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—

Outstanding units: Type III	1,400,128	1,258,983	1,052,251	500,280	923,291

Net asset value per unit: Type III	$9.80	7.97	8.87	8.98	10.26

Outstanding units: Type IV	124,443	272,129	215,181	103,917	82,604

Net asset value per unit: Type IV	$9.79	7.97	8.87	8.97	10.26

Outstanding units: Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units: Type VI	1,247,800	1,934,977	1,382,517	566,471	1,749,762

Net asset value per unit: Type VI	$10.31	6.79	8.08	8.76	10.18

Outstanding units: Type VII	570,855	603,088	476,256	280,032	403,825

Net asset value per unit: Type VII	$10.28	6.77	8.06	8.74	10.14

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued
December 31, 2001

	Federated Insurance Series				Federated Insurance Series — Service Shares	Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Small Capitalization Portfolio	LargeCap Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
Assets
Investments in Federated Insurance Series, at fair value (note 2):
American Leaders Fund II (5,353,922 shares; cost — $106,223,990)	$103,063,004	—	—	—	—	—	—	—	—
High Income Bond Fund II (7,380,544 shares; cost — $61,597,854)	—	56,977,797	—	—	—	—	—	—	—
Utility Fund II (4,420,853 shares; cost — 57,584,779)	—	—	45,844,242		—	—	—	—	—
International Small Company Fund II (321,543 shares; cost — $1,909,673)	—	—	—	1,784,565		—	—	—	—
Investments in Federated Insurance Series — Service Shares, at fair value (note 2):
High Income Bond Fund II (943,222 shares; cost — $7,412,368)	—	—	—	—	7,281,671	—	—	—	—
Investments in Alger American Fund, at fair value (note 2):
Small Capitalization Portfolio (5,666,829 shares; cost — $148,930,278)	—	—	—	—	—	93,786,022	—	—	—
LargeCap Growth Portfolio (7,659,071 shares; cost — $391,294,692)	—	—	—	—	—	—	281,624,042	—	—
Investments in PBHG Insurance Series Fund, Inc., at fair value (note 2):
PBHG Large Cap Growth Portfolio (2,463,062 shares; cost — $59,458,461)	—	—	—	—	—	—	—	43,349,891	—
PBHG Growth II Portfolio (2,674,761 shares; cost — $31,934,956)	—	—	—	—	—	—	—	—	30,064,309
Receivable from affiliate	—	—	—	—	—	—	—	—	—
Receivable for units sold	29,799	2,065,346	219	5,725	36,060	333,380	3,204,755	28,718	113,099

Total assets	103,092,803	59,043,143	45,844,461	1,790,290	7,317,731	94,119,402	284,828,797	43,378,609	30,177,408

Liabilities
Accrued expenses payable to affiliate (note 4)	91,529	54,961	43,224	947	3,718	97,158	224,823	59,986	24,240
Payable for units withdrawn	241	3,072	172,900	473,620	1,158	19,202	5,612	127	218,817

Total liabilities	91,770	58,033	216,124	474,567	4,876	116,360	230,435	60,113	243,057

Net assets attributable to variable deferred annuity contractholders	$103,001,033	58,985,110	45,628,337	1,315,723	7,312,855	94,003,042	284,598,362	43,318,496	29,934,351

Outstanding units: Type I	294,487	214,386	202,066	—	—	642,187	723,585	193,697	274,022

Net asset value per unit: Type I	$17.01	13.98	14.67	—	—	8.64	19.07	17.08	10.83

Outstanding units: Type II	4,307,323	2,986,440	2,347,057	—	—	7,002,914	9,078,703	2,370,270	2,517,899

Net asset value per unit: Type II	$16.77	13.74	14.41	—	—	8.50	18.77	16.88	10.71

Outstanding units: Type III	2,224,709	1,497,811	988,491	60,091	309,175	3,603,281	9,699,706	—	—

Net asset value per unit: Type III	$9.98	8.85	7.95	6.97	9.96	7.03	9.11	—	—

Outstanding units: Type IV	397,695	197,752	129,702	16,924	45,977	528,445	1,392,133	—	—

Net asset value per unit: Type IV	$8.94	8.59	7.59	6.96	9.96	6.81	8.64	—	—

Outstanding units: Type V	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—

Outstanding units: Type VI	—	—	—	111,247	267,415	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	5.78	9.19	—	—	—	—

Outstanding units: Type VII	—	—	—	23,627	143,887	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	5.76	9.16	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio	Equity Income Portfolio
Assets
Investments in Janus Aspen Series, at fair value (note 2):
Aggressive Growth Portfolio (11,438,599 shares; cost — $515,476,264)	$251,420,415	—	—	—	—	—	—	—
Growth Portfolio (23,638,622 shares; cost — $614,896,850)	—	469,935,813	—	—	—	—	—	—
Worldwide Growth Portfolio (20,673,028 shares; cost — $722,824,258)	—	—	590,008,220	—	—	—	—	—
Balanced Portfolio (24,635,625 shares; cost — $595,501,893)	—	—	—	556,026,046	—	—	—	—
Flexible Income Portfolio (7,452,633 shares; cost — $87,803,513)	—	—	—	—	86,897,706	—	—	—
International Growth Portfolio (7,349,954 shares; cost — $210,569,791)	—	—	—	—	—	172,503,431	—
Capital Appreciation Portfolio (13,591,530 shares; cost — $377,265,526)	—	—	—	—	—	—	281,616,509	—
Equity Income Portfolio (146 shares; cost — $2,661)	—	—	—	—	—	—	—	2,374
Receivable from affiliate	—	—	—	—	95	4	—	—
Receivable for units sold	223,658	12	—	378,013	1,632	—	3,107,410	—

Total assets	251,644,073	469,935,825	590,008,220	556,404,059	86,899,433	172,503,435	284,723,919	2,374

Liabilities
Accrued expenses payable to affiliate (note 4)	245,084	390,490	473,742	450,895	51,004	144,251	212,010	1
Payable for units withdrawn	110,953	430,420	270,503	332,644	44,010	7,876,127	43,386	—

Total liabilities	356,037	820,910	744,245	783,539	95,014	8,020,378	255,396	1

Net assets attributable to variable deferred annuity contractholders	$251,288,036	469,114,915	589,263,975	555,620,520	86,804,419	164,483,057	284,468,523	2,373

Outstanding units: Type I	1,019,009	2,307,263	2,399,672	1,775,829	395,265	594,436	575,386	—

Net asset value per unit: Type I	$24.16	22.97	30.58	22.31	15.17	18.02	20.25	—

Outstanding units: Type II	5,965,824	12,018,045	13,140,429	15,654,099	3,772,527	5,720,325	7,276,570	—

Net asset value per unit: Type II	$23.67	22.50	29.95	21.96	14.93	17.77	20.02	—

Outstanding units: Type III	9,149,067	15,640,723	11,168,696	14,470,083	2,013,676	4,093,422	12,492,110	—

Net asset value per unit: Type III	$8.38	8.39	9.69	10.78	11.06	10.70	9.36	—

Outstanding units: Type IV	1,217,251	1,819,775	1,487,500	1,591,602	200,610	784,857	1,245,067	—

Net asset value per unit: Type IV	$7.22	7.96	9.48	10.21	10.98	10.60	8.20	—

Outstanding units: Type V	—	—	—	—	941	320	649	287

Net asset value per unit: Type V	$—	—	—	—	11.13	6.38	6.67	8.27

Outstanding units: Type VI	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Outstanding units: Type VII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued
December 31, 2001

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio
Assets
Investments in Janus Aspen Series — Service Shares, at fair value (note 2):
Global Life Sciences Portfolio (3,658,355 shares; cost — $29,446,663)	$28,352,253	—	—	—	—	—	—	—
Global Technology Portfolio (5,529,800 shares; cost — $33,402,760)	—	22,561,582	—	—	—	—	—	—
Aggressive Growth Portfolio (602,870 shares; cost — $15,983,705)	—	—	13,100,362	—	—	—	—	—
Growth Portfolio (1,117,998 shares; cost — $25,282,190)	—	—	—	22,091,640	—	—	—	—
Capital Appreciation Portfolio (899,331 shares; cost — $20,775,716)	—	—	—	—	18,499,243	—	—	—
Worldwide Growth Portfolio (869,581 shares; cost — $27,475,729)	—	—	—	—	—	24,678,713	—	—
International Growth Portfolio (685,150 shares; cost — $16,544,938)	—	—	—	—	—	—	15,963,996	—
Balanced Portfolio (2,201,670 shares; cost — $52,227,669)	—	—	—	—	—	—	—	51,320,924
Receivable from affiliate	—	—	—	—	—	—	7	—
Receivable for units sold	22,730	143,021	50,217	151,420	106,957	174,092	29,098	327,113

Total assets	28,374,983	22,704,603	13,150,579	22,243,060	18,606,200	24,852,805	15,993,101	51,648,037

Liabilities
Accrued expenses payable to affiliate (note 4)	14,506	13,029	7,141	11,853	9,856	13,063	8,927	26,565
Payable for units withdrawn	34,681	1,489	—	—	—	—	4,200,320	—

Total liabilities	49,187	14,518	7,141	11,853	9,856	13,063	4,209,247	26,565

Net assets attributable to variable deferred annuity contractholders	$28,325,796	22,690,085	13,143,438	22,231,207	18,596,344	24,839,742	11,783,854	51,621,472

Outstanding units: Type I	200,905	150,593	—	—	—	—	—	—

Net asset value per unit: Type I	$9.42	4.22	—	—	—	—	—	—

Outstanding units: Type II	1,018,589	1,801,374	—	—	—	—	—	—

Net asset value per unit: Type II	$9.38	4.21	—	—	—	—	—	—

Outstanding units: Type III	1,091,617	2,037,391	595,649	839,635	543,083	793,669	484,214	1,718,954

Net asset value per unit: Type III	$9.36	4.20	5.88	7.20	7.79	7.58	7.54	9.57

Outstanding units: Type IV	154,798	275,684	46,629	121,973	96,923	227,777	48,624	236,619

Net asset value per unit: Type IV	$9.35	4.19	5.88	7.19	7.79	7.58	7.53	9.57

Outstanding units: Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units: Type VI	490,003	972,418	1,979,778	1,965,673	1,732,144	2,117,193	1,007,056	2,682,847

Net asset value per unit: Type VI	$8.79	4.11	3.96	6.16	6.50	6.23	6.11	9.01

Outstanding units: Type VII	103,526	185,853	386,562	521,222	362,926	629,158	264,963	972,626

Net asset value per unit: Type VII	$8.76	4.10	3.95	6.14	6.48	6.21	6.09	8.98

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
Assets
Investments in Goldman Sachs Variable Insurance Trust, at fair value (note 2):
Growth and Income Fund (1,940,304 shares; cost — $19,745,856)	$18,103,039	—	—	—	—
Mid Cap Value Fund (12,949,875 shares; cost — $139,556,527)	—	146,204,085	—	—	—
Investments in Salomon Brothers Variable Series Funds Inc., at fair value (note 2):
Strategic Bond Fund (2,859,627 shares; cost — $28,944,213)	—	—	28,653,465	—	—
Investors Fund (5,337,782 shares; cost — $70,194,545)	—	—	—	68,270,227	—
Total Return Fund (1,488,749 shares; cost — $15,693,036)	—	—	—	—	15,468,099
Receivable from affiliate	—	—	—	—	—
Receivable for units sold	56,487	1,795,691	5,397	—	1,601

Total assets	18,159,526	147,999,776	28,658,862	68,270,227	15,469,700

Liabilities
Accrued expenses payable to affiliate (note 4)	12,353	82,743	15,059	35,418	8,565
Payable for units withdrawn	6,434	104,696	1,331,425	3,964,214	465

Total liabilities	18,787	187,439	1,346,484	3,999,632	9,030

Net assets attributable to variable deferred annuity contractholders	$18,140,739	147,812,337	27,312,378	64,270,595	15,460,670

Outstanding units: Type I	77,071	603,789	71,246	304,116	30,465

Net asset value per unit: Type I	$7.80	12.04	11.39	14.47	11.12

Outstanding units: Type II	1,149,638	5,607,364	1,168,074	1,905,832	598,880

Net asset value per unit: Type II	$7.73	11.93	11.30	14.35	11.03

Outstanding units: Type III	831,759	4,778,066	1,091,102	2,548,515	780,272

Net asset value per unit: Type III	$8.74	14.26	11.01	11.76	10.29

Outstanding units: Type IV	173,565	436,048	118,221	239,512	49,020

Net asset value per unit: Type IV	$7.97	12.64	10.90	10.65	9.94

Outstanding units: Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units: Type VI	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—

Outstanding units: Type VII	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund	AIM V.I. Aggressive Growth Fund	AIM V.I. New Technology Fund	AIM V.I. Growth Fund	AIM V.I. Value Fund	AIM V.I. Capital Development Fund	AIM V.I. Growth & Income Fund	AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
Investments in AIM Variable Insurance Funds, at fair value (note 2):
AIM V.I. Capital Appreciation Fund (735,621 shares; cost — $17,385,839)	$15,977,692	—	—	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund (836 shares; cost — $8,627)	—	9,033	—	—	—	—	—	—	—
AIM V.I. New Technology Fund (12,700 shares; cost — $80,609)	—	—	53,465	—	—	—	—	—	—
AIM V.I. Growth Fund (475,643 shares; cost — $9,070,057)	—	—	—	7,786,269	—	—	—	—	—
AIM V.I. Value Fund (1,452,479 shares; cost — $35,962,445)	—	—	—	—	33,915,394	—	—	—	—
AIM V.I. Capital Development Fund (411 shares; cost — $4,878)	—	—	—	—	—	4,903	—	—	—
AIM V.I. Growth & Income Fund (13 shares; cost — $266)	—	—	—	—	—	—	271	—	—
AIM V.I. Global Utilities Fund (78 shares; cost — $465)	—	—	—	—	—	—	—	1,051	—
AIM V.I. Government Securities Fund (788 shares; cost — $9,041)	—	—	—	—	—	—	—	—	9,090
Receivable from affiliate	—	—	—	—	—	—	—	—	—
Receivable for units sold	11,854	—	—	28,365	146,318	—	—	—	—

Total assets	15,989,546	9,033	53,465	7,814,634	34,061,712	4,903	271	1,051	9,090

Liabilities
Accrued expenses payable to affiliate (note 4)	8,896	2	18	4,200	18,043	1	1	1	2
Payable for units withdrawn	188,395	—	—	384	—	—	—	—	—

Total liabilities	197,291	2	18	4,584	18,043	1	1	1	2

Net assets attributable to variable deferred annuity contractholders	$15,792,255	9,031	53,447	7,810,050	34,043,669	4,902	270	1,050	9,088

Outstanding units: Type I	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—	—

Outstanding units: Type III	711,998	—	—	256,780	1,239,767	—	—	—	—

Net asset value per unit: Type III	$7.57	—	—	6.58	8.70	—	—	—	—

Outstanding units: Type IV	80,573	—	—	29,164	165,666	—	—	—	—

Net asset value per unit: Type IV	$7.56	—	—	6.57	8.70	—	—	—	—

Outstanding units: Type V	1,177	1,322	15,314	—	—	506	39	153	822

Net asset value per unit: Type V	$6.33	6.83	3.49	—	—	9.68	6.97	6.87	11.05

Outstanding units: Type VI	1,178,042	—	—	860,251	2,168,360	—	—	—	—

Net asset value per unit: Type VI	$6.17	—	—	4.90	7.31	—	—	—	—

Outstanding units: Type VII	409,321	—	—	351,148	818,340	—	—	—	—

Net asset value per unit: Type VII	$6.15	—	—	4.88	7.29	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	MFS® Variable Insurance Trust				Dreyfus
	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utility Series	Dreyfus Investment Portfolios- Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
Investments in MFS® Variable Insurance Trust, at fair value (note 2):
MFS® Investors Growth Stock Series (1,645,894 shares; cost — $17,473,236)	$15,915,799	—	—	—	—	—
MFS® Investors Trust Series (628,460 shares; cost — $11,129,072)	—	10,734,096	—	—	—	—
MFS® New Discovery Series (756,576 shares; cost — $11,152,565)	—	—	11,515,089	—	—	—
MFS® Utility Series (886,647 shares; cost — $16,465,741)	—	—	—	14,097,690	—	—
Investments in Dreyfus, at fair value (note 2)
Dreyfus Investment Portfolios-Emerging Markets Portfolio (303,096 shares; cost — $2,785,501)	—	—	—	—	2,873,351	—
The Dreyfus Socially Responsible Growth Fund, Inc. (218,202 shares; cost — $6,921,878)	—	—	—	—	—	5,819,441
Receivable from affiliate	—	—	—	—	2	—
Receivable for units sold	64,363	34,982	25,716	44,548	351,264	4,526

Total assets	15,980,162	10,769,078	11,540,805	14,142,238	3,224,617	5,823,967

Liabilities
Accrued expenses payable to affiliate (note 4)	8,388	5,569	5,954	7,490	1,555	3,118
Payable for units withdrawn	394	—	—	—	—	—

Total liabilities	8,782	5,569	5,954	7,490	1,555	3,118

Net assets attributable to variable deferred annuity contractholders	$15,971,380	10,763,509	11,534,851	14,134,748	3,223,062	5,820,849

Outstanding units: Type I	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—

Outstanding units: Type III	546,216	414,666	422,279	527,906	97,103	51,180

Net asset value per unit: Type III	$7.37	8.37	9.90	7.77	10.09	7.55

Outstanding units: Type IV	84,171	61,876	67,674	41,040	64,379	21,440

Net asset value per unit: Type IV	$7.36	8.36	9.90	7.76	10.09	7.55

Outstanding units: Type V	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—

Outstanding units: Type VI	1,370,095	591,306	643,039	973,433	150,127	675,418

Net asset value per unit: Type VI	$6.66	8.14	8.37	7.61	7.45	6.57

Outstanding units: Type VII	331,541	241,953	155,938	303,903	63,965	127,492

Net asset value per unit: Type VII	$6.64	8.11	8.35	7.59	7.43	6.55

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	PIMCO Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Foreign Bond Portfolio	Long-Term U.S. Government Bond Portfolio	High Yield Bond Portfolio	Total Return Bond Portfolio	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
Assets
Investments in PIMCO Variable Insurance Trust, at fair value (note 2):
Foreign Bond Portfolio (267,560 shares; cost — $2,583,699)	$2,592,657	—	—	—	—	—	—	—
Long-Term U.S. Government Bond Portfolio (2,199,169 shares; cost — $23,482,274)	—	22,585,465	—	—	—	—	—	—
High Yield Bond Portfolio (1,632,273 shares; cost — $13,019,697)	—	—	12,862,309	—	—	—	—
Total Return Bond Portfolio (4,799,477 shares; cost — $47,983,097)	—	—	—	47,466,825		—	—	—
Investments in Rydex Variable Trust, at fair value (note 2):
OTC Fund (417,328 shares; cost — $7,618,972)	—	—	—	—	6,176,459	—
Investments in Alliance Variable Products Series Fund Inc., at fair value (note 2):
Growth and Income Portfolio (2,796,980 shares; cost — $62,383,124)	—	—	—	—	—	61,617,463	—	—
Premier Growth Portfolio (1,081,996 shares; cost — $29,544,873)	—	—	—	—	—	—	27,049,898	—
Quasar Portfolio (439,588 shares; cost — $4,380,596)	—	—	—	—	—	—	—	4,387,087
Dividends Receivable	7,820	83,609	81,314	135,713	—	—	—	—
Receivable from affiliate	2	—	—	—	—	—	—	—
Receivable for units sold	57,862	215,043	105,893	337,444	13,183	173,010	140,471	5,771

Total assets	2,658,341	22,884,117	13,049,516	47,939,982	6,189,642	61,790,473	27,190,369	4,392,858

Liabilities
Accrued expenses payable to affiliate (note 4)	1,266	11,897	6,632	24,743	3,456	32,058	14,527	2,344
Payable for units withdrawn	—	—	—	—	—	219,884	—	—

Total liabilities	1,266	11,897	6,632	24,743	3,456	251,942	14,527	2,344

Net assets attributable to variable deferred annuity contractholders	$2,657,075	22,872,220	13,042,884	47,915,239	6,186,186	61,538,531	27,175,842	4,390,514

Outstanding units: Type I	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—

Outstanding units: Type III	143,308	783,091	561,545	1,441,065	236,367	2,101,249	970,931	158,564

Net asset value per unit: Type III	$10.87	10.82	10.19	10.89	5.58	10.51	8.04	9.04

Outstanding units: Type IV	23,078	132,087	67,250	397,634	18,702	340,210	68,468	2,245

Net asset value per unit: Type IV	$10.86	10.81	10.18	10.88	5.58	10.50	8.03	9.03

Outstanding units: Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units: Type VI	60,992	734,864	455,975	1,662,057	985,138	2,564,812	2,070,574	332,400

Net asset value per unit: Type VI	$11.01	11.58	10.01	11.29	3.89	10.59	6.53	7.44

Outstanding units: Type VII	16,136	386,285	207,597	810,937	239,875	825,837	813,964	62,503

Net asset value per unit: Type VII	$10.98	11.55	9.98	11.26	3.88	10.56	6.51	7.42

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Prudential Series Fund, Inc.,
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Prudential Jennison Portfolio
Assets
Investments in Prudential Series Fund, Inc., at fair value (note 2):
SP Prudential U.S. Emerging Growth Portfolio (11,920 shares; cost — $84,502)	$82,010	—	—
SP Jennison International Growth Portfolio (3,167 shares; cost — $18,051)	—	17,195	—
Prudential Jennsion Portfolio (2,184 shares; cost — $34,806)	—	—	40,294
Receivable from affiliate	—	—	—
Receivable for units sold	—	—	—

Total assets	82,010	17,195	40,294

Liabilities
Accrued expenses payable to affiliate (note 4)	42	8	21
Payable for units withdrawn	—	—	—

Total liabilities	42	8	21

Net assets attributable to variable deferred annuity contractholders	$81,968	17,187	40,273

Outstanding units: Type I	—	—	—

Net asset value per unit: Type I	$—	—	—

Outstanding units: Type II	—	—	—

Net asset value per unit: Type II	$—	—	—

Outstanding units: Type III	9,251	2,313	4,587

Net asset value per unit: Type III	$8.86	7.43	8.78

Outstanding units: Type IV	—	—	—

Net asset value per unit: Type IV	$—	—	—

Outstanding units: Type V	—	—	—

Net asset value per unit: Type V	$—	—	—

Outstanding units: Type VI	—	—	—

Net asset value per unit: Type VI	$—	—	—

Outstanding units: Type VII	—	—	—

Net asset value per unit: Type VII	$—	—	—

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$6,352,637	22,524,332	3,220,942	339,017	2,975,046	—	1,123,777	4,372,502	576,370
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	396,880	693,568	153,211	18,005	46,116	3,072	70,425	134,472	22,106
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	5,900,793	3,822,764	1,057,243	178,781	518,942	45,173	935,497	625,378	468,235
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	2,332,737	3,211,456	498,385	98,881	180,319	—	658,056	292,652	511,438
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	275,211	666,423	60,769	28,925	18,121	—	71,951	40,963	43,138
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	228	5,802	17	281	88	—	79	86	153
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	175,562	215,491	—	—	—	—	66,914	—	33,676
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	76,481	60,062	—	—	—	—	27,194	—	31,879

Net investment income (expense)	(2,805,255)	13,848,766	1,451,317	14,144	2,211,460	(48,245)	(706,339)	3,278,951	(534,255)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(27,829,368)	—	(1,039,644)	(8,717,479)	2,302,067	(205,182)	1,204,737	1,135,392	(3,036,955)
Unrealized appreciation (depreciation) on investments	(74,140,998)	—	(7,262,090)	575,436	1,789,059	62,272	(7,202,105)	(606,614)	(4,418,280)
Capital gain distributions	7,656,129	—	1,559,446	148,510	843,132	—	5,748,762	—	309,317

Net realized and unrealized gain (loss) on investments	(94,314,237)	—	(6,742,288)	(7,993,533)	4,934,258	(142,910)	(248,606)	528,778	(7,145,918)

Increase (decrease) in net assets from operations	$(97,119,492)	13,848,766	(5,290,971)	(7,979,389)	7,145,718	(191,155)	(954,945)	3,807,729	(7,680,173)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	GE Investments Funds, Inc. (Continued)
	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$78,178	49,054	61,182
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	9,924	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	314,352	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	673,723	22,885	45,454
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	55,494	6,004	3,254
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	18	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	37,821	21,261	40,267
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	13,111	11,118	14,059

Net investment income (expense)	(1,026,265)	(12,214)	(41,852)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5,199,369)	(139,351)	(20,031)
Unrealized appreciation (depreciation) on investments	(4,192,867)	(109,710)	707,039
Capital gain distributions	2,401,767	—	548,300

Net realized and unrealized gain (loss) on investments	(6,990,469)	(249,061)	1,235,308

Increase (decrease) in net assets from operations	$(8,016,734)	(261,275)	1,193,456

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
	Year ended December 31, 2001					Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$7,066,950	2,112,821	2,642,952	14,180,461	3,496,216	14,637	19,249
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	148,983	491,004	701,356	274,136	261,261	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	973,765	2,889,376	2,027,855	1,297,966	756,609	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	383,343	1,080,538	644,936	256,491	217,138	45,136	37,010
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	40,896	135,312	73,716	26,207	32,130	4,734	8,736
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	64,198	78,257
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	16,039	35,435

Net investment income (expense)	5,519,963	(2,483,409)	(804,911)	12,325,661	2,229,078	(115,470)	(140,189)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(557,873)	(11,087,954)	(50,964,900)	(8,284,890)	(1,115,630)	(331,636)	(227,812)
Unrealized appreciation (depreciation) on investments	16,457	(70,748,318)	(105,172,506)	(3,378,846)	(5,582,683)	135,259	(433,474)
Capital gain distributions	—	31,705,480	41,238,549	—	4,669,828	275,501	—

Net realized and unrealized gain (loss) on investments	(541,416)	(50,130,792)	(114,898,857)	(11,663,736)	(2,028,485)	79,124	(661,286)

Increase (decrease) in net assets from operations	$4,978,547	(52,614,201)	(115,703,768)	661,925	200,593	(36,346)	(801,475)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio
	Year ended December 31, 2001			Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$10,751,729	457,109	4,520,673	14,387,162	3,829,792	1,773,855	298,008	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	1,438,105	1,438,350	392,211	2,469,735	518,473	63,943	33,221	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	5,854,544	3,917,344	460,487	1,123,116	4,148,292	1,165,069	630,361	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	1,064,975	1,902,773	168,130	256,609	1,482,285	601,388	287,296	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	117,776	170,501	49,887	34,259	184,441	86,446	32,038	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	364	—	—	236	102	39
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	—	—	—

Net investment income (expense)	2,276,329	(6,971,859)	3,449,594	10,503,443	(2,503,699)	(143,227)	(685,010)	(39)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,178,829	(42,421,956)	(18,275,549)	(7,621,838)	(13,723,185)	(6,226,662)	(9,104,519)	(373)
Unrealized appreciation (depreciation) on investments	(75,592,678)	(117,986,402)	(11,403,525)	(27,713,515)	(69,893,964)	(14,385,625)	(3,715,865)	462
Capital gain distributions	30,207,242	42,968,241	7,145,580	5,395,185	13,516,916	5,695,008	—	—

Net realized and unrealized gain (loss) on investments	(44,206,607)	(117,440,117)	(22,533,494)	(29,940,168)	(70,100,233)	(14,917,279)	(12,820,384)	89

Increase (decrease) in net assets from operations	$(41,930,278)	(124,411,976)	(19,083,900)	(19,436,725)	(72,603,932)	(15,060,506)	(13,505,394)	50

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity-Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
	Year ended December 31, 2001		Year ended December 31, 2001	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$35,135	2,854	32,381	26,281	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	83,725	58,032	56,738	27,415	59,105
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	7,584	13,290	13,265	6,465	6,203
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	93,132	113,713	99,310	36,303	144,880
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	43,673	36,595	45,953	28,216	33,598

Net investment income (expense)	(192,979)	(218,776)	(182,885)	(72,118)	(243,786)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(315,764)	(624,990)	(204,654)	(171,603)	(75,666)
Unrealized appreciation (depreciation) on investments	(122,220)	(1,026,349)	(632,281)	(98,935)	1,182,536
Capital gain distributions	101,121	268,325	121,429	84,378	—

Net realized and unrealized gain (loss) on investments	(336,863)	(1,383,014)	(715,506)	(186,160)	1,106,870

Increase (decrease) in net assets from operations	$(529,842)	(1,601,790)	(898,391)	(258,278)	863,084

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Federated Insurance Series				Federated Insurance Series — Service Shares	Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Small Capitalization Portfolio	LargeCap Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
	Year ended December 31, 2001				Year ended December 31, 2001	Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$1,436,630	6,110,043	1,826,389	—	128,479	54,701	787,133	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	63,599	51,942	42,710	—	—	88,242	200,956	52,792	48,079
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	1,051,143	623,722	556,938	—	—	956,123	2,776,686	646,200	477,344
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	338,797	203,951	141,040	2,902	18,614	433,110	1,526,054	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	47,297	26,867	15,324	7,081	3,006	61,406	209,482	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	5,563	19,608	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	1,712	12,546	—	—	—	—

Net investment income (expense)	(64,206)	5,203,561	1,070,377	(17,258)	74,705	(1,484,180)	(3,926,045)	(698,992)	(525,423)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,144,469)	(8,341,037)	(2,745,661)	7,681	(31,976)	(61,207,246)	(42,931,677)	(7,080,467)	(38,829,351)
Unrealized appreciation (depreciation) on investments	(5,763,692)	3,591,100	(6,865,095)	(123,378)	(127,498)	17,664,751	(47,996,826)	(11,211,227)	15,093,725
Capital gain distributions	626,171	—	—	—	—	—	42,682,659	—	—

Net realized and unrealized gain (loss) on investments	(6,281,990)	(4,749,937)	(9,610,756)	(115,697)	(159,474)	(43,542,495)	(48,245,844)	(18,291,694)	(23,735,626)

Increase (decrease) in net assets from operations	$(6,346,196)	453,624	(8,540,379)	(132,955)	(84,769)	(45,026,675)	(52,171,889)	(18,990,686)	(24,261,049)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio	Equity Income Portfolio	High Yield Portfolio
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$—	118,262	1,650,846	7,541,608	2,463,002	688,871	1,354,277	10	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	414,931	863,328	1,136,627	523,520	68,394	169,347	183,087	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	2,645,062	4,819,932	6,779,519	5,162,824	770,841	1,702,482	2,466,195	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	1,595,869	2,569,234	2,045,447	2,509,541	299,233	814,880	2,158,978	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	188,258	298,125	280,315	261,638	32,639	190,392	201,905	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	49	434	135	22	5
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(4,844,120)	(8,432,357)	(8,591,062)	(915,915)	1,291,846	(2,188,664)	(3,656,023)	(12)	(5)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(128,912,280)	(54,089,115)	(42,755,845)	(10,845,801)	1,049,200	(55,891,277)	(39,949,820)	(58)	(38)
Unrealized appreciation (depreciation) on investments	(67,252,755)	(131,956,939)	(167,495,927)	(34,904,569)	140,773	(3,142,749)	(59,003,007)	(196)	56
Capital gain distributions	—	1,446,229	1,639,605	7,596,286	2,195,762	1,324,240	2,703,264	65	—

Net realized and unrealized gain (loss) on investments	(196,165,035)	(184,599,825)	(208,612,167)	(38,154,084)	3,385,735	(57,709,786)	(96,249,563)	(189)	18

Increase (decrease) in net assets from operations	$(201,009,155)	(193,032,182)	(217,203,229)	(39,069,999)	4,677,581	(59,898,450)	(99,905,586)	(201)	13

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	—	—	35,742	17,277	26,025	434,420
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4)	21,551	10,882	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4)	135,601	116,677	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4)	158,173	139,060	23,344	43,969	28,988	38,626	26,320	102,671
Expenses — Mortality and expense risk charges and administrative expenses —Type IV (note 4)	17,629	20,416	2,513	7,606	5,535	6,897	13,965	16,289
Expenses — Mortality and expense risk charges and administrative expenses —Type V (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type VI (note 4)	41,668	48,317	92,118	137,544	126,277	142,035	62,588	196,631
Expenses — Mortality and expense risk charges and administrative expenses —Type VII (note 4)	9,361	8,196	17,354	33,539	29,220	38,546	19,019	85,194

Net investment income (expense)	(383,983)	(343,548)	(135,329)	(222,658)	(154,278)	(208,827)	(95,867)	33,635

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,117,954)	(10,473,844)	(1,568,985)	(1,313,020)	(848,263)	(603,314)	(322,660)	(327,259)
Unrealized appreciation (depreciation) on investments	(2,286,189)	(2,173,041)	(2,037,458)	(2,594,017)	(1,843,183)	(2,275,379)	(424,899)	(819,787)
Capital gain distributions	—	152,466	—	30,785	86,152	29,300	41,249	203,512

Net realized and unrealized gain (loss) on investments	(6,404,143)	(12,494,419)	(3,606,443)	(3,876,252)	(2,605,294)	(2,849,393)	(706,310)	(943,534)

Increase (decrease) in net assets from operations	$(6,788,126)	(12,837,967)	(3,741,772)	(4,098,910)	(2,759,572)	(3,058,220)	(802,177)	(909,899)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$85,977	1,286,744	1,107,594	501,320	326,216
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	6,450	68,856	8,184	41,641	3,519
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	118,953	685,114	141,395	319,935	73,617
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	107,114	904,296	146,007	490,653	98,127
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	21,366	72,013	21,370	37,379	8,360
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—

Net investment income (expense)	(167,906)	(443,535)	790,638	(388,288)	142,593

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(668,820)	4,328,423	179,257	(2,465,542)	(36,171)
Unrealized appreciation (depreciation) on investments	(1,110,839)	(883,608)	14,477	(2,069,678)	(308,694)
Capital gain distributions	—	6,646,154	—	770,641	—

Net realized and unrealized gain (loss) on investments	(1,779,659)	10,090,969	193,734	(3,764,579)	(344,865)

Increase (decrease) in net assets from operations	$(1,947,565)	9,647,434	984,372	(4,152,867)	(202,272)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund	AIM V.I. Aggressive Growth Fund	AIM V.I. New Technology Fund	AIM V.I. Growth Fund	AIM V.I. Value Fund	AIM V.I. Capital Development Fund	AIM V.I. Growth & Income Fund	AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
	Year ended December 31, 2001							Period from January 4, 2001 to December 31, 2001	Period from March 19, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	1,155	18,118	43,067	—	—	15	264
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	23,158	—	—	11,080	70,457	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	4,959	—	—	1,268	9,053	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	105	27	105	—	—	15	13	18	38
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	64,788	—	—	44,316	140,841	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	28,941	—	—	20,720	56,487	—	—	—	—

Net investment income (expense)	(121,951)	(27)	1,050	(59,266)	(233,771)	(15)	(13)	(3)	226

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,143,306)	(420)	(777)	(534,407)	(596,280)	(124)	(375)	(1,843)	—
Unrealized appreciation (depreciation) on investments	(1,045,492)	566	(25,931)	(1,004,200)	(1,850,658)	25	5	586	49
Capital gain distributions	1,247,366	—	28,977	—	653,741	—	—	98	—

Net realized and unrealized gain (loss) on investments	(941,432)	146	2,269	(1,538,607)	(1,793,197)	(99)	(370)	(1,159)	49

Increase (decrease) in net assets from operations	$(1,063,383)	119	3,319	(1,597,873)	(2,026,968)	(114)	(383)	(1,162)	275

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	MFS® Variable Insurance Trust				Dreyfus
	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utility Series	Dreyfus Investment Portfolios-Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
	Year ended December 31, 2001				Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$4,506	9,389	—	125,583	16,242	3,821
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	24,944	21,494	23,861	28,521	3,181	2,688
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	3,461	2,183	2,349	3,114	1,520	1,008
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	89,774	36,401	41,131	59,698	6,497	61,582
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	22,864	14,420	11,508	24,491	1,237	8,919

Net investment income (expense)	(136,537)	(65,109)	(78,849)	9,759	3,807	(70,376)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(412,945)	(97,333)	(137,496)	(353,704)	1,498	(142,691)
Unrealized appreciation (depreciation) on investments	(1,370,533)	(390,183)	355,566	(2,386,030)	102,039	(1,061,003)
Capital gain distributions	54,391	51,546	83,336	330,862	—	—

Net realized and unrealized gain (loss) on investments	(1,729,087)	(435,970)	301,406	(2,408,872)	103,537	(1,203,694)

Increase (decrease) in net assets from operations	$(1,865,624)	(501,079)	222,557	(2,399,113)	107,344	(1,274,070)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	PIMCO Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Foreign Bond Portfolio	Long-Term U.S. Government Bond Portfolio	High Yield Bond Portfolio	Total Return Bond Portfolio	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
	Year ended December 31, 2001				Year ended December 31, 2001	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$37,238	448,027	379,370	865,020	—	100,077	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	8,596	46,084	28,492	91,591	9,998	130,225	48,779	8,340
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	433	7,764	2,528	30,811	1,144	20,066	5,004	2,111
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	4,577	66,615	30,871	124,561	43,702	178,617	132,823	20,057
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	1,171	32,270	14,671	64,896	12,106	68,317	58,210	4,943

Net investment income (expense)	22,461	295,294	302,808	553,161	(66,950)	(297,148)	(244,816)	(35,451)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,393	37,851	(52,876)	125,115	(617,106)	(575,527)	(905,062)	(267,565)
Unrealized appreciation (depreciation) on investments	9,015	(901,801)	(155,323)	(521,229)	(896,601)	(817,306)	(2,097,646)	23,695
Capital gain distributions	—	749,489	—	846,727	—	775,214	809,253	117,347

Net realized and unrealized gain (loss) on investments	12,408	(114,461)	(208,199)	450,613	(1,513,707)	(617,619)	(2,193,455)	(126,523)

Increase (decrease) in net assets from operations	$34,869	180,833	94,609	1,003,774	(1,580,657)	(914,767)	(2,438,271)	(161,974)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Prudential Series Fund, Inc.
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Prudential Jennison Portfolio
	Period from July 9, 2001 to December 31, 2001	Period from August 6, 2001 to December 31, 2001	Period from September 17, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	477	66	151
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—

Net investment income (expense)	(477)	(66)	(151)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(55)	(41)	13
Unrealized appreciation (depreciation) on investments	(2,492)	(856)	5,488
Capital gain distributions	—	—	—

Net realized and unrealized gain (loss) on investments	(2,547)	(897)	5,501

Increase (decrease) in net assets from operations	$(3,024)	(963)	5,350

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund		Real Estate Securities Fund		Global Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,805,255)	(3,727,490)	13,848,766	19,722,676	1,451,317	1,681,290	14,144	(65,843)	2,211,460	2,793,738	(48,245)	47,423
Net realized gain (loss)	(27,829,368)	19,970,209	—	—	(1,039,644)	1,764,433	(8,717,479)	1,378,982	2,302,067	62,643	(205,182)	2,808
Unrealized appreciation (depreciation) on investments	(74,140,998)	(107,689,426)	—	—	(7,262,090)	(4,412,545)	575,436	(13,842,761)	1,789,059	10,710,276	62,272	11,564
Capital gain distributions	7,656,129	13,424,428	—	—	1,559,446	4,900,944	148,510	7,179,272	843,132	297,755	—	5,993

Increase (decrease) in net assets from operations	(97,119,492)	(78,022,279)	13,848,766	19,722,676	(5,290,971)	3,934,122	(7,979,389)	(5,350,350)	7,145,718	13,864,412	(191,155)	67,788

From capital transactions:
Net premiums	53,679,836	127,498,768	227,354,709	516,269,471	5,910,782	16,786,233	1,670,370	5,764,524	2,426,706	3,297,363	40,407	126,539
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(7,007,692)	(4,472,501)	(6,219,119)	(4,485,872)	(1,078,099)	(1,261,400)	(125,879)	(102,828)	(400,477)	(129,669)	(47,506)	—
Surrenders	(48,078,623)	(43,051,516)	(194,807,725)	(119,630,886)	(11,790,492)	(8,222,688)	(1,947,111)	(1,473,052)	(4,157,768)	(2,468,128)	(277,236)	(462,743)
Cost of insurance and administrative expense (note 4)	(644,024)	(541,072)	(517,702)	(329,548)	(125,521)	(106,096)	(21,079)	(17,303)	(49,840)	(24,954)	(2,818)	(2,736)
Transfer gain (loss) and transfer fees	(293,198)	(1,375,102)	(431,559)	(6,376,318)	(43,462)	(147,987)	56,472	(128,946)	4,713	(1,836)	(159)	(194,245)
Capital Contribution	—	—	—	—	—	—	—	(17,803)	—	(1,916,444)	—	—
Transfers (to) from the Guarantee Account	38,496,549	77,494,301	23,010,841	32,507,913	3,570,776	9,007,289	822,919	1,626,671	895,187	1,559,033	276,439	403,611
Interfund transfers	(13,907,382)	(10,791,405)	141,804,870	(411,698,590)	10,959,313	529,778	(179,436)	637,892	9,730,137	14,572,417	62,731	(262,258)

Increase (decrease) in net assets from capital transactions	22,245,466	144,761,473	190,194,315	6,256,170	7,403,297	16,585,129	276,256	6,289,155	8,448,658	14,891,454	51,858	(391,832)

Increase (decrease) in net assets	(74,874,026)	66,739,194	204,043,081	25,978,846	2,112,326	20,519,251	(7,703,133)	938,805	15,594,376	28,755,866	(139,297)	(324,044)
Net assets at beginning of year	690,711,476	623,972,282	470,420,998	444,442,152	123,557,997	103,038,746	40,402,870	39,464,065	69,456,939	40,701,073	8,676,064	9,000,108

Net assets at end of period	$615,837,450	690,711,476	674,464,079	470,420,998	125,670,323	123,557,997	32,699,737	40,402,870	85,051,315	69,456,939	8,536,767	8,676,064

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investment Funds, Inc. (continued)
	Mid-Cap Value Equity Fund		Income Fund		U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from September 7, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(706,339)	(190,364)	3,278,951	2,656,176	(534,255)	(337,308)	(1,026,265)	(716,083)	(12,214)	382	(41,852)	211
Net realized gain (loss)	1,204,737	1,651,495	1,135,392	(294,093)	(3,036,955)	108,193	(5,199,369)	371,048	(139,351)	(1,303)	(20,031)	661
Unrealized appreciation (depreciation) on investments	(7,202,105)	2,214,711	(606,614)	2,124,354	(4,418,280)	(4,004,706)	(4,192,867)	(7,604,056)	(109,710)	2,845	707,039	20,760
Capital gain distributions	5,748,762	3,455,693	—	—	309,317	3,130,459	2,401,767	3,960,555	—	—	548,300	—

Increase (decrease) in net assets from operations	(954,945)	7,131,535	3,807,729	4,486,437	(7,680,173)	(1,103,362)	(8,016,734)	(3,988,536)	(261,275)	1,924	1,193,456	21,632

From capital transactions:
Net premiums	24,612,394	15,459,789	2,606,095	6,124,136	12,218,130	19,718,034	14,264,418	28,726,468	6,800,445	180,257	10,214,695	208,441
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(654,443)	(395,169)	(867,978)	(372,883)	(682,275)	(801,770)	(455,231)	(584,762)	(16,286)	—	(47,355)	—
Surrenders	(8,675,913)	(6,032,126)	(8,615,763)	(5,195,117)	(3,425,533)	(2,230,307)	(3,977,140)	(2,359,784)	(118,765)	(156)	(166,929)	(2,062)
Cost of insurance and administrative expense (note 4)	(106,400)	(57,184)	(78,405)	(47,847)	(65,664)	(35,435)	(53,347)	(23,454)	(162)	—	(352)	—
Transfer gain (loss) and transfer fees	(17,475)	(51,581)	(12,779)	(65,188)	(4,871)	(102,008)	(32,624)	(210,527)	(6,310)	(310)	(4,031)	(95)
Capital Contribution	(60,748)	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	9,259,849	8,049,992	2,050,352	3,780,622	6,552,859	8,019,690	5,459,372	8,688,279	2,311,238	19,556	3,659,508	11,167
Interfund transfers	37,715,483	2,965,830	35,394,056	3,049,984	10,432,286	5,570,334	7,717,900	9,710,050	28,330	—	5,102,428	—

Increase (decrease) in net assets from capital transactions	62,011,999	19,939,551	30,475,578	7,273,707	25,024,932	30,138,538	22,923,348	43,946,270	8,998,490	199,347	18,757,964	217,451

Increase (decrease) in net assets	61,117,802	27,071,086	34,283,307	11,760,144	17,344,759	29,035,176	14,906,614	39,957,734	8,737,215	201,271	19,951,420	239,083
Net assets at beginning of year	101,375,498	74,304,412	56,610,178	44,850,034	68,103,779	39,068,603	67,268,930	27,311,196	201,271	—	239,083	—

Net assets at end of period	$162,493,300	101,375,498	90,893,485	56,610,178	85,448,538	68,103,779	82,175,544	67,268,930	8,938,486	201,271	20,190,503	239,083

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$5,519,963	5,002,237	(2,483,409)	(4,213,202)	(804,911)	(6,045,898)	12,325,661	13,660,678	2,229,078	2,617,992
Net realized gain (loss)	(557,873)	(1,426,644)	(11,087,954)	19,535,882	(50,964,900)	55,535,692	(8,284,890)	(5,751,459)	(1,115,630)	1,642,307
Unrealized appreciation (depreciation) on investments	16,457	116,272	(70,748,318)	(46,098,627)	(105,172,506)	(134,489,391)	(3,378,846)	(15,280,576)	(5,582,683)	(5,637,908)
Capital gain distributions	—	—	31,705,480	20,108,476	41,238,549	15,829,517	—	—	4,669,828	5,372,892

Increase (decrease) in net assets from operations	4,978,547	3,691,865	(52,614,201)	(10,667,471)	(115,703,768)	(69,170,080)	661,925	(7,371,357)	200,593	3,995,283

From capital transactions:
Net premiums	3,943,874	9,691,839	16,716,609	59,748,019	9,142,218	69,621,179	2,824,717	9,101,537	2,804,619	8,798,942
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(1,508,046)	(864,694)	(2,273,259)	(2,553,573)	(1,641,962)	(1,741,348)	(2,537,212)	(1,007,129)	(694,590)	(704,181)
Surrenders	(11,634,260)	(9,068,522)	(29,096,438)	(29,810,167)	(28,585,470)	(54,966,024)	(16,756,411)	(25,029,783)	(11,457,548)	(10,038,159)
Cost of insurance and administrative expense (note 4)	(102,505)	(70,666)	(334,224)	(281,927)	(302,570)	(462,687)	(147,431)	(146,355)	(108,360)	(99,381)
Transfer gain (loss) and transfer fees	(28,073)	(79,986)	154,986	(879,392)	420,952	(1,826,710)	(16,902)	45,502	47,790	2,261
Transfers (to) from the Guarantee Account	3,030,693	7,069,979	7,044,523	20,075,192	5,179,574	13,411,217	2,174,630	6,762,395	2,022,880	3,123,650
Interfund transfers	44,650,920	(2,002,496)	7,550,652	37,734,556	(38,875,634)	52,786,754	741,249	(15,160,553)	13,595,628	(1,616,513)

Increase (decrease) in net assets from capital transactions	38,352,603	4,675,454	(237,151)	84,032,708	(54,662,892)	76,822,381	(13,717,360)	(25,434,386)	6,114,839	(533,381)

Increase (decrease) in net assets	43,331,150	8,367,319	(52,851,352)	73,365,237	(170,366,660)	7,652,301	(13,055,435)	(32,805,743)	6,315,432	3,461,902
Net assets at beginning of year	84,833,841	76,466,522	355,034,920	281,669,683	365,985,414	358,333,113	134,672,430	167,478,173	84,299,196	80,837,294

Net assets at end of period	$128,164,991	84,833,841	302,183,568	355,034,920	195,618,754	365,985,414	121,616,995	134,672,430	90,614,628	84,299,196

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds — Class 2 Shares
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(115,470)	(2,379)	(140,189)	(3,937)
Net realized gain (loss)	(331,636)	(5,305)	(227,812)	(23,388)
Unrealized appreciation (depreciation) on investments	135,259	1,512	(433,474)	(57,461)
Capital gain distributions	275,501	—	—	—

Increase (decrease) in net assets from operations	(36,346)	(6,172)	(801,475)	(84,786)

From capital transactions:
Net premiums	12,621,837	900,489	12,067,940	1,367,356
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(24,193)	—	(80,339)	—
Surrenders	(256,596)	(5,167)	(358,506)	(6,856)
Cost of insurance and administrative expense (note 4)	(651)	—	(941)	—
Transfer gain (loss) and transfer fees	2,171	90	(8,947)	177,875
Transfers (to) from the Guarantee Account	5,776,773	58,479	7,740,856	319,676
Interfund transfers	890,248	33,498	786,289	(76,789)

Increase (decrease) in net assets from capital transactions	19,009,589	987,389	20,146,352	1,781,262

Increase (decrease) in net assets	18,973,243	981,217	19,344,877	1,696,476
Net assets at beginning of year	981,217	—	1,696,476	—

Net assets at end of period	$19,954,460	981,217	21,041,353	1,696,476

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund						Variable Insurance Products Fund II
	Equity-Income Portfolio		Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,276,329	2,824,466	(6,971,859)	(8,976,031)	3,449,594	241,403	10,503,443	9,715,278	(2,503,699)	(5,711,237)
Net realized gain (loss)	1,178,829	13,511,052	(42,421,956)	43,916,327	(18,275,549)	(2,901,355)	(7,621,838)	9,628,050	(13,723,185)	18,832,496
Unrealized appreciation (depreciation) on investments	(75,592,678)	(18,523,201)	(117,986,402)	(203,701,580)	(11,403,525)	(31,389,426)	(27,713,515)	(75,223,151)	(69,893,964)	(124,566,797)
Capital gain distributions	30,207,242	42,686,468	42,968,241	74,486,477	7,145,580	11,390,996	5,395,185	34,925,087	13,516,916	66,140,474

Increase (decrease) in net assets from operations	(41,930,278)	40,498,785	(124,411,976)	(94,274,807)	(19,083,900)	(22,658,382)	(19,436,725)	(20,954,736)	(72,603,932)	(45,305,064)

From capital transactions:
Net premiums	13,482,354	29,044,681	15,442,813	116,182,870	3,258,924	11,672,112	2,747,180	13,436,965	8,964,960	80,497,330
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(5,351,252)	(4,817,747)	(4,540,521)	(4,586,633)	(358,341)	(688,405)	(2,199,971)	(3,112,604)	(3,332,230)	(2,330,087)
Surrenders	(75,266,482)	(77,427,473)	(58,135,804)	(89,018,584)	(11,801,792)	(19,877,774)	(60,060,644)	(86,541,341)	(38,653,688)	(47,628,051)
Cost of insurance and administrative expense (note 4)	(663,726)	(660,416)	(678,066)	(775,185)	(115,760)	(171,370)	(660,441)	(889,216)	(460,392)	(445,079)
Transfer gain (loss) and transfer fees	15,429	(115,750)	141,103	(1,080,619)	175,065	(1,382,526)	6,302	(27,248)	187,230	(8,762,534)
Transfers (to) from the Guarantee Account	5,636,571	19,866,829	11,551,305	36,567,616	970,603	3,280,561	891,816	7,050,447	7,774,752	33,041,730
Interfund transfers	32,329,189	(43,608,725)	(40,706,964)	28,709,583	(7,775,715)	(1,908,338)	(8,725,157)	(20,530,181)	(33,044,396)	5,787,334

Increase (decrease) in net assets from capital transactions	(29,817,917)	(77,718,601)	(76,926,134)	85,999,048	(15,647,016)	(9,075,740)	(68,000,915)	(90,613,178)	(58,563,764)	60,160,643

Increase (decrease) in net assets	(71,748,195)	(37,219,816)	(201,338,110)	(8,275,759)	(34,730,916)	(31,734,122)	(87,437,640)	(111,567,914)	(131,167,696)	14,855,579
Net assets at beginning of year	653,526,987	690,746,803	664,860,747	673,136,506	97,871,266	129,605,388	364,898,368	476,466,282	536,388,646	521,533,067

Net assets at end of period	$581,778,792	653,526,987	463,522,637	664,860,747	63,140,350	97,871,266	277,460,728	364,898,368	405,220,950	536,388,646

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund III
	Growth & Income Portfolio		Growth Opportunities Portfolio		Mid Cap Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from September 21, 2000 to December 31, 2000
	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(143,227)	(499,119)	(685,010)	(123,662)	(39)	4
Net realized gain (loss)	(6,226,662)	(45,404)	(9,104,519)	(1,855,073)	(373)	—
Unrealized appreciation (depreciation) on investments	(14,385,625)	(14,786,076)	(3,715,865)	(22,990,080)	462	83
Capital gain distributions	5,695,008	8,810,533	—	6,180,953	—	—

Increase (decrease) in net assets from operations	(15,060,506)	(6,520,066)	(13,505,394)	(18,787,862)	50	87

From capital transactions:
Net premiums	5,877,531	27,032,315	2,591,363	14,411,382	1,270	945
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(1,424,095)	(785,394)	(464,333)	(559,722)	—	—
Surrenders	(8,824,078)	(7,938,284)	(4,262,235)	(6,473,880)	(81)	—
Cost of insurance and administrative expense (note 4)	(130,627)	(104,471)	(77,633)	(75,950)	—	—
Transfer gain (loss) and transfer fees	19,770	(208,172)	(7,602)	(217,427)	14	(7)
Transfers (to) from the Guarantee Account	4,980,806	17,374,450	778,037	8,008,572	—	—
Interfund transfers	690,658	(8,077,157)	(14,455,911)	(9,324,271)	18,248	1,253

Increase (decrease) in net assets from capital transactions	1,189,965	27,293,287	(15,898,314)	5,768,704	19,451	2,191

Increase (decrease) in net assets	(13,870,541)	20,773,221	(29,403,708)	(13,019,158)	19,501	2,278
Net assets at beginning of year	140,982,359	120,209,138	87,708,927	100,728,085	2,278	—

Net assets at end of period	$127,111,818	140,982,359	58,305,219	87,708,927	21,779	2,278

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2
	Equity-Income Portfolio		Growth Portfolio		Contrafund Portfolio
	Year ended December 31, 2001	Period from August 1, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(192,979)	(3,756)	(218,776)	(8,679)	(182,885)	(7,510)
Net realized gain (loss)	(315,764)	5,134	(624,990)	(37,243)	(204,654)	(19,931)
Unrealized appreciation (depreciation) on investments	(122,220)	62,429	(1,026,349)	(241,124)	(632,281)	(28,391)
Capital gain distributions	101,121	—	268,325	—	121,429	—

Increase (decrease) in net assets from operations	(529,842)	63,807	(1,601,790)	(287,046)	(898,391)	(55,832)

From capital transactions:
Net premiums	22,344,669	1,333,182	18,991,410	3,018,407	18,046,670	2,943,391
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(146,412)	—	(73,208)	(36,317)	1,731	—
Surrenders	(646,452)	(6,346)	(508,006)	(8,925)	(502,559)	(22,491)
Cost of insurance and administrative expense (note 4)	(854)	—	(1,696)	—	(1,351)	—
Transfer gain (loss) and transfer fees	5,779	(2,869)	(22,131)	(4,900)	(2,059)	(3,844)
Transfers (to) from the Guarantee Account	9,935,895	142,984	8,582,547	355,809	5,490,782	414,773
Interfund transfers	1,050,166	129,048	972,665	47,550	776,426	64,241

Increase (decrease) in net assets from capital transactions	32,542,791	1,595,999	27,941,581	3,371,624	23,809,640	3,396,070

Increase (decrease) in net assets	32,012,949	1,659,806	26,339,791	3,084,578	22,911,249	3,340,238
Net assets at beginning of year	1,659,806	—	3,084,578	—	3,340,238	—

Net assets at end of period	$33,672,755	1,659,806	29,424,369	3,084,578	26,251,487	3,340,238

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund III — Service Class 2
	Growth & Income Portfolio		Mid Cap Portfolio
	Year ended December 31, 2001	Period from July 26, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 11, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(72,118)	(3,630)	(243,786)	1,936
Net realized gain (loss)	(171,603)	(13,831)	(75,666)	(6,137)
Unrealized appreciation (depreciation) on investments	(98,935)	(18,530)	1,182,536	113,983
Capital gain distributions	84,378	—	—	—

Increase (decrease) in net assets from operations	(258,278)	(35,991)	863,084	109,782

From capital transactions:
Net premiums	7,777,890	1,339,564	17,365,942	2,645,431
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(24,619)	—	(138,580)	—
Surrenders	(294,513)	(3,145)	(438,357)	(15,144)
Cost of insurance and administrative expense (note 4)	(383)	—	(1,588)	—
Transfer gain (loss) and transfer fees	1,307	(1,546)	6,368	(7,924)
Transfers (to) from the Guarantee Account	3,018,193	72,388	10,171,338	352,023
Interfund transfers	1,199,190	44,357	1,267,541	47,939

Increase (decrease) in net assets from capital transactions	11,677,065	1,451,618	28,232,664	3,022,325

Increase (decrease) in net assets	11,418,787	1,415,627	29,095,748	3,132,107
Net assets at beginning of year	1,415,627	—	3,132,107	—

Net assets at end of period	$12,834,414	1,415,627	32,227,855	3,132,107

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Federated Insurance Series								Federated Insurance Series — Service Shares
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from August 15, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 8, 2000 to December 31, 20600
	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(64,206)	(476,088)	5,203,561	4,745,880	1,070,377	949,069	(17,258)	(295)	74,705	(995)
Net realized gain (loss)	(1,144,469)	(489,663)	(8,341,037)	(3,675,304)	(2,745,661)	165,708	7,681	(5,800)	(31,976)	(9,685)
Unrealized appreciation (depreciation) on investments	(5,763,692)	(715,898)	3,591,100	(7,353,864)	(6,865,095)	(8,635,890)	(123,378)	(1,730)	(127,498)	(3,199)
Capital gain distributions	626,171	2,763,969	—	—	—	1,180,071	—	—	—	—

Increase (decrease) in net assets from operations	(6,346,196)	1,082,320	453,624	(6,283,288)	(8,540,379)	(6,341,042)	(132,955)	(7,825)	(84,769)	(13,879)

From capital transactions:
Net premiums	3,754,852	11,034,078	1,517,968	7,231,843	1,359,898	6,981,629	867,261	126,697	4,173,898	390,819
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(1,062,185)	(953,128)	(731,236)	(833,035)	(682,892)	(425,673)	—	—	(57,383)	—
Surrenders	(7,702,167)	(7,036,500)	(5,006,419)	(5,255,105)	(4,394,068)	(4,798,773)	(266,055)	(1,406)	(146,779)	(1,299)
Cost of insurance and administrative expense (note 4)	(109,765)	(84,831)	(52,590)	(47,029)	(54,050)	(51,488)	(10)	—	(726)	—
Transfer gain (loss) and transfer fees	(9,119)	(186,756)	(1,455)	(38,347)	13,107	(199,196)	23,768	(217)	643	703
Transfers (to) from the Guarantee Account	2,135,155	6,923,285	1,768,565	5,130,885	1,773,509	5,148,543	488,719	2,509	2,210,134	50,025
Interfund transfers	8,473,822	(7,892,946)	(145,296)	(5,877,661)	(1,454,651)	(2,027,087)	247,616	(32,379)	791,468	—

Increase (decrease) in net assets from capital transactions	5,480,593	1,803,202	(2,650,463)	311,551	(3,439,147)	4,627,955	1,361,299	95,204	6,971,255	440,248

Increase (decrease) in net assets	(865,603)	2,885,522	(2,196,839)	(5,971,737)	(11,979,526)	(1,713,087)	1,228,344	87,379	6,886,486	426,369
Net assets at beginning of year	103,866,636	100,981,114	61,181,949	67,153,686	57,607,863	59,320,950	87,379	—	426,369	—

Net assets at end of period	$103,001,033	103,866,636	58,985,110	61,181,949	45,628,337	57,607,863	1,315,723	87,379	7,312,855	426,369

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Alger American Fund				PBHG Insurance Series Fund, Inc.
	Small Capitalization Portfolio		LargeCap Growth Portfolio		PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,484,180)	(2,365,879)	(3,926,045)	(5,404,634)	(698,992)	(647,896)	(525,423)	(828,457)
Net realized gain (loss)	(61,207,246)	(13,564,336)	(42,931,677)	12,399,667	(7,080,467)	4,923,187	(38,829,351)	7,169,087
Unrealized appreciation (depreciation) on investments	17,664,751	(104,785,153)	(47,996,826)	(126,629,614)	(11,211,227)	(14,212,318)	15,093,725	(28,965,467)
Capital gain distributions	—	63,049,078	42,682,659	49,596,493	—	1,489,256	—	1,332,107

Increase (decrease) in net assets from operations	(45,026,675)	(57,666,290)	(52,171,889)	(70,038,088)	(18,990,686)	(8,447,771)	(24,261,049)	(21,292,730)

From capital transactions:
Net premiums	3,991,956	43,273,829	10,885,327	94,876,142	3,134,205	14,020,989	1,712,799	15,812,918
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(685,700)	(681,256)	(2,849,666)	(2,722,335)	(487,213)	(169,019)	(150,406)	(312,980)
Surrenders	(7,799,646)	(11,283,784)	(23,692,973)	(23,426,161)	(3,581,628)	(3,050,788)	(3,117,409)	(4,817,933)
Cost of insurance and administrative expense (note 4)	(107,603)	(117,397)	(314,849)	(265,904)	(54,308)	(32,221)	(46,788)	(45,635)
Transfer gain (loss) and transfer fees	(107,032)	(400,586)	(149,684)	(837,839)	44,591	(56,520)	116,250	(191,764)
Transfers (to) from the Guarantee Account	3,111,557	12,959,642	7,695,023	33,282,694	5,185,091	11,734,832	3,559,047	10,753,811
Interfund transfers	(4,985,946)	15,469,460	(25,001,077)	16,715,718	(1,805,855)	22,671,141	(6,752,020)	26,319,989

Increase (decrease) in net assets from capital transactions	(6,582,414)	59,219,908	(33,427,899)	117,622,315	2,434,883	45,118,414	(4,678,527)	47,518,406

Increase (decrease) in net assets	(51,609,089)	1,553,618	(85,599,788)	47,584,227	(16,555,803)	36,670,643	(28,939,576)	26,225,676
Net assets at beginning of year	145,612,131	144,058,513	370,198,150	322,613,923	59,874,299	23,203,656	58,873,927	32,648,251

Net assets at end of period	$94,003,042	145,612,131	284,598,362	370,198,150	43,318,496	59,874,299	29,934,351	58,873,927

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series
	Aggressive Growth Portfolio		Growth Portfolio		Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,844,120)	(9,288,294)	(8,432,357)	(10,945,716)	(8,591,062)	(13,431,107)	(915,915)	(2,592,084)	1,291,846	327,776
Net realized gain (loss)	(128,912,280)	71,239,829	(54,089,115)	54,561,971	(42,755,845)	102,321,143	(10,845,801)	14,349,077	1,049,200	(665,109)
Unrealized appreciation (depreciation) on investments	(67,252,755)	(400,491,830)	(131,956,939)	(259,004,529)	(167,495,927)	(376,506,650)	(34,904,569)	(94,048,596)	140,773	961,252
Capital gain distributions	—	78,125,643	1,446,229	67,928,705	1,639,605	89,963,724	7,596,286	59,830,783	2,195,762	2,466,992

Increase (decrease) in net assets from operations	(201,009,155)	(260,414,652)	(193,032,182)	(147,459,569)	(217,203,229)	(197,652,890)	(39,069,999)	(22,460,820)	4,677,581	3,090,911

From capital transactions:
Net premiums	12,567,867	197,345,805	16,476,743	193,495,217	16,168,770	174,564,189	22,047,059	123,102,774	3,270,639	37,151,608
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(2,667,487)	(3,509,063)	(5,583,698)	(4,926,021)	(5,896,892)	(5,459,425)	(5,919,333)	(4,760,289)	(1,530,321)	(842,682)
Surrenders	(25,666,712)	(59,139,579)	(54,232,683)	(70,508,863)	(66,935,292)	(86,534,017)	(50,896,580)	(42,189,339)	(12,774,869)	(15,618,541)
Cost of insurance and administrative expense (note 4)	(344,736)	(493,844)	(668,839)	(679,308)	(771,461)	(893,911)	(588,251)	(463,908)	(159,792)	(154,048)
Transfer gain (loss) and transfer fees	673,055	5,216,823	292,578	(1,231,926)	461,777	(9,879,153)	(14,895)	(593,547)	6,604,059	(18,033,837)
Transfers (to) from the Guarantee Account	11,845,667	52,903,552	11,871,567	58,977,532	14,668,367	58,147,214	23,230,251	76,927,470	1,920,176	7,986,169
Interfund transfers	(53,142,695)	61,614,601	(73,056,919)	49,204,290	(97,053,888)	25,677,312	(10,008,050)	27,050,721	14,866,872	(101,947)

Increase (decrease) in net assets from capital transactions	(56,735,041)	253,938,295	(104,901,251)	224,330,921	(139,358,619)	155,622,209	(22,149,799)	179,073,882	12,196,764	10,386,722

Increase (decrease) in net assets	(257,744,196)	(6,476,357)	(297,933,433)	76,871,352	(356,561,848)	(42,030,681)	(61,219,798)	156,613,062	16,874,345	13,477,633
Net assets at beginning of year	509,032,232	515,508,589	767,048,348	690,176,996	945,825,823	987,856,504	616,840,318	460,227,256	69,930,074	56,452,441

Net assets at end of period	$251,288,036	509,032,232	469,114,915	767,048,348	589,263,975	945,825,823	555,620,520	616,840,318	86,804,419	69,930,074

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	International Growth Portfolio		Capital Appreciation Portfolio		Equity Income Portfolio		High Yield Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from September 8, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 10, 2000 to December 31, 2000
	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,188,664)	(2,802,700)	(3,656,023)	(4,448,723)	(12)	(3)	(5)	44
Net realized gain (loss)	(55,891,277)	40,926,185	(39,949,820)	27,742,167	(58)	(7)	(38)	(1)
Unrealized appreciation (depreciation) on investments	(3,142,749)	(107,099,330)	(59,003,007)	(132,556,476)	(196)	(91)	56	(56)
Capital gain distributions	1,324,240	12,849,769	2,703,264	3,745,856	65	—	—	—

Increase (decrease) in net assets from operations	(59,898,450)	(56,126,076)	(99,905,586)	(105,517,176)	(201)	(101)	13	(13)

From capital transactions:
Net premiums	8,346,854	106,191,793	11,845,790	152,312,346	1,106	75	75	100
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(2,062,702)	(1,881,554)	(4,328,011)	(2,472,220)	—	—	—	—
Surrenders	(19,243,246)	(20,130,584)	(21,834,514)	(25,674,759)	—	—	(1,184)	—
Cost of insurance and administrative expense (note 4)	(300,502)	(269,986)	(373,295)	(314,936)	—	—	—	—
Transfer gain (loss) and transfer fees	4,850,602	(11,322,545)	446,223	(524,073)	9	2	4	2
Transfers (to) from the Guarantee Account	7,089,642	24,152,127	7,939,759	45,426,006	—	—	—	—
Interfund transfers	(24,679,255)	25,567,012	(50,934,230)	8,800,317	479	1,004	—	1,003

Increase (decrease) in net assets from capital transactions	(25,998,607)	122,306,263	(57,238,278)	177,552,681	1,594	1,081	(1,105)	1,105

Increase (decrease) in net assets	(85,897,057)	66,180,187	(157,143,864)	72,035,505	1,393	980	(1,092)	1,092
Net assets at beginning of year	250,380,114	184,199,927	441,612,387	369,576,882	980	—	1,092	—

Net assets at end of period	$164,483,057	250,380,114	284,468,523	441,612,387	2,373	980	0	1,092

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Year ended December 31, 2001	Period from May 2, 2000 to December 31, 2000	Year ended December 31, 2001	Period from May 2, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(383,983)	(185,505)	(343,548)	(22,665)	(135,329)	(12,706)	(222,658)	(15,537)
Net realized gain (loss)	(4,117,954)	471,691	(10,473,844)	(1,660,779)	(1,568,985)	(125,677)	(1,313,020)	(88,725)
Unrealized appreciation (depreciation) on investments	(2,286,189)	1,191,779	(2,173,041)	(8,668,137)	(2,037,458)	(845,885)	(2,594,017)	(596,533)
Capital gain distributions	—	—	152,466	—	—	2,170	30,785	3,362

Increase (decrease) in net assets from operations	(6,788,126)	1,477,965	(12,837,967)	(10,351,581)	(3,741,772)	(982,098)	(4,098,910)	(697,433)

From capital transactions:
Net premiums	5,752,477	10,785,299	6,741,992	17,451,454	8,236,263	4,317,354	15,166,179	5,636,434
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(283,260)	(139,693)	(348,231)	(320,658)	(8,222)	—	(146,432)	(7,246)
Surrenders	(1,356,036)	(498,034)	(1,213,325)	(697,649)	(326,354)	(16,007)	(691,826)	(18,700)
Cost of insurance and administrative expense (note 4)	(23,549)	(7,928)	(19,514)	(4,882)	(1,706)	—	(3,082)	—
Transfer gain (loss) and transfer fees	(19,319)	(16,792)	1,075	(4,735)	(49,670)	(180,308)	(82,351)	(5,167)
Transfers (to) from the Guarantee Account	3,731,403	2,687,103	4,106,972	3,792,018	5,231,531	658,092	6,178,668	415,910
Interfund transfers	(10,817,081)	23,841,367	2,544,761	13,850,355	(123,650)	129,985	556,219	28,944

Increase (decrease) in net assets from capital transactions	(3,015,365)	36,651,322	11,813,730	34,065,903	12,958,192	4,909,116	20,977,375	6,050,175

Increase (decrease) in net assets	(9,803,491)	38,129,287	(1,024,237)	23,714,322	9,216,420	3,927,018	16,878,465	5,352,742
Net assets at beginning of year	38,129,287	—	23,714,322	—	3,927,018	—	5,352,742	—

Net assets at end of period	$28,325,796	38,129,287	22,690,085	23,714,322	13,143,438	3,927,018	22,231,207	5,352,742

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series — Service Shares (continued)
	Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio		Balanced Portfolio
	Year ended December 31, 2001	Period from July 26, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(154,278)	6,110	(208,827)	(14,871)	(95,867)	(1,193)	33,635	9,749
Net realized gain (loss)	(848,263)	(77,233)	(603,314)	(81,037)	(322,660)	(32,754)	(327,259)	(17,256)
Unrealized appreciation (depreciation) on investments	(1,843,183)	(433,290)	(2,275,379)	(521,637)	(424,899)	(156,043)	(819,787)	(86,958)
Capital gain distributions	86,152	61	29,300	2,787	41,249	395	203,512	1,488

Increase (decrease) in net assets from operations	(2,759,572)	(504,352)	(3,058,220)	(614,758)	(802,177)	(189,595)	(909,899)	(92,977)

From capital transactions:
Net premiums	11,382,711	5,481,003	14,176,599	5,220,452	7,352,333	1,964,826	31,036,345	4,139,314
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(64,750)	(18,006)	(24,924)	(30,712)	(58,683)	—	(256,745)	—
Surrenders	(461,031)	(20,312)	(394,836)	(22,523)	(237,405)	(6,122)	(1,230,543)	(9,358)
Cost of insurance and administrative expense (note 4)	(1,618)	—	(2,815)	—	(997)	—	(2,865)	—
Transfer gain (loss) and transfer fees	(7,111)	(7,827)	61,757	(7,185)	6,973	(5,038)	(44,362)	6,263
Transfers (to) from the Guarantee Account	5,854,195	423,430	8,750,091	879,825	4,300,787	415,549	17,567,019	466,561
Interfund transfers	(723,767)	23,351	(235,912)	142,903	(869,724)	(86,873)	827,954	124,765

Increase (decrease) in net assets from capital transactions	15,978,629	5,881,639	22,329,960	6,182,760	10,493,284	2,282,342	47,896,803	4,727,545

Increase (decrease) in net assets	13,219,057	5,377,287	19,271,740	5,568,002	9,691,107	2,092,747	46,986,904	4,634,568
Net assets at beginning of year	5,377,287	—	5,568,002	—	2,092,747	—	4,634,568	—

Net assets at end of period	$18,596,344	5,377,287	24,839,742	5,568,002	11,783,854	2,092,747	51,621,472	4,634,568

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust				Salomon Brother Variable Series Funds Inc
	Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(167,906)	(139,180)	(443,535)	63,310	790,638	655,019	(388,288)	68,848	142,593	153,647
Net realized gain (loss)	(668,820)	46,957	4,328,423	449,393	179,257	(26,890)	(2,465,542)	295,242	(36,171)	12,080
Unrealized appreciation (depreciation) on investments	(1,110,839)	(787,438)	(883,608)	8,304,706	14,477	(95,423)	(2,069,678)	65,351	(308,694)	195,015
Capital gain distributions	—	—	6,646,154	1,591,378	—	—	770,641	1,091,072	—	—

Increase (decrease) in net assets from operations	(1,947,565)	(879,661)	9,647,434	10,408,787	984,372	532,706	(4,152,867)	1,520,513	(202,272)	360,742

From capital transactions:
Net premiums	1,741,948	5,488,174	11,496,311	11,688,767	1,923,618	4,853,560	7,624,117	9,082,204	1,829,377	2,362,422
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(108,194)	(77,500)	(754,001)	(92,840)	(61,984)	(93,758)	(473,319)	(9,268)	(21,922)	(52,792)
Surrenders	(809,111)	(891,998)	(9,326,605)	(1,586,680)	(1,563,775)	(673,689)	(5,278,858)	(715,457)	(412,372)	(341,058)
Cost of insurance and administrative expense (note 4)	(14,833)	(9,213)	(115,353)	(19,420)	(19,074)	(4,640)	(62,388)	(5,632)	(10,127)	(3,821)
Transfer gain (loss) and transfer fees	(6,888)	(21,844)	(821,735)	(165,765)	(5,276)	15,819	63,382	(96,558)	2,510	96
Transfers (to) from the Guarantee Account	645,079	1,282,884	3,365,746	3,092,219	923,990	1,475,770	2,021,064	1,171,182	518,768	956,626
Interfund transfers	2,531,099	1,019,672	60,178,334	34,303,642	11,948,809	1,747,930	27,066,248	22,724,325	6,119,969	1,103,825

Increase (decrease) in net assets from capital transactions	3,979,100	6,790,175	64,022,697	47,219,923	13,146,308	7,320,992	30,960,246	32,150,796	8,026,203	4,025,298

Increase (decrease) in net assets	2,031,535	5,910,514	73,670,131	57,628,710	14,130,680	7,853,698	26,807,379	33,671,309	7,823,931	4,386,040
Net assets at beginning of year	16,109,204	10,198,690	74,142,206	16,513,496	13,181,698	5,328,000	37,463,216	3,791,907	7,636,739	3,250,699

Net assets at end of period	$18,140,739	16,109,204	147,812,337	74,142,206	27,312,378	13,181,698	64,270,595	37,463,216	15,460,670	7,636,739

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund		AIM V.I. Aggressive Growth Fund		AIM V.I. New Technology Fund		AIM V.I. Growth Fund
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 16, 2000 to December 31, 2000	Year ended December 31, 2001	Period from September 8, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 20, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(121,951)	(6,725)	(27)	(4)	1,050	(6)	(59,266)	(5,142)
Net realized gain (loss)	(1,143,306)	(39,485)	(420)	54	(777)	(186)	(534,407)	(46,880)
Unrealized appreciation (depreciation) on investments	(1,045,492)	(362,655)	566	(160)	(25,931)	(1,213)	(1,004,200)	(279,588)
Capital gain distributions	1,247,366	53,685	—	—	28,977	305	—	61,649

Increase (decrease) in net assets from operations	(1,063,383)	(355,180)	119	(110)	3,319	(1,100)	(1,597,873)	(269,961)

From capital transactions:
Net premiums	7,471,475	2,230,924	8,000	175	22,926	1,200	5,358,567	2,106,482
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(36,696)	—	—	—	—	—	(21,600)	—
Surrenders	(340,630)	(11,466)	(861)	—	(42)	—	(168,771)	(10,272)
Cost of insurance and administrative expense (note 4)	(1,216)	—	—	—	—	—	(905)	—
Transfer gain (loss) and transfer fees	122,975	(10,783)	6	2	6	2	22,447	(9,760)
Transfers (to) from the Guarantee Account	5,577,828	299,264	—	—	—	—	2,805,429	207,279
Interfund transfers	1,874,285	34,858	501	1,199	25,138	1,998	(625,247)	14,235

Increase (decrease) in net assets from capital transactions	14,668,021	2,542,797	7,646	1,376	48,028	3,200	7,369,920	2,307,964

Increase (decrease) in net assets	13,604,638	2,187,617	7,765	1,266	51,347	2,100	5,772,047	2,038,003
Net assets at beginning of year	2,187,617	—	1,266	—	2,100	—	2,038,003	—

Net assets at end of period	$15,792,255	2,187,617	9,031	1,266	53,447	2,100	7,810,050	2,038,003

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds
	AIM V.I. Value Fund		AIM V.I. Capital Development Fund		AIM V.I. Growth and Income Fund		AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 24, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 24, 2000 to December 31, 2000	Period from January 4, 2001 to December 31, 2001	Period from March 19, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(233,771)	(5,829)	(15)	—	(13)	—	(3)	226
Net realized gain (loss)	(596,280)	(90,467)	(124)	(3)	(375)	(21)	(1,843)	—
Unrealized appreciation (depreciation) on investments	(1,850,658)	(196,393)	25	—	5	—	586	49
Capital gain distributions	653,741	125,375	—	—	—	—	98	—

Increase (decrease) in net assets from operations	(2,026,968)	(167,314)	(114)	(3)	(383)	(21)	(1,162)	275

From capital transactions:
Net premiums	20,782,363	4,511,000	—	—	168	—	832	800
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(277,345)	(34,914)	—	—	—	—	—	—
Surrenders	(443,729)	(31,891)	—	—	0	—	(49)	—
Cost of insurance and administrative expense (note 4)	(2,337)	—	—	—	—	—	—	—
Transfer gain (loss) and transfer fees	891,144	7,378	1	—	7	—	7	1
Transfers (to) from the Guarantee Account	10,329,067	402,397	—	—	—	—	—	—
Interfund transfers	91,277	13,541	5,015	3	478	21	1,422	8,012

Increase (decrease) in net assets from capital transactions	31,370,440	4,867,511	5,016	3	653	21	2,212	8,813

Increase (decrease) in net assets	29,343,472	4,700,197	4,902	—	270	—	1,050	9,088
Net assets at beginning of year	4,700,197	—	—	—	—	—	—	—

Net assets at end of period	$34,043,669	4,700,197	4,902	—	270	—	1,050	9,088

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utility Series
	Year ended December 31, 2001	Period from July 27, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 18, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 17, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000
Increase (decrease) in net assets From operations:
Net investment income (expense)	$(136,537)	(7,769)	(65,109)	(1,192)	(78,849)	(1,965)	9,759	(1,924)
Net realized gain (loss)	(412,945)	(40,271)	(97,333)	(4,767)	(137,496)	(15,215)	(353,704)	(4,009)
Unrealized appreciation (depreciation) on investments	(1,370,533)	(186,904)	(390,183)	(4,793)	355,566	6,958	(2,386,030)	17,979
Capital gain distributions	54,391	—	51,546	—	83,336	—	330,862	—

Increase (decrease) in net assets from operations	(1,865,624)	(234,944)	(501,079)	(10,752)	222,557	(10,222)	(2,399,113)	12,046

From capital transactions:
Net premiums	10,875,980	2,706,193	5,938,657	572,314	6,274,976	839,758	9,014,258	737,514
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(705)	(7,452)	(18,437)	—	(16,562)	—	(23,607)	—
Surrenders	(400,851)	(9,830)	(125,283)	(1,188)	(182,335)	(3,335)	(212,131)	(1,207)
Cost of insurance and administrative expense (note 4)	(872)	—	(589)	—	(760)	—	(600)	—
Transfer gain (loss) and transfer fees	24,473	(1,937)	23,904	804	1,749	(1,201)	7,628	307
Transfers (to) from the Guarantee Account	4,756,052	283,451	4,833,855	41,319	3,536,289	187,488	6,550,056	238,106
Interfund transfers	(160,054)	7,500	(11,355)	21,339	686,745	(296)	178,892	32,599

Increase (decrease) in net assets from capital transactions	15,094,023	2,977,925	10,640,752	634,588	10,300,102	1,022,414	15,514,496	1,007,319

Increase (decrease) in net assets	13,228,399	2,742,981	10,139,673	623,836	10,522,659	1,012,192	13,115,383	1,019,365
Net assets at beginning of year	2,742,981	—	623,836	—	1,012,192	—	1,019,365	—

Net assets at end of period	$15,971,380	2,742,981	10,763,509	623,836	11,534,851	1,012,192	14,134,748	1,019,365

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Dreyfus
	Dreyfus Investment Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.
	Year ended December 31, 2001	Period from August 17, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 2, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,807	188	(70,376)	2,654
Net realized gain (loss)	1,498	(211)	(142,691)	(4,600)
Unrealized appreciation (depreciation) on investments	102,039	(14,189)	(1,061,003)	(32,434)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	107,344	(14,212)	(1,274,070)	(34,380)

From capital transactions:
Net premiums	912,119	85,724	5,539,339	454,982
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	—	—	(10,553)	—
Surrenders	(20,185)	(1,205)	(40,353)	(1,717)
Cost of insurance and administrative expense (note 4)	(62)	—	(253)	—
Transfer gain (loss) and transfer fees	(30,915)	(603)	(33,278)	(173)
Transfers (to) from the Guarantee Account	347,860	61,276	1,126,130	28,388
Interfund transfers	1,775,921	—	66,787	—

Increase (decrease) in net assets from capital transactions	2,984,738	145,192	6,647,819	481,480

Increase (decrease) in net assets	3,092,082	130,980	5,373,749	447,100
Net assets at beginning of year	130,980	—	447,100	—

Net assets at end of period	$3,223,062	130,980	5,820,849	447,100

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio
	Year ended December 31, 2001	Period from October 20, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 24, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 7, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$22,461	126	295,294	3,128	302,808	3,259	553,161	11,029
Net realized gain (loss)	3,393	—	37,851	17,990	(52,876)	(2,571)	125,115	13,606
Unrealized appreciation (depreciation) on investments	9,015	(57)	(901,801)	4,992	(155,323)	(2,065)	(521,229)	4,957
Capital gain distributions	—	311	749,489	—	—	—	846,727	—

Increase (decrease) in net assets from operations	34,869	380	180,833	26,110	94,609	(1,377)	1,003,774	29,592

From capital transactions:
Net premiums	1,544,684	9,336	13,135,184	582,654	7,628,475	235,661	26,356,447	1,355,203
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(9,884)	—	(80,372)	—	(22,849)	—	(55,550)	—
Surrenders	(43,532)	—	(363,112)	(2,654)	(257,969)	(1,152)	(553,985)	(6,232)
Cost of insurance and administrative expense (note 4)	(2)	—	(1,226)	—	(144)	—	(672)	—
Transfer gain (loss) and transfer fees	28,213	(7)	101,440	(280)	71,997	107	539,868	(1,474)
Transfers (to) from the Guarantee Account	415,602	2,827	6,488,382	77,348	4,003,331	27,361	13,535,252	192,442
Interfund transfers	674,589	—	2,727,913	—	1,264,321	513	5,524,978	(4,404)

Increase (decrease) in net assets from capital transactions	2,609,670	12,156	22,008,209	657,068	12,687,162	262,490	45,346,338	1,535,535

Increase (decrease) in net assets	2,644,539	12,536	22,189,042	683,178	12,781,771	261,113	46,350,112	1,565,127
Net assets at beginning of year	12,536	—	683,178	—	261,113	—	1,565,127	—

Net assets at end of period	$2,657,075	12,536	22,872,220	683,178	13,042,884	261,113	47,915,239	1,565,127

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Alliance Variable Products Series Fund, Inc.
	OTC Fund		Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 11, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(66,950)	(5,772)	(297,148)	(3,606)	(244,816)	(12,850)	(35,451)	(1,187)
Net realized gain (loss)	(617,106)	(39,423)	(575,527)	(3,951)	(905,062)	(79,574)	(267,565)	(10,030)
Unrealized appreciation (depreciation) on investments	(896,601)	(545,912)	(817,306)	51,645	(2,097,646)	(397,329)	23,695	(17,204)
Capital gain distributions	—	19,314	775,214	—	809,253	—	117,347	—

Increase (decrease) in net assets from operations	(1,580,657)	(571,793)	(914,767)	44,088	(2,438,271)	(489,753)	(161,974)	(28,421)

From capital transactions:
Net premiums	3,397,592	2,598,026	36,549,497	1,474,889	14,294,217	5,531,325	2,282,587	386,918
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(28,289)	—	(190,368)	(20,176)	(137,550)	—	(2,767)	—
Surrenders	(154,968)	(9,084)	(725,995)	(2,804)	(437,191)	(13,361)	(44,425)	(1,833)
Cost of insurance and administrative expense (note 4)	(711)	—	(1,101)	—	(2,512)	—	(93)	—
Transfer gain (loss) and transfer fees	7,435	(2,093)	881,234	(238)	255,611	(3,636)	127,121	495
Transfers (to) from the Guarantee Account	2,020,494	335,224	20,922,680	141,518	9,759,357	589,750	1,452,601	76,137
Interfund transfers	162,820	12,190	3,362,004	18,070	(97,465)	365,321	302,716	1,452

Increase (decrease) in net assets from capital transactions	5,404,373	2,934,263	60,797,951	1,611,259	23,634,467	6,469,399	4,117,740	463,169

Increase (decrease) in net assets	3,823,716	2,362,470	59,883,184	1,655,347	21,196,196	5,979,646	3,955,766	434,748
Net assets at beginning of year	2,362,470	—	1,655,347	—	5,979,646	—	434,748	—

Net assets at end of period	$6,186,186	2,362,470	61,538,531	1,655,347	27,175,842	5,979,646	4,390,514	434,748

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Prudential Series Fund, Inc.
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Prudential Jennison Portfolio
	Period from July 9, 2001 to December 31, 2001	Period from August 6, 2001 to December 31, 2001	Period from September 17, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(477)	(66)	(151)
Net realized gain (loss)	(55)	(41)	13
Unrealized appreciation (depreciation) on investments	(2,492)	(856)	5,488
Capital gain distributions	—	—	—

Increase (decrease) in net assets from operations	(3,024)	(963)	5,350

From capital transactions:
Net premiums	86,374	18,469	34,302
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	—	—	—
Surrenders	—	(293)	—
Cost of insurance and administrative expense (note 4)	—	—	—
Transfer gain (loss) and transfer fees	(1,382)	(26)	(44)
Transfers (to) from the Guarantee Account	—	—	—
Interfund transfers	—	—	665

Increase (decrease) in net assets from capital transactions	84,992	18,150	34,923

Increase (decrease) in net assets	81,968	17,187	40,273
Net assets at beginning of year	—	—	—

Net assets at end of period	$81,968	17,187	40,273

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements
December 31, 2001

(1)  Description of Entity

GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series to MFS® Investors Growth Stock Series and its MFS® Growth With Income Series to MFS® Investors Trust Series. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund to AIM V.I. New Technology Fund.

Also during 2001, the Janus Aspen Series High Yield Portfolio was removed as an investment subdivision in the Account.

During May 2001, 4 new investment subdivisions were added to the Account for Type III policies (see note 2). The Equity Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Jennison International Growth Portfolio, and Prudential Jennison Portfolio each invests in a designated portfolio of the Prudential Series Fund, Inc.

In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds — Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund — Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II — Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III — Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series — Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series — Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS® Growth Series, the MFS® Growth With Income Series, the MFS® New Discovery Series, and the MFS® Utility Series each invests in a designated portfolio of the MFS® Variable Insurance Trust. The Dreyfus Investment Portfolios — Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

In April 2000, 12 new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series — Service Shares. The

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds.

All designated portfolios described above are series type mutual funds.

Contractholders may transfer cash values between the Account’s portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain contractholders elect to deposit premiums in the general account of GE Life and Annuity and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

(2)  Summary of Significant Accounting Policies

(a)  Unit Classes

There are seven unit classes included in the Account. Type I units are sold under policy forms P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154.

(b)  Investments

Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)  Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investment Funds, Inc.:
S&P 500® Index Fund	$236,567,752	$210,195,210
Money Market Fund	2,454,011,304	2,233,670,714
Total Return Fund	48,407,331	37,922,237
International Equity Fund	156,645,504	153,436,965
Real Estate Securities Fund	85,185,950	69,352,745
Global Income Fund	1,828,438	1,645,143
Mid-Cap Value Equity Fund	116,797,378	50,961,341
Income Fund	81,855,597	48,043,489
U.S. Equity Fund	49,367,514	24,467,958
Premier Growth Equity Fund	58,962,170	34,802,908
Value Equity Fund	12,496,946	3,595,645
Small-Cap Value Equity Fund	25,953,128	6,723,981
Oppenheimer Variable Account Funds:
Bond Fund/VA	103,031,744	57,306,583
Capital Appreciation Fund/VA	141,605,182	111,623,079
Aggressive Growth Fund/VA	149,455,928	166,106,284
High Income Fund/VA	50,833,661	52,103,820
Multiple Strategies Fund/VA	47,883,292	34,881,053
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	31,508,973	12,785,794
Main Street Growth & Income Fund/VA	22,673,688	2,861,140
Variable Insurance Products Fund:
Equity-Income Portfolio	212,849,862	208,959,547
Growth Portfolio	158,578,725	197,034,098
Overseas Portfolio	399,722,449	413,487,424
Variable Insurance Products Fund II:
Asset Manager Portfolio	42,849,736	95,606,322
Contrafund Portfolio	79,874,315	127,571,499
Variable Insurance Products Fund III:
Growth & Income Portfolio	46,084,919	39,146,858
Growth Opportunities Portfolio	16,899,414	28,807,073
Mid Cap Portfolio	36,909	17,493
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	47,784,371	15,514,360
Growth Portfolio	33,882,918	5,959,599
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	27,438,610	3,748,896
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	17,538,061	5,974,436
Mid Cap Portfolio	32,874,747	5,380,287
Federated Insurance Series:
American Leaders Fund II	41,104,956	34,929,078
High Income Bond Fund II	103,868,007	103,530,134
Utility Fund II	15,058,452	17,230,312
International Small Company Fund II	42,916,929	41,104,463

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Insurance Series — Service Shares:
High Income Bond Fund II	$14,663,078	$7,648,496
Alger American Fund:
Small Capitalization Portfolio	90,359,866	104,960,599
LargeCap Growth Portfolio	116,350,218	114,393,591
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	26,094,011	24,377,116
PBHG Growth II Portfolio	96,557,221	102,713,077
Janus Aspen Series:
Aggressive Growth Portfolio	98,606,851	160,643,838
Growth Portfolio	126,424,956	240,311,588
Worldwide Growth Portfolio	181,322,414	329,486,606
Balanced Portfolio	162,154,345	177,500,393
Flexible Income Portfolio	68,904,476	53,208,764
International Growth Portfolio	408,742,492	445,574,717
Capital Appreciation Portfolio	76,649,886	138,475,643
Equity Income Portfolio	1,959	312
High Yield Portfolio	75	1,186
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	34,249,990	37,229,201
Global Technology Portfolio	32,539,307	21,037,650
Aggressive Growth Portfolio	24,347,511	11,565,300
Growth Portfolio	30,516,042	9,836,964
Capital Appreciation Portfolio	21,944,234	6,083,379
Worldwide Growth Portfolio	29,296,708	7,223,694
International Growth Portfolio	120,251,604	105,611,977
Balanced Portfolio	64,553,648	16,706,077
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	9,685,518	5,750,871
Mid Cap Value Fund	172,185,673	102,688,722
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	26,368,516	11,087,925
Investors Fund	82,375,376	48,340,558
Total Return Fund	14,036,172	5,665,160
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	28,429,607	12,446,161
AIM V.I. Aggressive Growth Fund	8,663	1,042
AIM V.I. New Technology Fund	219,953	141,880
AIM V.I. Growth Fund	10,707,648	3,417,870
AIM V.I. Value Fund	39,920,882	8,227,412
AIM V.I. Capital Development Fund	9,915	4,913
AIM V.I. Growth and Income Fund	7,831	7,190
AIM V.I. Global Utilities Fund	15,690	13,382
AIM V.I. Government Securities Fund	9,265	224

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	17,521,329	2,515,205
MFS® Investors Trust Series	$11,765,034	$1,164,700
MFS® New Discovery Series	12,585,911	2,277,917
MFS® Utility Series	18,059,718	2,224,806
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	10,334,891	7,696,107
The Dreyfus Socially Responsible Growth Fund, Inc.	10,450,358	3,871,598
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	4,688,328	2,120,620
Long-Term U.S. Government Bond Portfolio	31,988,029	9,222,035
High Yield Bond Portfolio	18,147,688	5,338,065
Total Return Bond Portfolio	59,157,468	12,854,764
Rydex Variable Trust:
OTC Fund	7,019,793	1,687,004
Alliance Variable Products Series Fund, Inc:
Growth and Income Portfolio	70,733,666	9,372,386
Premier Growth Portfolio	29,520,901	5,101,406
Quasar Portfolio	6,310,246	2,114,186
Prudential Series Fund, Inc.:
SP Prudential U.S. Emerging Growth Portfolio	84,989	432
SP Jennison International Growth Portfolio	18,442	350
Prudential Jennison Portfolio	34,924	131

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

(4)  Related Party Transactions

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. In addition, charges are assessed to cover certain partial surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a policy. The basis points charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. The table below discloses the fees described above by unit type.

Unit Type	Distribution Expense	Surrender Charges	Administrative Expense Charges	Mortality and Expense Risk Charges
I	.20% for the first ten years following a premium payment	6% or less within six years of any premium payment	$30	1.15%
II	—	6% or less within seven years of any premium payment	$25, if account value is less than $75,000, plus .15%	1.25%
III	—	8% or less within eight years of any premium payment	$25, if account value is less than $10,000, plus .25%	1.30%
IV	—	—	$25, if account value is less than $25,000, plus .25%	1.35%
V	—	—	0.35%	0.40%
VI	—	6% or less within six years of any premium payment	$30 plus .15%	1.35%
VII	—	6% or less within six years of any premium payment	$30 plus .15%	1.55%

For Type III unit contracts, transfers from the guarantee account include approximately $27.7 and $58.8 million of payments by GE Life and Annuity in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500® Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity, Mid-Cap Value Equity and Premier Growth Equity Funds, .80% for the Small-Cap Value Equity Fund, and .55% for the U.S. Equity Fund.

(5)  Capital Transactions

The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with contractholders for each of the years or lesser periods in the two year period ended December 31, 2001 is as follows:

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	3,945	$227,062	29,524	$494,362	2,411	$91,720	1	$6
Units Redeemed	(190,013)	(10,813,162)	(3,288,192)	(54,902,105)	(95,836)	(3,606,128)	(25,891)	(577,216)
Units Exchanged	(72,968)	(124,039)	1,726,844	(155,118)	(41,064)	(40,316)	(73,785)	(5,675)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(259,036)	$(10,710,139)	(1,531,824)	$(54,562,860)	(134,489)	$(3,554,724)	(99,675)	$(582,885)

Units Purchased	2,478	120,597	11,466	194,763	990	37,513	—	—
Units Redeemed	(184,777)	(8,988,581)	(3,307,718)	(56,190,209)	(74,324)	(2,816,011)	(18,592)	(330,548)
Units Exchanged	(35,256)	(1,715,045)	2,800,699	47,577,186	23,592	893,868	(15,402)	(273,848)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(217,555)	$(10,583,030)	(495,553)	$(8,418,261)	(49,742)	$(1,884,629)	(33,994)	$(604,396)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Global Income Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	(878)	$53,044	46	$450	2,346	$37,915	738	$7,823
Units Redeemed	15,223	(910,735)	(18,024)	(180,823)	(99,897)	(1,601,472)	(231,047)	(2,430,811)
Units Exchanged	(14,909)	(8,235)	(12,713)	(791)	(11,459)	(13,530)	(3,539)	(23,965)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(564)	$(865,927)	(30,691)	$(181,164)	(109,010)	$(1,577,087)	(233,848)	$(2,446,953)

Units Purchased	148	2,853	49	500	655	11,748	3,439	39,991
Units Redeemed	(45,295)	(876,267)	(3,609)	(37,126)	(84,583)	(1,516,669)	(192,208)	(2,235,396)
Units Exchanged	9,750	188,632	9,542	98,171	143,699	2,576,677	262,753	3,055,845

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(35,397)	$(684,782)	5,982	$61,546	59,771	$1,071,756	73,984	$860,440

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)				Oppenheimer Variable Account Funds
	U.S. Equity Fund		Premier Growth Equity Fund		Bond Fund/VA		Capital Appreciation Fund/VA
	Unis	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	895	$11,642	850	$9,920	2,739	$59,417	2,529	$171,235
Units Redeemed	(6,809)	(85,350)	(23,499)	(271,942)	(195,959)	(4,217,384)	(164,413)	(10,999,214)
Units Exchanged	96,104	(3,224)	55,247	(2,325)	(14,960)	(32,820)	6,379	(136,527)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	90,190	$(76,932)	32,598	$(264,347)	(208,180)	$(4,190,787)	(155,505)	$(10,964,506)

Units Purchased	307	3,150	3,367	23,028	497	10,882	756	43,332
Units Redeemed	(14,975)	(153,821)	(23,597)	(161,400)	(140,878)	(3,081,287)	(151,512)	(8,684,307)
Units Exchanged	(10,207)	(104,855)	13,805	94,425	103,062	2,254,166	33,229	1,904,614

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(24,875)	$(255,526)	(6,425)	$(43,947)	(37,319)	$(816,239)	(117,527)	$(6,736,361)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)						Variable Insurance Products Fund
	Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	5,842	$494,773	4,410	$140,092	3,230	$104,285	12,748	$542,422	11,056	$820,665
Units Redeemed	(403,930)	(33,885,739)	(299,450)	(9,434,365)	(235,216)	(7,530,769)	(988,456)	(41,690,669)	(719,665)	(52,918,360)
Units Exchanged	31,718	(317,812)	(97,492)	(77,775)	(65,398)	(65,952)	(380,685)	(368,817)	(64,035)	(501,023)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(366,370)	$(33,708,778)	(392,532)	$(9,372,047)	(297,384)	$(7,492,437)	(1,356,393)	$(41,517,064)	(772,644)	$(52,598,718)

Units Purchased	3,133	151,508	2,911	90,832	955	31,286	8,604	382,089	3,873	216,200
Units Redeemed	(259,641)	(12,555,828)	(171,460)	(5,350,588)	(158,243)	(5,176,877)	(611,518)	(27,152,448)	(455,514)	(25,424,932)
Units Exchanged	(134,670)	(6,512,438)	(1,564)	(48,790)	13,215	432,313	19,551	868,073	(162,787)	(9,086,165)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(391,178)	$(18,916,758)	(170,113)	$(5,308,546)	(144,073)	$(4,713,278)	(583,363)	$(25,902,287)	(614,428)	$(34,294,897)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund (continued)		Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	7,571	$241,479	36,673	$1,107,798	15,081	$471,259	1,926	$31,625	3,181	$46,620
Units Redeemed	(487,154)	(15,394,793)	(2,680,732)	(80,156,029)	(639,294)	(19,812,454)	(134,276)	(2,185,679)	(116,507)	(1,693,162)
Units Exchanged	(102,270)	(143,619)	(522,301)	(820,933)	(74,444)	(166,590)	(76,301)	(19,120)	(112,658)	(14,301)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(581,853)	$(15,296,932)	(3,166,360)	$(79,869,165)	(698,657)	$(19,507,785)	(208,651)	$(2,173,174)	(225,984)	$(1,660,843)

Units Purchased	1,169	27,779	14,846	410,193	3,626	95,889	675	10,080	501	5,646
Units Redeemed	(280,695)	(6,666,954)	(1,793,031)	(49,541,082)	(341,020)	(9,019,421)	(91,456)	(1,364,681)	(48,972)	(552,256)
Units Exchanged	(124,293)	(2,952,161)	(297,872)	(8,230,133)	(151,022)	(3,994,278)	27,585	411,609	(30,599)	(345,062)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(403,819)	$(9,591,336)	(2,076,057)	$(57,361,021)	(488,416)	$(12,917,810)	(63,196)	$(942,992)	(79,070)	$(891,672)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series						Alger American Fund
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		Small Capitalization Portfolio		LargeCap Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	835	$14,319	319	$5,668	3,240	$59,429	6,120	$84,706	11,332	$291,531
Units Redeemed	(94,586)	(1,608,723)	(71,936)	(1,269,466)	(97,076)	(1,766,896)	(233,167)	(3,186,792)	(223,755)	(5,691,663)
Units Exchanged	(54,843)	(14,983)	(9,397)	(11,320)	(11,102)	(13,902)	86,263	(40,577)	(64,202)	(64,602)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(148,594)	$(1,609,387)	(81,014)	$(1,275,118)	(104,938)	$(1,721,369)	(140,784)	$(3,142,663)	(276,625)	$(5,464,735)

Units Purchased	528	8,635	1,105	16,447	1,034	16,640	1,146	10,280	2,865	53,000
Units Redeemed	(66,334)	(1,087,156)	(29,123)	(433,602)	(45,201)	(727,791)	(196,344)	(1,761,732)	(196,705)	(3,638,796)
Units Exchanged	34,776	569,957	(127,025)	(1,891,248)	(12,738)	(205,097)	(111,834)	(1,003,445)	(43,476)	(804,251)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(31,030)	$(508,564)	(155,043)	$(2,308,402)	(56,905)	$(916,248)	(307,032)	$(2,754,896)	(237,316)	$(4,390,046)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PBHG Insurance Series Fund, Inc.				Janus Aspen Series
	PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	868	$27,151	2,883	$94,043	13,572	$691,164	26,900	$966,494
Units Redeemed	(20,094)	(614,904)	(62,738)	(2,026,654)	(402,912)	(20,291,639)	(898,626)	(31,968,683)
Units Exchanged	155,998	(13,428)	213,604	(20,099)	76,251	(227,731)	71,791	(317,759)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	136,772	$(601,181)	153,749	$(1,952,710)	(313,089)	$(19,828,206)	(799,935)	$(31,319,948)

Units Purchased	640	11,702	1,894	23,956	6,153	174,897	13,588	346,082
Units Redeemed	(41,886)	(766,584)	(77,412)	(978,615)	(250,697)	(7,125,993)	(669,164)	(17,044,025)
Units Exchanged	(34,172)	(625,432)	(30,911)	(390,766)	(213,186)	(6,059,740)	(376,738)	(9,595,741)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(75,418)	$(1,380,314)	(106,429)	$(1,345,425)	(457,730)	$(13,010,836)	(1,032,314)	$(26,293,684)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	40,691	$1,551,318	19,265	$467,010	4,831	$15,714	(11,129)	$246,567
Units Redeemed	(926,797)	(34,907,598)	(661,691)	(15,895,972)	(127,570)	(6,447,192)	259,231	(5,007,075)
Units Exchanged	19,040	(426,392)	96,995	(144,239)	(7,253)	(64,559)	(283,946)	(69,936)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(867,066)	$(33,782,672)	(545,431)	$(15,573,200)	(129,992)	$(6,496,038)	(35,844)	$(4,830,444)

Units Purchased	10,091	331,978	7,982	179,568	(81)	21,232	347	6,720
Units Redeemed	(627,415)	(20,641,241)	(419,979)	(9,448,980)	13,665	(3,571,289)	(172,962)	(3,352,582)
Units Exchanged	(430,315)	(14,156,856)	(62,919)	(1,415,600)	(2,968)	775,624	(147,077)	(2,850,852)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,047,639)	$(34,466,118)	(474,916)	$(10,685,011)	10,616	$(2,774,434)	(319,692)	$(6,196,714)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares				Goldman Sachs Variable Insurance Trust
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	7,035	$217,967	2,521	$27,866	1,181	$11,787	4,858	$45,066
Units Redeemed	(163,875)	(5,007,075)	(1,371)	(12,506)	(4,885)	(46,943)	(30,471)	(281,114)
Units Exchanged	(114,192)	(69,936)	319,696	(2,644)	196,023	(1,854)	16,814	(1,541)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(271,032)	$(4,859,044)	320,846	$12,716	192,319	$(37,010)	(8,799)	$(237,589)

Units Purchased	6,834	145,164	655	6,237	5,001	9,000	847	7,186
Units Redeemed	(157,840)	(3,352,582)	(17,867)	(170,167)	(43,551)	(78,377)	(11,455)	(97,306)
Units Exchanged	(126,749)	(2,692,223)	(102,729)	(978,417)	(3,176)	(5,716)	15,779	134,047

Net increase (decrease) from capital transactions with contrtactholders during the year ended December 31, 2001	(277,755)	$(5,899,641)	(119,941)	$(1,142,346)	(41,726)	$(75,093)	5,171	$43,927

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Goldman Sachs Variable Insurance Trust (continued)		Salomon Brothers Variable Series Funds, Inc
	Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	473	$5,318	148	$1,500	6	$100	47	$400
Units Redeemed	(43,089)	(481,508)	(17,332)	(174,027)	(13,784)	(200,773)	(23,079)	(193,974)
Units Exchanged	159,748	(3,598)	5,677	(931)	124,404	(1,370)	25,376	(463)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	117,132	$(479,788)	(11,507)	$(173,458)	110,626	$(202,044)	2,344	$(194,037)

Units Purchased	6,985	80,700	135	1,482	1,126	17,419	262	3,019
Units Redeemed	(143,331)	(1,655,937)	(16,348)	(180,138)	(72,213)	(1,117,432)	(1,414)	(16,333)
Units Exchanged	427,655	4,940,798	52,531	578,846	248,648	3,847,616	23,088	266,785

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	291,309	$3,365,561	36,318	$400,189	177,561	$2,747,603	21,936	$253,472

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	840,276	$48,036,897	10,838,087	$107,474,773	102,672	$3,882,213	94,226	$1,697,330
Units Redeemed	(546,831)	(31,261,217)	(5,788,747)	(57,403,516)	(121,690)	(4,601,319)	(48,305)	(870,146)
Units Exchanged	872,013	49,851,170	(6,354,311)	(63,011,868)	169,619	6,413,593	126,369	2,276,320

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,165,458	$66,626,850	(1,304,971)	$(12,940,610)	150,601	$5,694,487	172,290	$3,103,505

Units Purchased	205,417	8,797,487	995,943	16,304,531	50,980	1,802,767	21,557	307,475
Units Redeemed	(811,758)	(34,765,409)	(4,617,591)	(75,594,432)	(224,767)	(7,948,272)	(97,263)	(1,387,323)
Units Exchanged	42,687	1,828,150	8,254,272	135,130,450	243,314	8,604,131	86,651	1,235,963

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(563,654)	$(24,139,773)	4,632,624	$75,840,549	69,527	$2,458,626	10,945	$156,116

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Global Income Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	60,720	$1,100,666	11,119	$126,089	301,492	$4,653,094	122,514	$1,372,111
Units Redeemed	(78,204)	(1,417,601)	(25,033)	(283,865)	(256,018)	(3,951,266)	(247,698)	(2,774,121)
Units Exchanged	461,452	8,364,688	23,762	269,447	474,558	7,324,093	431,371	4,831,184

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	443,968	$8,047,753	9,848	$111,671	520,032	$8,025,920	306,187	$3,429,174

Units Purchased	54,583	1,217,029	2,700	39,907	130,038	2,195,607	67,697	802,746
Units Redeemed	(121,111)	(2,700,386)	(19,656)	(290,435)	(316,422)	(5,342,583)	(487,107)	(5,776,124)
Units Exchanged	220,461	4,915,572	16,311	240,998	1,008,337	17,025,138	1,862,021	22,079,887

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	153,933	$3,432,215	(645)	$(9,530)	821,953	$13,878,163	1,442,611	$17,106,508

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)				Oppenheimer Variable Account Funds
	U.S. Equity Fund		Premier Growth Equity Fund		BondFund/VA		Capital Appreciation Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	422,758	$5,265,104	538,199	$6,246,335	138,479	$2,920,472	328,072	$21,972,322
Units Redeemed	(112,125)	(1,396,428)	(92,533)	(1,073,936)	(239,077)	(5,042,053)	(295,218)	(19,771,964)
Units Exchanged	665,603	8,289,536	879,383	10,206,113	131,768	2,778,948	389,499	26,086,384

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	976,236	$12,158,212	1,325,049	$15,378,512	31,170	$657,367	422,353	$28,286,742

Units Purchased	141,595	1,650,038	53,061	659,613	62,392	1,460,206	172,350	6,041,604
Units Redeemed	(188,273)	(2,193,989)	(141,813)	(1,762,902)	(330,615)	(7,737,605)	(513,437)	(17,998,228)
Units Exchanged	719,936	8,389,604	162,333	2,017,988	1,166,313	27,296,004	288,190	10,102,348

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	673,258	$7,845,653	73,581	$914,699	898,090	$21,018,605	(52,897)	$(1,854,275)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)						Variable Insurance Products Fund
	Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	230,852	$21,455,049	94,575	$2,913,494	81,676	$2,540,315	261,767	$10,702,261	550,437	$40,715,767
Units Redeemed	(218,505)	(20,307,574)	(528,634)	(16,285,315)	(95,093)	(2,957,630)	(952,563)	(38,945,244)	(458,787)	(33,936,417)
Units Exchanged	352,784	32,787,271	(224,329)	(6,910,772)	73,020	2,271,121	(367,760)	(15,035,723)	558,530	41,314,440

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	365,131	$33,934,745	(658,388)	$(20,282,592)	59,603	$1,853,806	(1,058,556)	$(43,278,705)	650,180	$48,093,791

Units Purchased	80,848	3,551,370	35,885	1,059,085	41,397	1,357,313	131,257	5,392,206	122,705	6,199,177
Units Redeemed	(351,991)	(15,461,857)	(396,020)	(11,687,850)	(187,284)	(6,140,625)	(1,225,456)	(50,343,228)	(598,721)	(30,247,753)
Units Exchanged	(330,688)	(14,526,102)	54,919	1,620,855	292,423	9,587,887	423,461	17,396,301	(190,777)	(9,638,200)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(601,831)	$(26,436,589)	(305,216)	$(9,007,909)	146,536	$4,804,574	(670,738)	$(27,554,722)	(666,793)	$(33,686,775)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund (continued)		Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	76,740	$3,196,903	116,824	$3,413,340	618,320	$26,876,531	447,592	$7,524,150	388,853	$5,413,866
Units Redeemed	(114,584)	(4,773,412)	(303,745)	(8,874,800)	(621,297)	(27,005,964)	(297,730)	(5,004,935)	(298,459)	(4,155,341)
Units Exchanged	86,294	3,594,849	7,853	229,451	530,621	23,064,574	375,094	6,305,441	(357,471)	(4,976,936)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	48,450	$2,018,341	(179,068)	$(5,232,008)	527,644	$22,935,140	524,956	$8,824,656	(267,077)	$(3,718,411)

Units Purchased	26,790	580,087	31,708	836,419	128,742	3,268,004	149,772	1,741,297	62,648	706,910
Units Redeemed	(185,218)	(4,010,721)	(458,265)	(12,088,457)	(1,129,540)	(28,672,301)	(523,637)	(6,087,974)	(275,660)	(3,110,470)
Units Exchanged	(68,514)	(1,483,618)	(15,225)	(401,625)	(685,023)	(17,388,665)	185,280	2,154,124	(584,068)	(6,590,460)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(226,942)	$(4,914,252)	(441,782)	$(11,653,663)	(1,685,821)	$(42,792,962)	(188,585)	$(2,192,553)	(797,080)	$(8,994,020)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series						Alger American Fund
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		Small Capitalization Portfolio		LargeCap Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	272,106	$4,605,737	120,842	$2,098,615	146,590	$2,761,945	717,919	$12,459,012	1,337,918	$34,879,435
Units Redeemed	(338,825)	(5,735,043)	(243,681)	(4,231,922)	(166,848)	(3,143,637)	(430,162)	(7,465,185)	(602,177)	(15,698,703)
Units Exchanged	(159,043)	(2,691,999)	(53,755)	(933,538)	80,726	1,520,988	960,439	16,667,793	1,171,805	30,548,855

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(225,762)	$(3,821,305)	(176,594)	$(3,066,845)	60,468	$1,139,297	1,248,196	$21,661,621	1,907,546	$49,729,587

Units Purchased	166,996	1,272,091	26,804	417,043	31,815	474,184	196,011	1,546,638	231,334	4,032,079
Units Redeemed	(813,036)	(6,193,318)	(241,572)	(3,758,512)	(239,832)	(3,574,529)	(688,627)	(5,433,645)	(965,907)	(16,835,516)
Units Exchanged	624,425	4,756,574	1,697	26,398	10,621	158,297	(63,502)	(501,066)	(677,763)	(11,813,240)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(21,615)	$(164,653)	(213,071)	$(3,315,071)	(197,396)	$(2,942,047)	(556,118)	$(4,388,073)	(1,412,336)	$(24,616,677)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PBHG Insurance Series Fund, Inc.				Janus Aspen Series
	PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	487,795	$13,993,838	589,568	$15,718,876	1,201,898	$69,415,865	1,691,481	$62,376,167
Units Redeemed	(91,457)	(2,623,697)	(117,390)	(3,129,796)	(578,318)	(33,400,884)	(929,407)	(34,273,418)
Units Exchanged	1,029,285	29,528,130	1,129,155	30,105,200	1,381,326	79,778,608	1,974,521	72,813,768

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,425,623	$40,898,272	1,601,333	$42,694,279	2,004,906	$115,793,589	2,736,595	$100,916,517

Units Purchased	110,567	3,122,503	159,537	1,688,843	168,344	4,280,488	212,666	5,095,102
Units Redeemed	(118,855)	(3,356,565)	(220,669)	(2,335,988)	(607,422)	(15,444,953)	(1,351,342)	(32,375,814)
Units Exchanged	141,804	4,004,668	(264,710)	(2,802,208)	(667,603)	(16,975,234)	(1,281,148)	(30,694,096)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	133,516	$3,770,606	(325,842)	$(3,449,352)	(1,106,681)	$(28,139,698)	(2,419,824)	$(57,974,808)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	1,238,935	$62,141,778	1,883,372	$45,557,439	318,910	$2,980,192	1,316,719	$31,293,458
Units Redeemed	(998,809)	(50,097,716)	(1,003,621)	(24,276,888)	(97,182)	(9,536,150)	(419,610)	(14,606,477)
Units Exchanged	1,112,263	55,788,334	3,238,888	78,346,400	49,287	4,836,443	831,749	28,952,906

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,352,389	$67,832,396	4,118,639	$99,626,951	271,015	$(1,719,515)	1,728,858	$45,639,887

Units Purchased	205,131	6,438,344	460,179	9,636,427	504,916	1,632,201	88,713	2,132,981
Units Redeemed	(1,436,252)	(45,078,902)	(1,778,492)	(37,242,757)	(2,832,490)	(9,156,347)	(589,609)	(14,176,302)
Units Exchanged	(1,559,693)	(48,953,264)	402,048	8,419,158	2,656,216	8,586,518	(235,984)	(5,673,917)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(2,790,814)	$(87,593,822)	(916,265)	$(19,187,172)	328,642	$1,062,373	(736,880)	$(17,717,239)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares				Goldman Sachs Variable Insurance Trust
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	1,433,677	$45,834,519	252,937	$2,801,648	412,502	$4,029,588	118,384	$1,062,357
Units Redeemed	(456,882)	(14,606,477)	(17,416)	(192,909)	(22,916)	(223,857)	(57,666)	(517,484)
Units Exchanged	1,376,886	44,018,915	1,009,738	11,184,335	944,061	9,222,175	130,991	1,175,501

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	2,353,681	$75,246,957	1,245,259	$13,793,074	1,333,647	$13,027,905	191,709	$1,720,373

Units Purchased	213,871	4,427,658	68,155	572,197	98,599	684,830	51,219	432,057
Units Redeemed	(684,766)	(14,176,302)	(88,022)	(738,991)	(122,973)	(854,126)	(50,589)	(426,748)
Units Exchanged	(1,014,100)	(20,994,308)	(206,803)	(1,736,221)	492,101	3,417,965	177,533	1,497,592

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,484,995)	$(30,742,952)	(226,670)	$(1,903,015)	467,727	$3,248,669	178,163	$1,502,901

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Goldman Sachs Variable Insurance Trust (continued)		Salomon Brothers Variable Series Funds, Inc
	Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	297,612	$2,924,470	121,504	$1,266,650	101,138	$1,495,645	36,127	$391,109
Units Redeemed	(68,385)	(671,983)	(40,351)	(420,651)	(9,905)	(146,467)	(9,687)	(104,874)
Units Exchanged	1,383,576	13,595,628	229,690	2,394,490	572,629	8,468,162	70,815	766,649

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,612,803	$15,848,115	310,843	$3,240,489	663,862	$9,817,339	97,255	$1,052,884

Units Purchased	210,514	2,394,849	67,246	744,854	82,588	1,259,341	42,888	473,282
Units Redeemed	(376,931)	(4,288,045)	(74,631)	(826,655)	(166,194)	(2,534,211)	(19,811)	(218,615)
Units Exchanged	3,004,590	34,180,887	618,837	6,854,603	1,213,642	18,506,226	303,004	3,343,796

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,838,173	$32,287,691	611,452	$6,772,802	1,130,036	$17,231,355	326,081	$3,598,463

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	5,774,481	$64,851,753	30,441,494	$329,086,578	964,040	$10,701,059	272,185	$3,248,727
Units Redeemed	(460,222)	(5,168,635)	(817,149)	(8,833,758)	(110,314)	(1,224,522)	(11,335)	(135,282)
Units Exchanged	1,575,234	17,691,060	(28,707,392)	(310,340,135)	403,559	4,479,590	135,685	1,619,515

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	6,889,493	$77,374,178	916,953	$9,912,684	1,257,285	$13,956,127	396,535	$4,732,960

Units Purchased	2,553,534	25,029,790	12,465,899	136,355,080	300,167	3,308,496	113,660	1,071,027
Units Redeemed	(877,295)	(8,599,263)	(2,108,822)	(23,066,814)	(171,788)	(1,893,481)	(29,651)	(279,403)
Units Exchanged	821,227	8,049,684	(1,748,633)	(19,137,917)	410,875	4,528,734	47,180	444,581

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,497,466	$24,480,211	8,607,444	$94,150,349	539,254	$5,943,749	131,189	$1,236,205

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	151,448	$1,793,173	797,484	$8,721,424	334,910	$3,420,009
Units Redeemed	(23,766)	(281,394)	(70,098)	(766,600)	(32,062)	(327,405)
Units Exchanged	555,644	6,578,906	329,731	3,605,992	241,816	2,469,371

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	683,326	$8,090,686	1,057,117	$11,560,816	544,664	$5,561,975

Units Purchased	71,194	1,031,647	1,151,452	13,608,269	129,167	1,420,474
Units Redeemed	(62,399)	(904,207)	(173,059)	(2,045,280)	(106,660)	(1,172,958)
Units Exchanged	362,817	5,257,498	1,707,360	20,178,193	1,019,097	11,207,220

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	371,612	$5,384,938	2,685,753	$31,741,182	1,041,604	$11,454,736

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,029,292	$11,792,434	1,703,469	$19,751,651	—	$—	—	$—
Units Redeemed	(119,648)	(1,370,786)	(132,167)	(1,532,471)	—	—	—	—
Units Exchanged	326,770	3,743,750	624,052	7,235,845	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,236,414	$14,165,398	2,195,354	$25,455,025	—	$—	—	$—

Units Purchased	555,691	5,989,189	839,361	8,584,185	315,929	6,091,138	490,450	6,663,520
Units Redeemed	(135,389)	(1,459,212)	(208,634)	(2,133,711)	(4,863)	(53,025)	(6,885)	(5,251,667)
Units Exchanged	428,486	4,618,166	720,232	7,365,829	64,334	1,238,092	281,265	(16,281,180)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	848,788	$9,148,143	1,350,959	$13,816,303	375,400	$7,276,205	764,830	$(14,869,327)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	561,154	$5,545,042	2,286,496	$32,454,999	1,962,697	$42,323,000	474,064	$4,705,224
Units Redeemed	(64,209)	(634,480)	(103,260)	(1,465,683)	(116,047)	(2,502,413)	(34,406)	(341,489)
Units Exchanged	249,151	2,461,986	2,025,983	28,757,233	1,270,321	27,392,808	192,027	1,905,917

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	746,096	$7,372,548	4,209,219	$59,746,550	3,116,971	$67,213,395	631,685	$6,269,652

Units Purchased	197,623	2,135,586	521,828	9,103,643	449,277	4,624,388	52,567	1,470,396
Units Redeemed	(195,466)	(2,112,284)	(215,429)	(3,758,310)	(222,429)	(2,289,452)	(79,330)	(2,219,013)
Units Exchanged	1,557,241	16,828,210	83,577	1,458,070	(1,077,502)	(11,090,682)	37,492	1,048,729

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,559,398	$16,851,512	389,976	$6,803,403	(850,654)	$(8,755,746)	10,729	$300,112

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)		Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund
	Multiple Strategies Fund/VA		Global Securities Fund/VA		Main Street Growth & Income Fund/Va		Equity- Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	433,524	$5,032,836	—	$—	—	$—	1,430,124	$15,114,627
Units Redeemed	(23,186)	(269,167)	—	—	—	—	(164,064)	(1,733,954)
Units Exchanged	113,322	1,315,573	—	—	—	—	672,695	7,109,549

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	523,660	$6,079,242	—	$—	—	$—	1,938,755	$20,490,221

Units Purchased	85,715	1,058,087	667,556	6,091,138	564,696	5,120,807	595,075	6,552,026
Units Redeemed	(56,939)	(702,868)	(5,811)	(53,025)	(4,706)	(42,678)	(280,020)	(3,083,132)
Units Exchanged	395,503	4,882,177	135,688	1,238,092	124,843	1,132,099	1,516,424	16,696,465

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	424,279	$5,237,397	797,433	$7,276,205	684,833	$6,210,228	1,831,479	$20,165,359

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund (continued)				Variable Insurance Products Fund II
	Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	5,124,433	$66,565,118	525,888	$6,755,682	666,572	$7,124,795	3,706,126	$44,530,230
Units Redeemed	(496,741)	(6,452,548)	(26,780)	(344,013)	(60,414)	(645,749)	(247,268)	(2,970,997)
Units Exchanged	2,031,135	26,383,938	147,773	1,898,321	194,454	2,078,463	1,375,698	16,529,435

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	6,658,827	$86,496,507	646,881	$8,309,991	800,612	$8,557,508	4,834,556	$58,088,668

Units Purchased	923,738	7,857,816	41,331	753,297	121,911	1,344,449	524,646	4,572,616
Units Redeemed	(800,838)	(6,812,362)	(23,464)	(427,653)	(92,182)	(1,016,591)	(460,323)	(4,012,000)
Units Exchanged	(1,136,212)	(9,665,232)	(39,607)	(721,878)	50,112	552,643	(426,066)	(3,713,429)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,013,312)	$(8,619,778)	(21,740)	$(396,233)	79,841	$880,501	(361,743)	$(3,152,813)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III				Variable Insurance Products Fund — Service Class 2
	Growth & Income Portfolio		Growth Opportunities Portfolio		Equity Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,574,724	$16,275,002	823,186	$7,732,047	—	$—	—	$—
Units Redeemed	(147,962)	(1,529,210)	(118,206)	(1,110,287)	—	—	—	—
Units Exchanged	366,962	3,792,607	533,118	5,007,484	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,793,724	$18,538,399	1,238,098	$11,629,245	—	$—	—	$—

Units Purchased	332,793	3,293,038	189,318	1,298,709	1,217,963	12,164,917	990,425	8,045,931
Units Redeemed	(241,900)	(2,393,640)	(147,086)	(1,008,997)	(31,766)	(317,275)	(13,844)	(112,464)
Units Exchanged	253,320	2,506,655	(955,304)	(6,553,308)	213,931	2,136,732	282,402	2,294,149

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	344,213	$3,406,052	(913,072)	$(6,263,596)	1,400,128	$13,984,374	1,258,983	$10,227,616

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund II —Service Class 2		Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series
	Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio		American Leaders Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	484,175	$5,005,436
Units Redeemed	—	—	—	—	—	—	(63,860)	(660,189)
Units Exchanged	—	—	—	—	—	—	248,916	2,573,305

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	669,231	$6,918,552

Units Purchased	882,087	7,892,763	368,065	3,318,924	739,016	7,311,807	191,920	2,060,330
Units Redeemed	(14,311)	(128,054)	(12,810)	(115,507)	(9,022)	(89,263)	(117,971)	(1,266,459)
Units Exchanged	184,475	1,650,649	145,025	1,307,724	193,297	1,912,478	366,986	3,939,708

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,052,251	$9,415,358	500,280	$4,511,141	923,291	$9,135,023	440,935	$4,733,579

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series (continued)						Federated Insurance Series — Service Shares
	High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	405,619	$3,957,714	347,573	$3,565,438	—	$—	—	$—
Units Redeemed	(50,365)	(491,422)	(27,498)	(282,078)	—	—	—	—
Units Exchanged	82,072	800,797	159,588	1,637,078	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	437,326	$4,267,088	479,663	$4,920,439	—	$—	—	$—

Units Purchased	104,990	967,805	59,742	821,804	40,152	317,757	217,387	2,187,376
Units Redeemed	(96,040)	(885,305)	(51,206)	(704,380)	(61)	(480)	(2,858)	(28,760)
Units Exchanged	252,349	2,326,152	8,721	119,960	20,000	158,279	94,646	952,338

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	261,299	$2,408,653	17,257	$237,384	60,091	$475,556	309,175	$3,110,954

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alger American Fund				Janus Aspen Series
	Small Capitalization Portfolio		LargeCap Growth Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,805,717	$25,545,421	4,061,228	$50,840,396	5,048,611	$111,149,383	8,254,239	$113,044,335
Units Redeemed	(84,213)	(1,191,355)	(364,011)	(4,556,864)	(339,695)	(7,478,683)	(595,015)	(8,148,913)
Units Exchanged	684,204	9,679,418	1,298,114	16,250,414	1,310,591	28,853,743	2,040,239	27,941,696

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	2,405,708	$34,033,484	4,995,331	$62,533,946	6,019,507	$132,524,444	9,699,463	$132,837,117

Units Purchased	110,521	2,099,332	798,200	5,582,819	740,285	6,663,520	1,158,750	9,398,402
Units Redeemed	(59,350)	(1,127,335)	(732,510)	(5,123,364)	(583,435)	(5,251,667)	(1,102,928)	(8,945,643)
Units Exchanged	(14,354)	(272,665)	(738,469)	(5,165,047)	(1,808,760)	(16,281,180)	(2,393,477)	(19,413,051)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	36,817	$699,332	(672,779)	$(4,705,592)	(1,651,910)	$(14,869,327)	(2,337,655)	$(18,960,292)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	6,027,813	$94,887,306	5,549,805	$66,051,590	474,783	$4,775,926	2,722,775	$49,105,715
Units Redeemed	(428,774)	(6,749,596)	(539,341)	(6,419,019)	(49,863)	(501,582)	(118,188)	(2,131,551)
Units Exchanged	1,485,027	23,376,664	1,795,002	21,363,406	319,660	3,215,517	712,898	12,857,235

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	7,084,066	$111,514,373	6,805,466	$80,995,978	744,580	$7,489,861	3,317,485	$59,831,399

Units Purchased	847,842	7,835,849	785,062	10,356,772	128,904	1,396,827	362,593	3,824,797
Units Redeemed	(714,843)	(6,606,658)	(684,992)	(9,036,613)	(122,777)	(1,330,431)	(217,925)	(2,298,772)
Units Exchanged	(1,838,200)	(16,988,861)	359,516	4,742,837	656,899	7,118,228	(619,846)	(6,538,416)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,705,201)	$(15,759,670)	459,586	$6,062,996	663,026	$7,184,624	(475,178)	$(5,012,391)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	6,099,764	$92,094,418	546,951	$5,962,836	923,701	$9,311,200	—	$—
Units Redeemed	(492,593)	(7,437,171)	(36,174)	(394,373)	(70,990)	(715,603)	—	—
Units Exchanged	768,085	11,596,572	1,027,758	11,204,559	567,543	5,721,016	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	6,375,256	$96,253,819	1,538,535	$16,773,022	1,420,254	$14,316,614	—	$—

Units Purchased	638,460	5,932,930	291,929	2,880,181	415,117	2,692,677	448,596	2,973,595
Units Redeemed	(859,638)	(7,988,239)	(48,775)	(481,223)	(46,595)	(302,242)	(3,377)	(22,387)
Units Exchanged	(1,735,306)	(16,125,432)	(690,072)	(6,808,255)	248,615	1,612,646	150,430	997,153

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,956,484)	$(18,180,741)	(446,918)	$(4,409,296)	617,137	$4,003,080	595,649	$3,948,361

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)
	Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	703,138	5,700,216	461,617	3,844,568	678,425	5,459,519	438,168	3,325,078
Units Redeemed	(13,012)	(105,485)	(12,307)	(102,502)	(9,969)	(80,228)	(8,457)	(64,176)
Units Exchanged	149,509	1,212,045	93,773	780,987	125,213	1,007,629	54,503	413,594

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	839,635	$6,806,776	543,083	$4,523,052	793,669	$6,386,920	484,214	$3,674,496

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)		Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Funds Inc
	Balanced Portfolio		Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	368,448	$3,757,412	642,274	$7,371,420	263,180	$2,682,620
Units Redeemed	—	—	(12,740)	(129,922)	(40,604)	(466,023)	(14,685)	(149,688)
Units Exchanged	—	—	84,068	857,328	1,863,060	21,382,452	73,938	753,668

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	439,776	$4,484,818	2,464,730	$28,287,849	322,433	$3,286,600

Units Purchased	1,378,227	13,360,692	74,320	663,761	558,203	8,172,485	90,540	977,051
Units Redeemed	(39,335)	(381,310)	(28,949)	(258,540)	(259,407)	(3,797,892)	(40,306)	(434,955)
Units Exchanged	380,062	3,684,362	142,014	1,268,352	1,531,694	22,425,089	494,554	5,336,944

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,718,954	$16,663,744	187,385	$1,673,573	1,830,490	$26,799,681	544,788	$5,879,040

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Salomon Brothers Variable Series Funds, Inc (continued)				AIM Variable Insurance Funds
	Investors Fund		Total Return Fund		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	548,934	$6,657,631	177,293	$1,802,965	—	$—	—	$—
Units Redeemed	(30,514)	(370,082)	(9,550)	(97,118)	—	—	—	—
Units Exchanged	1,109,594	13,457,503	105,593	1,073,814	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,628,014	$19,745,052	273,336	$2,779,660	—	$—	—	$—

Units Purchased	454,659	5,770,591	113,168	1,168,573	383,727	2,822,991	222,846	1,585,635
Units Redeemed	(156,605)	(1,987,653)	(18,152)	(187,433)	(4,824)	(35,488)	(5,651)	(40,210)
Units Exchanged	435,336	5,525,345	294,064	3,036,536	333,095	2,450,504	39,585	281,661

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	733,390	$9,308,283	389,080	$4,017,676	711,998	$5,238,007	256,780	$1,827,086

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Value Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	1,096,649	9,374,809	456,235	3,526,726	295,790	2,571,315	338,367	3,279,542
Units Redeemed	(14,734)	(125,955)	(2,806)	(21,687)	(3,154)	(27,421)	(3,548)	(34,390)
Units Exchanged	157,852	1,349,410	92,787	717,254	122,030	1,060,819	87,460	847,679

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,239,767	$10,598,265	546,216	$4,222,293	414,666	$3,604,712	422,279	$4,092,831

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utility Series		Dreyfus Investments Portfolios —Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	409,061	3,666,400	40,694	394,667	35,592	294,532	99,677	1,054,164
Units Redeemed	(7,154)	(64,123)	(485)	(4,705)	(1,075)	(8,900)	(1,382)	(14,616)
Units Exchanged	125,999	1,129,318	56,894	551,775	16,663	137,899	45,013	476,052

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	527,906	$4,731,594	97,103	$941,737	51,180	$423,531	143,308	$1,515,600

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PIMCO Variable Insurance Trust (continued)						Rydex Variable Trust
	Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	630,087	6,788,212	393,284	3,963,069	1,135,508	11,930,839	201,688	1,245,860
Units Redeemed	(8,002)	(86,209)	(6,353)	(64,016)	(14,537)	(152,740)	(732)	(4,519)
Units Exchanged	161,006	1,734,595	174,614	1,759,573	320,094	3,363,247	35,411	218,740

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	783,091	$8,436,598	561,545	$5,658,626	1,441,065	$15,141,345	236,367	$1,460,081

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—

Units Purchased	1,660,729	17,487,995	744,030	6,135,908	119,932	1,062,459
Units Redeemed	(29,253)	(308,046)	(17,920)	(147,785)	(835)	(7,397)
Units Exchanged	469,773	4,946,863	244,821	2,018,995	39,467	349,639

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,101,249	$22,126,811	970,931	$8,007,118	158,564	$1,404,701

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Prudential Series Fund, Inc. (continued)
	SP Prudential U.S. Emerging Growth Portfolio		SP Jennison International Growth Portfolio		Prudential Jennison Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—

Units Purchased	9,251	86,374	2,350	18,469	4,500	34,302
Units Redeemed	—	—	(37)	(293)	—	—
Units Exchanged	—	—	—	—	87	665

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	9,251	$86,374	2,313	$18,176	4,587	$34,968

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,005,103	$10,642,151	6,174,022	$64,844,674	197,106	$2,111,241	79,360	$818,461
Units Redeemed	(64,798)	(686,089)	(300,044)	(3,151,303)	(11,007)	(117,899)	(472)	(4,863)
Units Exchanged	269,630	2,854,872	(3,268,645)	(34,330,009)	19,263	206,330	2,896	29,865

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,209,935	$12,810,935	2,605,333	$27,363,362	205,362	$2,199,673	81,784	$843,463

Units Purchased	536,600	4,864,201	4,478,650	49,482,442	73,171	762,006	(14,223)	291,867
Units Redeemed	(279,131)	(2,530,277)	(3,182,444)	(35,161,289)	(32,297)	(336,348)	4,717	(96,796)
Units Exchanged	73,108	662,708	(551,660)	(6,095,024)	48,237	502,348	34,420	(706,336)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	330,577	$2,996,632	744,546	$8,226,129	89,111	$928,006	24,914	$(511,264)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	33,012	$350,405	186,211	$1,760,400	156,442	$1,324,193
Units Redeemed	(451)	(4,786)	(15,963)	(150,912)	(7,035)	(59,547)
Units Exchanged	27,028	286,882	12,764	120,669	(51,079)	(432,355)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	59,589	$632,501	183,012	$1,730,157	98,328	$832,292

Units Purchased	15,089	174,801	125,376	1,303,370	30,848	341,760
Units Redeemed	(10,982)	(127,225)	(33,831)	(351,702)	(34,089)	(377,668)
Units Exchanged	19,648	227,639	110,359	1,147,249	95,582	1,058,942

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	23,755	$275,215	201,904	$2,098,917	92,341	$1,023,034

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	150,282	$1,582,664	187,404	$2,154,879	—	$—	—	$—
Units Redeemed	(19,668)	(207,130)	(7,049)	(81,062)	—	—	—	—
Units Exchanged	22,725	239,324	17,596	202,324	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	153,339	$1,614,858	197,951	$2,276,141	—	$—	—	$—

Units Purchased	73,970	689,750	105,946	1,108,717	119,692	1,127,172	46,732	542,446
Units Redeemed	(16,716)	(155,874)	(28,579)	(299,080)	(201)	(1,884)	(743)	(8,620)
Units Exchanged	1,547	14,426	47,772	499,932	(1,207)	(11,371)	63,003	731,331

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	58,801	$548,303	125,139	$1,309,569	118,284	$1,113,917	108,992	$1,265,158

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	118,086	$1,166,908	384,129	$5,149,463	273,033	$5,348,357	141,734	$1,342,726
Units Redeemed	(7,807)	(77,145)	(20,311)	(272,280)	(7,990)	(156,522)	(4,679)	(44,323)
Units Exchanged	15,284	151,028	189,032	2,534,069	170,107	3,332,162	(31,289)	(296,419)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	125,563	$1,240,792	552,850	$7,411,252	435,150	$8,523,997	105,766	$1,001,984

Units Purchased	31,198	337,200	110,376	1,528,030	102,734	814,951	23,717	204,405
Units Redeemed	(29,017)	(313,635)	(91,237)	(1,263,076)	(28,094)	(222,864)	(21,298)	(183,604)
Units Exchanged	120,576	1,303,233	81,634	1,130,143	(197,521)	(1,566,838)	34,238	295,085

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	122,757	$1,326,797	100,773	$1,395,097	(122,881)	$(974,752)	36,657	$315,886

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)		Oppeheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund
	Multiple Strategies Fund/VA		Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity- Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	104,972	$1,121,506	—	$—	—	$—	291,589	$2,685,371
Units Redeemed	(1,704)	(18,203)	—	—	—	—	(18,128)	(166,952)
Units Exchanged	3,049	32,568	—	—	—	—	41,557	382,719

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	106,317	$1,135,871	—	$—	—	$—	315,018	$2,901,138

Units Purchased	31,892	357,934	1,631	813,303	94,458	853,956	120,997	1,156,034
Units Redeemed	(21,395)	(240,128)	13,577	(7,690)	(572)	(5,170)	(73,463)	(702,651)
Units Exchanged	63,805	716,131	71,387	(40,432)	46,919	424,177	312,577	2,985,658

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	74,302	$833,937	86,595	$765,181	140,805	$1,272,963	360,111	$3,439,041

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Variable Insurance Products Fund (continued)				Variable Insurance Products Fund II
	Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	647,852	$8,081,320	384,250	$1,478,048	173,027	$1,791,032	777,598	$8,619,310
Units Redeemed	(45,860)	(572,054)	(21,243)	(81,714)	(4,410)	(45,648)	(40,346)	(447,212)
Units Exchanged	186,949	2,332,006	(223,299)	(858,936)	(1,011)	(10,460)	140,877	1,561,550

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	788,941	$9,841,272	139,708	$537,397	167,606	$1,734,924	878,129	$9,733,648

Units Purchased	185,356	1,169,620	(26,254)	1,897,761	15,823	156,119	73,865	1,028,452
Units Redeemed	(137,770)	(869,343)	16,194	(1,170,564)	(27,866)	(274,926)	(53,334)	(742,589)
Units Exchanged	(121,402)	(766,063)	22,069	(1,595,271)	20,199	199,274	(5,854)	(81,512)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(73,816)	$(465,787)	12,009	$(868,075)	8,156	$80,467	14,677	$204,351

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III				Variable Insurance Products Fund — Service Class 2
	Growth & Income Portfolio		Growth Opportunities Portfolio		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	326,342	$3,191,138	127,121	$1,208,374	—	$—	—	$—
Units Redeemed	(9,123)	(89,206)	(14,356)	(136,461)	—	—	—	—
Units Exchanged	45,209	442,074	30,908	293,806	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	362,428	$3,544,006	143,673	$1,365,719	—	$—	—	$—

Units Purchased	91,395	831,372	69,104	578,333	122,461	1,214,510	260,686	2,112,921
Units Redeemed	(58,540)	(532,505)	(15,830)	(132,478)	(899)	(8,911)	(1,549)	(12,556)
Units Exchanged	61,668	560,964	(20,903)	(174,940)	2,881	28,573	12,992	105,301

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	94,523	$859,831	32,371	$270,915	124,443	$1,234,172	272,129	$2,205,665

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series
	Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio		American Leaders Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	154,329	$1,408,586
Units Redeemed	—	—	—	—	—	—	(6,083)	(55,520)
Units Exchanged	—	—	—	—	—	—	9,914	90,489

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	158,160	$1,443,555

Units Purchased	216,502	1,963,326	74,399	674,723	83,562	827,659	44,683	413,796
Units Redeemed	(394)	(10,342)	(584)	(5,293)	(1,028)	(10,180)	(35,330)	(327,184)
Units Exchanged	(927)	(24,296)	30,102	272,994	70	689	144,995	1,342,737

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	215,181	$1,928,688	103,917	$942,424	82,604	$818,168	154,348	$1,429,348

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series (continued)						Federated Insurance Series — Service Shares
	High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	136,513	$1,169,846	61,072	$594,816	—	$—	—	$—
Units Redeemed	(15,291)	(131,038)	(7,127)	(69,421)	—	—	—	—
Units Exchanged	(52,131)	(446,738)	17,152	167,057	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	69,091	$592,070	71,097	$692,452	—	$—	—	$—

Units Purchased	15,009	116,672	6,263	47,270	48,870	171,033	268,222	246,978
Units Redeemed	(91,700)	(712,826)	(16,470)	(124,309)	(71,440)	(250,024)	(3,778)	(3,468)
Units Exchanged	149,479	1,161,966	32,553	245,697	39,494	138,221	(218,467)	207,476

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	72,788	$565,812	22,346	$168,659	16,924	$59,230	45,977	$450,986

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alger American Fund				Janus Aspen Series
	Small Capitalization Portfolio		LargeCap Growth Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	388,027	$5,184,690	772,600	$8,864,780	890,520	$16,089,392	1,325,252	$17,108,221
Units Redeemed	(14,858)	(198,527)	(35,085)	(402,568)	(96,503)	(1,743,549)	(108,868)	(1,405,419)
Units Exchanged	66,449	887,884	422,765	4,850,799	110,835	2,002,499	375,464	4,847,007

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	439,618	$5,874,047	1,160,280	$13,313,011	904,852	$16,348,342	1,591,848	$20,549,809

Units Purchased	18,516	335,706	258	1,217,428	209,490	1,448,962	227,029	1,637,157
Units Redeemed	(17,503)	(270,237)	(267)	(1,259,812)	(123,807)	(856,323)	(293,949)	(2,119,737)
Units Exchanged	(9,845)	(97,213)	101	476,484	(286,393)	(1,980,874)	(205,577)	(1,482,464)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(8,832)	$(31,745)	92	$434,100	(200,710)	$(1,388,236)	(272,497)	$(1,965,044)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,062,555	$15,983,788	979,535	$11,026,735	87,485	$835,657	652,604	$11,032,496
Units Redeemed	(46,936)	(706,051)	(60,177)	(677,418)	(6,888)	(65,787)	(27,629)	(467,086)
Units Exchanged	261,495	3,933,609	170,301	1,917,108	21,195	202,448	158,198	2,674,393

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,277,114	$19,211,347	1,089,659	$12,266,424	101,792	$972,317	783,173	$13,239,803

Units Purchased	153,514	1,562,599	344,143	1,874,292	19,177	219,679	126,907	2,374,367
Units Redeemed	(125,441)	(1,276,845)	(1,593,056)	(1,675,813)	(35,522)	(406,915)	(95,074)	(1,778,792)
Units Exchanged	(224,635)	(2,286,540)	1,402,925	1,475,805	25,950	297,262	(132,530)	(2,479,556)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(196,562)	$(2,000,785)	154,012	$1,674,284	9,605	$110,027	(100,697)	$(1,883,981)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,086,829	$14,154,782	69,735	$759,423	179,016	$1,645,105	—	$—
Units Redeemed	(102,984)	(1,341,256)	(1,474)	(16,047)	(1,267)	(11,641)	—	—
Units Exchanged	163,764	2,132,855	29,498	321,245	44,384	407,873	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,147,609	$14,946,381	97,759	$1,064,621	222,133	$2,041,337	—	$—

Units Purchased	154,374	1,330,763	28,789	271,609	49,838	292,286	13,196	387,104
Units Redeemed	(117,974)	(1,016,979)	(9,251)	(87,280)	(21,901)	(128,442)	3,367	(5,663)
Units Exchanged	(367,033)	(3,163,957)	37,501	353,804	25,614	150,216	30,066	(50,570)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(330,633)	$(2,850,173)	57,039	$538,133	53,551	$314,060	46,629	$330,871

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)
	Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	135,483	1,115,523	104,935	881,844	222,712	1,644,510	114,409	459,021
Units Redeemed	(1,125)	(9,267)	(1,316)	(11,057)	(1,032)	(7,618)	(395)	(3,826)
Units Exchanged	(12,385)	(101,971)	(6,696)	(56,277)	6,097	45,022	(65,390)	(616,584)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	121,973	$1,004,285	96,923	$814,510	227,777	$1,681,913	48,624	$(161,389)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)		Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Fund Inc
	Balanced Portfolio		Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	64,837	$623,339	140,173	$1,387,560	94,063	$902,789
Units Redeemed	—	—	(5,060)	(48,649)	(7,660)	(75,828)	(2,791)	(26,790)
Units Exchanged	—	—	11,833	113,759	62,560	619,274	1,901	18,239

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	71,610	$688,449	195,073	$1,931,006	93,173	$894,238

Units Purchased	227,615	2,206,639	72,480	638,944	70,290	848,278	19,615	200,231
Units Redeemed	(3,886)	(37,671)	(16,964)	(149,544)	(37,626)	(454,085)	(19,894)	(203,084)
Units Exchanged	12,890	124,966	31,330	276,186	165,502	1,997,306	10,031	102,407

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	236,619	$2,293,935	86,846	$765,587	198,166	$2,391,500	9,752	$99,554

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Salomon Brothers Variable Series Funds Inc (continued)				AIM Variable Insurance Funds
	Investors Fund		Total Return Fund		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	85,493	$928,828	16,928	$167,948	—	$—	—	$—
Units Redeemed	(1,074)	(11,664)	(125)	(1,241)	—	—	—	—
Units Exchanged	13,396	145,533	625	6,205	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	97,815	$1,062,697	17,428	$172,912	—	$—	—	$—

Units Purchased	49,746	576,766	18,320	184,503	80,959	644,717	29,848	210,123
Units Redeemed	(15,117)	(175,269)	(2,188)	(22,041)	(1,237)	(9,853)	(709)	(4,994)
Units Exchanged	104,203	1,208,125	(832)	(8,381)	851	6,773	25	174

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	138,832	$1,609,622	15,300	$154,082	80,573	$641,637	29,164	$205,304

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Value Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	169,108	1,508,626	86,180	658,230	66,047	554,899	34,966	324,246
Units Redeemed	(1,708)	(15,235)	(1,200)	(9,167)	(235)	(1,972)	(264)	(2,452)
Units Exchanged	(1,734)	(15,468)	(809)	(6,183)	(3,936)	(33,072)	32,972	305,761

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	165,666	$1,477,924	84,171	$642,880	61,876	$519,855	67,674	$627,556

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utility Series		Dreyfus Investments Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	42,246	406,918	620	5,964	21,454	165,605	2,161	23,348
Units Redeemed	(820)	(7,901)	(241)	(2,316)	—	—	(16)	(172)
Units Exchanged	(386)	(3,720)	64,000	615,837	(14)	(112)	20,933	226,107

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	41,040	$395,297	64,379	$619,485	21,440	$165,493	23,078	$249,283

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PIMCO Variable Insurance Trust (continued)						Rydex Variable Trust
	Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	105,711	1,141,707	47,761	483,258	267,814	2,855,551	32,051	177,936
Units Redeemed	(1,447)	(15,629)	(599)	(6,060)	(3,597)	(38,351)	(694)	(3,854)
Units Exchanged	27,823	300,504	20,088	203,259	133,417	1,422,547	(12,655)	(70,254)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	132,087	$1,426,582	67,250	$680,458	397,634	$4,239,747	18,702	$103,827

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—

Units Purchased	301,263	3,214,611	78,959	686,357	42,246	44,279
Units Redeemed	(3,472)	(37,046)	(910)	(7,909)	(820)	(3,465)
Units Exchanged	42,419	452,627	(9,581)	(83,286)	(386)	47,443

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	340,210	$3,630,192	68,468	$595,162	41,040	$88,257

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Real Estate Securities Fund		Mid-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	1,070	$10,900	9,901,886	$10,077,487	8	$75	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	1,085	11,044	254,256	258,765	101	1,002	—	—

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	2,155	$21,944	10,156,142	$10,336,252	109	$1,077	—	$—

Units Purchased	536	4,025	2,120,719	2,152,045	32	375	3	30
Units Redeemed	—	—	(10,295,072)	(10,447,141)	—	—	(5)	(54)
Units Exchanged	4,063	30,541	(91,621)	(92,975)	3,095	35,983	2,068	24,250

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	4,599	$34,566	(8,265,974)	$(8,388,071)	3,127	$36,358	2,066	$24,226

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc. (continued)				Variable Insurance Products Fund III
	Income Fund		Premier Growth Equity Fund		Growth & Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	—	$—	—	$—	994	$10,400
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	958	10,021

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	1,952	$20,421

Units Purchased	101	1,125	7	60	206	1,745
Units Redeemed	—	—	—	—	—	—
Units Exchanged	3,804	42,513	200	1,835	4,493	38,113

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	3,905	$43,638	207	$1,895	4,699	$39,858

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III (continued)				Janus Aspen Series
	Growth Opportunities Portfolio		Mid Cap Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	1,030	$10,475	89	$945	—	$—	(1)	$1,095
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	1,082	11,009	118	1,253	—	—	393	(326,439)

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	2,112	$21,484	207	$2,198	—	$—	392	$(325,344)

Units Purchased	274	1,765	121	1,270	65	700	15	7,990
Units Redeemed	—	—	(8)	(81)	—	—	—	—
Units Exchanged	(2,192)	(14,104)	1,735	18,248	876	9,416	(87)	(46,872)

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	(1,918)	$(12,339)	1,848	$19,437	941	$10,116	(72)	$(38,882)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)						AIM Variable Insurance Funds
	Capital Appreciation Portfolio		Equity Income Portfolio		High Yield Portfolio		AIM V.I. Capital Appreciation Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	1,083	$10,660	7	$75	10	$100	1,000	$10,400
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	1,600	15,750	97	1,004	101	1,003	1,185	12,334

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	2,683	$26,410	104	$1,079	111	$1,103	2,185	$22,734

Units Purchased	1,717	9,275	128	1,106	8	75	269	1,163
Units Redeemed	(318)	(1,717)	—	—	(119)	(1,184)	(3)	(12)
Units Exchanged	(3,433)	(18,552)	55	479	—	—	(1,274)	(5,505)

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	(2,034)	$(10,993)	183	$1,585	(111)	$(1,109)	(1,008)	$(4,354)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund		AIM V.I. New Technology Fund		AIM V.I. Capital Development Fund		AIM V.I. Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	17	$175	118	$1,200	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	119	1,199	196	1,998	—	0	—	0

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	136	$1,374	314	$3,198	—	$0	—	$0

Units Purchased	1,242	8,000	7,161	22,926	—	—	10	168
Units Redeemed	(134)	(861)	(13)	(42)	—	—	0	0
Units Exchanged	78	501	7,852	25,138	506	5,015	29	478

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	1,186	$7,640	15,000	$48,021	506	$5,015	39	$647

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	AIM Variable Insurance Funds (continued)
	AIM V.I. Global Utilities Fund		AIM V.I. Government Securities Fund
	Units	$ Amount	Units	$ Amount
Type V Units
Units Purchased	—	$—	—	$—
Units Redeemed	—	—	—	—
Units Exchanged	—	—	—	—

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—

Units Purchased	57	832	75	800
Units Redeemed	(3)	(49)	—	—
Units Exchanged	99	1,422	747	8,012

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	153	$2,205	822	$8,812

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	275,490	$2,609,406	333,385	$3,379,532	18,237	$194,449	24,796	$246,036
Units Redeemed	(1,035)	(9,801)	(50)	(505)	(65)	(698)	(32)	(317)
Units Exchanged	31,737	300,603	(54,112)	(548,537)	12,837	136,874	5,803	57,577

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	306,192	$2,900,208	279,223	$2,830,489	31,009	$330,626	30,567	$303,296

Units Purchased	1,320,678	10,631,521	1,611,354	16,768,735	509,422	5,516,785	279,011	2,504,516
Units Redeemed	(68,127)	(548,430)	(63,566)	(661,506)	(12,013)	(130,098)	(14,933)	(134,038)
Units Exchanged	1,475,329	11,876,463	664,726	6,917,545	423,761	4,589,111	301,625	2,707,520

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,727,880	$21,959,554	2,212,514	$23,024,774	921,170	$9,975,798	565,703	$5,077,998

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc. (continued)						Oppenheimer Variable Account Funds — Service Class 2
	Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund		Global Securities Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	50,386	$487,693	14,904	$146,107	16,014	$167,032	65,846	$616,801
Units Redeemed	(34)	(330)	—	—	—	—	(6)	(54)
Units Exchanged	6,269	60,679	1,308	12,824	866	9,029	3,157	29,576

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	56,621	$548,042	16,212	$158,931	16,880	$176,061	68,997	$646,322

Units Purchased	335,223	2,863,552	200,461	1,853,354	259,074	2,965,083	600,007	4,895,662
Units Redeemed	(12,256)	(104,698)	(3,356)	(31,027)	(8,911)	(101,988)	(24,057)	(196,289)
Units Exchanged	300,315	2,565,354	108,425	1,002,447	336,729	3,853,839	530,137	4,325,581

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	623,282	$5,324,208	305,530	$2,824,774	586,892	$6,716,934	1,106,087	$9,024,954

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds — Service Class 2 (continued)		Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2
	Main Street Growth & Income Fund/VA		Equity- Income Portfolio		Growth Portfolio		Contrafund Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	94,834	$896,921	85,628	$909,462	273,173	$2,490,803	176,603	$1,695,280
Units Redeemed	(488)	(4,616)	(390)	(4,143)	(680)	(6,204)	(1,076)	(10,333)
Units Exchanged	20,048	189,606	24,674	262,069	34,308	312,819	35,896	344,580

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	114,394	$1,081,912	109,912	$1,167,388	306,801	$2,797,418	211,423	$2,029,528

Units Purchased	551,675	4,564,633	585,856	6,094,996	929,556	6,680,919	782,193	6,473,409
Units Redeemed	(31,570)	(261,216)	(27,876)	(290,012)	(53,837)	(386,939)	(33,234)	(275,049)
Units Exchanged	615,366	5,091,613	579,908	6,033,127	752,457	5,408,079	422,135	3,493,580

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,135,471	$9,395,030	1,137,888	$11,838,111	1,628,176	$11,702,059	1,171,094	$9,691,941

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series		Federated Insurance Series — Service Shares
	Growth & Income Portfolio		Mid Cap Portfolio		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	50,476	$512,373	212,608	$2,201,793	10,016	$92,907	31,514	$297,344
Units Redeemed	(19)	(191)	(1,329)	(13,759)	(152)	(1,406)	(19)	(176)
Units Exchanged	2,552	25,905	32,155	332,998	(3,220)	(29,870)	1,783	16,825

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	53,009	$538,087	243,434	$2,521,032	6,644	$61,631	33,278	$313,993

Units Purchased	302,068	2,674,162	790,103	7,760,335	39,803	252,614	122,038	1,138,762
Units Redeemed	(15,765)	(139,570)	(39,552)	(388,474)	(2,158)	(13,695)	(12,310)	(114,875)
Units Exchanged	227,159	2,011,007	755,777	7,423,187	66,958	424,955	124,409	1,160,873

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	513,462	$4,545,599	1,506,328	$14,795,048	104,603	$663,874	234,137	$2,184,760

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	94,375	$984,714	246,571	$2,093,529	428,722	$3,708,323	483,076	$4,562,284
Units Redeemed	(317)	(3,312)	(822)	(6,979)	(1,455)	(12,589)	(2,137)	(20,188)
Units Exchanged	26,308	274,495	38,437	326,354	80,406	695,489	32,319	305,226

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	120,366	$1,255,897	284,186	$2,412,905	507,673	$4,391,223	513,258	$4,847,321

Units Purchased	189,592	1,654,351	487,313	2,566,306	877,739	4,358,254	942,489	6,859,195
Units Redeemed	(18,469)	(161,161)	(39,083)	(205,817)	(54,791)	(272,055)	(75,717)	(551,052)
Units Exchanged	198,514	1,732,184	240,002	1,263,909	649,157	3,223,270	585,643	4,262,164

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	369,637	$3,225,374	688,232	$3,624,398	1,472,105	$7,309,469	1,452,415	$10,570,307

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Janus Aspen Series — Service Shares (continued)
	Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio		Balanced Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	488,459	$4,480,048	478,138	$4,350,546	184,789	$1,629,885	241,000	$2,362,802
Units Redeemed	(1,866)	(17,118)	(1,055)	(9,595)	(657)	(5,797)	(664)	(6,513)
Units Exchanged	37,794	346,642	85,193	775,165	30,863	272,220	40,116	393,304

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	524,387	$4,809,572	562,276	$5,116,117	214,995	$1,896,308	280,452	$2,749,594

Units Purchased	758,512	5,528,825	858,751	5,969,165	392,442	2,684,995	1,314,112	12,006,552
Units Redeemed	(47,604)	(346,993)	(40,275)	(279,955)	(24,486)	(167,524)	(80,933)	(739,453)
Units Exchanged	496,849	3,621,559	736,441	5,118,994	424,105	2,901,622	1,169,216	10,682,700

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,207,757	$8,803,391	1,554,917	$10,808,204	792,061	$5,419,093	2,402,395	$21,949,800

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	AIM Variable Insurance Funds						MFS® Variable Insurance Trust
	AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund		AIM V.I. Value Fund		MFS® Investors Growth Stock Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	159,895	$1,502,405	134,605	$1,137,650	384,867	$3,353,900	225,579	$2,211,715
Units Redeemed	(652)	(6,124)	(321)	(2,715)	(701)	(6,112)	(1,167)	(11,446)
Units Exchanged	23,688	222,577	20,738	175,275	34,562	301,186	23,097	226,452

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	182,931	$1,718,859	155,022	$1,310,210	418,728	$3,648,975	247,509	$2,426,721

Units Purchased	474,548	3,099,730	492,350	2,802,783	913,329	6,910,582	760,643	5,581,622
Units Redeemed	(35,942)	(234,771)	(16,254)	(92,528)	(51,796)	(391,907)	(46,389)	(340,403)
Units Exchanged	556,505	3,635,067	229,133	1,304,377	888,099	6,719,684	408,332	2,996,353

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	995,111	$6,500,026	705,229	$4,014,631	1,749,632	$13,238,358	1,122,586	$8,237,571

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	MFS® Variable Insurance Trust (continued)						Dreyfus
	MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utility Series		Dreyfus Investment Portfolios-Emerging Markets Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	50,238	$502,393	75,559	$684,627	49,981	$505,225	8,826	$70,779
Units Redeemed	(101)	(1,009)	(39)	(355)	(86)	(873)	(150)	(1,205)
Units Exchanged	4,568	45,677	19,069	172,782	17,510	176,994	7,604	60,970

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	54,705	$547,061	94,589	$857,055	67,405	$681,345	16,280	$130,543

Units Purchased	245,664	2,072,159	254,174	2,066,441	416,453	3,652,153	64,585	481,743
Units Redeemed	(8,103)	(68,341)	(16,743)	(136,116)	(14,483)	(127,022)	(1,347)	(10,046)
Units Exchanged	299,040	2,522,396	311,019	2,528,599	504,058	4,420,401	70,609	526,687

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	536,601	$4,526,213	548,450	$4,458,923	906,028	$7,945,532	133,847	$998,383

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Dreyfus (continued)		PIMCO Variable Insurance Trust
	The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio		Long-Term U.S. Government Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	17,916	$168,655	—	$—	43,385	$461,327
Units Redeemed	(170)	(1,600)	—	—	(221)	(2,345)
Units Exchanged	1,748	16,458	278	2,827	2,848	30,281

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	19,494	$183,513	278	$2,827	46,012	$489,263

Units Purchased	569,732	4,701,566	35,830	384,624	304,783	3,442,319
Units Redeemed	(3,359)	(27,721)	(2,532)	(27,180)	(21,379)	(241,466)
Units Exchanged	89,551	738,992	27,416	294,303	405,448	4,579,249

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	655,924	$5,412,837	60,714	$651,747	688,852	$7,780,102

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust		Alliance Variable Products Series Fund, Inc.
	High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund		Growth and Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	12,360	$122,471	80,928	$845,020	262,860	$1,951,225	98,873	$1,031,285
Units Redeemed	(52)	(512)	(452)	(4,718)	(672)	(4,986)	(143)	(1,495)
Units Exchanged	2,388	23,662	8,644	90,261	43,614	323,754	12,503	130,418

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	14,696	$145,621	89,120	$930,563	305,802	$2,269,993	111,233	$1,160,207

Units Purchased	209,938	2,065,614	740,272	8,076,329	353,534	1,598,467	1,125,506	11,896,429
Units Redeemed	(17,248)	(169,703)	(26,331)	(287,275)	(30,620)	(138,444)	(39,530)	(417,822)
Units Exchanged	248,589	2,445,903	858,996	9,371,611	356,422	1,611,530	1,367,603	14,455,359

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	441,279	$4,341,814	1,572,937	$17,160,664	679,336	$3,071,552	2,453,579	$25,933,966

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Alliance Variable Products Series Fund, Inc. (continued)
	Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	476,404	$4,083,619	28,339	$255,311
Units Redeemed	(1,062)	(9,101)	(13)	(120)
Units Exchanged	85,595	733,698	6,841	61,634

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	560,937	$4,808,216	35,167	$316,824

Units Purchased	806,624	5,546,576	136,215	991,788
Units Redeemed	(38,756)	(266,490)	(3,548)	(25,837)
Units Exchanged	741,769	5,100,623	164,566	1,198,221

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,509,637	$10,380,710	297,233	$2,164,173

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	115,889	$1,120,597	89,897	$912,066	8,751	$92,507	83,675	$820,153
Units Redeemed	(222)	(2,147)	—	—	—	—	(436)	(4,277)
Units Exchanged	20,083	194,198	(13,111)	(133,021)	1,272	13,450	991	9,713

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	135,750	$1,312,648	76,786	$779,045	10,023	$105,957	84,230	$825,588

Units Purchased	526,155	4,232,215	586,117	6,097,114	182,178	1,976,585	152,899	1,381,486
Units Redeemed	(37,095)	(298,379)	(40,678)	(423,154)	(4,643)	(50,370)	(8,471)	(76,537)
Units Exchanged	479,467	3,856,669	49,646	516,445	132,233	1,434,713	145,670	1,316,167

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	968,527	$7,790,505	595,085	$6,190,403	309,768	$3,360,928	290,098	$2,621,116

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc. (continued)
	Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	7,804	$75,991	3,406	$34,150	4,146	$41,408
Units Redeemed	(609)	(5,934)	(16)	(156)	(206)	(2,062)
Units Exchanged	4,987	48,555	671	6,731	214	2,138

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	12,182	$118,612	4,061	$40,726	4,154	$41,485

Units Purchased	120,276	1,025,263	92,583	836,493	95,178	1,073,146
Units Redeemed	(2,807)	(23,926)	(6,240)	(56,380)	(2,211)	(24,931)
Units Exchanged	74,130	631,909	82,011	740,969	83,879	945,752

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	191,599	$1,633,245	168,354	$1,521,082	176,846	$1,993,968

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund — Service Class 2
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity-Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	29,382	$283,688	66,358	$470,434	39,742	$423,721	55,437	$527,604
Units Redeemed	(530)	(5,113)	(316)	(2,240)	(207)	(2,203)	(4,102)	(39,038)
Units Exchanged	6,463	62,401	7,516	53,281	935	9,963	9,513	90,539

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	35,315	$340,977	73,558	$521,475	40,470	$431,480	60,848	$579,105

Units Purchased	102,262	821,734	186,407	1,528,544	277,367	2,870,245	304,752	2,151,639
Units Redeemed	(3,040)	(24,436)	(15,941)	(130,721)	(17,155)	(177,518)	(10,049)	(70,951)
Units Exchanged	142,340	1,143,781	229,176	1,879,257	270,173	2,795,816	247,537	1,747,683

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	241,562	$1,941,079	399,642	$3,277,080	530,385	$5,488,542	542,240	$3,828,371

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III —Service Class 2
	Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	131,911	$1,248,110	83,012	$827,191	42,740	$443,637
Units Redeemed	(1,285)	(12,158)	(296)	(2,954)	(133)	(1,385)
Units Exchanged	14,208	134,434	9,116	90,841	6,452	66,963

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	144,834	$1,370,386	91,832	$915,078	49,059	$509,216

Units Purchased	205,031	1,717,172	124,608	1,110,082	149,548	1,466,141
Units Redeemed	(10,595)	(88,735)	(6,639)	(59,145)	(9,242)	(90,608)
Units Exchanged	136,986	1,147,275	70,231	625,658	214,460	2,102,525

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	331,422	$2,775,712	188,200	$1,676,595	354,766	$3,478,058

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Federated Insurance Series		Federated Insurance Series — Service Shares		Janus Aspen Series — Service Shares
	International Small Company Fund II		High Income Bond Fund II		Global Life Sciences Portfolio		Global Technology Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	3,788	$33,790	9,701	$93,475	24,302	$248,812	40,115	$360,245
Units Redeemed	—	—	(117)	(1,123)	(2,330)	(23,863)	(1,816)	(16,312)
Units Exchanged	—	—	3,446	33,200	1,040	10,655	747	6,712

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	3,788	$33,790	13,030	$125,552	23,012	$235,604	39,046	$350,645

Units Purchased	17,981	125,856	64,234	600,782	42,614	367,901	104,578	496,893
Units Redeemed	(267)	(1,866)	(6,178)	(57,785)	(2,782)	(24,023)	(2,539)	(12,065)
Units Exchanged	2,125	14,881	72,801	680,915	40,682	351,227	44,768	212,712

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	19,839	$138,872	130,857	$1,223,912	80,514	$695,105	146,807	$697,540

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Janus Aspen Series — Service Shares (continued)
	Aggressive Growth Portfolio		Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	72,275	$609,031	115,134	$1,074,150	103,916	$1,000,955	96,039	$869,906
Units Redeemed	(406)	(3,417)	(617)	(5,757)	(2,201)	(21,200)	(4,817)	(43,640)
Units Exchanged	10,987	92,588	14,966	139,628	10,396	100,139	27,331	247,563

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	82,856	$698,202	129,483	$1,208,022	112,111	$1,079,893	118,553	$1,073,829

Units Purchased	110,707	517,309	218,111	1,491,245	153,290	1,127,475	166,139	1,103,406
Units Redeemed	(7,743)	(36,177)	(25,674)	(175,536)	(9,088)	(66,846)	(8,248)	(54,773)
Units Exchanged	200,742	938,028	199,302	1,362,648	106,613	784,158	352,714	2,342,534

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	303,706	$1,419,160	391,739	$2,678,357	250,815	$1,844,787	510,605	$3,391,166

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)				AIM Variable Insurance Funds
	International Growth Portfolio		Balanced Portfolio		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	37,190	$334,941	181,573	$1,776,512	73,146	$718,119	111,536	$968,833
Units Redeemed	(36)	(324)	(291)	(2,846)	(544)	(5,342)	(870)	(7,557)
Units Exchanged	6,268	56,456	20,240	198,022	10,106	99,211	5,323	46,239

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	43,422	$391,072	201,522	$1,971,688	82,708	$811,988	115,989	$1,007,516

Units Purchased	125,906	883,239	379,590	3,462,461	135,911	902,874	137,435	760,026
Units Redeemed	(8,775)	(61,558)	(36,367)	(331,719)	(14,815)	(98,418)	(9,682)	(53,544)
Units Exchanged	104,410	732,432	427,881	3,902,944	205,517	1,365,273	107,406	593,969

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	221,541	$1,554,112	771,104	$7,033,686	326,613	$2,169,730	235,159	$1,300,451

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Value Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	128,867	$1,157,100	51,553	$494,478	6,965	$69,921	17,019	$155,131
Units Redeemed	(6,759)	(60,694)	(608)	(5,836)	(18)	(179)	(327)	(2,979)
Units Exchanged	12,780	114,752	6,724	64,499	1,691	16,981	1,581	14,410

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	134,888	$1,211,158	57,669	$553,141	8,638	$86,723	18,273	$166,561

Units Purchased	395,448	2,988,345	154,481	1,109,403	87,850	740,284	74,396	604,747
Units Redeemed	(25,184)	(190,315)	(4,340)	(31,171)	(5,527)	(46,574)	(3,284)	(26,699)
Units Exchanged	313,188	2,366,718	123,731	888,573	150,992	1,272,357	66,553	540,995

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	683,452	$5,164,748	273,872	$1,966,806	233,315	$1,966,067	137,665	$1,119,043

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utility Series		Dreyfus Investment Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	23,018	$232,289	1,584	$14,945	31,186	$286,327	929	$9,336
Units Redeemed	(33)	(334)	—	—	(13)	(117)	—	—
Units Exchanged	9,286	93,711	32	307	1,299	11,930	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	32,271	$325,666	1,616	$15,251	32,472	$298,140	929	$9,336

Units Purchased	143,801	1,288,788	4,067	29,745	52,828	377,636	7,615	82,548
Units Redeemed	(4,161)	(37,291)	(435)	(3,179)	(2,034)	(14,538)	(1,056)	(11,450)
Units Exchanged	131,992	1,182,949	58,717	429,482	44,226	316,137	8,648	93,730

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	271,632	$2,434,445	62,349	$456,048	95,020	$679,235	15,207	$164,828

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PIMCO Variable Insurance Trust (continued)						Rydex Variable Trust
	Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	11,183	$121,327	11,256	$113,191	49,525	$510,183	79,844	$646,801
Units Redeemed	(28)	(309)	(64)	(641)	(147)	(1,514)	(506)	(4,099)
Units Exchanged	4,339	47,068	419	4,212	9,491	97,777	2,921	23,660

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	15,494	$168,086	11,`611	$116,762	58,869	$606,446	82,259	$666,363

Units Purchased	153,322	1,762,947	113,131	1,116,534	317,920	3,493,729	77,689	375,329
Units Redeemed	(8,820)	(101,407)	(4,173)	(41,183)	(11,997)	(131,841)	(7,690)	(37,151)
Units Exchanged	226,289	2,601,947	87,028	858,917	446,145	4,902,826	87,617	423,298

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	370,791	$4,248,295	195,986	$1,934,268	752,068	$8,264,714	157,616	$761,476

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	42,206	$443,604	160,773	$1,447,706	13,530	$131,606
Units Redeemed	(2,045)	(21,485)	(473)	(4,260)	(176)	(1,713)
Units Exchanged	2,775	29,170	24,585	221,373	1,640	15,955

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	42,936	$451,289	184,885	$1,664,819	14,994	$145,849

Units Purchased	375,993	3,950,462	275,535	1,925,375	26,222	184,060
Units Redeemed	(14,710)	(154,549)	(22,192)	(155,069)	(1,508)	(10,586)
Units Exchanged	421,618	4,429,836	375,736	2,625,560	22,795	160,013

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	782,901	$8,225,749	629,079	$4,395,866	47,509	$333,487

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

(6) Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a premium deposit is made. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	603,299	$46.51	$28,059	1.35%	1.00%	(13.45)%
Money Market Fund	3,237,897	17.22	55,757	1.35%	3.80%	2.57%
Total Return Fund	329,490	37.36	12,310	1.35%	2.60%	(4.20)%
International Equity Fund	69,869	12.65	14,382	1.35%	0.91%	(21.93)%
Real Estate Securities Fund	182,258	21.46	24,743	1.35%	4.06%	10.32%
Global Income Fund	26,072	10.03	5,555	1.35%	0.00%	(3.01)%
Mid-Cap Value Equity Fund	370,507	17.07	11,673	1.35%	0.86%	(1.03)%
Income Fund	964,324	12.10	11,668	1.35%	5.68%	5.97%
U.S. Equity Fund	148,206	11.22	1,663	1.35%	0.77%	(9.71)%
Premier Growth Equity Fund	72,776	9.90	720	1.35%	0.11%	(10.37)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	522,745	24.03	12,562	1.35%	6.48%	6.33%
Capital Appreciation Fund/VA	684,426	55.03	37,664	1.35%	0.65%	(13.76)%
Aggressive Growth Fund/VA	1,046,981	43.88	45,942	1.35%	1.04%	(32.20)%
High Income Fund/VA	682,884	30.71	20,971	1.35%	10.69%	0.59%
Multiple Strategies Fund/VA	609,630	32.74	19,959	1.35%	3.82%	0.83%
Variable Insurance Products Fund:
Equity-Income Portfolio	2,514,863	43.63	109,723	1.35%	1.75%	(6.24)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
Growth Portfolio	1,923,051	$52.86	$101,652	1.35%	0.09%	(18.77)%
Overseas Portfolio	1,258,600	20.72	26,078	1.35%	5.60%	(22.24)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	6,746,394	27.58	186,066	1.35%	4.61%	(5.39)%
Contrafund Portfolio	1,463,180	25.87	37,852	1.35%	0.85%	(13.43)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	346,968	14.71	5,104	1.35%	1.34%	(9.98)%
Growth Opportunities Portfolio	220,327	10.83	2,386	1.35%	0.44%	(15.58)%
Federated Insurance Series:
American Leaders Fund II	294,487	17.01	5,009	1.35%	1.37%	(5.51)%
High Income Bond Fund II	214,386	13.98	2,997	1.35%	9.75%	0.01%
Utility Fund II	202,066	14.67	2,964	1.35%	3.45%	(14.89)%
Alger American Fund:
Small Capitalization Portfolio	642,188	8.64	5,549	1.35%	0.05%	(30.47)%
LargeCap Growth Portfolio	723,585	19.07	13,799	1.35%	0.24%	(13.01)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	193,697	17.08	3,308	1.35%	0.00%	(29.25)%
PBHG Growth II Portfolio	274,022	10.83	2,968	1.35%	0.00%	(41.28)%
Janus Aspen Series:
Aggressive Growth Portfolio	1,019,009	24.16	24,619	1.35%	0.00%	(40.27)%
Growth Portfolio	2,307,263	22.97	52,998	1.35%	0.02%	(25.75)%
Worldwide Growth Portfolio	2,399,672	30.58	73,382	1.35%	0.23%	(23.49)%
Balanced Portfolio	1,775,829	22.31	39,619	1.35%	1.29%	(5.95)%
Flexible Income Portfolio	395,265	15.17	5,996	1.35%	3.03%	6.28%
International Growth Portfolio	594,436	18.02	10,712	1.35%	0.34%	(24.27)%
Capital Appreciation Portfolio	575,386	20.25	11,652	1.35%	0.40%	(22.73)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	200,905	9.42	1,893	1.35%	0.00%	(17.88)%
Global Technology Portfolio	150,593	4.22	636	1.35%	0.00%	(38.17)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	77,071	7.80	601	1.35%	0.50%	(10.56)%
Mid Cap Value Fund	603,789	12.04	7,270	1.35%	1.11%	10.54%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	71,246	11.39	811	1.35%	5.18%	5.47%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
Investors Fund	304,116	$14.47	$4,401	1.35%	0.84%	(5.44)%
Total Return Fund	30,465	11.12	339	1.35%	2.66%	(2.14)%

Type II:
GE Investments Funds, Inc.:
S&P 500® Index Fund	8,557,014	44.94	384,552	1.40%	1.00%	(13.50)%
Money Market Fund	17,320,111	16.64	288,207	1.40%	3.80%	2.51%
Total Return Fund	2,104,312	36.10	75,966	1.40%	2.60%	(4.26)%
International Equity Fund	919,209	12.49	11,481	1.40%	0.91%	(21.97)%
Real Estate Securities Fund	2,007,545	21.11	42,379	1.40%	4.06%	10.27%
Global Income Fund	300,934	9.91	2,982	1.40%	0.00%	(3.06)%
Mid-Cap Value Equity Fund	4,353,777	16.87	73,448	1.40%	0.86%	(1.09)%
Income Fund	4,478,530	11.98	53,653	1.40%	5.68%	5.92%
U.S. Equity Fund	3,262,755	11.12	36,282	1.40%	0.77%	(9.76)%
Premier Growth Equity Fund	2,201,591	9.83	21,642	1.40%	0.11%	(10.42)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	3,460,570	23.22	80,354	1.40%	6.48%	6.27%
Capital Appreciation Fund/VA	3,602,443	53.17	191,542	1.40%	0.65%	(13.81)%
Aggressive Growth Fund/VA	2,697,267	42.40	114,364	1.40%	1.04%	(32.24)%
High Income Fund/VA	2,829,310	29.67	83,946	1.40%	10.69%	0.54%
Multiple Strategies Fund/VA	1,710,953	31.63	54,117	1.40%	3.82%	0.78%
Variable Insurance Products Fund:
Equity-Income Portfolio	9,234,283	42.16	389,317	1.40%	1.75%	(6.29)%
Growth Portfolio	4,744,104	51.08	242,329	1.40%	0.09%	(18.81)%
Overseas Portfolio	1,347,035	20.02	26,968	1.40%	5.60%	(22.28)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	2,740,751	26.75	73,315	1.40%	4.61%	(5.44)%
Contrafund Portfolio	10,463,953	25.42	265,994	1.40%	0.85%	(13.48)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	5,388,110	14.54	78,343	1.40%	1.34%	(10.03)%
Growth Opportunities Portfolio	3,701,867	10.70	39,610	1.40%	0.44%	(15.63)%
Federated Insurance Series:
American Leaders Fund II	4,307,323	16.77	72,234	1.40%	1.37%	(5.56)%
High Income Bond Fund II	2,986,440	13.74	41,034	1.40%	9.75%	(0.04)%
Utility Fund II	2,347,057	14.41	33,821	1.40%	3.45%	(14.93)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:	Units	Unit Value	000s
Alger American Fund:
Small Capitalization Portfolio	7,002,914	$8.50	$59,525	1.40%	0.05%	(30.51)%
LargeCap Growth Portfolio	9,078,703	18.77	170,407	1.40%	0.24%	(13.06)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	2,370,270	16.88	40,010	1.40%	0.00%	(29.29)%
PBHG Growth II Portfolio	2,517,899	10.71	26,967	1.40%	0.00%	(41.31)%
Janus Aspen Series:
Aggressive Growth Portfolio	5,965,824	23.67	141,211	1.40%	0.00%	(40.30)%
Growth Portfolio	12,018,045	22.50	270,406	1.40%	0.02%	(25.79)%
Worldwide Growth Portfolio	13,140,429	29.95	393,556	1.40%	0.23%	(23.53)%
Balanced Portfolio	15,654,099	21.96	343,764	1.40%	1.29%	(6.01)%
Flexible Income Portfolio	3,772,527	14.93	56,324	1.40%	3.03%	6.22%
International Growth Portfolio	5,720,325	17.77	101,650	1.40%	0.34%	(24.32)%
Capital Appreciation Portfolio	7,276,570	20.02	145,677	1.40%	0.40%	(22.78)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	1,018,589	9.38	9,554	1.40%	0.00%	(17.93)%
Global Technology Portfolio	1,801,374	4.21	7,584	1.40%	0.00%	(38.20)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	1,149,638	7.73	8,887	1.40%	0.50%	(10.61)%
Mid Cap Value Fund	5,607,364	11.93	66,896	1.40%	1.11%	10.48%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	1,168,074	11.30	13,199	1.40%	5.18%	5.42%
Investors Fund	1,905,832	14.35	27,349	1.40%	0.84%	(5.50)%
Total Return Fund	598,880	11.03	6,606	1.40%	2.66%	(2.19)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	17,208,862	$8.92	$153,503	1.55%	1.00%	(13.63)%
Money Market Fund	22,228,201	11.04	245,399	1.55%	3.80%	2.35%
Total Return Fund	3,102,244	10.81	33,535	1.55%	2.60%	(4.40)%
International Equity Fund	707,187	8.27	5,848	1.55%	0.91%	(22.09)%
Real Estate Securities Fund	1,162,740	14.33	16,662	1.55%	4.06%	10.10%
Mid-Cap Value Equity Fund	4,911,126	11.77	57,804	1.55%	0.86%	(1.24)%
Income Fund	2,019,964	11.20	22,624	1.55%	5.68%	5.76%
U.S. Equity Fund	3,528,046	10.19	35,951	1.55%	0.77%	(9.90)%
Premier Growth Equity Fund	4,926,747	9.79	48,233	1.55%	0.11%	(10.55)%
Value Equity Fund	375,400	9.18	3,446	1.55%	1.09%	(10.17)%
Small-Cap Value Equity Fund	764,830	12.06	9,224	1.55%	0.81%	8.26%
Oppenheimer Variable Account Funds:
Bond Fund/VA	2,996,459	10.72	32,122	1.55%	6.48%	6.11%
Capital Appreciation Fund/VA	5,813,569	11.19	65,054	1.55%	0.65%	(13.94)%
Aggressive Growth Fund/VA	3,160,573	10.16	32,111	1.55%	1.04%	(32.34)%
High Income Fund/VA	1,565,613	9.61	15,046	1.55%	10.69%	0.38%
Multiple Strategies Fund/VA	1,253,764	11.55	14,481	1.55%	3.82%	0.63%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	797,433	9.21	7,344	1.55%	0.15%	(13.54)%
Main Street Growth & Income Fund/VA	684,833	8.85	6,061	1.55%	0.17%	(11.67)%
Variable Insurance Products Fund:
Equity-Income Portfolio	6,973,887	10.64	74,202	1.55%	1.75%	(6.43)%
Growth Portfolio	12,207,225	9.04	110,353	1.55%	0.09%	(18.93)%
Overseas Portfolio	1,013,208	8.53	8,643	1.55%	5.60%	(22.40)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	1,657,965	9.65	15,999	1.55%	4.61%	(5.58)%
Contrafund Portfolio	9,684,799	9.33	90,359	1.55%	0.85%	(13.61)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	4,216,916	9.11	38,416	1.55%	1.34%	(10.17)%
Growth Opportunities Portfolio	2,034,188	7.12	14,483	1.55%	0.44%	(15.75)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	1,400,128	9.80	13,721	1.55%	0.22%	(6.70)%
Growth Portfolio	1,258,983	7.97	10,034	1.55%	0.02%	(19.15)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	1,052,251	$8.87	$9,333	1.55%	0.22%	(13.83)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	500,280	8.98	4,493	1.55%	0.37%	(10.42)%
Mid Cap Portfolio	923,291	10.26	9,473	1.55%	0.00%	(5.02)%
Federated Insurance Series:
American Leaders Fund II	2,224,709	9.98	22,203	1.55%	1.37%	(5.70)%
High Income Bond Fund II	1,497,811	8.85	13,256	1.55%	9.75%	(0.20)%
Utility Fund II	988,491	7.95	7,859	1.55%	3.45%	(15.06)%
International Small Company Fund II	60,091	6.97	419	1.55%	0.00%	(31.10)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	309,175	9.96	3,079	1.55%	3.47%	(0.20)%
Alger American Fund:
Small Capitalization Portfolio	3,603,281	7.03	25,331	1.55%	0.05%	(30.61)%
LargeCap Growth Portfolio	9,699,706	9.11	88,364	1.55%	0.24%	(13.19)%
Janus Aspen Series:
Aggressive Growth Portfolio	9,149,067	8.38	76,669	1.55%	0.00%	(40.40)%
Growth Portfolio	15,640,723	8.39	131,226	1.55%	0.02%	(25.91)%
Worldwide Growth Portfolio	11,168,696	9.69	108,225	1.55%	0.23%	(23.64)%
Balanced Portfolio	14,470,083	10.78	155,987	1.55%	1.29%	(6.15)%
Flexible Income Portfolio	2,013,676	11.06	22,271	1.55%	3.03%	6.06%
International Growth Portfolio	4,093,422	10.70	43,800	1.55%	0.34%	(24.43)%
Capital Appreciation Portfolio	12,492,110	9.36	116,926	1.55%	0.40%	(22.89)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	1,091,617	9.36	10,218	1.55%	0.00%	(18.05)%
Global Technology Portfolio	2,037,391	4.20	8,557	1.55%	0.00%	(38.29)%
Aggressive Growth Portfolio	595,649	5.88	3,502	1.55%	0.00%	(40.53)%
Growth Portfolio	839,635	7.20	6,045	1.55%	0.00%	(26.07)%
Capital Appreciation Portfolio	543,083	7.79	4,231	1.55%	0.28%	(23.05)%
Worldwide Growth Portfolio	793,669	7.58	6,016	1.55%	0.11%	(23.82)%
International Growth Portfolio	484,214	7.54	3,651	1.55%	0.31%	(24.62)%
Balanced Portfolio	1,718,954	9.57	16,450	1.55%	1.59%	(6.38)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	831,759	8.74	7,270	1.55%	0.50%	(10.75)%
Mid Cap Value Fund	4,778,066	14.26	68,135	1.55%	1.11%	10.31%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
Salomon Brothers Variable Series Funds, Inc:
Strategic Bond Fund	1,091,102	$11.01	$12,013	1.55%	5.18%	5.26%
Investors Fund	2,548,515	11.76	29,971	1.55%	0.84%	(5.64)%
Total Return Fund	780,272	10.29	8,029	1.55%	2.66%	(2.34)%
AIM Variable Insurance Series Funds:
AIM V.I. Capital Appreciation Fund	711,998	7.57	5,390	1.55%	0.00%	(24.48)%
AIM V.I. Growth Fund	256,780	6.58	1,690	1.55%	0.35%	(34.92)%
AIM V.I. Value Fund	1,239,767	8.70	10,786	1.55%	0.23%	(13.92)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	546,216	7.37	4,026	1.55%	0.05%	(26.00)%
MFS® Investors Trust Series	414,666	8.37	3,471	1.55%	0.18%	(17.41)%
MFS® New Discovery Series	422,279	9.90	4,181	1.55%	0.00%	(6.73)%
MFS® Utility Series	527,906	7.77	4,102	1.55%	1.56%	(25.62)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	97,103	10.09	980	1.55%	1.74%	1.71%
The Dreyfus Socially Responsible Growth Fund, Inc.	51,180	7.55	386	1.55%	0.08%	(23.78)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	143,308	10.87	1,558	1.55%	3.00%	5.92%
Long-Term U.S. Government Bond Portfolio	783,091	10.82	8,473	1.55%	4.04%	4.21%
High Yield Bond Portfolio	561,545	10.19	5,722	1.55%	6.66%	0.76%
Total Return Bond Portfolio	1,441,065	10.89	15,693	1.55%	3.84%	6.69%
Rydex Variable Trust:
OTC Fund	236,367	5.58	1,319	1.55%	0.00%	(36.19)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	2,101,249	10.51	22,084	1.55%	0.36%	(1.41)%
Premier Growth Portfolio	970,931	8.04	7,806	1.55%	0.00%	(18.69)%
Quasar Portfolio	158,564	9.04	1,433	1.55%	0.00%	(14.22)%
Prudential Series Fund, Inc.:
SP Prudential U.S. Emerging Growth Portfolio	9,251	8.86	82	1.55%	0.00%	(9.67)%
SP Jennison International Growth Portfolio	2,313	7.43	17	1.55%	0.00%	(38.62)%
Prudential Jennison Portfolio	4,587	8.78	40	1.55%	0.00%	(22.65)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	2,084,126	$8.32	$17,340	1.60%	1.00%	(13.68)%
Money Market Fund	4,564,152	10.94	49,932	1.60%	3.80%	2.30%
Total Return Fund	372,552	10.36	3,860	1.60%	2.60%	(4.45)%
International Equity Fund	121,898	8.11	989	1.60%	0.91%	(22.13)%
Real Estate Securities Fund	93,831	13.10	1,229	1.60%	4.06%	10.04%
Mid-Cap Value Equity Fund	532,256	10.22	5,440	1.60%	0.86%	(1.29)%
Income Fund	257,747	11.27	2,905	1.60%	5.68%	5.70%
U.S. Equity Fund	313,046	9.29	2,908	1.60%	0.77%	(9.94)%
Premier Growth Equity Fund	419,925	9.78	4,107	1.60%	0.11%	(10.60)%
Value Equity Fund	118,284	9.17	1,085	1.60%	1.09%	(10.22)%
Small-Cap Value Equity Fund	108,992	12.05	1,313	1.60%	0.81%	8.20%
Oppenheimer Variable Account Funds:
Bond Fund/VA	290,069	10.78	3,127	1.60%	6.48%	6.06%
Capital Appreciation Fund/VA	735,051	10.78	7,924	1.60%	0.65%	(13.98)%
Aggressive Growth Fund/VA	337,019	9.50	3,202	1.60%	1.04%	(32.37)%
High Income Fund/VA	178,281	9.28	1,654	1.60%	10.69%	0.33%
Multiple Strategies Fund/VA	190,985	10.77	2,057	1.60%	3.82%	0.58%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	86,595	9.20	797	1.60%	0.15%	(13.59)%
Main Street Growth & Income Fund/VA	140,805	8.84	1,245	1.60%	0.17%	(11.72)%
Variable Insurance Products Fund:
Equity-Income Portfolio	917,825	9.30	8,536	1.60%	1.75%	(6.48)%
Growth Portfolio	1,048,860	8.76	9,188	1.60%	0.09%	(18.97)%
Overseas Portfolio	179,907	8.07	1,452	1.60%	5.60%	(22.43)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	220,652	9.43	2,081	1.60%	4.61%	(5.63)%
Contrafund Portfolio	1,229,421	8.96	11,016	1.60%	0.85%	(13.65)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	607,616	8.54	5,189	1.60%	1.34%	(10.21)%
Growth Opportunities Portfolio	268,664	6.79	1,824	1.60%	0.44%	(15.80)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	124,443	9.79	1,218	1.60%	0.22%	(6.75)%
Growth Portfolio	272,129	7.97	2,169	1.60%	0.02%	(19.19)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	215,181	$8.87	$1,909	1.60%	0.22%	(13.88)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	103,917	8.97	932	1.60%	0.37%	(10.47)%
Mid Cap Portfolio	82,604	10.26	848	1.60%	0.00%	(5.06)%
Federated Insurance Series:
American Leaders Fund II	397,695	8.94	3,555	1.60%	1.37%	(5.75)%
High Income Bond Fund II	197,752	8.59	1,699	1.60%	9.75%	(0.25)%
Utility Fund II	129,702	7.59	984	1.60%	3.45%	(15.11)%
International Small Company Fund II	16,924	6.96	118	1.60%	0.00%	(31.14)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	45,977	9.96	458	1.60%	3.47%	(0.25)%
Alger American Fund:
Small Capitalization Portfolio	528,445	6.81	3,599	1.60%	0.05%	(30.65)%
LargeCap Growth Portfolio	1,392,133	8.64	12,028	1.60%	0.24%	(13.23)%
Janus Aspen Series:
Aggressive Growth Portfolio	1,217,251	7.22	8,789	1.60%	0.00%	(40.43)%
Growth Portfolio	1,819,775	7.96	14,485	1.60%	0.02%	(25.95)%
Worldwide Growth Portfolio	1,487,500	9.48	14,101	1.60%	0.23%	(23.68)%
Balanced Portfolio	1,591,602	10.21	16,250	1.60%	1.29%	(6.20)%
Flexible Income Portfolio	200,610	10.98	2,203	1.60%	3.03%	6.01%
International Growth Portfolio	784,857	10.60	8,319	1.60%	0.34%	(24.47)%
Capital Appreciation Portfolio	1,245,067	8.20	10,210	1.60%	0.40%	(22.93)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	154,798	9.35	1,447	1.60%	0.00%	(18.09)%
Global Technology Portfolio	275,684	4.19	1,155	1.60%	0.00%	(38.33)%
Aggressive Growth Portfolio	46,629	5.88	274	1.60%	0.00%	(40.56)%
Growth Portfolio	121,973	7.19	877	1.60%	0.00%	(26.11)%
Capital Appreciation Portfolio	96,923	7.79	755	1.60%	0.28%	(23.09)%
Worldwide Growth Portfolio	227,777	7.58	1,727	1.60%	0.11%	(23.86)%
International Growth Portfolio	48,624	7.53	366	1.60%	0.31%	(24.66)%
Balanced Portfolio	236,619	9.57	2,264	1.60%	1.59%	(6.43)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	173,565	7.97	1,383	1.60%	0.50%	(10.79)%
Mid Cap Value Fund	436,048	12.64	5,512	1.60%	1.11%	10.25%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Salomon Brothers Variable Series Funds, Inc:
Strategic Bond Fund	118,221	$10.90	$1,289	1.60%	5.18%	5.20%
Investors Fund	239,512	10.65	2,551	1.60%	0.84%	(5.69)%
Total Return Fund	49,020	9.94	487	1.60%	2.66%	(2.39)%
AIM Variable Insurance Series Funds:
AIM V.I. Capital Appreciation Fund	80,573	7.56	609	1.60%	0.00%	(24.51)%
AIM V.I. Growth Fund	29,164	6.57	192	1.60%	0.35%	(34.95)%
AIM V.I. Value Fund	165,666	8.70	1,441	1.60%	0.23%	(13.97)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	84,171	7.36	619	1.60%	0.05%	(26.04)%
MFS® Investors Trust Series	61,876	8.36	517	1.60%	0.18%	(17.45)%
MFS® New Discovery Series	67,674	9.90	670	1.60%	0.00%	(6.78)%
MFS® Utility Series	41,040	7.76	318	1.60%	1.56%	(25.66)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	64,379	10.09	650	1.60%	1.74%	1.66%
The Dreyfus Socially Responsible Growth Fund, Inc.	21,440	7.55	162	1.60%	0.08%	(23.82)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	23,078	10.86	251	1.60%	3.00%	5.87%
Long-Term U.S. Government Bond Portfolio	132,087	10.81	1,428	1.60%	4.04%	4.16%
High Yield Bond Portfolio	67,250	10.18	685	1.60%	6.66%	0.71%
Total Return Bond Portfolio	397,634	10.88	4,326	1.60%	3.84%	6.63%
Rydex Variable Trust:
OTC Fund	18,702	5.58	104	1.60%	0.00%	(36.22)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	340,210	10.50	3,572	1.60%	0.36%	(1.46)%
Premier Growth Portfolio	68,468	8.03	550	1.60%	0.00%	(18.73)%
Quasar Portfolio	2,245	9.03	20	1.60%	0.00%	(14.26)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	6,754	$8.00	$54	0.75%	1.00%	(12.93)%
Money Market Fund	1,890,168	1.06	2,004	0.75%	3.80%	3.19%
Real Estate Securities Fund	3,236	11.79	38	0.75%	4.06%	10.99%
Mid-Cap Value Equity Fund	2,066	11.02	23	0.75%	0.86%	(0.43)%
Income Fund	3,905	11.26	44	0.75%	5.68%	6.62%
U.S. Equity Fund	4,772	9.04	43	0.75%	0.77%	(9.16)%
Premier Growth Equity Fund	207	8.75	2	0.75%	0.11%	(9.82)%
Variable Insurance Products Fund:
Variable Insurance Products Fund III:
Growth & Income Portfolio	6,651	8.97	60	0.75%	1.34%	(9.44)%
Growth Opportunities Portfolio	194	7.54	1	0.75%	0.44%	(15.07)%
Mid Cap Portfolio	2,055	10.60	22	0.75%	0.00%	(3.94)%
Janus Aspen Series:
Flexible Income Portfolio	941	11.13	10	0.75%	3.03%	6.93%
International Growth Portfolio	320	6.38	2	0.75%	0.34%	(23.81)%
Capital Appreciation Portfolio	649	6.67	4	0.75%	0.40%	(22.26)%
Equity Income Portfolio	287	8.27	2	0.75%	0.59%	(12.42)%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	1,177	6.33	7	0.75%	0.00%	(23.86)%
AIM V.I. Aggressive Growth Fund	1,322	6.83	9	0.75%	0.00%	(26.62)%
AIM V.I. New Technology Fund	15,314	3.49	53	0.75%	8.48%	(47.86)%
AIM V.I. Capital Development Fund	506	9.68	5	0.75%	0.00%	(8.78)%
AIM V.I. Growth and Income Fund	39	6.97	0	0.75%	0.00%	(23.43)%
AIM V.I. Global Utilities Fund	153	6.87	1	0.75%	1.21%	(28.48)%
AIM V.I. Government Securities Fund	822	11.05	9	0.75%	4.33%	4.87%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	3,034,072	$7.82	$23,726	1.50%	1.00%	(13.59)%
Money Market Fund	2,491,737	10.49	26,138	1.50%	3.80%	2.40%
Mid-Cap Value Equity Fund	952,179	11.10	10,569	1.50%	0.86%	(1.19)%
U.S. Equity Fund	596,270	8.87	5,289	1.50%	0.77%	(9.85)%
Premier Growth Equity Fund	679,903	8.46	5,752	1.50%	0.11%	(10.51)%
Value Equity Fund	321,742	8.93	2,873	1.50%	1.09%	(10.13)%
Small-Cap Value Equity Fund	603,771	12.31	7,432	1.50%	0.81%	8.31%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	1,175,084	8.14	9,565	1.50%	0.15%	(13.50)%
Main Street Growth & Income Fund/VA	1,249,865	7.98	9,974	1.50%	0.17%	(11.63)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	1,247,800	10.31	12,865	1.50%	0.22%	(6.66)%
Growth Portfolio	1,934,977	6.79	13,138	1.50%	0.02%	(19.11)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	1,382,517	8.08	11,171	1.50%	0.22%	(13.79)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	566,471	8.76	4,962	1.50%	0.37%	(10.38)%
Mid Cap Portfolio	1,749,762	10.18	17,813	1.50%	0.00%	(4.97)%
Federated Insurance Series:
International Small Company Fund II	111,247	5.78	643	1.50%	0.00%	(31.07)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	267,415	9.19	2,458	1.50%	3.47%	(0.15)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	490,003	8.79	4,307	1.50%	0.00%	(18.01)%
Global Technology Portfolio	972,418	4.11	3,997	1.50%	0.00%	(38.26)%
Aggressive Growth Portfolio	1,979,779	3.96	7,840	1.50%	0.00%	(40.50)%
Growth Portfolio	1,965,673	6.16	12,109	1.50%	0.00%	(26.03)%
Capital Appreciation Portfolio	1,732,144	6.50	11,259	1.50%	0.28%	(23.01)%
Worldwide Growth Portfolio	2,117,193	6.23	13,190	1.50%	0.11%	(23.79)%
International Growth Portfolio	1,007,056	6.11	6,153	1.50%	0.31%	(24.59)%
Balanced Portfolio	2,682,847	9.01	24,172	1.50%	1.59%	(6.34)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	1,178,042	$6.17	$7,269	1.50%	0.00%	(24.44)%
AIM V.I. Growth Fund	860,251	4.90	4,215	1.50%	0.35%	(34.88)%
AIM V.I. Value Fund	2,168,360	7.31	15,851	1.50%	0.23%	(13.88)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	1,370,095	6.66	9,125	1.50%	0.05%	(25.97)%
MFS® Investors Trust Series	591,306	8.14	4,813	1.50%	0.18%	(17.37)%
MFS® New Discovery Series	643,039	8.37	5,382	1.50%	0.00%	(6.68)%
MFS® Utility Series	973,433	7.61	7,408	1.50%	1.56%	(25.59)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	150,127	7.45	1,118	1.50%	1.74%	1.76%
The Dreyfus Socially Responsible Growth Fund, Inc.	675,418	6.57	4,437	1.50%	0.08%	(23.74)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	60,992	11.01	672	1.50%	3.00%	5.97%
Long-Term U.S. Government Bond Portfolio	734,864	11.58	8,510	1.50%	4.04%	4.26%
High Yield Bond Portfolio	455,975	10.01	4,564	1.50%	6.66%	0.81%
Total Return Bond Portfolio	1,662,057	11.29	18,765	1.50%	3.84%	6.74%
Rydex Variable Trust:
OTC Fund	985,138	3.89	3,832	1.50%	0.00%	(36.16)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	2,564,812	10.59	27,161	1.50%	0.36%	(1.36)%
Premier Growth Portfolio	2,070,574	6.53	13,521	1.50%	0.00%	(18.65)%
Quasar Portfolio	332,400	7.44	2,473	1.50%	0.00%	(14.18)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	1,104,277	$7.79	$8,602	1.70%	1.00%	(13.77)%
Money Market Fund	671,871	10.46	7,028	1.70%	3.80%	2.19%
Mid-Cap Value Equity Fund	319,791	11.06	3,537	1.70%	0.86%	(1.39)%
U.S. Equity Fund	374,328	8.85	3,313	1.70%	0.77%	(10.04)%
Premier Growth Equity Fund	203,781	8.44	1,720	1.70%	0.11%	(10.69)%
Value Equity Fund	172,415	8.90	1,534	1.70%	1.09%	(10.31)%
Small-Cap Value Equity Fund	181,000	12.27	2,221	1.70%	0.81%	8.09%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	276,877	8.12	2,248	1.70%	0.15%	(13.68)%
Main Street Growth & Income Fund/VA	473,200	7.95	3,762	1.70%	0.17%	(11.81)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	570,855	10.28	5,868	1.70%	0.22%	(6.85)%
Growth Portfolio	603,088	6.77	4,083	1.70%	0.02%	(19.27)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	476,256	8.06	3,839	1.70%	0.22%	(13.97)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	280,032	8.74	2,447	1.70%	0.37%	(10.56)%
Mid Cap Portfolio	403,825	10.14	4,095	1.70%	0.00%	(5.16)%
Federated Insurance Series:
International Small Company Fund II	23,627	5.76	136	1.70%	0.00%	(31.21)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	143,887	9.16	1,318	1.70%	3.47%	(0.36)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	103,526	8.76	907	1.70%	0.00%	(18.18)%
Global Technology Portfolio	185,853	4.10	762	1.70%	0.00%	(38.39)%
Aggressive Growth Portfolio	386,562	3.95	1,527	1.70%	0.00%	(40.63)%
Growth Portfolio	521,222	6.14	3,200	1.70%	0.00%	(26.19)%
Capital Appreciation Portfolio	362,926	6.48	2,352	1.70%	0.28%	(23.17)%
Worldwide Growth Portfolio	629,158	6.21	3,907	1.70%	0.11%	(23.94)%
International Growth Portfolio	264,963	6.09	1,614	1.70%	0.31%	(24.74)%
Balanced Portfolio	972,626	8.98	8,734	1.70%	1.59%	(6.53)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	409,321	$6.15	$2,517	1.70%	0.00%	(24.59)%
AIM V.I. Growth Fund	351,148	4.88	1,714	1.70%	0.35%	(35.02)%
AIM V.I. Value Fund	818,340	7.29	5,966	1.70%	0.23%	(14.06)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	331,541	6.64	2,201	1.70%	0.05%	(26.12)%
MFS® Investors Trust Series	241,953	8.11	1,962	1.70%	0.18%	(17.54)%
MFS® New Discovery Series	155,938	8.35	1,302	1.70%	0.00%	(6.88)%
MFS® Utility Series	303,903	7.59	2,307	1.70%	1.56%	(25.74)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	63,965	7.43	475	1.70%	1.74%	1.55%
The Dreyfus Socially Responsible Growth Fund, Inc.	127,492	6.55	835	1.70%	0.08%	(23.90)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	16,136	10.98	177	1.70%	3.00%	5.76%
Long-Term U.S. Government Bond Portfolio	386,285	11.55	4,462	1.70%	4.04%	4.05%
High Yield Bond Portfolio	207,597	9.98	2,072	1.70%	6.66%	0.60%
Total Return Bond Portfolio	810,937	11.26	9,131	1.70%	3.84%	6.52%
Rydex Variable Trust:
OTC Fund	239,875	3.88	931	1.70%	0.00%	(36.29)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	825,837	10.56	8,721	1.70%	0.36%	(1.56)%
Premier Growth Portfolio	813,964	6.51	5,299	1.70%	0.00%	(18.81)%
Quasar Portfolio	62,503	7.42	464	1.70%	0.00%	(14.35)%

GE LIFE AND ANNUITY ASSURANCE COMPANY

Financial Statements

Year ended December 31, 2001

(With Independent Auditors’ Report Thereon)

GE LIFE AND ANNUITY ASSURANCE COMPANY

December 31, 2001

Independent Auditors’ Report

The Board of Directors
GE Life and Annuity Assurance Company:

We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholders’ interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in notes 1 and 11 to the consolidated financial statements, the Company changed its method of accounting for derivatives in 2001.

As discussed in notes 1 and 9 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.

Richmond, Virginia
January 15, 2002

F-1

GE LIFE AND ANNUITY ASSURANCE COMPANY
AND SUBSIDIARY

Consolidated Balance Sheets

(Dollar amounts in millions, except per share amounts)
	December 31,
	2001	2000
Assets
Investments:
Fixed maturities available-for-sale, at fair value	$10,539.6	$9,260.5
Equity securities available-for-sale, at fair value:
Common stocks	20.6	15.3
Preferred stocks, non-redeemable	17.2	20.8
Investment in affiliate	2.6	2.6
Mortgage loans, net of valuation allowance of $18.2 and $14.3 at December 31, 2001 and 2000, respectively	938.8	1,130.0
Policy loans	109.4	89.0
Real estate owned	3.5	2.5
Other invested assets	147.4	134.7

Total investments	11,779.1	10,655.4

Cash and cash equivalents	—	71.4
Accrued investment income	208.4	215.9
Deferred acquisition costs	853.8	715.7
Intangible assets	352.9	400.4
Reinsurance recoverable	151.1	90.6
Other assets	117.0	69.9
Separate account assets	8,994.3	10,393.2

Total assets	$22,456.6	$22,612.5

Liabilities and Shareholders’ Interest
Liabilities:
Future annuity and contract benefits	$10,975.3	$9,934.3
Liability for policy and contract claims	189.0	140.4
Other policyholder liabilities	91.4	164.0
Accounts payable and accrued expenses	548.9	473.9
Deferred income tax liability	75.5	32.0
Separate account liabilities	8,994.3	10,393.2

Total liabilities	20,874.4	21,137.8

Shareholders’ interest:
Net unrealized investment losses	(17.4)	(18.7)
Derivatives qualifying as hedges	(8.1)	—

Accumulated non-owner changes in equity	(25.5)	(18.7)
Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued and outstanding)	120.0	120.0
Common stock ($1,000 par value, 50,000 authorized, 25,651 shares issued and outstanding)	25.6	25.6
Additional paid-in capital	1,050.7	1,050.7
Retained earnings	411.4	297.1

Total shareholders’ interest	1,582.2	1,474.7

Total liabilities and shareholders’ interest	$22,456.6	$22,612.5

See accompanying Notes to Consolidated Financial Statements.

F-2

GE LIFE AND ANNUITY ASSURANCE COMPANY
AND SUBSIDIARY

Consolidated Statements of Income

(Dollar amounts in millions)

	Years Ended December 31,
	2001	2000	1999
Revenues:
Net investment income	$698.9	$708.9	$638.2
Net realized investment gains	29.1	4.3	12.0
Premiums	108.4	116.3	123.9
Cost of insurance	126.1	126.0	129.0
Variable product fees	131.1	148.7	90.2
Other income	40.8	49.2	24.6

Total revenues	1,134.4	1,153.4	1,017.9

Benefits and expenses:
Interest credited	533.8	532.6	440.8
Benefits and other changes in policy reserves	182.3	223.6	214.7
Commissions	162.7	229.3	192.1
General expenses	129.0	124.8	124.7
Amortization of intangibles, net	50.0	43.7	58.3
Change in deferred acquisition costs, net	(125.3)	(237.7)	(179.1)
Interest expense	2.2	1.1	1.9

Total benefits and expenses	934.7	917.4	853.4

Income before income taxes and cumulative effect of change in accounting principle	199.7	236.0	164.5
Provision for income taxes	70.1	72.9	56.6

Income before cumulative effect of change in accounting principle	129.6	163.1	107.9

Cumulative effect of change in accounting principle, net of tax	(5.7)	—	5.0

Net income	$123.9	$163.1	$112.9

See accompanying Notes to Consolidated Financial Statements.

F-3

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Shareholders’ Interest

(Dollar amounts in millions)

	Preferred Stock		Common Stock		Common Stock Declared but not Issued
	Shares	Amount	Shares	Amount	Shares	Amount
Balances at December 31, 1998	120,000	$120.0	7,010	$7.0	18,641	$18.6
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—
Net unrealized losses on investment securities (a)	—	—	—	—	—	—

Total changes other than transactions with shareholders
Cash dividend declared and paid	—	—	—	—	—	—
Common stock issued	—	—	18,641	18.6	(18,641)	(18.6)
Adjustment to reflect purchase method	—	—	—	—	—	—

Balances at December 31, 1999	120,000	120.0	25,651	25.6	—	—
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—
Net unrealized gains on investment securities (a)	—	—	—	—	—	—

Total changes other than transactions with shareholders
Cash dividend declared and paid	—	—	—	—	—	—

Balances at December 31, 2000	120,000	120.0	25,651	25.6	—	—
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—
Net unrealized gains on investment securities (a)	—	—	—	—	—	—
Cumulative effect on shareholders’ interest of adopting SFAS 133 (b)	—	—	—	—	—	—
Derivatives qualifying as hedges	—	—	—	—	—	—

Total changes other than transactions with shareholders
Cash dividend declared and paid	—	—	—	—	—	—

Balances at December 31, 2001	120,000	$120.0	25,651	$25.6	—	$—

(a)	Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b)	Presented net of deferred taxes of $4.4.

See accompanying Notes to Consolidated Financial Statements.

F-4

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Shareholders’ Interest

(Dollar amounts in millions)

	Additional Paid-In Capital	Accumulated Non-owner Changes in Equity	Retained Earnings	Total Shareholders’ Interest

Balances at December 31, 1998	$1,050.1	$57.8	$40.3	$1,293.8
Changes other than transactions with shareholders:
Net income	—	—	112.9	112.9
Net unrealized losses on investment securities (a)	—	(192.0)	—	(192.0)

Total changes other than transactions with shareholders				(79.1)
Cash dividend declared and paid	—	—	(9.6)	(9.6)
Common stock issued	—	—	—	—
Adjustment to reflect purchase method	0.6	—	—	0.6

Balances at December 31, 1999	1,050.7	(134.2)	143.6	1,205.7
Changes other than transactions with shareholders:
Net income	—	—	163.1	163.1
Net unrealized gains on investment securities (a)	—	115.5	—	115.5

Total changes other than transactions with shareholders				278.6
Cash dividend declared and paid	—	—	(9.6)	(9.6)

Balances at December 31, 2000	1,050.7	(18.7)	297.1	1,474.7
Changes other than transactions with shareholders:
Net income	—	—	123.9	123.9
Net unrealized gains on investment securities (a)	—	1.3	—	1.3
Cumulative effect on shareholders’ interest of adopting SFAS 133 (b)	—	(7.8)	—	(7.8)
Derivatives qualifying as hedges	—	(0.3)	—	(0.3)

Total changes other than transactions with shareholders				117.1
Cash dividend declared and paid	—	—	(9.6)	(9.6)

Balances at December 31, 2001	$1,050.7	$(25.5)	$411.4	$1,582.2

(a)	Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b)	Presented net of deferred taxes of $4.4.

See accompanying Notes to Consolidated Financial Statements.

F-5

GE LIFE AND ANNUITY ASSURANCE COMPANY
AND SUBSIDIARY

Consolidated Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2001	2000	1999
Cash flows from operating activities:
Net income	$123.9	$163.1	$112.9

Adjustments to reconcile net income to net cash provided by operating activities:
Cumulative effect of change in accounting principle, net of tax	5.7	—	(5.0)
Cost of insurance and surrender fees	(155.9)	(149.3)	(169.5)
Decrease in future policy benefits	589.9	688.9	565.5
Net realized investment gains	(29.1)	(4.3)	(12.0)
Amortization of investment premiums and discounts	6.8	(3.4)	(1.3)
Amortization of intangibles	50.0	43.7	58.3
Deferred income tax expense	51.1	94.5	25.0
Change in certain assets and liabilities:
Decrease (increase) in:
Accrued investment income	7.5	(25.7)	(48.6)
Deferred acquisition costs	(125.3)	(237.7)	(179.1)
Other assets, net	(45.0)	188.2	(195.1)
Increase (decrease) in:
Policy and contract claims	39.7	25.5	(43.4)
Other policyholder liabilities	(71.5)	26.8	20.0
Accounts payable and accrued expenses	72.4	276.2	73.8

Total adjustments	396.3	923.4	88.6

Net cash provided by operating activities	520.2	1,086.5	201.5

Cash flows from investing activities:
Short-term investment activity, net	(22.9)	(17.6)	—
Proceeds from sales and maturities of investment securities and other invested assets	3,904.1	1,997.0	1,702.2
Principal collected on mortgage and policy loans	332.6	102.1	103.3
Proceeds collected from policy loan securitization	—	—	145.1
Purchases of investment securities and other invested assets	(5,182.8)	(3,047.2)	(3,037.4)
Mortgage loan originations and increase in policy loans	(167.9)	(437.4)	(170.4)

Net cash used in investing activities	(1,136.9)	(1,403.1)	(1,257.2)

Cash flows from financing activities:
Proceeds from issue of investment contracts	4,120.9	5,274.4	4,717.6
Redemption and benefit payments on investment contracts	(3,566.0)	(4,946.8)	(3,593.4)
Cash dividends to shareholders	(9.6)	(9.6)	(9.6)

Net cash provided by financing activities	545.3	318.0	1,114.6

Net increase (decrease) in cash and equivalents	(71.4)	1.4	58.9
Cash and cash equivalents at beginning of year	71.4	70.0	11.1

Cash and cash equivalents at end of year	$—	$71.4	$70.0

See accompanying Notes to Consolidated Financial Statements.

F-6

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(1)  Summary of Significant Accounting Policies

(a)  Principles of Consolidation

The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the “Company” or “GELAAC”). All significant intercompany accounts and transactions have been eliminated in consolidation.

The majority of GELAAC’s outstanding common stock is owned by General Electric Capital Assurance Company (“GECA”). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (“GEFAHI”), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation (“GECC”). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. (“GE Capital Services”), which in turn is wholly-owned, directly or indirectly, by General Electric Company.

(b)  Basis of Presentation

These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

(c)  Products

The Company’s product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company’s principal product lines under the Wealth Accumulation and Transfer segment are annuities (deferred and immediate; either fixed or variable), life insurance (universal, variable, ordinary and group) and guaranteed investment contracts (“GICs”) including funding agreements.

Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company’s principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance.

The Company distributes its products through two primary channels: intermediaries (such as brokerage general agents, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers and specialized brokers) and career or dedicated sales forces, who distribute certain of the Company’s products on an exclusive basis, some of whom are not employees of the Company. Approximately 30%, 25% and 28% of the Company’s sales of variable products in 2001, 2000 and 1999, respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company’s competitive position in the marketplace, the availability of business from other distributors, and the Company’s mix of other products.

F-7

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The Company offers insurance products throughout the United States of America (except New York). Approximately 17%, 18% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the South Atlantic region of the United States, approximately 23%, 24% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the Mid-Atlantic region of the United States and approximately 13%, 9% and 11% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in California.

(d)  Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

(e)  Cash and Cash Equivalents

Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days are included in other invested assets.

(f)  Investment Securities

The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) and its equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders’ interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded

F-8

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

Mortgage and policy loans are stated at their unpaid principal balance, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management’s best estimate of probable losses, including specific allowances for known troubled credits, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

Short-term investments, if any, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

(g)  Deferred Acquisition Costs

Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

Acquisition costs include first-year commissions in excess of recurring renewal commissions, and certain support costs such as underwriting and policy issue costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

(h)  Intangible Assets

Present Value of Future Profits — In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits (“PVFP”), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company’s net income but rather as a credit or charge to shareholders’ interest, net of applicable income tax.

F-9

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Goodwill — Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

(i)  Federal Income Taxes

The Company files a consolidated life insurance federal income tax return with its parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

(j)  Reinsurance

Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

(k)  Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder’s current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

(l)  Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

(m)  Separate Accounts

The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity and variable life contract holders. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders’ equity in those assets.

The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2001, approximately $55.9 of the Company’s other invested assets related to its capital investments is in the separate accounts.

F-10

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(n)  Accounting Changes

At January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 11.

At January 1, 2001, the Company’s consolidated financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

	Earnings	Shareholders’ Interest
Adjustment to fair value of derivatives (a)	$(8.7)	$(12.2)
Income tax effects	3.0	4.4

Totals	$(5.7)	$(7.8)

(a)	For earnings effect, amount shown is net of hedged items.

The cumulative effect on shareholders’ interest was primarily attributable to marking to market swap contracts used to hedge variable-rate investments. Decreases in the fair values of these instruments were attributable to changes in interest rates since inception of the hedging arrangement. As a matter of policy, the Company ensures that funding, including the effect of derivatives, of its investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

In November 2000, the Emerging Issues Task Force of the Financial Accounting Standards Board (FASB) reached a consensus on accounting for impairment of retained beneficial interests (EITF 99-20). Under this consensus, impairment of certain beneficial interests in securitized assets must be recognized when (1) the asset’s fair value is below its carrying value, and (2) it is probable that there has been an adverse change in estimated cash flows. Previously, impairment on such assets was recognized when the asset’s carrying value exceeded estimated cash flows discounted at a risk free rate of return. The effect of adopting EITF 99-20 at January 1, 2001 was not significant to the Company’s operating results.

See Note 9 for Change in Accounting for Insurance-Related Assessments in 1999.

(o)  Accounting Pronouncement Not Yet Adopted

SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any

F-11

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7.

(2)  Investment Securities

(a)  General

For the years ended December 31, the sources of investment income of the Company were as follows:

	2001	2000	1999
Fixed maturities	$615.2	$623.1	$557.9
Equity securities	1.7	1.8	2.2
Mortgage loans	80.9	80.0	66.9
Policy loans	7.1	4.6	14.0
Other investments	1.8	6.7	2.5

Gross investment income	706.7	716.2	643.5
Investment expenses	(7.8)	(7.3)	(5.3)

Net investment income	$698.9	$708.9	$638.2

For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

	2001	2000	1999
Sales proceeds	$2,663.3	$874.2	$590.3

Gross realized investment:
Gains	100.5	29.3	28.6
Losses	(71.4)	(25.0)	(16.6)

Net realized investment gains	$29.1	$4.3	$12.0

The additional proceeds from investments presented in the Company’s Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders’ interest as of December 31 are summarized as follows:

F-12

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

	2001	2000	1999
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
Fixed maturities	$(41.2)	$(34.4)	$(2425.0)
Equity securities	4.6	(1.6)	(0.4)
Other invested assets	(16.4)	(3.2)	(4.1)

Subtotal	(53.0)	(39.2)	(249.5)

Adjustments to the present value of future profits and deferred acquisition costs	25.2	10.1	43.1
Deferred income taxes	10.4	10.4	72.2

Net unrealized losses on available-for-sale investment securities	$(17.4)	$(18.7)	$(134.2)

The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

	2001	2000	1999
Net unrealized gains (losses) on investment securities — beginning of year	$(18.7)	$(134.2)	$57.8
Unrealized gains (losses) on investment securities — net of deferred taxes of ($5.1), ($63.3) and $99.1	10.8	118.3	(184.2)
Reclassification adjustments — net of deferred taxes of $5.1, $1.5 and $4.5	(9.5)	(2.8)	(7.8)

Net unrealized losses on investment securities — end of year	$(17.4)	$(18.7)	$(134.2)

At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company’s fixed maturities and equity securities available-for-sale were as follows:

2001	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Fixed maturities:
U.S. government and agency	$5.1	$0.1	$—	$5.2
State and municipal	1.2	—	—	1.2
Non-U.S. government	37.0	0.2	(0.5)	36.7
U.S. corporate	5,976.7	93.6	(199.4)	5,870.9
Non-U.S. corporate	819.5	10.5	(18.0)	812.0
Mortgage-backed	2,217.3	50.9	(7.3)	2,260.9
Asset-backed	1,524.0	31.5	(2.8)	1,552.7

Total fixed maturities	10,580.8	186.8	(228.0)	10,539.6
Common stocks and non-redeemable preferred stocks	33.2	4.8	(0.2)	37.8

Total available-for-sale securities	$10,614.0	$191.6	$(228.2)	$10,577.4

F-13

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

2000	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Fixed maturities:
U.S. government and agency	$10.3	$0.3	$—	$10.6
State and municipal	1.3	—	—	1.3
Non-U.S. government	3.0	—	—	3.0
U.S. corporate	5,705.5	24.2	(148.8)	5,580.9
Non-U.S. corporate	851.2	35.3	(2.2)	884.3
Mortgage-backed	1,762.2	44.0	—	1,806.2
Asset-backed	961.4	12.8	—	974.2

Total fixed maturities	9,294.9	116.6	(151.0)	9,260.5
Common stocks and non-redeemable preferred stocks	37.7	0.9	(2.5)	36.1

Total available-for-sale securities	$9,332.6	$117.5	$(153.5)	$9,296.6

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$131.3	$131.3
Due one year through five years	2,518.4	2,524.6
Due five years through ten years	2,570.8	2,524.9
Due after ten years	1,619.0	1,545.2

Subtotals	6,839.5	6,726.0
Mortgage-backed securities	2,217.3	2,260.9
Asset-backed securities	1,524.0	1,552.7

Totals	$10,580.8	$10,539.6

As of December 31, 2001, $1,175.0 of the Company’s investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.5 and $5.6 as of December 31, 2001 and 2000, respectively.

As of December 31, 2001, approximately 20.7%, 17.2% and 14.3% of the Company’s investment portfolio is comprised of securities issued by the manufacturing, financial and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company’s investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As of December 31, 2001 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders’ interest.

F-14

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody’s.

	2001		2000
	Fair value	Percent	Fair value	Percent
Agencies and treasuries	$250.5	2.4%	$226.8	2.5%
AAA/Aaa	3,232.4	30.7	2,406.5	26.0
AA/Aa	841.9	8.0	645.7	7.0
A/A	2,432.5	23.1	2,161.3	23.3
BBB/Baa	2,366.6	22.4	2,259.4	24.4
BB/Ba	346.2	3.3	365.9	4.0
B/B	95.6	0.9	168.0	1.8
CCC/Ca	10.0	0.1	10.1	0.1
Not rated	963.9	9.1	1,016.8	11.0

Totals	$10,539.6	100.0%	$9,260.5	100.1%

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as “not rated.” This has neither positive nor negative implications regarding the value of the security.

At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $11.7 and $6.4, respectively.

The Company has limited partnership commitments outstanding of $16.0 and $51.5 at December 31, 2001 and 2000, respectively.

(b)  Mortgage and Real Estate Portfolio

The Company’s mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

Geographic distribution as of December 31, 2001:

	Mortgage	Real Estate
South Atlantic	26.8%	100.0%
Mid Atlantic	10.3	—
Pacific	30.7	—
East North Central	10.0	—
West South Central	4.6	—
Mountain	9.8	—
Other	7.8	—

Totals	100.0%	100.0%

F-15

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Type distribution as of December 31, 2001:

	Mortgage	Real Estate
Office Building	27.6%	—%
Retail	26.1	100.0
Industrial	28.0	—
Apartments	12.9	—
Other	5.4	—

Totals	100.0%	100.0%

For the years ended December 31, 2001 and 2000, respectively, the Company originated $36.0 and $96.6 of mortgages secured by real estate in California, which represents 25% and 22% of the Company’s total U.S. originations for those years.

GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2001 and 2000, totaled $6.7 and $3.6 respectively.

“Impaired” loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company’s commercial loans.

Under these principles, the Company has two types of “impaired” loans: loans requiring allowances for losses (none as of December 31, 2001 and 2000) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($7.6 and $6.3, as of December 31, 2001 and 2000, respectively). Average investment in impaired loans during 2001, 2000 and 1999 was $6.8, $11.5 and $15.0 and interest income earned on these loans while they were considered impaired was $0.9, $0.8 and $2.6 for the years ended 2001, 2000 and 1999, respectively.

The following table presents the activity in the allowance for losses during the years ended December 31:

	2001	2000	1999
Balance at January 1	$14.3	$23.3	$20.9
Provision (benefit) charged (credited) to operations	2.3	(11.1)	1.6
Amounts written off, net of recoveries	1.6	2.1	0.8

Balance at December 31	$18.2	$14.3	$23.3

During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

The allowance for losses on mortgage loans at December 31, 2001, 2000 and 1999 represented 1.9%, 1.3% and 2.8% of gross mortgage loans, respectively.

The Company had $5.0 and $4.5 of non-income producing mortgage loans as of December 31, 2000 and 1999, respectively. There were no non-income producing mortgage loans as of December 31, 2001.

F-16

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(3)  Deferred Acquisition Costs

Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

	2001	2000	1999
Unamortized balance at January 1	$712.9	$475.2	$296.1
Costs deferred	204.1	304.4	218.9
Amortization, net	(78.8)	(66.7)	(39.8)

Unamortized balance at December 31	838.2	712.9	475.2
Cumulative effect of net unrealized investment losses	15.6	2.8	7.3

Financial statement balance at December 31	$853.8	$715.7	$482.5

(4)  Intangible Assets

(a)  Present Value of Future Profits

The method used by the Company to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

The following table presents the activity in PVFP for the years ended December 31:

	2001	2000	1999
Unamortized balance at January 1	$278.1	$314.8	$367.0
Interest accreted at 6.57%, 5.94% and 6.64% for 2001, 2000 and 1999, respectively	16.3	17.1	21.9
Amortization	(59.3)	(53.8)	(74.1)

Unamortized balance at December 31	235.1	278.1	314.8
Cumulative effect of net unrealized investment losses	9.6	7.3	35.8

Financial statement balance at December 31	$244.7	$285.4	$350.6

The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2002	11.8%
2003	9.7
2004	8.4
2005	7.3
2006	6.5

(b)  Goodwill

At December 31, 2001 and 2000, total unamortized goodwill was $107.4 and $114.4, respectively, which is shown net of accumulated amortization and adjustments of $43.3 and $36.3 for the years ended December 31,

F-17

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

2001 and 2000, respectively. Goodwill amortization was $7.0, $7.0 and $6.0 for the years ending December 31, 2001, 2000 and 1999, respectively.

(5)  Reinsurance

GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC’s reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

The effects of reinsurance on premiums earned for the years ended December 31 were as follows:

	2001	2000	1999
Direct	$128.8	$145.6	$166.6
Assumed	3.3	3.3	3.0
Ceded	(23.7)	(32.5)	(45.7)

Net premiums earned	$108.4	$116.4	$123.9

Percentage of amount assumed to net	3%	3%	2%

Due to the nature of the Company’s insurance contracts, premiums earned approximate premiums written.

Reinsurance recoveries recognized as a reduction of benefits amounted to $58.0, $54.3 and $68.2 for the years ended December 31, 2001, 2000 and 1999, respectively.

(6)  Future Annuity and Contract Benefits

(a)  Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder’s contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

(b)  Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

F-18

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The following chart summarizes the major assumptions underlying the Company’s recorded liabilities for future annuity and contract benefits:

	Withdrawal Assumption	Mortality/ Morbidity Assumption	Interest Rate Assumption	December 31,
				2001	2000
Investment contracts	N/A	N/A	N/A	$8,788.6	$7,759.7
Limited-payment contracts	None	(a)	3.5-10.0%	17.9	17.4
Traditional life insurance contracts	Company	(b)	7.0% grading	344.2	362.3
	Experience		to 6.5%
Universal life-type contracts	N/A	N/A	N/A	1,774.9	1,747.5
Accident and health	Company	(c)	7.5% grading	49.7	47.4
	Experience		to 4.75%

Total future annuity and contract benefits				$10,975.3	$9,934.3

(a)	Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b)	Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c)	The 1958 Commissioner’s Standard Ordinary Table, 1964 modified and 1987 Commissioner’s Disability Tables, and Company experience.

(7)  Income Taxes

The total provision for income taxes for the years ended December 31 consisted of the following components:

	2001	2000	1999
Current federal income tax provision (benefit)	$18.2	$(20.8)	$29.3
Deferred federal income tax provision	49.1	90.5	24.9

Subtotal-federal provision	67.3	69.7	54.2

Current state income tax provision (benefit)	0.8	(0.8)	2.3
Deferred state income tax provision	2.0	4.0	0.1

Subtotal-state provision	2.8	3.2	2.4

Total income tax provision	$70.1	$72.9	$56.6

The reconciliation of the federal statutory rate to the effective income tax rate at December 31 is as follows:

	2001	2000	1999
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal income tax benefit	0.5	0.5	0.5
Non-deductible goodwill amortization	1.2	1.0	1.2
Dividends-received deduction	(2.9)	(1.7)	(1.6)
Other, net	1.3	(3.9)	(0.7)

Effective rate	35.1%	30.9%	34.4%

F-19

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The components of the net deferred tax liability at December 31 are as follows:

	2001	2000
Assets:
Insurance reserve amounts	$161.8	$165.6
Net unrealized losses on investment securities	10.4	10.4
Net unrealized loss on derivatives	5.0	—

Total deferred income tax assets	177.2	176.0

Liabilities:
Investments	1.6	5.3
Present value of future profits	47.3	50.3
Deferred acquisition costs	194.6	149.6
Other	9.2	2.8

Total deferred income tax liabilities	252.7	208.0

Net deferred income tax liability	$75.5	$32.0

Based on an analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

The Company received a refund of federal and state taxes for the year ended December 31, 2001 of $23.9, and paid $41.1 and $41.8, for federal and state income taxes for the years ended December 31, 2000 and 1999, respectively.

(8)  Related Party Transactions

GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $18.3, $11.1 and $14.8 for the years ended December 31, 2001, 2000 and 1999, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $68.1, $55.2 and $45.1, for the years ended December 31, 2001, 2000 and 1999, respectively.

GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $0.6, $1.1 and $1.9 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company pays interest at the cost of funds of GNA Corporation, which was 2.8%, 6.9% and 5.9% as of December 31, 2001, 2000 and 1999, respectively. The amounts outstanding as of December 31, 2001 and 2000 were $50.5 and $85.7, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

(9)  Guaranty Association Assessments

The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

F-20

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $0.1, $0.5, and $0.1 to various state guaranty associations during 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, accounts payable and accrued expenses include $4.7 and $4.6, respectively, related to estimated future payments.

Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 (net of income taxes of $2.8).

(10)  Litigation

The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company’s Consolidated Financial Statements.

On November 1, 2000, the Company was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, the Company successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from the Company and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied the Company’s motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. The Company intends to defend this lawsuit, including plaintiff’s efforts to certify a nationwide class action, vigorously.

(11)  Fair Value of Financial Instruments

Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities—those not carried at fair value—are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

A description of how fair values are estimated follows:

Borrowings.    Based on market quotes or comparables.

Mortgage loans.    Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

Investment contract benefits.    Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

All other instruments.    Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

F-21

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

	2001				2000
	Assets (Liabilities)				Assets (Liabilities)
	Notional Amount		Carrying amount	Fair value	Notional Amount		Carrying amount	Fair value
Assets:
Mortgage loans	(a	)	$938.8	$978.4	(a	)	$1,130.0	$1,174.0
Other financial instruments	(a	)	17.8	17.8	(a	)	9.3	9.3
Liabilities:
Borrowings and related instruments:
Borrowings	(a	)	(50.5)	(50.5)	(a	)	(85.7)	(85.7)
Investment contract benefits	—		(8,788.6)	(8,812.3)	—		(7,759.7)	(7,339.5)
Other firm commitments:
Ordinary course of business lending commitments	6.7		—	—	3.6		—	—

(a)	These financial instruments do not have notional amounts.

On January 1, 2001 GELAAC adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as discussed in Note 1. The paragraphs that follow provide additional information about derivatives and hedging relationships in accordance with SFAS 133.

Under SFAS 133, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

The nature of the Company’s business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates. As discussed more fully in Note 1 of the 2001 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001, accounting change previously described affected only the pattern and timing of non-cash accounting recognition.

At January 1, 2001, the Company’s financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

	Earnings	Shareholders’ Interest
Adjustment to fair value of derivatives (a)	$(8.7)	$(12.2)
Income tax effects	3.0	4.4

Totals	$(5.7)	$(7.8)

        (a)    For earnings effect, amount shown is net of hedged items.

F-22

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

A reconciliation of current period changes for the twelve months ended December 31, 2001, net of applicable income taxes in the separate component of shareholders’ interest labeled “derivatives qualifying as hedges,” follows:

Transition adjustment as of January 1, 2001	$(7.8)
Current period decreases in fair value — net	(0.1)
Reclassification to earnings, net	(0.2)

Balance at December 31, 2001	$(8.1)

The cumulative effect on shareholders’ interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate investments. Decreases in the fair value of these instruments are attributable to changes in interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

Hedges of Future Cash Flows

There was less than $0.1 of ineffectiveness reported in the twelve months ended December 31, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2001 related to the hedge of future cash flows.

Of the $(7.8) transition adjustment recorded in shareholders’ interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $(8.1), net of taxes, recorded in shareholders’ interest at December 31, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest income on floating-rate instruments. Of this amount $(0.2), net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended December 31, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the twelve months ended December 31, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

At December 31, 2001, there were derivative instruments hedging the reinvestment risk of forecasted purchases of bonds that would occur within one month of year end.

Hedges of Recognized Assets, Liabilities and Firm Commitments

The ineffective portion of changes in fair values of hedge positions, reported in the twelve month period ended December 31, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

Derivatives Not Designated as Hedges

At December 31, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

(12)  Restrictions on Dividends

Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice, based on the lesser of 10% of the

F-23

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

prior year statutory surplus and 100% of prior year statutory net gain from operations. Dividends in excess of the prescribed limits or the Company’s earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2001, the Company is able to distribute $58.4 in dividends in 2002 without obtaining regulatory approval.

The Company declared and paid dividends of $9.6 for the years ended December 31, 2001, 2000 and 1999.

(13)  Supplementary Financial Data

The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders’ interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices. The impact of adoption of codification increased statutory capital and surplus by $16.6, primarily related to the recognition of certain deferred tax assets.

For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below (unaudited):

	2001	2000	1999
Statutory net income (loss)	$(20.5)	$68.0	$70.8
Statutory capital and surplus	$584.4	$593.5	$542.5

The NAIC has adopted Risk Based Capital (“RBC”) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14)  Operating Segment Information

The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company’s principal product lines within these two segments.

F-24

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The following is a summary of industry segment activity for 2001, 2000 and 1999:

2001 — Segment Data
	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$695.8	$3.1	$698.9
Net realized investment gains	29.1	—	29.1
Premiums	48.2	60.2	108.4
Other revenues	297.8	0.2	298.0

Total revenues	1,070.9	63.5	1,134.4

Interest credited, benefits, and other changes in policy reserves	674.1	42.0	716.1
Commissions	146.8	15.9	162.7
Amortization of intangibles	47.9	2.1	50.0
Other operating costs and expenses	0.7	5.2	5.9

Total benefits and expenses	869.5	65.2	934.7

Income (loss) before income taxes and cumulative effect of change in accounting principle	$201.4	$(1.7)	$199.7

Total Assets	$22,288.6	$168.0	$22,456.6

2000 — Segment Data
	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$703.5	$5.4	$708.9
Net realized investment gains	4.3	—	4.3
Premiums	55.3	61.0	116.3
Other revenues	316.2	7.7	323.9

Total revenues	1,079.3	74.1	1,153.4

Interest credited, benefits, and other changes in policy reserves	715.3	40.9	756.2
Commissions	212.8	16.5	229.3
Amortization of intangibles	41.5	2.2	43.7
Other operating costs and expenses	(119.7)	7.9	(111.8)

Total benefits and expenses	849.9	67.5	917.4

Income before income taxes	$229.4	$6.6	$236.0

Total Assets	$22,440.7	$171.8	$22,612.5

F-25

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

1999 — Segment Data
	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$634.2	$4.0	$638.2
Net realized investment gains	12.0	—	12.0
Premiums	67.8	56.1	123.9
Other revenues	243.6	0.2	243.8

Total revenues	957.6	60.3	1,017.9

Interest credited, benefits, and other changes in policy reserves	617.0	38.5	655.5
Commissions	179.7	12.4	192.1
Amortization of intangibles	56.2	2.1	58.3
Other operating costs and expenses	(55.1)	2.6	(52.5)

Total benefits and expenses	797.8	55.6	853.4

Income before income taxes and cumulative effect of change in accounting principle	$159.8	$4.7	$164.5

Total Assets	$19,774.2	$183.1	$19,957.3

F-26

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1)(a)	Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of the Separate Account.(2)

(1)(a)(i)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4.(10)

(2)	Not Applicable.

(3)(a)	Underwriting Agreement dated December 1, 2001 between GE Life and Annuity Assurance Company and Capital Brokerage Corporation.(13)

(3)(b)	Dealer Sales Agreement.(13)

(4)(a)	Contract Form P1152.(3)

(4)(b)	Endorsements to Contract.

(4)(b)(i)	IRA Endorsement.(2)

(4)(b)(ii)	Pension Endorsement.(2)

(4)(b)(iii)	Section 403(b) Endorsement.(2)

(4)(b)(iv)	Optional Death Benefit Rider.(4)

(4)(b)(v)	Optional Enhanced Death Benefit Rider.(9)

(4)(b)(vi)	Optional Enhanced Death Benefit Rider P5153 12/00.(10)

(4)(b)(vii)	Monthly Income Benefit Endorsement P5154 12/00.(10)

(4)(b)(viii)	Optional Enhanced Death Benefit Rider P5161 3/01.(11)

(5)(a)	Form of Application.(2)

(6)(a)	Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company.(9)

(6)(b)	Amended Bylaws of GE Life and Annuity Assurance Company.(9)

(7)	Not Applicable.

(8)(a)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(2)

(8)(a)(i)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(2)

(8)(a)(ii)	Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(2)

(8)(a)(iii)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(2)

(8)(b)	Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia.(2)

(8)(b)(i)	Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia.(2)

(8)(c)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance Company of Virginia.(2)

(8)(d)	Participation Agreement between Janus Capital Corporation and Life of Virginia.(2)

(8)(d)(i)	Amendment to Participation Agreement between Janus Capital Corporation and GE Life & Annuity.(7)

(8)(e)	Participation Agreement between Insurance Management Series, Federated Securities Corporation, and The Life Insurance Company of Virginia.(2)

(8)(f)	Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.(1)

(8)(g)(i)	Amendment to Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance Company.(5)

(8)(h)	Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia.(1)

(8)(i)	Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance Company of Virginia.(1)

(8)(j)	Participation Agreement between Goldman Sach Variable Series Funds and The Life Insurance Company of Virginia.(2)

(8)(k)	Participation Agreement between Salomon Brothers Variable Series Funds and The Life Insurance Company of Virginia.(3)

(8)(l)	Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company of Virginia.(3)

(8)(l)(i)	Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company.(7)

(8)(m)	Form of Participation Agreement between AIM Variable Insurance Funds, Inc. and GE Life and Annuity Assurance Company.(6)

(8)(n)	Form of Participation Agreement between Dreyfus and GE Life and Annuity Assurance Company.(8)

(8)(o)	Participation Agreement between MFS® Variable Insurance Trust and GE Life and Annuity Assurance Company.(8)

(8)(p)	Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company.(8)

(8)(q)	Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance Company.(8)

(8)(r)	Participation Agreement between The Prudential Series Fund, Inc. and GE Life and Annuity Assurance Company.(11)

(9)	Consent and Opinion of Counsel.(13)

(10)	Consent of Independent Auditors.(12)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedule showing computation for Performance Data.(4)

(14)	Power of Attorney dated April 23, 2002.(12)

(1)
Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 33-76334) filed with the Securities and Exchange Commission on September 28, 1995.

(2)
Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-4 (File No. 33-76334) filed with the Securities and Exchange Commission on May 1, 1998.

(3)
Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62695) filed with the Securities and Exchange Commission on December 18, 1998.

(4)
Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-63531) filed with the Securities and Exchange Commission on March 12, 1999.

(5)	Incorporated herein by reference to initial filing to the Registrant’s Registration Statement on Form N-4 (File No. 333-96513) filed with the Securities and Exchange Commission on December 21, 1999.
(6)
Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-96513) filed with the Securities and Exchange Commission on March 15, 2000.

(7)
Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-4 (File No. 33-76334) filed with the Securities and Exchange Commission on April 28, 2000.

(8)
Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-31172) filed with the Securities and Exchange Commission on June 2, 2000.

(9)
Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-31172) filed with the Securities and Exchange Commission on September 1, 2000.

(10)
Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-4 (File No. 333-63531) fund with the Securities and Exchange Commission on February 28, 2001.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (File No. 333-62695) filed with the Securities and Exchange Commission on April 30, 2001.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement (File No. 333-62695) filed with the Securities and Exchange Commission on April 26, 2002.
(13)	Filed herein.

Item 25.    Directors and Officers of GE Life and Annuity Assurance Company

Name	Positions and Offices with Depositor

Pamela S. Schutz	President, Chief Executive Officer, and Director

Thomas M. Stinson	Senior Vice President and Director

Elliot A. Rosenthal	Senior Vice President and Director

Leon E. Roday	Senior Vice President and Director

Geoffrey S. Stiff	Senior Vice President and Director

Paul A. Haley	Senior Vice President

Rose Hampton	Senior Vice President

Frank Gencarelli	Senior Vice President

Kelly L. Groh	Senior Vice President and Chief Financial Officer

Susan M. Mann	Vice President and Controller

Gary T. Prizzia	Treasurer

Heather Harker	Vice President, Associate General Counsel and Assistant Secretary

The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230.

Item 26.    Persons Controlled by or Under Common Control With the Depositor or Registrant

Item 27.    Number of Contractowners

There are 31,870 contractowners invested in this product as of September 26, 2002.

Item 28.    Indemnification

(a)	Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

(a)  The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

(b)  The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c)  Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

(d)  Expenses (including attorneys’ fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

(e)  The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

(f)  Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

(g)  The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

*    *    *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public contract as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public contract as expressed in the Act and will be governed by the final adjudication of such issue.

(b)	Rule 484 Undertaking

Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.    Principal Underwriters

(a)  Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance Contracts issued through GE Life & Annuity Separate Accounts I, II, III, 4 and 5.

(b)

Name	Address	Positions and Offices with Underwriter

Adam T. Rochlin	201 Merrit 7 Norwalk, CT 06856	President and Chief Executive Officer

Thomas W. Casey	6604 W. Broad St. Richmond, VA 23230	Senior Vice President

Robert T. Methven	200 N. Martingale Rd. Schaumburg, IL 60173	Senior Vice President

Gary T. Prizzia	6620 W. Broad Street Richmond, VA 23230	Treasurer

Edward J. Wiles, Jr.	201 Merrit 7 Norwalk, CT 06856	Senior Vice President, Chief Compliance Officer

Kelly L. Groh	6610 W. Broad Street Richmond, Virginia 23230	Chief Financial Officer, Controller

Name	Address	Positions and Offices with Underwriter
Victor C. Moses	601 Union St., Ste. 5600 Seattle, WA 98101	Senior Vice President

Geoffrey S. Stiff	6610 W. Broad St. Richmond, VA 23230	Senior Vice President

Ward E. Bobitz	6620 W. Broad St. Richmond, VA 23230	Vice President & Assistant Secretary

Brenda Daglish	6604 W. Broad St. Richmond, VA 23230	Vice President & Assistant Treasurer

William E. Daner, Jr.	6610 W. Broad St. Richmond, VA 23230	Vice President, Counsel & Secretary

Richard G. Fucci	6604 W. Broad St. Richmond, VA 23230	Vice President

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at its Home Office at 6610 West Broad Street, Richmond, VA 23230.

Item 31.    Management Services

All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

(d)  GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

Statement Pursuant to Rule 6c-7 of the Investment Company Act of 1940

GE Life and Annuity Assurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity and GE Life and Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

Section 403(b) of the Internal Revenue Representations

GE Life and Annuity Assurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, certifies that it meets all the requirements for effectiveness of this post-effective amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 30th day of September, 2002.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4 (Registrant)

By:	/s/ HEATHER HARKER
Heather Harker Vice President, Associate General Counsel and Assistant Secretary GE Life and Annuity Assurance Company

GE LIFE AND ANNUITY ASSURANCE COMPANY (Depositor)

By:	/s/ HEATHER HARKER
Heather Harker Vice President, Associate General Counsel and Assistant Secretary GE Life and Annuity Assurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Pamela S. Schutz	President, Chief Executive Officer and Director	09/30/02

* Thomas M. Stinson	Senior Vice President, Director	09/30/02

* Elliot A. Rosenthal	Senior Vice President, Director	09/30/02

* Kelly L. Groh	Chief Financial Officer	09/30/02

* Susan M. Mann	Controller	09/30/02

* Leon E. Roday	Senior Vice President, Director	09/30/02

* Geoffrey S. Stiff	Senior Vice President, Director	09/30/02

Signature	Title	Date

/s/ HEATHER HARKER Heather C. Harker	Vice President Associate General Counsel, and Assistant Secretary	09/30/02

* Paul A. Haley	Senior Vice President	09/30/02

*By: /s/ HEATHER HARKER Heather Harker	, pursuant to Power of Attorney executed on April 23, 2002.